UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07170

TCW Funds, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

(Address of principal executive offices)

Peter Davidson, Esq.

Vice President and Assistant Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Item 1.	Reports to Shareholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”):

EQUITY FUNDS

TCW Artificial Intelligence Equity Fund

TCW Global Real Estate Fund

TCW New America Premier Equities Fund

TCW Relative Value Dividend Appreciation Fund

TCW Relative Value Large Cap Fund

TCW Relative Value Mid Cap Fund

TCW Select Equities Fund

ASSET ALLOCATION FUND

TCW Conservative Allocation Fund

TCW Funds, Inc.

To Our Valued Shareholders

Kathryn Koch President and Chief Executive Officer

Dear Valued Investors,

I am pleased to present the semi-annual report for the TCW Funds, Inc. covering the six-month period ended April 30, 2023. I would like to express our appreciation for your continued investment in the TCW Funds as well as to welcome new shareholders to our Fund family. As of April 30, 2023, the TCW Funds held total assets of approximately $9.6 billion.

This report contains information highlighting fund performance and listing portfolio holdings as of April 30, 2023 for the TCW Funds’ Equity Funds and the TCW Conservative Allocation Fund.

The U.S. Stock Market

U.S. stocks advanced 8.6% (S&P 500 Total Return Index) during the period under review as stock market investors cheered the deceleration of inflation (CPI) from its peak 9.1% annual rate in June of last year to the recent 4.9% pace in April. Market participants were hopeful that an imminent end to the Fed’s rate hike cycle might permit the real economy to achieve a “soft-landing” rather than a painful recession, thereby sparing corporate earnings in the process. To be sure, economic data continued to reflect broad weakness in the economy, including housing, manufacturing, and services, as well as lower commodity prices and shipping rates, with first quarter GDP growth coming in weaker than expected (1.1% annual rate vs. 1.9% consensus). Yet, despite hopes that the Fed could “pause” its rate hike cycle, the fly in the ointment continued to be the still robust labor market, which produced 253k new nonfarm jobs in April. Importantly, Fed Chair Powell consistently emphasized the Federal Open Market Committee’s (FOMC) worry that services inflation was likely to remain “sticky” given wage gains (4.4% year-over-year in April) that appeared inconsistent with the Fed’s goal of bringing inflation down to the 2% level. Concern mounted that the Fed would be forced to boost interest rates “higher for longer” and thereby prompt a recession. The continued deep inversion of the 3-month/10-year U.S. Treasury yield spread signaled heightened recession risk during the next 12 months, which was consistent with most economists’ forecasts (65% probability per Bloomberg) and the Fed’s own recession forecasting model (58% recession probability). Fears of an economic slowdown were exacerbated when a run on deposits forced regulators to close Silicon Valley Bank and Signature Bank, with the fallout from the banking sector turmoil amounting to a de facto tightening of financial conditions. The decisive response by regulatory authorities assuaged worries of a broader crisis and helped fuel a rebound in stock prices on hopes that the resulting reduction in credit availability would ease pressure on the Fed to continue its rate hike campaign. The weaker economic growth outlook, coupled with the prospect of the potential end to the Fed’s interest rate hiking cycle, contributed during the period to a significant decline in the 10-year U.S. Treasury Note yield from 4.05% to 3.42%.

Looking forward, the critical variable for the equity market will be the impact of any economic downturn on corporate profits. During the period under review, the Bloomberg consensus forecast for EPS (earnings per share) growth in 2023 plunged from 7% to 0%, and many corporations cited operating margin pressures in their recent earnings calls. So while stocks are presently trading at around 18 times forward earnings, there is poor confidence with respect to the price/earnings ratio denominator. The good news is that stocks have already largely discounted a no-growth economic scenario, but the risk is that the current Bloomberg consensus for just a shallow recession may give way to a medium-to-hard landing. The sharp increase thus far in the cost of capital, together with the lagged impact of monetary tightening moves, could certainly lead to a further downgrade of economic growth expectations. As such, we maintain our relatively cautious outlook, particularly when considering that the lagged effect of the Fed’s cumulative policy tightening, including its ongoing $90 billion per month balance sheet run-off, is

1

Letter to Shareholders (Continued)

likely to continue to challenge liquidity conditions and risk appetite across financial markets. In the meantime, our equity portfolio managers and analysts remain focused on identifying quality companies which possess resilient business models, strong balance sheets, and skilled management that will ultimately separate the winners from the losers during this period of heightened uncertainty.

Fund Performance

Our equity fund performance excelled during the period under review, with nearly all of the funds outperforming their respective benchmarks. The Relative Value suite of funds benefitted from their broad sector diversification and exposure to a wide cross-section of the economy, while our more growth-oriented offerings were boosted by the recovery in technology stocks and the emergence of generative AI as a promising potential driver of growth. Given the uncertain economic growth outlook for both the U.S. and global economy, we think that our fund participants will continue to be well served over the longer term by our emphasis on rigorous bottom-up stock research. Our research effort remains focused on identifying those companies which we believe possess the resilience to profitably grow in an economic environment likely to be characterized by structurally lower growth and persistently higher inflation. As always, we remain committed to our aim of achieving compelling risk-adjusted returns over the long-term for the benefit of our clients.

We truly value our relationship with you and thank you for making the TCW Funds part of your long-term investment plan. If you have any questions or require further information, I invite you to visit our website at www.tcw.com, or call our shareholder services department at 800-386-3829.

I look forward to further correspondence with you through our annual report later this year.

Sincerely,

Kathryn Koch

President and Chief Executive Officer

2

TCW Funds, Inc.

Performance Summary (Unaudited)

			Total Return Annualized as of April 30, 2023(1)
	NAV	Six Months Return as of April 30, 2023	1-Year	5-Year	10-Year	Since Inception		Inception Date
TCW Artificial Intelligence Equity Fund
I Class	$16.39	10.15%	(5.64)%	8.53%	N/A	9.96%		08/31/17
N Class	$16.32	10.12%	(5.66)%	8.44%	N/A	9.88%		08/31/17

TCW Conservative Allocation Fund
I Class	$10.90	8.13%	(0.18)%	4.29%	4.39%	4.85%		11/16/06
N Class	$10.92	8.03%	(0.44)%	3.99%	3.98%	4.57%		11/16/06

TCW Global Real Estate Fund
I Class	$11.13	8.80%	(9.82)%	6.80%	N/A	4.66%		11/28/14
N Class	$11.11	8.66%	(10.00)%	6.63%	N/A	4.56%		11/28/14

TCW New America Premier Equities Fund
I Class	$25.44	15.33%	8.77%	13.26%	N/A	16.87%		01/29/16
N Class	$25.19	15.19%	8.49%	13.00%	N/A	16.69%		01/29/16

TCW Relative Value Dividend Appreciation Fund
I Class	$19.50	6.66%	8.11%	8.39%	8.95%	7.69%		10/29/04
N Class	$19.93	6.47%	7.81%	8.15%	8.69%	9.07	% (2)	09/19/86	(3)

TCW Relative Value Large Cap Fund
I Class	$12.95	5.99%	5.50%	7.26%	8.73%	7.67%		12/31/03
N Class	$12.90	5.87%	5.30%	7.06%	8.49%	6.66	% (2)	12/31/97	(3)

TCW Relative Value Mid Cap Fund
I Class	$23.64	2.89%	(0.08)%	4.36%	7.56%	9.56	% (4)	11/01/96	(3)
N Class	$22.85	2.80%	(0.22)%	4.24%	7.38%	7.48%		10/31/00

TCW Select Equities Fund
I Class	$24.08	12.57%	(0.09)%	10.89%	12.22%	10.35	% (4)	07/01/91	(3)
N Class	$19.69	12.56%	(0.17)%	10.68%	11.97%	7.29%		02/26/99

(1)	Past performance is not indicative of future performance.
(2)	Performance data includes the performance of the predecessor SG Cowen Fund. The predecessor SG Cowen Fund was an investment company registered under the 1940 Act.
(3)	Inception date of the predecessor entity.
(4)

Performance data includes the performance of the predecessor limited partnership for periods before the Fund’s registration became effective. The predecessor limited partnership was not registered under the 1940 Act and, therefore, was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership’s performance may have been lower.

3

TCW Artificial Intelligence Equity Fund

Schedule of Investments (Unaudited)	April 30, 2023

Issues	Shares	Value

COMMON STOCK — 97.3% of Net Assets

Advertising — 1.9%

Trade Desk, Inc. (The) (1)	3,225	$207,497

Agricultural & Farm Machinery — 2.0%

Deere & Co.	588	222,276

Application Software — 3.8%

Bills Holdings, Inc. (1)	2,031	156,001

Salesforce, Inc. (1)	1,301	258,080

		414,081

Automobile Manufacturers — 3.2%

Tesla Inc. (1)	2,109	346,530

Automotive Parts & Equipment — 1.5%

Mobileye Global, Inc. (1)	4,330	162,981

Broadline Retail — 4.0%

Amazon.com, Inc. (1)	2,917	307,598

JD.com, Inc. (ADR) (China)	3,799	135,700

		443,298

Communications Equipment — 10.1%

Arista Networks, Inc. (1)	3,267	523,243

Cisco Systems, Inc.	4,141	195,662

Motorola Solutions, Inc.	1,358	395,721

		1,114,626

Consumer Staples Merchandise Retail — 2.0%

Costco Wholesale Corp.	426	214,372

Electrical Components & Equipment — 2.3%

Eaton Corp. PLC	1,493	249,510

Electronic Equipment & Instruments — 1.6%

Cognex Corp.	3,632	173,210

Interactive Media & Services — 0.4%

ZoomInfo Technologies, Inc. (1)	2,129	46,646

Internet Services & Infrastructure — 11.9%

Alphabet, Inc. (1)	4,146	445,032

Baidu, Inc. (SP ADR) (China) (1)	1,278	154,140

Meta Platforms, Inc. (1)	2,167	520,773

Snowflake, Inc. (1)	1,254	185,692

		1,305,637

IT Consulting & Other Services — 1.8%

EPAM Systems, Inc. (1)	418	118,060

Globant S.A. (1)	525	82,357

		200,417

Semiconductor Materials & Equipment — 6.3%

ASML Holding NV (Netherlands)	539	343,267

Enphase Energy, Inc. (1)	604	99,177

Lam Research Corp.	486	254,703

		697,147

Issues	Shares	Value

Semiconductors — 19.2%

Intel Corp.	2,986	$92,745

Marvell Technology, Inc.	3,558	140,470

Micron Technology, Inc.	6,184	398,002

NVIDIA Corp.	2,643	733,406

NXP Semiconductors NV (Netherlands)	1,046	171,272

ON Semiconductor Corp. (1)	3,019	217,247

QUALCOMM, Inc.	1,886	220,285

Taiwan Semiconductor Manufacturing Co., Ltd. (SP ADR) (Taiwan)	1,673	141,034

		2,114,461

Systems Software — 19.8%

Check Point Software Technologies, Ltd. (1)	1,830	233,069

Crowdstrike Holdings, Inc. (1)	2,040	244,902

CyberArk Software, Ltd. (1)	1,062	132,325

Datadog, Inc. (1)	2,346	158,073

Microsoft Corp.	1,705	523,878

Palo Alto Networks, Inc. (1)	2,482	452,866

ServiceNow, Inc. (1)	728	334,458

Zscaler, Inc. (1)	1,101	99,200

		2,178,771

Technology Hardware, Storage & Peripherals — 5.5%

Apple, Inc.	2,025	343,602

Samsung Electronics Co., Ltd.	5,283	259,945

		603,547

Total Common Stock

(Cost: $8,458,734)		10,695,007

MONEY MARKET INVESTMENTS — 0.6%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.76% (2)	62,175	62,175

Total Money Market Investments
(Cost: $62,175)		62,175

Total Investments (97.9%)

(Cost: $8,520,909)		10,757,182

Excess Of Other Assets Over Liabilities (2.1%)		231,646

Net Assets (100.0%)		$10,988,828

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust.
SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2023.

See accompanying Notes to Financial Statements.

4

TCW Artificial Intelligence Equity Fund

Investments by Sector (Unaudited)	April 30, 2023

Sector	Percentage of Net Assets
Advertising	1.9%
Agricultural & Farm Machinery	2.0
Application Software	3.8
Automobile Manufacturers	3.2
Automotive Parts & Equipment	1.5
Broadline Retail	4.0
Communications Equipment	10.1
Consumer Staples Merchandise Retail	2.0
Electrical Components & Equipment	2.3
Electronic Equipment & Instruments	1.6
Interactive Media & Services	0.4
Internet Services & Infrastructure	11.9
IT Consulting & Other Services	1.8
Semiconductor Materials & Equipment	6.3
Semiconductors	19.2
Systems Software	19.8
Technology Hardware, Storage & Peripherals	5.5
Money Market Investments	0.6

Total	97.9%

See accompanying Notes to Financial Statements.

5

TCW Artificial Intelligence Equity Fund

Fair Valuation Summary (Unaudited)	April 30, 2023

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Advertising	$207,497	$—	$—	$207,497
Agricultural & Farm Machinery	222,276	—	—	222,276
Application Software	414,081	—	—	414,081
Automobile Manufacturers	346,530	—	—	346,530
Automotive Parts & Equipment	162,981	—	—	162,981
Broadline Retail	443,298	—	—	443,298
Communications Equipment	1,114,626	—	—	1,114,626
Consumer Staples Merchandise Retail	214,372	—	—	214,372
Electrical Components & Equipment	249,510	—	—	249,510
Electronic Equipment & Instruments	173,210	—	—	173,210
Interactive Media & Services	46,646	—	—	46,646
Internet Services & Infrastructure	1,305,637	—	—	1,305,637
IT Consulting & Other Services	200,417	—	—	200,417
Semiconductor Materials & Equipment	697,147	—	—	697,147
Semiconductors	2,114,461	—	—	2,114,461
Systems Software	2,178,771	—	—	2,178,771
Technology Hardware, Storage & Peripherals	343,602	259,945	—	603,547

Total Common Stock	10,435,062	259,945	—	10,695,007

Money Market Investments	62,175	—	—	62,175

Total Investments	$10,497,237	$259,945	$—	$10,757,182

See accompanying Notes to Financial Statements.

6

TCW Conservative Allocation Fund

Schedule of Investments (Unaudited)	April 30, 2023

Issues	Shares	Value

EXCHANGE-TRADED FUNDS — 4.2% of Net Assets

iShares Gold Trust (1)	9,725	$366,730

iShares MSCI EAFE Index Fund	11,810	869,452

Total Exchange-traded Funds

(Cost: $1,112,439)		1,236,182

INVESTMENT COMPANIES — 95.1%

Diversified Equity Funds — 33.4%

TCW Artificial Intelligence Equity Fund — I Class (2)	15,898	260,567

TCW Global Real Estate Fund — I Class (2)	120,989	1,346,610

TCW New America Premier Equities Fund — I Class (2)	120,978	3,077,670

TCW Relative Value Large Cap Fund — I Class (2)	188,824	2,445,273

TCW Relative Value Mid Cap Fund — I Class (2)	16,315	385,695

TCW Select Equities Fund — I Class (2)	93,096	2,241,762

		9,757,577

Diversified Fixed Income Funds — 61.7%

Metropolitan West High Yield Bond Fund — I Class (2)	32,951	300,840

Metropolitan West Low Duration Bond Fund — I Class (2)	354,317	2,940,832

Metropolitan West Total Return Bond Fund — I Class (2)	381,437	3,547,369

Metropolitan West Unconstrained Bond Fund — I Class (2)	530,054	5,523,161

Issues	Shares	Value

Diversified Fixed Income Funds (Continued)

TCW Emerging Markets Income Fund — I Class (2)	62,369	$381,076

TCW Enhanced Commodity Strategy Fund — I Class (2)	137,694	837,178

TCW Global Bond Fund — I Class (2)	87,761	740,702

TCW Total Return Bond Fund — I Class (2)	448,716	3,760,237

		18,031,395

Total Investment Companies

(Cost: $27,522,695)		27,788,972

MONEY MARKET INVESTMENTS — 0.8%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.76% (3)	238,221	238,221

Total Money Market Investments

(Cost: $238,221)		238,221

Total Investments (100.1%)

(Cost: $28,873,355)		29,263,375

Liabilities In Excess Of Other Assets (-0.1%)		(24,988)

Net Assets (100.0%)		$29,238,387

Notes to the Schedule of Investments:

(1)	Non-income producing security.
(2)	Affiliated issuer.
(3)	Rate disclosed is the 7-day net yield as of April 30, 2023.

See accompanying Notes to Financial Statements.

7

TCW Conservative Allocation Fund

Schedule of Investments (Unaudited) (Continued)

The summary of the TCW Conservative Allocation Fund transactions in the affiliated funds for the period ended April 30, 2023 is as follows:

Name of Affiliated Fund	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Number of Shares Held April 30, 2023	Value at April 30, 2023	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
Metropolitan West High Yield Bond Fund—I Class
	$296,743	$12,545	$15,404	32,951	$300,840	$8,983	$—	$(994)	$7,950
Metropolitan West Low Duration Bond Fund—I Class
	2,935,445	88,689	151,138	354,317	2,940,832	54,273	—	(12,095)	79,931
Metropolitan West Total Return Bond Fund—I Class
	3,429,147	106,377	181,918	381,437	3,547,369	64,910	—	(38,182)	231,945
Metropolitan West Unconstrained Bond Fund—I Class
	5,409,655	219,808	282,188	530,054	5,523,161	153,083	—	(40,931)	216,817
TCW Artificial Intelligence Fund—I Class
	246,362	3,082	12,654	15,898	260,567	—	—	(2,801)	26,578
TCW Emerging Markets Income Fund—I Class
	356,961	15,946	19,754	62,369	381,076	10,071	—	(4,773)	32,696
TCW Enhanced Commodity Strategy Fund—I Class
	745,247	159,315	38,151	137,694	837,178	8,675	—	1,003	(30,236)
TCW Global Bond Fund—I Class
	697,163	19,808	38,142	87,761	740,702	10,074	—	(7,711)	69,584
TCW Global Real Estate Fund—I Class
	1,288,789	25,548	70,057	120,989	1,346,610	10,038	—	(7,284)	109,614
TCW New America Premier Equities Fund—I Class
	2,644,841	175,503	142,241	120,978	3,077,670	117	—	9,272	390,295
TCW Relative Value Large Cap Fund—I Class
	2,402,673	189,502	127,952	188,824	2,445,273	34,940	126,016	6,014	(24,964)
TCW Relative Value Mid Cap Fund—I Class
	683,804	22,649	318,995	16,315	385,695	5,725	11,073	(23,977)	22,214
TCW Select Equities Fund—I Class
	2,073,749	355,247	107,126	93,096	2,241,762	—	329,914	(38,517)	(41,591)
TCW Total Return Bond Fund—I Class
	3,606,284	150,891	192,940	448,716	3,760,237	97,600	—	(39,191)	235,193

Total					$27,788,972	$458,489	$467,003	$(200,167)	$1,326,026

See accompanying Notes to Financial Statements.

8

TCW Conservative Allocation Fund

Investments by Sector (Unaudited)	April 30, 2023

Sector	Percentage of Net Assets
Diversified Fixed Income Funds	61.7%
Diversified Equity Funds	33.4
Exchange-Traded Funds	4.2
Money Market Investments	0.8

Total	100.1%

See accompanying Notes to Financial Statements.

9

TCW Conservative Allocation Fund

Fair Valuation Summary (Unaudited)	April 30, 2023

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$1,236,182	$—	$—	$1,236,182
Investment Companies	27,788,972	—	—	27,788,972
Money Market Investments	238,221	—	—	238,221

Total Investments	$29,263,375	$—	$—	$29,263,375

See accompanying Notes to Financial Statements.

10

TCW Global Real Estate Fund

Schedule of Investments (Unaudited)	April 30, 2023

Issues	Shares	Value

COMMON STOCK — 96.2% of Net Assets

Australia — 3.6% (Cost: $1,256,166)

Goodman Group	80,817	$1,040,524

Canada — 7.4%

BSR Real Estate Investment Trust	21,367	277,557

Killam Apartment Real Estate Investment Trust	85,078	1,055,713

Minto Apartment Real Estate Investment Trust	78,998	825,335

Total Canada

(Cost: $2,707,626)		2,158,605

China — 1.9% (Cost: $516,783)

China Resources Land, Ltd.	120,000	558,793

Germany — 5.1% (Cost: $1,227,384)

Stroeer SE & Co. KGaA	27,234	1,496,339

Japan — 6.7%

Mitsubishi Estate Co., Ltd.	54,100	667,136

Mitsui Fudosan Co., Ltd.	25,200	500,817

Nippon Prologis REIT, Inc.	350	797,794

Total Japan

(Cost: $2,308,033)		1,965,747

Singapore — 2.3%

CapitaLand Ascott Trust	13,176	10,699

Capitaland Investment, Ltd.	231,100	646,997

Total Singapore

(Cost: $685,190)		657,696

Spain — 4.0% (Cost: $1,186,363)

Cellnex Telecom SA	27,422	1,156,776

United Kingdom — 2.5% (Cost: $803,549)

Segro PLC	70,545	742,781

United States — 62.7%

Alexandria Real Estate Equities, Inc.	5,655	702,238

American Tower Corp.	6,888	1,407,838

Brixmor Property Group, Inc.	40,844	871,203

Chatham Lodging Trust	49,498	506,860

Equinix, Inc.	1,114	806,625

Gaming and Leisure Properties, Inc.	27,262	1,417,624

Independence Realty Trust, Inc.	36,001	599,417

Issues	Shares	Value

United States (Continued)

Invitation Homes, Inc.	16,704	$557,413

Kite Realty Group Trust	69,000	1,429,680

Lamar Advertising Co.	6,359	672,019

LXP Industrial Trust	72,562	682,083

Mid-America Apartment Communities, Inc.	4,560	701,328

Prologis, Inc.	10,647	1,333,537

Public Storage	3,377	995,641

Simon Property Group, Inc.	5,217	591,190

Taylor Morrison Home Corp. (1)	41,726	1,797,973

TPG RE Finance Trust, Inc.	98,062	699,182

UWM Holdings Corp.	113,889	683,334

Ventas, Inc.	6,844	328,854

VICI Properties, Inc.	23,729	805,362

Wyndham Hotels & Resorts, Inc.	9,920	676,742

Total United States

(Cost: $17,109,349)		18,266,143

Total Common Stock

(Cost: $27,800,443)		28,043,404

CLOSED-END FUND — 1.6%

United States — 1.6%

NexPoint Diversified Real Estate Trust	44,520	474,583

Total Closed-end Fund

(Cost: $660,438)		474,583

MONEY MARKET INVESTMENTS — 2.1%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.76% (2)	596,831	596,831

Total Money Market Investments

(Cost: $596,831)		596,831

Total Investments (99.9%)		29,114,818

(Cost: $29,057,712)

Excess Of Other Assets Over Liabilities (0.1%)		23,298

Net Assets (100.0%)		$29,138,116

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2023.

See accompanying Notes to Financial Statements.

11

TCW Global Real Estate Fund

Investments by Sector (Unaudited)	April 30, 2023

Sector	Percentage of Net Assets
Advertising	5.1%
Commercial & Residential Mortgage Finance	2.4
Diversified Real Estate Activities	5.6
Health Care REITs	1.1
Homebuilding	6.2
Hotel & Resort REITs	4.1
Industrial REITs	15.7
Mortgage REITs	2.4
Multi-Family Residential REITs	11.9
Office REITs	2.4
Real Estate Development	1.9
Real Estate Operating Companies	2.2
Retail REITs	9.9
Single-Family Residential REITs	1.9
Specialized REITs	21.0
Wireless Telecommunication Services	4.0
Money Market Investments	2.1

Total	99.9%

See accompanying Notes to Financial Statements.

12

TCW Global Real Estate Fund

Fair Valuation Summary (Unaudited)	April 30, 2023

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Advertising	$—	$1,496,339	$—	$1,496,339
Commercial & Residential Mortgage Finance	683,334	—	—	683,334
Diversified Real Estate Activities	—	1,167,953	—	1,167,953
Health Care REITs	328,854	—	—	328,854
Homebuilding	1,797,973	—	—	1,797,973
Hotel & Resort REITs	1,183,602	10,699	—	1,194,301
Industrial REITs	2,015,620	2,581,099	—	4,596,719
Mortgage REITs	699,182	—	—	699,182
Multi-Family Residential REITs	3,459,350	—	—	3,459,350
Office REITs	702,238	—	—	702,238
Real Estate Development	—	558,793	—	558,793
Real Estate Operating Companies	—	646,997	—	646,997
Retail REITs	2,892,073	—	—	2,892,073
Single-Family Residential REITs	557,413	—	—	557,413
Specialized REITs	6,105,109	—	—	6,105,109
Wireless Telecommunication Services	—	1,156,776	—	1,156,776

Total Common Stock	20,424,748	7,618,656	—	28,043,404

Closed-end Fund	474,583	—	—	474,583
Money Market Investments	596,831	—	—	596,831

Total Investments	$21,496,162	$7,618,656	$—	$29,114,818

See accompanying Notes to Financial Statements.

13

TCW New America Premier Equities Fund

Schedule of Investments (Unaudited)

Issues	Shares	Value

COMMON STOCK — 98.2% of Net Assets

Advertising — 1.6%

Trade Desk, Inc. (The) (1)	41,979	$2,700,929

Aerospace & Defense — 8.5%

HEICO Corp.	64,681	10,907,804

TransDigm Group, Inc.	4,365	3,339,225

		14,247,029

Application Software — 17.3%

Constellation Software, Inc.	14,585	28,516,401

Lumine Group, Inc. (1)	43,739	588,540

		29,104,941

Data Processing & Outsourced Services — 3.6%

Visa, Inc.	26,214	6,100,784

Electrical Equipment — 3.6%

AMETEK, Inc.	44,002	6,069,196

Environmental & Facilities Services — 6.2%

Waste Connections, Inc. (Canada)	74,704	10,395,062

Financial Exchanges & Data — 7.9%

FactSet Research Systems, Inc.	15,854	6,526,933

S&P Global, Inc.	18,545	6,724,046

		13,250,979

Food Retail — 3.7%

Alimentation Couche-Tard, Inc.	124,948	6,229,436

Industrial Conglomerates — 3.6%

Roper Technologies, Inc.	13,158	5,983,995

Industrial Gases — 4.0%

Linde PLC	18,255	6,744,310

Life Sciences Tools & Services — 9.3%

Agilent Technologies, Inc.	25,815	3,496,125

Danaher Corp.	23,239	5,505,552

Mettler-Toledo International, Inc. (1)	4,508	6,723,682

		15,725,359

Research & Consulting Services — 4.4%

Wolters Kluwer NV (Netherlands)	56,270	7,469,626

Semiconductors — 4.4%

Broadcom, Inc.	11,941	7,481,036

Soft Drinks & Non-alcoholic Beverages — 1.7%

PepsiCo, Inc.	14,682	2,802,647

Systems Software — 14.3%

Microsoft Corp.	46,748	14,363,791

Oracle Corp.	102,217	9,681,994

		24,045,785

Issues	Shares	Value

Transaction & Payment Processing Services — 4.1%

Fiserv, Inc. (1)	57,218	$6,987,462

Total Common Stock

(Cost: $106,540,443)		165,338,576

EXCHANGE-TRADED FUNDS — 0.9%

iShares Russell 1000 ETF	6,713	1,530,497

Total Exchange-traded Funds

(Cost: $1,472,832)		1,530,497

MONEY MARKET INVESTMENTS — 1.0%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.76% (2)	1,682,122	1,682,122

Total Money Market Investments

(Cost: $1,682,122)		1,682,122

Total Investments (100.1%)

(Cost: $109,695,397)		168,551,195

Liabilities In Excess Of Other Assets (-0.1%)		(172,341)

Net Assets (100.0%)		$168,378,854

Notes to the Schedule of Investments:

ETF	Exchange-Traded Fund.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2023.

See accompanying Notes to Financial Statements.

14

TCW New America Premier Equities Fund

Investments by Sector (Unaudited)	April 30, 2023

Sector	Percentage of Net Assets
Advertising	1.6%
Aerospace & Defense	8.5
Application Software	17.3
Data Processing & Outsourced Services	3.6
Electrical Equipment	3.6
Environmental & Facilities Services	6.2
Exchange-Traded Funds	0.9
Financial Exchanges & Data	7.9
Food Retail	3.7
Industrial Conglomerates	3.6
Industrial Gases	4.0
Life Sciences Tools & Services	9.3
Research & Consulting Services	4.4
Semiconductors	4.4
Soft Drinks & Non-alcoholic Beverages	1.7
Systems Software	14.3
Transaction & Payment Processing Services	4.1
Money Market Investments	1.0

Total	100.1%

See accompanying Notes to Financial Statements.

15

TCW New America Premier Equities Fund

Fair Valuation Summary (Unaudited)	April 30, 2023

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Advertising	$2,700,929	$—	$—	$2,700,929
Aerospace & Defense	14,247,029	—	—	14,247,029
Application Software	29,104,941	—	—	29,104,941
Data Processing & Outsourced Services	6,100,784	—	—	6,100,784
Electrical Equipment	6,069,196	—	—	6,069,196
Environmental & Facilities Services	10,395,062	—	—	10,395,062
Financial Exchanges & Data	13,250,979	—	—	13,250,979
Food Retail	6,229,436	—	—	6,229,436
Industrial Conglomerates	5,983,995	—	—	5,983,995
Industrial Gases	6,744,310	—	—	6,744,310
Life Sciences Tools & Services	15,725,359	—	—	15,725,359
Research & Consulting Services	—	7,469,626	—	7,469,626
Semiconductors	7,481,036	—	—	7,481,036
Soft Drinks & Non-alcoholic Beverages	2,802,647	—	—	2,802,647
Systems Software	24,045,785	—	—	24,045,785
Transaction & Payment Processing Services	6,987,462	—	—	6,987,462

Total Common Stock	157,868,950	7,469,626	—	165,338,576

Exchange-Traded Funds	1,530,497	—	—	1,530,497
Money Market Investments	1,682,122	—	—	1,682,122

Total Investments	$161,081,569	$7,469,626	$—	$168,551,195

See accompanying Notes to Financial Statements.

16

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited)	April 30, 2023

Issues	Shares	Value

COMMON STOCK — 99.8% of Net Assets

Aerospace & Defense — 0.9%

Textron, Inc.	36,518	$2,444,515

Air Freight & Logistics — 3.4%

United Parcel Service, Inc. — Class B	49,543	8,908,327

Automobile Components — 2.1%

BorgWarner, Inc.	112,477	5,413,518

Banks — 6.9%

JPMorgan Chase & Co.	69,360	9,588,327

Wells Fargo & Co.	213,279	8,477,840

		18,066,167

Beverages — 4.1%

Keurig Dr Pepper, Inc.	78,493	2,566,721

PepsiCo, Inc.	42,922	8,193,381

		10,760,102

Biotechnology — 8.1%

AbbVie, Inc.	49,252	7,442,962

Amgen, Inc.	21,866	5,242,155

Gilead Sciences, Inc.	104,248	8,570,228

		21,255,345

Building Products — 3.9%

Carlisle Cos., Inc.	10,526	2,272,037

Johnson Controls International PLC (Ireland)	135,275	8,094,856

		10,366,893

Capital Markets — 9.5%

Ameriprise Financial, Inc.	25,583	7,805,885

Bank of New York Mellon Corp. (The)	37,500	1,597,125

Blackstone, Inc.	33,786	3,018,103

Intercontinental Exchange, Inc.	47,167	5,137,901

Morgan Stanley	83,119	7,478,217

		25,037,231

Chemicals — 3.7%

Corteva, Inc.	54,227	3,314,354

DuPont de Nemours, Inc.	91,082	6,350,237

		9,664,591

Consumer Staples Distribution & Retail — 1.2%

Target Corp.	19,969	3,150,110

Diversified Telecommunication Services — 1.0%

AT&T, Inc.	147,339	2,603,480

Electrical Equipment — 2.4%

nVent Electric PLC (Ireland)	148,512	6,227,108

Electronic Equipment, Instruments & Components — 1.2%

Corning, Inc.	92,346	3,067,734

Issues	Shares	Value

Energy Equipment & Services — 2.6%

Baker Hughes Co.	229,507	$6,710,785

Entertainment — 1.1%

Warner Bros Discovery, Inc. (1)	217,733	2,963,346

Food Products — 1.2%

Conagra Brands, Inc.	81,837	3,106,533

Health Care Equipment & Supplies — 1.6%

GE Healthcare, Inc. (1)	52,709	4,287,350

Health Care Providers & Services — 6.0%

Elevance Health, Inc.	16,685	7,819,425

McKesson Corp.	21,877	7,968,479

		15,787,904

Hotels, Restaurants & Leisure — 2.3%

Darden Restaurants, Inc.	39,123	5,943,957

Household Durables — 3.5%

Lennar Corp.	82,277	9,281,668

Independent Power and Renewable Electricity Producers — 2.8%

AES Corp. (The)	314,410	7,438,941

Industrial Conglomerates — 3.3%

General Electric Co.	87,700	8,679,669

Insurance — 2.6%

MetLife, Inc.	109,556	6,719,070

IT Services — 2.5%

International Business Machines Corp.	52,562	6,644,362

Media — 4.5%

Comcast Corp.	163,960	6,783,025

Fox Corp.	153,527	5,106,308

		11,889,333

Metals & Mining — 1.2%

Freeport-McMoRan, Inc.	80,173	3,039,358

Oil, Gas & Consumable Fuels — 3.9%

Chevron Corp.	13,536	2,281,899

Exxon Mobil Corp.	68,275	8,079,663

		10,361,562

Pharmaceuticals — 3.9%

Johnson & Johnson	16,171	2,647,193

Novartis AG (SP ADR) (Switzerland)	75,000	7,692,750

		10,339,943

Retail REITs — 2.2%

Simon Property Group, Inc.	50,904	5,768,441

Semiconductors & Semiconductor Equipment — 3.3%

Broadcom, Inc.	14,043	8,797,940

See accompanying Notes to Financial Statements.

17

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Shares	Value

Software — 1.0%

Salesforce, Inc. (1)	13,447	$2,667,481

Specialty Retail — 1.9%

Dick’s Sporting Goods, Inc.	35,383	5,130,889

Total Common Stock

(Cost: $176,987,645)		262,523,653

Total Investments (99.8%)

(Cost: $176,987,645)		262,523,653

Excess Of Other Assets Over Liabilities (0.2%)		438,401

Net Assets (100.0%)		$262,962,054

Notes to the Schedule of Investments:

SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Non-income producing security.

See accompanying Notes to Financial Statements.

18

TCW Relative Value Dividend Appreciation Fund

Investments by Sector (Unaudited)	April 30, 2023

Sector	Percentage of Net Assets
Aerospace & Defense	0.9%
Air Freight & Logistics	3.4
Automobile Components	2.1
Banks	6.9
Beverages	4.1
Biotechnology	8.1
Building Products	3.9
Capital Markets	9.5
Chemicals	3.7
Consumer Staples Distribution & Retail	1.2
Diversified Telecommunication Services	1.0
Electrical Equipment	2.4
Electronic Equipment, Instruments & Components	1.2
Energy Equipment & Services	2.6
Entertainment	1.1
Food Products	1.2
Health Care Equipment & Supplies	1.6
Health Care Providers & Services	6.0
Hotels, Restaurants & Leisure	2.3
Household Durables	3.5
Independent Power and Renewable Electricity Producers	2.8
Industrial Conglomerates	3.3
Insurance	2.6
IT Services	2.5
Media	4.5
Metals & Mining	1.2
Oil, Gas & Consumable Fuels	3.9
Pharmaceuticals	3.9
Retail REITs	2.2
Semiconductors & Semiconductor Equipment	3.3
Software	1.0
Specialty Retail	1.9

Total	99.8%

See accompanying Notes to Financial Statements.

19

TCW Relative Value Dividend Appreciation Fund

Fair Valuation Summary (Unaudited)	April 30, 2023

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$2,444,515	$—	$—	$2,444,515
Air Freight & Logistics	8,908,327	—	—	8,908,327
Automobile Components	5,413,518	—	—	5,413,518
Banks	18,066,167	—	—	18,066,167
Beverages	10,760,102	—	—	10,760,102
Biotechnology	21,255,345	—	—	21,255,345
Building Products	10,366,893	—	—	10,366,893
Capital Markets	25,037,231	—	—	25,037,231
Chemicals	9,664,591	—	—	9,664,591
Consumer Staples Distribution & Retail	3,150,110	—	—	3,150,110
Diversified Telecommunication Services	2,603,480	—	—	2,603,480
Electrical Equipment	6,227,108	—	—	6,227,108
Electronic Equipment, Instruments & Components	3,067,734	—	—	3,067,734
Energy Equipment & Services	6,710,785	—	—	6,710,785
Entertainment	2,963,346	—	—	2,963,346
Food Products	3,106,533	—	—	3,106,533
Health Care Equipment & Supplies	4,287,350	—	—	4,287,350
Health Care Providers & Services	15,787,904	—	—	15,787,904
Hotels, Restaurants & Leisure	5,943,957	—	—	5,943,957
Household Durables	9,281,668	—	—	9,281,668
Independent Power and Renewable Electricity Producers	7,438,941	—	—	7,438,941
Industrial Conglomerates	8,679,669	—	—	8,679,669
Insurance	6,719,070	—	—	6,719,070
IT Services	6,644,362	—	—	6,644,362
Media	11,889,333	—	—	11,889,333
Metals & Mining	3,039,358	—	—	3,039,358
Oil, Gas & Consumable Fuels	10,361,562	—	—	10,361,562
Pharmaceuticals	10,339,943	—	—	10,339,943
Retail REITs	5,768,441	—	—	5,768,441
Semiconductors & Semiconductor Equipment	8,797,940	—	—	8,797,940
Software	2,667,481	—	—	2,667,481
Specialty Retail	5,130,889	—	—	5,130,889

Total Common Stock	262,523,653	—	—	262,523,653

Total Investments	$262,523,653	$—	$—	$262,523,653

See accompanying Notes to Financial Statements.

20

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	April 30, 2023

Issues	Shares	Value

COMMON STOCK — 99.6% of Net Assets

Aerospace & Defense — 2.3%

Textron, Inc.	39,923	$2,672,446

Air Freight & Logistics — 2.8%

United Parcel Service, Inc. — Class B	17,653	3,174,186

Automobiles — 0.7%

General Motors Co.	24,023	793,720

Banks — 3.8%

JPMorgan Chase & Co.	31,586	4,366,449

Beverages — 3.7%

Keurig Dr Pepper, Inc.	37,478	1,225,530

PepsiCo, Inc.	15,649	2,987,238

		4,212,768

Biotechnology — 6.6%

AbbVie, Inc.	18,660	2,819,899

Amgen, Inc.	8,385	2,010,220

Gilead Sciences, Inc.	33,444	2,749,431

		7,579,550

Building Products — 2.9%

Johnson Controls International PLC (Ireland)	55,596	3,326,865

Capital Markets — 7.5%

Ameriprise Financial, Inc.	9,363	2,856,839

Bank of New York Mellon Corp. (The)	14,167	603,372

Intercontinental Exchange, Inc.	25,452	2,772,486

Morgan Stanley	25,800	2,321,226

		8,553,923

Chemicals — 2.0%

DuPont de Nemours, Inc.	33,288	2,320,839

Communications Equipment — 1.8%

Juniper Networks, Inc.	66,610	2,008,291

Consumer Staples Distribution & Retail — 1.4%

Target Corp.	10,251	1,617,095

Diversified Telecommunication Services — 0.6%

AT&T, Inc.	38,213	675,224

Electronic Equipment, Instruments & Components — 3.5%

Corning, Inc.	39,334	1,306,676

Flex Ltd. (1)	130,567	2,685,763

		3,992,439

Energy Equipment & Services — 2.1%

Baker Hughes Co.	82,464	2,411,247

Entertainment — 1.5%

Warner Bros Discovery, Inc. (1)	123,633	1,682,645

Financial Services — 2.1%

Apollo Global Management, Inc.	38,079	2,413,828

Issues	Shares	Value

Financial Services — 3.2%

Fiserv, Inc. (1)	30,004	$3,664,088

Food Products — 1.2%

Conagra Brands, Inc.	34,500	1,309,620

Health Care Equipment & Supplies — 1.6%

GE Healthcare, Inc. (1)	22,139	1,800,786

Health Care Providers & Services — 8.0%

Centene Corp. (1)	50,307	3,467,661

McKesson Corp.	10,042	3,657,698

Molina Healthcare, Inc. (1)	6,894	2,053,654

		9,179,013

Hotels, Restaurants & Leisure — 3.1%

Darden Restaurants, Inc.	23,607	3,586,612

Household Durables — 4.3%

Lennar Corp.	43,629	4,921,787

Independent Power and Renewable Electricity Producers — 2.3%

AES Corp. (The)	111,900	2,647,554

Industrial Conglomerates — 2.9%

General Electric Co.	33,241	3,289,862

Insurance — 2.5%

MetLife, Inc.	46,663	2,861,842

IT Services — 2.2%

International Business Machines Corp.	20,013	2,529,843

Media — 5.3%

Comcast Corp.	76,769	3,175,934

Fox Corp.	50,902	1,693,000

Paramount Global — Class B	51,724	1,206,721

		6,075,655

Metals & Mining — 1.9%

Freeport-McMoRan, Inc.	57,060	2,163,145

Oil, Gas & Consumable Fuels — 3.2%

Exxon Mobil Corp.	30,731	3,636,707

Real Estate Management & Development — 1.1%

Jones Lang LaSalle, Inc. (1)	8,813	1,225,360

Retail REITs — 1.4%

Simon Property Group, Inc.	13,973	1,583,420

Semiconductors & Semiconductor Equipment — 5.8%

Broadcom, Inc.	5,372	3,365,558

ON Semiconductor Corp. (1)	45,847	3,299,150

		6,664,708

Software — 1.0%

Salesforce, Inc. (1)	5,918	1,173,954

Specialized REITs — 1.0%

Weyerhaeuser Co.	38,057	1,138,285

See accompanying Notes to Financial Statements.

21

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Shares	Value

Specialty Retail — 2.3%

Dick’s Sporting Goods, Inc.	18,383	$2,665,719

Total Common Stock

(Cost: $68,855,757)		113,919,475

MONEY MARKET INVESTMENTS — 0.1%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.76% (2)	81,921	81,921

Total Money Market Investments

(Cost: $81,921)		81,921

Total Investments (99.7%)

(Cost: $68,937,678)		114,001,396

Excess Of Other Assets Over Liabilities (0.3%)		320,702

Net Assets (100.0%)		$114,322,098

Notes to the Schedule of Investments:

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2023.

See accompanying Notes to Financial Statements.

22

TCW Relative Value Large Cap Fund

Investments by Sector (Unaudited)	April 30, 2023

Sector	Percentage of Net Assets
Aerospace & Defense	2.3%
Air Freight & Logistics	2.8
Automobiles	0.7
Banks	3.8
Beverages	3.7
Biotechnology	6.6
Building Products	2.9
Capital Markets	7.5
Chemicals	2.0
Communications Equipment	1.8
Consumer Staples Distribution & Retail	1.4
Diversified Telecommunication Services	0.6
Electronic Equipment, Instruments & Components	3.5
Energy Equipment & Services	2.1
Entertainment	1.5
Financial Services	5.3
Food Products	1.2
Health Care Equipment & Supplies	1.6
Health Care Providers & Services	8.0
Hotels, Restaurants & Leisure	3.1
Household Durables	4.3
Independent Power and Renewable Electricity Producers	2.3
Industrial Conglomerates	2.9
Insurance	2.5
IT Services	2.2
Media	5.3
Metals & Mining	1.9
Oil, Gas & Consumable Fuels	3.2
Real Estate Management & Development	1.1
Retail REITs	1.4
Semiconductors & Semiconductor Equipment	5.8
Software	1.0
Specialized REITs	1.0
Specialty Retail	2.3
Money Market Investments	0.1

Total	99.7%

See accompanying Notes to Financial Statements.

23

TCW Relative Value Large Cap Fund

Fair Valuation Summary (Unaudited)	April 30, 2023

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$2,672,446	$—	$—	$2,672,446
Air Freight & Logistics	3,174,186	—	—	3,174,186
Automobiles	793,720	—	—	793,720
Banks	4,366,449	—	—	4,366,449
Beverages	4,212,768	—	—	4,212,768
Biotechnology	7,579,550	—	—	7,579,550
Building Products	3,326,865	—	—	3,326,865
Capital Markets	8,553,923	—	—	8,553,923
Chemicals	2,320,839	—	—	2,320,839
Communications Equipment	2,008,291	—	—	2,008,291
Consumer Staples Distribution & Retail	1,617,095	—	—	1,617,095
Diversified Telecommunication Services	675,224	—	—	675,224
Electronic Equipment, Instruments & Components	3,992,439	—	—	3,992,439
Energy Equipment & Services	2,411,247	—	—	2,411,247
Entertainment	1,682,645	—	—	1,682,645
Financial Services	6,077,916	—	—	6,077,916
Food Products	1,309,620	—	—	1,309,620
Health Care Equipment & Supplies	1,800,786	—	—	1,800,786
Health Care Providers & Services	9,179,013	—	—	9,179,013
Hotels, Restaurants & Leisure	3,586,612	—	—	3,586,612
Household Durables	4,921,787	—	—	4,921,787
Independent Power and Renewable Electricity Producers	2,647,554	—	—	2,647,554
Industrial Conglomerates	3,289,862	—	—	3,289,862
Insurance	2,861,842	—	—	2,861,842
IT Services	2,529,843	—	—	2,529,843
Media	6,075,655	—	—	6,075,655
Metals & Mining	2,163,145	—	—	2,163,145
Oil, Gas & Consumable Fuels	3,636,707	—	—	3,636,707
Real Estate Management & Development	1,225,360	—	—	1,225,360
Retail REITs	1,583,420	—	—	1,583,420
Semiconductors & Semiconductor Equipment	6,664,708	—	—	6,664,708
Software	1,173,954	—	—	1,173,954
Specialized REITs	1,138,285	—	—	1,138,285
Specialty Retail	2,665,719	—	—	2,665,719

Total Common Stock	113,919,475	—	—	113,919,475

Money Market Investments	81,921	—	—	81,921

Total Investments	$114,001,396	$—	$—	$114,001,396

See accompanying Notes to Financial Statements.

24

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited)	April 30, 2023

Issues	Shares	Value

COMMON STOCK — 97.8% of Net Assets

Aerospace & Defense — 2.7%

Textron, Inc.	30,488	$2,040,867

Air Freight & Logistics — 1.8%

FedEx Corp.	5,895	1,342,763

Automobile Components — 2.5%

American Axle & Manufacturing Holdings, Inc. (1)	53,600	383,240

BorgWarner, Inc.	30,225	1,454,729

		1,837,969

Banks — 5.2%

First Citizens BancShares, Inc.	1,176	1,184,444

Popular, Inc.	45,197	2,712,272

		3,896,716

Broadline Retail — 1.3%

eBay, Inc.	20,159	935,982

Building Products — 0.2%

Carlisle Cos., Inc.	666	143,756

Capital Markets — 1.1%

Evercore, Inc.	7,054	804,650

Chemicals — 2.9%

Corteva, Inc.	16,140	986,477

DuPont de Nemours, Inc.	17,474	1,218,287

		2,204,764

Communications Equipment — 2.5%

Juniper Networks, Inc.	61,712	1,860,617

Construction & Engineering — 2.0%

Arcosa, Inc.	22,383	1,511,748

Consumer Finance — 1.1%

OneMain Holdings, Inc.	21,203	813,559

Consumer Staples Distribution & Retail — 1.9%

Dollar Tree, Inc. (1)	6,266	963,147

Sprouts Farmers Market, Inc. (1)	13,748	476,505

		1,439,652

Electronic Equipment, Instruments & Components — 6.1%

Avnet, Inc.	33,765	1,393,144

Coherent Corp. (1)	6,915	236,078

Flex Ltd. (1)	100,581	2,068,951

TTM Technologies, Inc. (1)	75,447	891,029

		4,589,202

Energy Equipment & Services — 2.6%

Baker Hughes Co.	47,747	1,396,122

NOV, Inc.	30,460	510,205

		1,906,327

Issues	Shares	Value

Entertainment — 1.6%

Warner Bros Discovery, Inc. (1)	85,465	$1,163,179

Financial Services — 5.3%

Apollo Global Management, Inc.	32,671	2,071,015

Equitable Holdings, Inc.	57,035	1,482,340

FleetCor Technologies, Inc. (1)	1,792	383,344

		3,936,699

Food Products — 1.1%

Conagra Brands, Inc.	22,302	846,584

Ground Transportation — 0.3%

Hertz Global Holdings, Inc. (1)	14,534	242,427

Health Care Equipment & Supplies — 1.0%

Envista Holdings Corp. (1)	19,563	752,980

Health Care Providers & Services — 8.6%

Acadia Healthcare Co., Inc. (1)	23,640	1,708,936

Amedisys, Inc. (1)	3,799	305,060

Centene Corp. (1)	34,298	2,364,161

Henry Schein, Inc. (1)	12,145	981,437

Molina Healthcare, Inc. (1)	3,520	1,048,573

		6,408,167

Hotels, Restaurants & Leisure — 3.7%

Darden Restaurants, Inc.	14,919	2,266,644

Travel + Leisure Co.	12,260	469,190

		2,735,834

Household Durables — 7.9%

DR Horton, Inc.	15,882	1,744,161

Lennar Corp.	19,663	2,218,183

Toll Brothers, Inc.	29,968	1,915,255

		5,877,599

Independent Power and Renewable Electricity Producers — 2.8%

AES Corp. (The)	88,935	2,104,202

Insurance — 5.0%

Arch Capital Group, Ltd. (1)	38,740	2,908,212

Assured Guaranty, Ltd.	16,008	862,351

		3,770,563

IT Services — 0.9%

DXC Technology Co. (1)	27,348	652,250

Machinery — 5.0%

AGCO Corp.	6,685	828,539

Manitowoc Co., Inc. (The) (1)	62,893	961,634

Terex Corp.	7,434	331,482

Westinghouse Air Brake Technologies Corp.	16,249	1,587,040

		3,708,695

See accompanying Notes to Financial Statements.

25

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Shares	Value

Marine Transportation — 1.5%

Kirby Corp. (1)	15,916	$1,143,405

Media — 1.3%

Interpublic Group of Cos., Inc. (The)	27,750	991,507

Metals & Mining — 2.0%

Freeport-McMoRan, Inc.	39,299	1,489,825

Multi-Utilities — 1.5%

Sempra Energy	6,990	1,086,875

Oil, Gas & Consumable Fuels — 1.4%

ConocoPhillips	4,084	420,203

Marathon Petroleum Corp.	5,394	658,068

		1,078,271

Passenger Airlines — 1.8%

United Airlines Holdings, Inc. (1)	30,136	1,319,957

Personal Care Products — 2.0%

Coty, Inc. (1)	127,237	1,510,303

Pharmaceuticals — 1.1%

Perrigo Co. PLC	22,530	837,891

Professional Services — 0.8%

Jacobs Solutions, Inc.	5,326	614,940

Real Estate Management & Development — 1.7%

Jones Lang LaSalle, Inc. (1)	9,274	1,289,457

Retail REITs — 1.6%

SITE Centers Corp.	99,761	1,231,051

Issues	Shares	Value

Semiconductors & Semiconductor Equipment — 0.4%

Analog Devices, Inc.	1,716	$308,674

Specialty Retail — 3.6%

Dick’s Sporting Goods, Inc.	8,421	1,221,129

Foot Locker, Inc.	22,175	931,128

Guess?, Inc.	16,755	315,832

Williams-Sonoma, Inc.	1,747	211,457

		2,679,546

Total Common Stock

(Cost: $49,852,417)		73,109,453

MONEY MARKET INVESTMENTS — 2.0%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.76% (2)	1,474,764	1,474,764

		1,474,764

Total Money Market Investments

(Cost: $1,474,764)		1,474,764

Total Investments (99.8%)

(Cost: $51,327,181)		74,584,217

Excess Of Other Assets Over Liabilities (0.2%)		144,037

Net Assets (100.0%)		$74,728,254

Notes to the Schedule of Investments:

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2023.

See accompanying Notes to Financial Statements.

26

TCW Relative Value Mid Cap Fund

Investments by Sector (Unaudited)	April 30, 2023

Sector	Percentage of Net Assets
Aerospace & Defense	2.7%
Air Freight & Logistics	1.8
Automobile Components	2.5
Banks	5.2
Broadline Retail	1.3
Building Products	0.2
Capital Markets	1.1
Chemicals	2.9
Communications Equipment	2.5
Construction & Engineering	2.0
Consumer Finance	1.1
Consumer Staples Distribution & Retail	1.9
Electronic Equipment, Instruments & Components	6.1
Energy Equipment & Services	2.6
Entertainment	1.6
Financial Services	5.3
Food Products	1.1
Ground Transportation	0.3
Health Care Equipment & Supplies	1.0
Health Care Providers & Services	8.6
Hotels, Restaurants & Leisure	3.7
Household Durables	7.9
Independent Power and Renewable Electricity Producers	2.8
Insurance	5.0
IT Services	0.9
Machinery	5.0
Marine Transportation	1.5
Media	1.3
Metals & Mining	2.0
Multi-Utilities	1.5
Oil, Gas & Consumable Fuels	1.4
Passenger Airlines	1.8
Personal Care Products	2.0
Pharmaceuticals	1.1
Professional Services	0.8
Real Estate Management & Development	1.7
Retail REITs	1.6
Semiconductors & Semiconductor Equipment	0.4
Specialty Retail	3.6
Money Market Investments	2.0

Total	99.8%

See accompanying Notes to Financial Statements.

27

TCW Relative Value Mid Cap Fund

Fair Valuation Summary (Unaudited)	April 30, 2023

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$2,040,867	$—	$—	$2,040,867
Air Freight & Logistics	1,342,763	—	—	1,342,763
Automobile Components	1,837,969	—	—	1,837,969
Banks	3,896,716	—	—	3,896,716
Broadline Retail	935,982	—	—	935,982
Building Products	143,756	—	—	143,756
Capital Markets	804,650	—	—	804,650
Chemicals	2,204,764	—	—	2,204,764
Communications Equipment	1,860,617	—	—	1,860,617
Construction & Engineering	1,511,748	—	—	1,511,748
Consumer Finance	813,559	—	—	813,559
Consumer Staples Distribution & Retail	1,439,652	—	—	1,439,652
Electronic Equipment, Instruments & Components	4,589,202	—	—	4,589,202
Energy Equipment & Services	1,906,327	—	—	1,906,327
Entertainment	1,163,179	—	—	1,163,179
Financial Services	3,936,699	—	—	3,936,699
Food Products	846,584	—	—	846,584
Ground Transportation	242,427	—	—	242,427
Health Care Equipment & Supplies	752,980	—	—	752,980
Health Care Providers & Services	6,408,167	—	—	6,408,167
Hotels, Restaurants & Leisure	2,735,834	—	—	2,735,834
Household Durables	5,877,599	—	—	5,877,599
Independent Power and Renewable Electricity Producers	2,104,202	—	—	2,104,202
Insurance	3,770,563	—	—	3,770,563
IT Services	652,250	—	—	652,250
Machinery	3,708,695	—	—	3,708,695
Marine Transportation	1,143,405	—	—	1,143,405
Media	991,507	—	—	991,507
Metals & Mining	1,489,825	—	—	1,489,825
Multi-Utilities	1,086,875	—	—	1,086,875
Oil, Gas & Consumable Fuels	1,078,271	—	—	1,078,271
Passenger Airlines	1,319,957	—	—	1,319,957
Personal Care Products	1,510,303	—	—	1,510,303
Pharmaceuticals	837,891	—	—	837,891
Professional Services	614,940	—	—	614,940
Real Estate Management & Development	1,289,457	—	—	1,289,457
Retail REITs	1,231,051	—	—	1,231,051
Semiconductors & Semiconductor Equipment	308,674	—	—	308,674
Specialty Retail	2,679,546	—	—	2,679,546

Total Common Stock	73,109,453	—	—	73,109,453

Money Market Investments	1,474,764	—	—	1,474,764

Total Investments	$74,584,217	$—	$—	$74,584,217

See accompanying Notes to Financial Statements.

28

TCW Select Equities Fund

Schedule of Investments (Unaudited)	April 30, 2023

Issues	Shares	Value

COMMON STOCK — 98.9% of Net Assets

Broadline Retail — 5.2%

Amazon.com, Inc. (1)	273,666	$28,858,080

Capital Markets — 5.7%

Charles Schwab Corp. (The)	166,207	8,682,654

S&P Global, Inc.	63,051	22,861,031

		31,543,685

Commercial Services & Supplies — 2.3%

Waste Connections, Inc. (Canada)	90,203	12,551,747

Consumer Staples Distribution & Retail — 3.3%

Costco Wholesale Corp.	36,372	18,303,118

Financial Services — 10.8%

Mastercard, Inc.	55,887	21,238,737

PayPal Holdings, Inc. (1)	108,131	8,217,956

Visa, Inc.	130,903	30,465,055

		59,921,748

Health Care Equipment & Supplies — 8.8%

Align Technology, Inc. (1)	23,686	7,705,056

Boston Scientific Corp. (1)	281,269	14,659,740

DexCom, Inc. (1)	126,969	15,406,418

Intuitive Surgical, Inc. (1)	36,386	10,960,191

		48,731,405

Health Care Providers & Services — 2.6%

UnitedHealth Group, Inc.	28,735	14,140,206

Interactive Media & Services — 6.4%

Alphabet, Inc. — Class C (1)	328,495	35,549,729

IT Services — 1.1%

Snowflake, Inc. (1)	40,124	5,941,562

Life Sciences Tools & Services — 2.6%

IQVIA Holdings, Inc. (1)	77,843	14,652,388

Media — 2.3%

Trade Desk, Inc. (The) (1)	200,809	12,920,051

Pharmaceuticals — 3.5%

Zoetis, Inc.	110,365	19,399,960

Professional Services — 1.8%

TransUnion	143,736	9,890,474

Semiconductors & Semiconductor Equipment — 11.0%

ASML Holding NV (Netherlands)	24,074	15,331,768

Enphase Energy, Inc. (1)	42,658	7,004,443

NVIDIA Corp.	139,153	38,613,566

		60,949,777

Software — 20.2%

Adobe, Inc. (1)	43,872	16,564,312

Crowdstrike Holdings, Inc. (1)	85,794	10,299,570

Issues	Shares	Value

Software (Continued)

Microsoft Corp.	112,399	$34,535,717

Salesforce, Inc. (1)	97,946	19,429,548

ServiceNow, Inc. (1)	67,793	31,145,460

		111,974,607

Specialized REITs — 3.3%

American Tower Corp.	88,353	18,058,470

Specialty Retail — 5.5%

Home Depot, Inc. (The)	49,897	14,996,045

Ulta Beauty, Inc. (1)	27,975	15,426,254

		30,422,299

Textiles, Apparel & Luxury Goods — 2.5%

NIKE, Inc. — Class B	110,848	14,046,658

Total Common Stock

(Cost: $222,017,743)		547,855,964

Total Investments (98.9%)

(Cost: $222,017,743)		547,855,964

Excess Of Other Assets Over Liabilities (1.1%)		5,850,688

Net Assets (100.0%)		$553,706,652

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying Notes to Financial Statements.

29

TCW Select Equities Fund

Investments by Sector (Unaudited)	April 30, 2023

Sector	Percentage of Net Assets
Broadline Retail	5.2%
Capital Markets	5.7
Commercial Services & Supplies	2.3
Consumer Staples Distribution & Retail	3.3
Financial Services	10.8
Health Care Equipment & Supplies	8.8
Health Care Providers & Services	2.6
Interactive Media & Services	6.4
IT Services	1.1
Life Sciences Tools & Services	2.6
Media	2.3
Pharmaceuticals	3.5
Professional Services	1.8
Semiconductors & Semiconductor Equipment	11.0
Software	20.2
Specialized REITs	3.3
Specialty Retail	5.5
Textiles, Apparel & Luxury Goods	2.5

Total	98.9%

See accompanying Notes to Financial Statements.

30

TCW Select Equities Fund

Fair Valuation Summary (Unaudited)	April 30, 2023

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Broadline Retail	$28,858,080	$—	$—	$28,858,080
Capital Markets	31,543,685	—	—	31,543,685
Commercial Services & Supplies	12,551,747	—	—	12,551,747
Consumer Staples Distribution & Retail	18,303,118	—	—	18,303,118
Financial Services	59,921,748	—	—	59,921,748
Health Care Equipment & Supplies	48,731,405	—	—	48,731,405
Health Care Providers & Services	14,140,206	—	—	14,140,206
Interactive Media & Services	35,549,729	—	—	35,549,729
IT Services	5,941,562	—	—	5,941,562
Life Sciences Tools & Services	14,652,388	—	—	14,652,388
Media	12,920,051	—	—	12,920,051
Pharmaceuticals	19,399,960	—	—	19,399,960
Professional Services	9,890,474	—	—	9,890,474
Semiconductors & Semiconductor Equipment	60,949,777	—	—	60,949,777
Software	111,974,607	—	—	111,974,607
Specialized REITs	18,058,470	—	—	18,058,470
Specialty Retail	30,422,299	—	—	30,422,299
Textiles, Apparel & Luxury Goods	14,046,658	—	—	14,046,658

Total Common Stock	547,855,964	—	—	547,855,964

Total Investments	$547,855,964	$—	$—	$547,855,964

See accompanying Notes to Financial Statements.

31

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2023

	TCW Artificial Intelligence Equity Fund	TCW Conservative Allocation Fund		TCW Global Real Estate Fund	TCW New America Premier Equities Fund
ASSETS
Investments, at Value (1)	$10,757,182	$1,474,403		$29,114,818	$168,551,195
Investment in Affiliated Issuers, at Value	—	27,788,972	(2)	—	—
Foreign Currency, at Value	—	—		—	201	(3)
Receivable for Fund Shares Sold	237,348	200		4,880	217,551
Dividends Receivable	5,197	1,028		59,162	21,321
Foreign Tax Reclaims Receivable	—	—		7,235	—
Receivable from Investment Advisor	13,526	1,872		15,015	2,406
Cash Collateral Held for Brokers	—	—		—	3
Prepaid Expenses	21,749	18,033		19,650	26,853

Total Assets	11,035,002	29,284,508		29,220,760	168,819,530

LIABILITIES
Payable for Securities Purchased	—	—		—	14,487
Payable for Fund Shares Redeemed	—	—		4,197	232,866
Accrued Directors’ Fees and Expenses	10,648	10,645		10,645	10,629
Deferred Accrued Directors’ Fees and Expenses	1,986	1,987		1,987	1,987
Accrued Management Fees	6,223	—		18,752	89,069
Accrued Distribution Fees	477	68		2,238	4,509
Transfer Agent Fees Payable	3,447	3,252		11,820	27,409
Administration Fee Payable	1,034	1,445		1,987	8,473
Audit Fees Payable	15,099	12,613		16,378	18,493
Accounting Fees Payable	602	1,316		1,767	7,481
Custodian Fees Payable	3,772	3,507		6,005	7,506
Legal Fees Payable	107	122		198	402
Other Accrued Expenses	2,779	11,166		6,670	17,365

Total Liabilities	46,174	46,121		82,644	440,676

NET ASSETS	$10,988,828	$29,238,387		$29,138,116	$168,378,854

NET ASSETS CONSIST OF:
Paid-in Capital	$10,789,222	$28,576,649		$38,160,780	$116,099,588
Accumulated Earnings (Loss)	199,606	661,738		(9,022,664)	52,279,266

NET ASSETS	$10,988,828	$29,238,387		$29,138,116	$168,378,854

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$8,649,823	$28,905,273		$18,020,840	$146,246,831

N Class Share	$2,339,005	$333,114		$11,117,276	$22,132,023

CAPITAL SHARES OUTSTANDING: (4)
I Class Share	527,592	2,652,765		1,619,390	5,749,826

N Class Share	143,321	30,497		1,000,311	878,557

NET ASSET VALUE PER SHARE: (5)
I Class Share	$16.39	$10.90		$11.13	$25.44

N Class Share	$16.32	$10.92		$11.11	$25.19

(1)

The identified cost for the TCW Artificial Intelligence Equity Fund, the TCW Conservative Allocation Fund, the TCW Global Real Estate Fund and the TCW New America Premier Equities Fund at April 30, 2023 was $8,520,909, $1,350,660, $29,057,712 and $109,695,397, respectively.

(2)	The identified cost for investments in affiliated issuers of the TCW Conservative Allocation Fund was $27,522,695.
(3)	The identified cost for the TCW New America Premier Equities Fund at April 30, 2023 was $203.
(4)	The number of authorized shares, with a par value of $0.001 per share, is 4,000,000,000 for each of the I Class and N Class shares.
(5)	Represents offering price and redemption price per share.

See accompanying Notes to Financial Statements.

32

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2023

	TCW Relative Value Dividend Appreciation Fund	TCW Relative Value Large Cap Fund	TCW Relative Value Mid Cap Fund	TCW Select Equities Fund
ASSETS
Investments, at Value (1)	$262,523,653	$114,001,396	$74,584,217	$547,855,964
Receivable for Securities Sold	573,875	320,060	469,316	6,101,987
Receivable for Fund Shares Sold	1,956	275,661	196	1,066,760
Dividends Receivable	499,619	184,740	59,236	96,444
Foreign Tax Reclaims Receivable	203,251	—	—	—
Receivable from Investment Advisor	20,218	16,536	11,020	10,874
Prepaid Expenses	22,431	18,767	17,532	26,170

Total Assets	263,845,003	114,817,160	75,141,517	555,158,199

LIABILITIES
Payable for Securities Purchased	397,316	335,272	250,734	—
Payable for Fund Shares Redeemed	176,624	758	48,213	183,739
Disbursements in Excess of Available Cash	8,422	—	—	623,793
Accrued Directors’ Fees and Expenses	10,616	10,634	10,639	10,577
Deferred Accrued Directors’ Fees and Expenses	1,987	1,987	1,987	1,987
Accrued Management Fees	130,125	56,379	43,025	296,279
Accrued Distribution Fees	38,986	1,887	2,601	21,647
Transfer Agent Fees Payable	47,321	23,007	16,312	167,056
Administration Fee Payable	12,515	5,727	4,070	31,532
Audit Fees Payable	18,477	35,693	18,470	19,704
Accounting Fees Payable	10,710	4,826	3,338	31,064
Custodian Fees Payable	10,455	6,396	5,761	23,919
Legal Fees Payable	166	138	138	2,380
Other Accrued Expenses	19,229	12,358	7,975	37,870

Total Liabilities	882,949	495,062	413,263	1,451,547

NET ASSETS	$262,962,054	$114,322,098	$74,728,254	$553,706,652

NET ASSETS CONSIST OF:
Paid-in Capital	$176,450,729	$67,188,494	$50,599,831	$196,305,779
Accumulated Earnings (Loss)	86,511,325	47,133,604	24,128,423	357,400,873

NET ASSETS	$262,962,054	$114,322,098	$74,728,254	$553,706,652

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$74,255,184	$105,201,650	$62,201,962	$447,788,102

N Class Share	$188,706,870	$9,120,448	$12,526,292	$105,918,550

CAPITAL SHARES OUTSTANDING: (2)
I Class Share	3,808,717	8,122,702	2,631,758	18,592,119

N Class Share	9,466,159	706,749	548,135	5,378,857

NET ASSET VALUE PER SHARE: (3)
I Class Share	$19.50	$12.95	$23.64	$24.08

N Class Share	$19.93	$12.90	$22.85	$19.69

(1)

The identified cost for the TCW Relative Value Dividend Appreciation Fund, the TCW Relative Value Large Cap Fund, the TCW Relative Value Mid Cap Fund and the TCW Select Equities Fund at April 30, 2023 was $176,987,645, $68,937,678, $51,327,181 and $222,017,743, respectively.

(2)	The number of authorized shares, with a par value of $0.001 per share, is 4,000,000,000 for each of the I Class and N Class shares.
(3)	Represents offering price and redemption price per share.

See accompanying Notes to Financial Statements.

33

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2023

	TCW Artificial Intelligence Equity Fund	TCW Conservative Allocation Fund	TCW Global Real Estate Fund	TCW New America Premier Equities Fund
INVESTMENT INCOME
Income:
Dividends	$46,781 (1)	$12,351	$499,776 (1)	$553,387 (1)
Non-Cash Dividend Income	—	—	—	484,397
Dividends from Investment in Affiliated Issuers	—	458,489	—	—

Total	46,781	470,840	499,776	1,037,784

Expenses:
Management Fees	40,810	—	121,395	509,887
Accounting Services Fees	491	1,130	1,481	6,407
Administration Fees	306	1,216	1,285	6,412
Transfer Agent Fees:
I Class	4,438	4,651	7,815	26,376
N Class	3,733	3,107	6,664	11,676
Custodian Fees	2,281	2,158	3,881	6,235
Professional Fees	12,672	10,090	13,722	17,389
Directors’ Fees and Expenses	23,047	23,047	23,047	23,047
Registration Fees:
I Class	8,089	8,173	8,886	7,173
N Class	7,997	8,173	8,946	6,919
Distribution Fees:
N Class	3,955	426	14,768	25,833
Compliance Expense	3,139	9,156	3,139	3,139
Shareholder Reporting Expense	3,032	2,384	3,060	2,161
Other	5,558	1,045	7,105	11,829

Total	119,548	74,756	225,194	664,483

Less Expenses Borne by Investment Advisor:
I Class	40,957	—	42,033	—
N Class	24,534	11,178	40,666	14,478

Net Expenses	54,057	63,578	142,495	650,005

Net Investment Income (Loss)	(7,276)	407,262	357,281	387,779

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(365,209)	—	(1,473,494)	(592,771)
Investments in Affiliated Issuers	—	(200,167)	—	—
Realized Gain Received as Distribution from Affiliated Issuers	—	467,003	—	—
Foreign Currency	156	—	(5,273)	12,015
Options Written	—	—	72,770	—
Change in Unrealized Appreciation (Depreciation) on:
Investments	1,545,535	234,451	3,497,485	22,445,565
Foreign Currency	(9)	—	1,654	(10)
Investments in Affiliated Issuers	—	1,326,026	—	—
Options Written	—	—	4,019	—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	1,180,473	1,827,313	2,097,161	21,864,799

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,173,197	$2,234,575	$2,454,442	$22,252,578

(1)

Net of foreign taxes withheld. Total amounts withheld for the TCW Artificial Intelligence Equity Fund, the TCW Global Real Estate Fund and the TCW New America Premier Equities Fund were $1,464, $8,950 and $34,826.

See accompanying Notes to Financial Statements.

34

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2023

	TCW Relative Value Dividend Appreciation Fund		TCW Relative Value Large Cap Fund	TCW Relative Value Mid Cap Fund		TCW Select Equities Fund
INVESTMENT INCOME
Income:
Dividends	$3,621,393	(1)	$1,309,455	$663,640	(1)	$1,717,749 (1)

Total	3,621,393		1,309,455	663,640		1,717,749

Expenses:
Management Fees	787,191		344,243	269,568		1,759,695
Accounting Services Fees	9,204		4,147	2,868		26,496
Administration Fees	10,664		4,696	3,104		24,965
Transfer Agent Fees:
I Class	16,721		27,517	23,573		159,777
N Class	73,678		5,688	7,230		47,559
Custodian Fees	8,912		5,375	4,937		20,856
Professional Fees	18,625		34,170	16,389		24,543
Directors’ Fees and Expenses	23,047		23,047	23,047		23,047
Registration Fees:
I Class	8,903		8,283	8,179		9,412
N Class	9,688		8,285	8,211		8,765
Distribution Fees:
N Class	235,872		11,654	16,308		128,000
Compliance Expense	3,139		3,139	3,139		3,139
Shareholder Reporting Expense	3,165		2,047	1,975		3,374
Other	14,748		8,769	8,229		33,665

Total	1,223,557		491,060	396,757		2,273,293

Less Expenses Borne by Investment Advisor:
I Class	14,942		61,257	36,344		—
N Class	101,454		18,823	26,521		74,115

Net Expenses	1,107,161		410,980	333,892		2,199,178

Net Investment Income (Loss)	2,514,232		898,475	329,748		(481,429)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	4,360,744		2,642,541	1,709,950		34,532,176
Foreign Currency	—		—	—		(21)
Change in Unrealized Appreciation (Depreciation) on:
Investments	9,442,230		2,940,992	113,879		28,116,743

Net Realized and Unrealized Gain (Loss) on Investments	13,802,974		5,583,533	1,823,829		62,648,898

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,317,206		$6,482,008	$2,153,577		$62,167,469

(1)

Net of foreign taxes withheld. Total amounts withheld for the TCW Relative Value Dividend Appreciation Fund, the TCW Relative Value Mid Cap Fund and the TCW Select Equities Fund were $39,360, $4,763 and $19,378.

See accompanying Notes to Financial Statements.

35

TCW Funds, Inc.

Statements of Changes in Net Assets (Unaudited)

	TCW Artificial Intelligence Equity Fund		TCW Conservative Allocation Fund
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
OPERATIONS
Net Investment Income (Loss)	$(7,276)	$(57,357)	$407,262	$622,915
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(365,053)	(1,561,174)	266,836	1,018,162
Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	1,545,526	(5,292,894)	1,560,477	(7,499,120)

Increase (Decrease) in Net Assets Resulting from Operations	1,173,197	(6,911,425)	2,234,575	(5,858,043)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	—	(815,308)	(1,303,274)	(3,251,567)

NET CAPITAL SHARE TRANSACTIONS
I Class	41,868	(208,373)	361,825	1,248,923
N Class	(1,200,372)	(26,162)	(25,635)	(167,827)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(1,158,504)	(234,535)	336,190	1,081,096

Increase (Decrease) in Net Assets	14,693	(7,961,268)	1,267,491	(8,028,514)
NET ASSETS
Beginning of period	10,974,135	18,935,403	27,970,896	35,999,410

End of period	$10,988,828	$10,974,135	$29,238,387	$27,970,896

See accompanying Notes to Financial Statements.

36

TCW Funds, Inc.

Statements of Changes in Net Assets (Unaudited)

	TCW Global Real Estate Fund		TCW New America Premier Equities Fund
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
OPERATIONS
Net Investment Income (Loss)	$357,281	$863,590	$387,779	$(400,701)
Net Realized Loss on Investments, Options Written and Foreign Currency Transactions	(1,405,997)	(7,136,200)	(580,756)	(5,950,051)
Change in Unrealized Appreciation (Depreciation) on Investments, Options Written and Foreign Currency Transactions	3,503,158	(6,962,123)	22,445,555	(41,048,005)

Increase (Decrease) in Net Assets Resulting from Operations	2,454,442	(13,234,733)	22,252,578	(47,398,757)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(221,601)	(3,597,946)	(6,701)	(26,427,279)
Return of Capital	—	(447,356)	—	—

Total Distributions to Shareholders	(221,601)	(4,045,302)	(6,701)	(26,427,279)

NET CAPITAL SHARE TRANSACTIONS
I Class	(1,069,512)	3,859,420	(1,141,373)	(9,546,382)
N Class	(1,374,111)	3,186,663	(592,549)	(631,927)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(2,443,623)	7,046,083	(1,733,922)	(10,178,309)

Increase (Decrease) in Net Assets	(210,782)	(10,233,952)	20,511,955	(84,004,345)
NET ASSETS
Beginning of period	29,348,898	39,582,850	147,866,899	231,871,244

End of period	$29,138,116	$29,348,898	$168,378,854	$147,866,899

See accompanying Notes to Financial Statements.

37

TCW Funds, Inc.

Statements of Changes in Net Assets (Unaudited)

	TCW Relative Value Dividend Appreciation Fund		TCW Relative Value Large Cap Fund
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
OPERATIONS
Net Investment Income	$2,514,232	$4,598,582	$898,475	$1,655,018
Net Realized Gain on Investments	4,360,744	10,945,801	2,642,541	6,315,555
Change in Unrealized Appreciation (Depreciation) on Investments	9,442,230	(22,428,051)	2,940,992	(14,397,777)

Increase (Decrease) in Net Assets Resulting from Operations	16,317,206	(6,883,668)	6,482,008	(6,427,204)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(13,217,755)	(29,507,424)	(7,648,805)	(10,172,684)

NET CAPITAL SHARE TRANSACTIONS
I Class	2,975,322	2,823,123	5,201,824	(877,613)
N Class	7,110,398	3,156,898	191,732	(137,752)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	10,085,720	5,980,021	5,393,556	(1,015,365)

Increase (Decrease) in Net Assets	13,185,171	(30,411,071)	4,226,759	(17,615,253)
NET ASSETS
Beginning of period	249,776,883	280,187,954	110,095,339	127,710,592

End of period	$262,962,054	$249,776,883	$114,322,098	$110,095,339

See accompanying Notes to Financial Statements.

38

TCW Funds, Inc.

Statements of Changes in Net Assets (Unaudited)

	TCW Relative Value Mid Cap Fund		TCW Select Equities Fund
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
OPERATIONS
Net Investment Income (Loss)	$329,748	$597,540	$(481,429)	$(3,028,857)
Net Realized Gain on Investments and Foreign Currency Transactions	1,709,950	1,053,361	34,532,155	101,011,838
Change in Unrealized Appreciation (Depreciation) on Investments	113,879	(10,556,257)	28,116,743	(428,876,001)

Increase (Decrease) in Net Assets Resulting from Operations	2,153,577	(8,905,356)	62,167,469	(330,893,020)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(1,893,519)	(10,250,919)	(90,886,566)	(115,374,235)

NET CAPITAL SHARE TRANSACTIONS
I Class	(722,173)	5,957,013	6,309,383	20,168,808
N Class	(716,957)	(145,718)	8,589,918	(1,698,839)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(1,439,130)	5,811,295	14,899,301	18,469,969

Decrease in Net Assets	(1,179,072)	(13,344,980)	(13,819,796)	(427,797,286)
NET ASSETS
Beginning of period	75,907,326	89,252,306	567,526,448	995,323,734

End of period	$74,728,254	$75,907,326	$553,706,652	$567,526,448

See accompanying Notes to Financial Statements.

39

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)

Note 1 — Organization

TCW Funds, Inc. (the “Company”), a Maryland corporation, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that currently offers 18 no-load mutual funds (each series, a “Fund” and collectively, the “Funds”). TCW Investment Management Company LLC (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940, as amended. Each Fund has its own investment objective and strategies. The following is a brief description of the investment objectives and principal investment strategies for the Funds that are covered in this report:

TCW Fund	Investment Objectives and Principal Investment Strategies
Diversified U.S. Equity Funds

TCW Artificial Intelligence Equity Fund	Seeks long-term capital appreciation by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in publicly traded equity securities of businesses that the portfolio managers believe are benefitting from or have the potential to benefit from advances in the use of artificial intelligence.

TCW Global Real Estate Fund	Seeks to maximize total return from current income and long-term capital growth by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of real estate investment trusts (“REITs”) and real estate companies. Under normal market conditions, the Fund invests in securities of issuers located in at least three different countries (one of which may be the United States) and invests at least 30% of its net assets, plus any borrowings for investment purposes, in securities of issuers domiciled outside the United States or whose primary business operations are outside the United States, including pooled investment vehicles domiciled in the United States that invest principally in non-U.S. securities.

TCW New America Premier Equities Fund	Seeks to provide long-term capital appreciation by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies; intends to achieve its objective by investing primarily in a portfolio of companies the portfolio manager believes are enduring, cash generating businesses whose leaders prudently manage their environmental, social, and financial resources and whose shares are attractively valued relative to free cash flow generated by the businesses.

40

TCW Funds, Inc.

April 30, 2023

Note 1 — Organization (Continued)

TCW Fund	Investment Objectives and Principal Investment Strategies

TCW Relative Value Dividend Appreciation Fund	Seeks to realize a high level of dividend income consistent with prudent investment management, with a secondary objective of capital appreciation, by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of companies that have a record of paying dividends.

TCW Relative Value Large Cap Fund	Seeks capital appreciation, with a secondary goal of current income, by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of large-capitalization companies (i.e., companies with a market capitalization of greater than $1 billion at the time of purchase).

TCW Relative Value Mid Cap Fund	Seeks to provide long-term capital appreciation by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of mid-capitalization companies (i.e., companies with market capitalizations, at the time of acquisition, within the capitalization range of the companies comprising the Russell MidCap® Index).

TCW Select Equities Fund	Seeks to provide long-term capital appreciation by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities. The Fund invests primarily in equity securities of mid- and large-capitalization companies.
Fund of Funds

TCW Conservative Allocation Fund	Seeks to provide current income, and secondarily, long-term capital appreciation by investing in a combination of fixed income funds and equity funds that utilize diverse investment styles, such as growth and/or value investing.

All of the Funds currently offer two classes of shares: I Class and N Class. The two classes of a Fund are substantially the same except that the N Class shares are subject to a distribution fee (see Note 7).

The TCW Conservative Allocation Fund is a “fund of funds” that invests in affiliated and unaffiliated funds which are identified on the Schedule of Investments.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed

41

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 946, Financial Services — Investment Companies. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements.

Principles of Accounting:    The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value:    The net asset value (“NAV”) per share of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading.

Security Valuations:    Equity securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ, which may not have been the last sale price. Options on equity securities and options on indexes were valued using mid prices (average of bid and ask prices) as reported by the exchange or pricing service. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations were readily available, including short-term securities, swap agreements and forward currency contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

Pursuant to Rule 2a-5 under the 1940 Act, the Company’s Board of Directors (the “Board”, and each member thereof, a “Director”) has designated the Advisor as the “valuation designee” with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Advisor that prices received were not reflective of their market values.

The Advisor, as the valuation designee, uses a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on foreign exchanges that have been closed for a period of time due to time zone differences. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model was utilized each trading day and was not dependent on certain thresholds or triggers.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

42

TCW Funds, Inc.

April 30, 2023

Note 2 — Significant Accounting Policies (Continued)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments.
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements:    Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities.    Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized as Level 2 of the fair value hierarchy; if a discount is applied and significant, they are categorized as Level 3. Restricted securities held in non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Certain foreign securities that are fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets are categorized as Level 2 of the fair value hierarchy.

Mutual funds.    Open-end mutual funds including money market funds are valued using the NAV as reported by the fund companies. As such, they are categorized as Level 1.

Options contracts.    Options contracts traded on securities exchanges are fair valued using market mid prices; as such, they are categorized as Level 1. Option contracts traded OTC are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange

43

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Restricted securities.    Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Warrants.    Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy.

The summary of the inputs used as of April 30, 2023 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

The Funds held no investments or other financial instruments at April 30, 2023 for which fair value was calculated using Level 3 inputs.

Security Transactions and Related Investment Income:    Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

Allocation of Operating Activity for Multiple Classes:    Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of that class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class- specific fees and expenses will result in differences in net investment income for each class, and in turn differences in dividends paid by each class.

Dividends and Distributions:    Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Global Real Estate Fund and the TCW Relative Value Dividend Appreciation Fund declare and pay, or reinvest, dividends from net investment income quarterly. The other Equity Funds and TCW Conservative Allocation Fund declare and pay, or reinvest, dividends from net investment income annually. Capital gains realized by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions, derivative transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in subsequent periods. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following year. Distributions received from real estate investment trusts may include return of capital which is treated as a reduction in the cost basis of those investments. Distributions received, if any, in excess of the cost basis of a security is recognized as capital gain.

44

TCW Funds, Inc.

April 30, 2023

Note 2 — Significant Accounting Policies (Continued)

Use of Estimates:    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Foreign Currency Translation:    The books and records of each Fund are maintained in U.S. dollars as follows: (1) foreign currency denominated securities and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes:    The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Derivative Instruments:    Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended April 30, 2023, the TCW Global Real Estate Fund had derivatives and transactions in derivatives, grouped in the following risk categories:

Equity Risk
Statement of Operations:
Net Realized Gain (Loss)
Investments (1)	$34,557
Options Written	72,770

Net Realized Gain (Loss)	107,327

Net Change in Appreciation (Depreciation)
Investments (2)	(138,087)
Options Written	4,019

Net Change in Appreciation (Depreciation)	$(134,068)

Number of Contracts (3)
Options Purchased	450
Options Written	450

(1)	Represents realized gain (loss) for purchased options.
(2)	Represents change in unrealized appreciation (depreciation) for purchased options during the year.
(3)	Amount disclosed represents average notional amounts which are representative of the volume traded for the period ended April 30, 2023.

45

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Counterparty Credit Risk:    Derivative contracts may be exposed to counterparty risk. Losses can occur if the counterparty does not perform under the contract.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

For OTC derivatives, the Funds mitigate their counterparty risk by entering into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with each counterparty. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/ or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets declines by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements:    For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by a Fund.

Cash collateral that has been pledged to cover obligations of a Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold, typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to

46

TCW Funds, Inc.

April 30, 2023

Note 2 — Significant Accounting Policies (Continued)

mitigate counterparty risk by entering into agreements only with counterparties that the Advisor believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The Funds have implemented the disclosure requirements pursuant to FASB Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards.

Master Agreements and Netting Arrangements.    Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit-related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements, can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, typically $250,000 or $500,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Fund, the Fund’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

The Funds had no OTC derivatives for offset under an ISDA Master Agreement as of April 30, 2023.

47

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Portfolio Investments

When-Issued, Delayed-Delivery and Forward Commitment Transactions:    The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them. There were no when-issued, delayed-delivery or forward commitment transactions in the Funds during the period ended April 30, 2023.

Repurchase Agreements:    The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of April 30, 2023.

Securities Lending:    The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended April 30, 2023.

Derivatives:

Options:    The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

48

TCW Funds, Inc.

April 30, 2023

Note 3 — Portfolio Investments (Continued)

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

During the period ended April 30, 2023, TCW Global Real Estate Fund entered into option contracts to hedge the Fund’s investments from market volatility in the real estate sector.

49

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 4 — Risk Considerations

Market Risk:    The Funds’ investments will fluctuate with market conditions, and so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk:    The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high-yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Counterparty Risk:    The Funds may be exposed to counterparty risk, the risk that an entity with which the Funds have unsettled or open transactions may not fulfill its obligations.

Investment Style Risk:    Certain Funds may also be subject to investment style risk. The Advisor’s investment styles may be out of favor at times or may not produce the best results over short or longer time periods and may increase the volatility of a Fund’s share price.

Equity Risk:    Equity securities may include common stock, preferred stock or other securities representing an ownership interest or the right to acquire an ownership interest in an issuer. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and can decline in value over short or extended periods. The value of stocks and other equity securities will be affected by changes in a company’s financial condition and in overall market, economic and political conditions.

For more information on risks related to investing in the Funds, please refer to the Funds’ prospectus and the Statement of Additional Information which can be obtained on the Funds’ website (www.tcw.com) or by calling customer service at 800-FUND-TCW (800-386-3829).

Note 5 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2023, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Artificial Intelligence Equity Fund	$2,946,938	$(872,565)	$2,074,373	$8,682,809
TCW Conservative Allocation Fund	2,466,091	(2,419,409)	46,682	29,216,693
TCW Global Real Estate Fund	1,558,316	(2,127,538)	(569,222)	29,684,040
TCW New America Premier Equities Fund	58,949,490	(432,137)	58,517,353	110,033,842
TCW Relative Value Dividend Appreciation Fund	87,577,925	(6,025,231)	81,552,694	180,970,959
TCW Relative Value Large Cap Fund	46,717,834	(2,898,670)	43,819,164	70,182,232
TCW Relative Value Mid Cap Fund	24,414,193	(1,946,332)	22,467,861	52,116,356
TCW Select Equities Fund	334,742,235	(10,856,730)	323,885,505	22,3970,459

50

TCW Funds, Inc.

April 30, 2023

Note 5 — Federal Income Taxes (Continued)

At October 31, 2022, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Conservative Allocation Fund	$408,519	$733,388	$1,141,907
TCW Artificial Intelligence Equity Fund	—	—	—
TCW Global Real Estate Fund	—	—	—
TCW New America Premier Equities Fund	—	—	—
TCW Relative Value Dividend Appreciation Fund	161,358	10,751,733	10,913,091
TCW Relative Value Large Cap Fund	1,357,088	6,011,662	7,368,750
TCW Relative Value Mid Cap Fund	112,160	1,259,325	1,371,485
TCW Select Equities Fund	—	90,954,258	90,954,258

For the fiscal year ended October 31, 2022, the tax character of distributions paid was as follows :

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distributions
TCW Artificial Intelligence Equity Fund	$49,033	$766,275	$—	$815,308
TCW Conservative Allocation Fund	1,276,879	1,974,688	—	3,251,567
TCW Global Real Estate Fund	3,083,570	514,376	447,356	4,045,302
TCW New America Premier Equities Fund	13,075,005	13,352,274	—	26,427,279
TCW Relative Value Dividend Appreciation Fund	4,684,797	24,822,627	—	29,507,424
TCW Relative Value Large Cap Fund	2,201,494	7,971,190	—	10,172,684
TCW Relative Value Mid Cap Fund	482,013	9,768,906	—	10,250,919
TCW Select Equities Fund	—	115,374,235	—	115,374,235

At October 31, 2022, the following Funds had net realized losses that will be carried forward indefinitely for federal income tax purposes:

	Short-Term Capital Losses	Long-Term Capital Losses	Total
TCW Artificial Intelligence Equity Fund	$861,465	$699,047	$1,560,512
TCW Global Real Estate Fund	6,781,915	273,589	7,055,504
TCW New America Premier Equities Fund	5,824,865	—	5,824,865

The Funds did not have any unrecognized tax benefits at April 30, 2023, nor were there any increases or decreases in unrecognized tax benefits for the period ended April 30, 2023. The Funds are subject to examination by the U.S. Federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 6 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net assets:

TCW Artificial Intelligence Equity Fund	0.70%
TCW Global Real Estate Fund	0.80%
TCW New America Premier Equities Fund	0.65%
TCW Relative Value Dividend Appreciation Fund	0.60%
TCW Relative Value Large Cap Fund	0.60%
TCW Relative Value Mid Cap Fund	0.70%
TCW Select Equities Fund	0.65%

The TCW Conservative Allocation Fund does not pay management fees to the Advisor; however, the Fund pays management fees indirectly as a shareholder in the underlying affiliated funds.

51

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 6 — Fund Management Fees and Other Expenses (Continued)

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets:

TCW Artificial Intelligence Equity Fund
I Class	0.90	% (1)
N Class	1.00	% (1)
TCW Conservative Allocation Fund
I Class	0.85	% (1)
N Class	0.85	% (1)
TCW Global Real Estate Fund
I Class	0.90	% (1)
N Class	1.00	% (1)
TCW New America Premier Equities Fund
I Class	1.03	% (2)
N Class	1.03	% (2)
TCW Relative Value Dividend Appreciation Fund
I Class	0.70	% (1)
N Class	0.90	% (1)
TCW Relative Value Large Cap Fund
I Class	0.70	% (1)
N Class	0.90	% (1)
TCW Relative Value Mid Cap Fund
I Class	0.85	% (1)
N Class	0.95	% (1)
TCW Select Equities Fund
I Class	0.80	% (1)
N Class	1.00	% (1)

(1)	These limitations are based on an agreement between the Advisor and the Company.
(2)

Limitation based on average expense ratio as reported by Lipper, Inc., which is subject to change on a monthly basis. This ratio was in effect as of April 30, 2023. These limitations are voluntary and terminable in a six months’ notice.

Any advisory fee reduced or withheld, or expense reimbursement paid, pursuant to the Expense Limitation Agreement will be reimbursed by the appropriate Fund to the Advisor in the first, second or third fiscal year after the fiscal year of the reduction or reimbursement. The Advisor may not receive reimbursement for previous reductions or reimbursements before payment of a Fund’s operating expenses for the current year, and cannot cause a Fund to exceed the expense limitation in effect for that Fund (i) at the time the fees and expenses would have been incurred or (ii) at the time the Advisor would recoup that reduction or reimbursement. In addition, any recoupment may not exceed any more restrictive limitation to which the Advisor has agreed.

Directors’ Fees:    Directors who are not affiliated with the Advisor receive compensation from the Funds which are shown on the Statements of Operations. Directors may elect to defer receipt of their fees in accordance with the terms of a Non-Qualified Deferred Compensation Plan. Deferred compensation is included within directors’ fees and expenses in the Statements of Assets and Liabilities.

Note 7 — Distribution Plan

TCW Funds Distributors LLC (“Distributor”), an affiliate of the Advisor and the Funds, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

52

TCW Funds, Inc.

April 30, 2023

Note 8 — Transactions with Affiliates

The ownership percentage of the TCW Conservative Allocation Fund in each of the affiliated underlying funds at April 30, 2023 is as follows:

Name of Affiliated Fund	Ownership Percentage (1)
Metropolitan West High Yield Bond Fund	0.06%
Metropolitan West Low Duration Bond Fund	0.17%
Metropolitan West Total Return Bond Fund	0.01%
Metropolitan West Unconstrained Bond Fund	0.19%
TCW Artificial Intelligence Equity Fund	2.37%
TCW Emerging Markets Income Fund	0.01%
TCW Enhanced Commodity Strategy Fund	2.94%
TCW Global Bond Fund	3.99%
TCW Global Real Estate Fund	4.62%
TCW New America Premier Equities Fund	1.83%
TCW Relative Value Large Cap Fund	2.14%
TCW Relative Value Mid Cap Fund	0.52%
TCW Select Equities Fund	0.40%
TCW Total Return Bond Fund	0.13%

(1)	Percentage ownership based on total net assets of the underlying fund.

The financial statements of the Funds not contained in this report are available by calling 800-FUND-TCW (800-386-3829) or by going to the SEC website at www.sec.gov.

Note 9 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the six months ended April 30, 2023 were as follows:

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Artificial Intelligence Equity Fund	$2,794,860	$3,808,118	$—	$—
TCW Conservative Allocation Fund	1,544,908	1,698,660	—	—
TCW Global Real Estate Fund	10,703,893	11,553,507	—	—
TCW New America Premier Equities Fund	20,622,391	23,600,890	—	—
TCW Relative Value Dividend Appreciation Fund	30,831,066	25,742,834	—	—
TCW Relative Value Large Cap Fund	13,068,723	14,155,356	—	—
TCW Relative Value Mid Cap Fund	11,484,749	12,215,812	—	—
TCW Select Equities Fund	29,230,059	97,115,224	—	—

53

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 10 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Artificial Intelligence Equity Fund	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
I Class	Shares	Amount	Shares	Amount
Shares Sold	206,436	$3,317,689	165,492	$2,990,723
Shares Issued upon Reinvestment of Dividends	—	—	20,832	500,393
Shares Redeemed	(201,580)	(3,275,821)	(201,952)	(3,699,489)

Net Increase (Decrease)	4,856	$41,868	(15,628)	$(208,373)

N Class	Shares	Amount	Shares	Amount
Shares Sold	69,029	$1,122,304	21,781	$444,037
Shares Issued upon Reinvestment of Dividends	—	—	9,882	236,567
Shares Redeemed	(141,203)	(2,322,676)	(36,276)	(706,766)

Net Decrease	(72,174)	$(1,200,372)	(4,613)	$(26,162)

TCW Conservative Allocation Fund	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
I Class	Shares	Amount	Shares	Amount
Shares Sold	55,549	$600,221	111,098	$1,437,247
Shares Issued upon Reinvestment of Dividends	122,846	1,271,450	246,578	3,156,193
Shares Redeemed	(140,117)	(1,509,846)	(269,101)	(3,344,517)

Net Increase	38,278	$361,825	88,575	$1,248,923

N Class	Shares	Amount	Shares	Amount
Shares Sold	1,976	$21,658	21,102	$286,952
Shares Issued upon Reinvestment of Dividends	1,353	14,048	6,087	78,156
Shares Redeemed	(5,683)	(61,341)	(46,990)	(532,935)

Net Decrease	(2,354)	$(25,635)	(19,801)	$(167,827)

TCW Global Real Estate Fund	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
I Class	Shares	Amount	Shares	Amount
Shares Sold	143,109	$1,581,892	1,238,351	$16,219,964
Shares Issued upon Reinvestment of Dividends	12,030	127,844	155,575	2,152,811
Shares Redeemed	(256,466)	(2,779,248)	(1,288,095)	(14,513,355)

Net Increase (Decrease)	(101,327)	$(1,069,512)	105,831	$3,859,420

N Class	Shares	Amount	Shares	Amount
Shares Sold	109,809	$1,225,268	591,337	$8,396,532
Shares Issued upon Reinvestment of Dividends	7,788	82,609	108,782	1,518,023
Shares Redeemed	(244,533)	(2,681,988)	(521,226)	(6,727,892)

Net Increase (Decrease)	(126,936)	$(1,374,111)	178,893	$3,186,663

54

TCW Funds, Inc.

April 30, 2023

Note 10 — Capital Share Transactions (Continued)

TCW New America Premier Equities Fund	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
I Class	Shares	Amount	Shares	Amount
Shares Sold	646,203	$15,484,022	1,335,475	$31,722,034
Shares Issued upon Reinvestment of Dividends	243	5,458	741,908	21,708,216
Shares Redeemed	(703,730)	(16,630,853)	(2,607,753)	(62,976,632)

Net Decrease	(57,284)	$(1,141,373)	(530,370)	$(9,546,382)

N Class	Shares	Amount	Shares	Amount
Shares Sold	36,726	$873,335	87,491	$2,218,831
Shares Issued upon Reinvestment of Dividends	40	888	119,270	3,468,380
Shares Redeemed	(62,601)	(1,466,772)	(261,655)	(6,319,138)

Net Decrease	(25,835)	$(592,549)	(54,894)	$(631,927)

TCW Relative Value Dividend Appreciation Fund	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
I Class	Shares	Amount	Shares	Amount
Shares Sold	181,900	$3,555,734	188,052	$3,811,463
Shares Issued upon Reinvestment of Dividends	191,958	3,609,420	371,904	7,643,438
Shares Redeemed	(214,451)	(4,189,832)	(436,937)	(8,631,778)

Net Increase	159,407	$2,975,322	123,019	$2,823,123

N Class	Shares	Amount	Shares	Amount
Shares Sold	598,340	$11,996,672	161,356	$3,323,686
Shares Issued upon Reinvestment of Dividends	485,192	9,333,032	990,940	20,804,992
Shares Redeemed	(711,529)	(14,219,306)	(1,023,676)	(20,971,780)

Net Increase	372,003	$7,110,398	128,620	$3,156,898

TCW Relative Value Large Cap Fund	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
I Class	Shares	Amount	Shares	Amount
Shares Sold	566,050	$7,662,740	880,500	$11,372,198
Shares Issued upon Reinvestment of Dividends	554,769	6,906,873	635,407	9,226,109
Shares Redeemed	(715,476)	(9,367,789)	(1,591,829)	(21,475,920)

Net Increase (Decrease)	405,343	$5,201,824	(75,922)	$(877,613)

N Class	Shares	Amount	Shares	Amount
Shares Sold	40,558	$541,809	39,830	$539,623
Shares Issued upon Reinvestment of Dividends	47,736	592,398	52,608	761,768
Shares Redeemed	(72,267)	(942,475)	(103,493)	(1,439,143)

Net Increase (Decrease)	16,027	$191,732	(11,055)	$(137,752)

TCW Relative Value Mid Cap Fund	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
I Class	Shares	Amount	Shares	Amount
Shares Sold	33,782	$830,572	58,374	$1,440,544
Shares Issued upon Reinvestment of Dividends	67,268	1,543,805	303,691	8,248,263
Shares Redeemed	(130,507)	(3,096,550)	(150,047)	(3,731,794)

Net Increase (Decrease)	(29,457)	$(722,173)	212,018	$5,957,013

N Class	Shares	Amount	Shares	Amount
Shares Sold	3,993	$90,869	17,121	$449,871
Shares Issued upon Reinvestment of Dividends	14,014	311,117	68,096	1,789,559
Shares Redeemed	(48,228)	(1,118,943)	(88,053)	(2,385,148)

Net Decrease	(30,221)	$(716,957)	(2,836)	$(145,718)

55

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 10 — Capital Share Transactions (Continued)

TCW Select Equities Fund	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
I Class	Shares	Amount	Shares	Amount
Shares Sold	2,070,253	$47,894,549	3,549,198	$117,409,079
Shares Issued upon Reinvestment of Dividends	2,479,457	50,630,514	1,506,568	59,886,076
Shares Redeemed	(3,895,269)	(92,215,680)	(5,050,028)	(157,126,347)

Net Increase	654,441	$6,309,383	5,738	$20,168,808

N Class	Shares	Amount	Shares	Amount
Shares Sold	102,545	$2,022,928	251,469	$7,452,701
Shares Issued upon Reinvestment of Dividends	1,132,993	18,932,316	714,063	24,121,038
Shares Redeemed	(645,747)	(12,365,326)	(1,174,290)	(33,272,578)

Net Increase (Decrease)	589,791	$8,589,918	(208,758)	$(1,698,839)

Note 11 — Affiliate Ownership

As of April 30, 2023, affiliates of the Funds and Advisor owned 5.54%, 31.67% and 5.15% of the net assets of the TCW Artificial Intelligence Equity Fund, the TCW Global Real Estate Fund and the TCW Relative Value Large Cap Fund, respectively.

Note 12 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities held by the Funds at April 30, 2023.

Note 13 — Committed Line Of Credit

The Funds have entered into a $100,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”) for temporary borrowing purposes, renewable annually. The interest rate on borrowing is the higher of the Federal Funds rate plus 0.10% plus 1.25% or the Overnight Bank Funding rate plus 0.10% plus 1.25%. There were no borrowings from the line of credit as of or during the period ended April 30, 2023. The Funds pay the Bank a commitment fee equal to 0.25% per annum on the daily unused portion of the committed line amount. The commitment fees incurred by the Funds are presented in the Statements of Operations. The commitment fees are allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable portfolio.

Note 14 — Liquidity Risk Management Program

Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) requires that all registered open-end management investment companies, including the Funds, establish a written liquidity risk management program (a “Liquidity Program”). Under a fund’s Liquidity Program, a fund must assess, manage and periodically review the fund’s liquidity risk, classify the liquidity of each of the fund’s portfolio investments, determine whether to specify highly liquid investment minimum (and, if so, at what level), limit illiquid investments to 15% of fund investments, and establish policies and procedures regarding how and when a fund will

56

TCW Funds, Inc.

April 30, 2023

Note 14 — Liquidity Risk Management Program (Continued)

engage in redemptions in-kind. Consistent with the Liquidity Rule, the Board has approved the written Liquidity Program for the Funds and has designated a committee of professionals associated with the Advisor to administer the Funds’ Liquidity Program (the “Program Administrator”).

On March 6, 2023, the Board reviewed the Program Administrator’s written annual report (the “Report”) concerning the operation of the Funds’ Liquidity Program for the calendar year ended December 31, 2022 (the “Reporting Period”). The Report addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s Highly Liquid Investment Minimum (“HLIM”). The Report discussed, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment; (2) the methodology and inputs for classifying each of the Fund’s investments into liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined under the Liquidity Rule) and the operation and monitoring of the HLIM assigned to a Fund, as applicable; (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined under the Liquidity Rule) and the procedures for monitoring for this limit; and (5) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions. The Report concluded that the Liquidity Program was reasonably designed to assess and manage each Fund’s liquidity risk and was adequately and effectively implemented with respect to each Fund during the Reporting Period.

There can be no assurance that the Liquidity Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Note 15 — Indemnifications

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by such Director in any proceeding arising out of or in connection with the Director’s services to the Company, to the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Company enters into agreements with service providers that may contain indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification.

Note 16 — New Accounting Pronouncement

In June 2022, the FASB issued ASU No. 2022-03, “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“ASU 2022-03”). ASU 2022-03 (1) clarifies the guidance in ASC 820 on the fair value measurement of an equity security that is subject to a contractual sale restriction and (2) requires specific disclosures related to such an equity security. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and interim periods within that fiscal year, with early adoption permitted. We are currently evaluating the impact of the adoption of ASU 2022-03 on our consolidated financial statements.

57

TCW Artificial Intelligence Equity Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018
Net Asset Value per Share, Beginning of period	$14.88		$24.99	$18.31	$12.70	$11.18	$10.64

Income (Loss) from Investment Operations:
Net Investment Loss	(0.01)		(0.07)	(0.11)	(0.06)	(0.02)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments (1)	1.52		(8.97)	6.79	5.67	1.54	0.58

Total from Investment Operations	1.51		(9.04)	6.68	5.61	1.52	0.54

Less Distributions:
Distributions from Net Investment Income	—		—	—	—	—	(0.00	)(2)
Distributions from Net Realized Gain	—		(1.07)	—	—	—	—

Total Distributions	—		(1.07)	—	—	—	—	(2)

Net Asset Value per Share, End of period	$16.39		$14.88	$24.99	$18.31	$12.70	$11.18

Total Return	10.15	% (3)	(37.81)%	36.48%	44.17%	13.60%	5.09%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$8,650		$7,780	$13,452	$6,826	$2,940	$1,364

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.86	% (4)	1.78%	1.66%	2.81%	6.36%	8.32%

After Expense Reimbursement	0.90	% (4)	0.90%	0.90%	0.90%	0.92%	1.05%

Ratio of Net Investment Loss to Average Net Assets	(0.10	)% (4)	(0.38)%	(0.51)%	(0.41)%	(0.17)%	(0.34)%

Portfolio Turnover Rate	25.44	% (3)	46.67%	87.71%	24.16%	61.09%	74.22%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2023 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying Notes to Financial Statements.

58

TCW Artificial Intelligence Equity Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018
Net Asset Value per Share, Beginning of period	$14.82		$24.91	$18.27	$12.69	$11.17	$10.64

Income (Loss) from Investment Operations:
Net Investment Loss	(0.02)		(0.09)	(0.14)	(0.08)	(0.03)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments (1)	1.52		(8.93)	6.78	5.66	1.55	0.57

Total from Investment Operations	1.50		(9.02)	6.64	5.58	1.52	0.53

Less Distributions:
Distributions from Net Investment Income	—		—	—	—	—	(0.00	) (2)
Distributions from Net Realized Gain	—		(1.07)	—	—	—	—

Total Distributions	—		(1.07)	—	—	—	—	(2)

Net Asset Value per Share, End of period	$16.32		$14.82	$24.91	$18.27	$12.69	$11.17

Total Return	10.12	% (3)	(37.85)%	36.34%	43.97%	13.61%	5.00%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$2,339		$3,194	$5,483	$3,539	$989	$693

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	2.55	% (4)	2.43%	2.21%	3.83%	7.99%	9.60%

After Expense Reimbursement	1.00	% (4)	1.00%	1.00%	1.00%	1.01%	1.05%

Ratio of Net Investment Loss to Average Net Assets	(0.20	)% (4)	(0.48)%	(0.61)%	(0.53)%	(0.25)%	(0.33)%

Portfolio Turnover Rate	25.44	% (3)	46.67%	87.71%	24.16%	61.09%	74.22%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2023 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying Notes to Financial Statements.

59

TCW Conservative Allocation Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018
Net Asset Value per Share, Beginning of period	$10.57		$13.96	$12.22	$12.09	$11.68	$12.17

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.15		0.23	0.13	0.18	0.24	0.20
Net Realized and Unrealized Gain (Loss) on Investments	0.68		(2.35)	1.80	0.76	0.89	(0.19)

Total from Investment Operations	0.83		(2.12)	1.93	0.94	1.13	0.01

Less Distributions:
Distributions from Net Investment Income	(0.22)		(0.30)	(0.12)	(0.71)	(0.21)	(0.20)
Distributions from Net Realized Gain	(0.28)		(0.97)	(0.07)	(0.10)	(0.51)	(0.30)

Total Distributions	(0.50)		(1.27)	(0.19)	(0.81)	(0.72)	(0.50)

Net Asset Value per Share, End of period	$10.90		$10.57	$13.96	$12.22	$12.09	$11.68

Total Return	8.13	% (2)	(16.80)%	15.92%	8.19%	10.46%	0.04%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$28,905		$27,624	$35,264	$36,714	$29,565	$27,925

Ratio of Expenses to Average Net Assets: (3)

Before Expense Reimbursement	0.44	% (4)	0.41%	0.44%	0.39%	0.44%	0.37%

After Expense Reimbursement	N/A		0.41%	N/A	N/A	N/A	N/A

Ratio of Net Investment Income to Average Net Assets	2.87	% (4)	1.96%	0.94%	1.56%	2.03%	1.68%

Portfolio Turnover Rate	5.43	% (2)	16.20%	26.34%	26.22%	21.66%	19.79%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2023 and is not indicative of a full year’s operating results.
(3)	Does not include expenses of the underlying affiliated funds.
(4)	Annualized.

See accompanying Notes to Financial Statements.

60

TCW Conservative Allocation Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018
Net Asset Value per Share, Beginning of period	$10.57		$13.97	$12.22	$12.09	$11.67	$12.15

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.14		0.17	0.09	0.15	0.20	0.15
Net Realized and Unrealized Gain (Loss) on Investments	0.68		(2.34)	1.81	0.75	0.90	(0.18)

Total from Investment Operations	0.82		(2.17)	1.90	0.90	1.10	(0.03)

Less Distributions:
Distributions from Net Investment Income	(0.19)		(0.26)	(0.08)	(0.67)	(0.17)	(0.15)
Distributions from Net Realized Gain	(0.28)		(0.97)	(0.07)	(0.10)	(0.51)	(0.30)

Total Distributions	(0.47)		(1.23)	(0.15)	(0.77)	(0.68)	(0.45)

Net Asset Value per Share, End of period	$10.92		$10.57	$13.97	$12.22	$12.09	$11.67

Total Return	8.03	% (2)	(17.08)%	15.64%	7.85%	10.16%	(0.35)%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$333		$347	$736	$452	$350	$518

Ratio of Expenses to Average Net Assets: (3)

Before Expense Reimbursement	7.23	% (4)	4.18%	3.73%	6.06%	6.89%	5.14%

After Expense Reimbursement	0.67	% (4)	0.67%	0.68%	0.70%	0.74%	0.76%

Ratio of Net Investment Income to Average Net Assets	2.63	% (4)	1.41%	0.70%	1.23%	1.75%	1.28%

Portfolio Turnover Rate	5.43	% (2)	16.20%	26.34%	26.22%	21.66%	19.79%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2023 and is not indicative of a full year’s operating results.
(3)	Does not include expenses of the underlying affiliated funds.
(4)	Annualized.

See accompanying Notes to Financial Statements.

61

TCW Global Real Estate Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018
Net Asset Value per Share, Beginning of period	$10.31		$15.45	$11.07	$11.16	$9.30	$10.10

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.13		0.27	0.36	0.17	0.33	0.25
Net Realized and Unrealized Gain (Loss) on Investments	0.77		(3.98)	4.30	(0.05)	1.78	(0.85)

Total from Investment Operations	0.90		(3.71)	4.66	0.12	2.11	(0.60)

Less Distributions:
Distributions from Net Investment Income	(0.08)		(0.45)	(0.28)	(0.16)	(0.25)	(0.20)
Distributions from Return of Capital	—		(0.13)	—	(0.05)	—	—
Distributions from Net Realized Gain	—		(0.85)	—	—	—	—

Total Distributions	(0.08)		(1.43)	(0.28)	(0.21)	(0.25)	(0.20)

Net Asset Value per Share, End of period	$11.13		$10.31	$15.45	$11.07	$11.16	$9.30

Total Return	8.80	% (2)	(26.38)%	42.32%	1.15%	23.17%	(6.06)%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$18,021		$17,741	$24,949	$9,175	$6,518	$2,886

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.35	% (3)	1.32%	1.45%	2.80%	3.15%	3.78%

After Expense Reimbursement	0.90	% (3)	0.90%	0.92%	1.00%	1.00%	1.12%

Ratio of Net Investment Income to Average Net Assets	2.39	% (3)	2.12%	2.50%	1.59%	3.25%	2.55%

Portfolio Turnover Rate	36.62	% (2)	167.41%	164.29%	136.71%	85.18%	121.67%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2023 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

62

TCW Global Real Estate Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018
Net Asset Value per Share, Beginning of period	$10.30		$15.43	$11.06	$11.16	$9.30	$10.10

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.12		0.25	0.33	0.13	0.39	0.24
Net Realized and Unrealized Gain (Loss) on Investments	0.77		(3.97)	4.30	(0.03)	1.71	(0.85)

Total from Investment Operations	0.89		(3.72)	4.63	0.10	2.10	(0.61)

Less Distributions:
Distributions from Net Investment Income	(0.08)		(0.44)	(0.26)	(0.15)	(0.24)	(0.19)
Distributions from Net Realized Gain	—		(0.85)	—	—	—	—
Distributions from Return of Capital	—		(0.12)	—	(0.05)	—	—

Total Distributions	(0.08)		(1.41)	(0.26)	(0.20)	(0.24)	(0.19)

Net Asset Value per Share, End of period	$11.11		$10.30	$15.43	$11.06	$11.16	$9.30

Total Return	8.66	% (2)	(26.43)%	42.10%	0.94%	22.99%	(6.14)%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$11,117		$11,608	$14,634	$4,370	$658	$536

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.69	% (3)	1.64%	1.90%	5.14%	7.17%	7.65%

After Expense Reimbursement	1.00	% (3)	1.00%	1.03%	1.15%	1.15%	1.22%

Ratio of Net Investment Income to Average Net Assets	2.29	% (3)	1.95%	2.36%	1.21%	3.88%	2.46%

Portfolio Turnover Rate	36.62	% (2)	167.41%	164.29%	136.71%	85.18%	121.67%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2023 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

63

TCW New America Premier Equities Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021		2020	2019	2018
Net Asset Value per Share, Beginning of period	$22.06		$31.80	$22.64		$20.34	$16.27	$15.24

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.06		(0.05)	0.11		0.01	0.11	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	3.32		(6.03)	9.05		2.48	4.18	1.59

Total from Investment Operations	3.38		(6.08)	9.16		2.49	4.29	1.57

Less Distributions:
Distributions from Net Investment Income	(0.00	) (2)	—	(0.00	) (2)	(0.10)	(0.01)	—
Distributions from Net Realized Gain	—		(3.66)	—		(0.09)	(0.21)	(0.54)

Total Distributions	(0.00	) (2)	(3.66)	(0.00	) (2)	(0.19)	(0.22)	(0.54)

Net Asset Value per Share, End of period	$25.44		$22.06	$31.80		$22.64	$20.34	$16.27

Total Return	15.33	% (3)	(21.95)%	40.46%		12.31%	26.79%	10.60%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$146,247		$128,086	$201,523		$153,647	$103,442	$28,486

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.80	% (4)	0.81%	0.80%		0.83%	0.93%	1.28%

After Expense Reimbursement	N/A		N/A	N/A		N/A	0.82%	1.04%

Ratio of Net Investment Income (Loss) to Average Net Assets	0.53	% (4)	(0.19)%	0.37%		0.03%	0.56%	(0.13)%

Portfolio Turnover Rate	13.08	% (3)	52.08%	135.09%		88.08%	105.28%	49.68%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2023 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying Notes to Financial Statements.

64

TCW New America Premier Equities Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021		2020	2019	2018
Net Asset Value per Share, Beginning of period	$21.87		$31.64	$22.59		$20.31	$16.27	$15.24

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.03		(0.11)	0.03		(0.01)	0.06	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	3.29		(6.00)	9.02		2.44	4.20	1.59

Total from Investment Operations	3.32		(6.11)	9.05		2.43	4.26	1.57

Less Distributions:
Distributions from Net Investment Income	(0.00	) (2)	—	(0.00	) (2)	(0.06)	(0.01)	—
Distributions from Net Realized Gain	—		(3.66)	—		(0.09)	(0.21)	(0.54)

Total Distributions	(0.00	) (2)	(3.66)	(0.00	) (2)	(0.15)	(0.22)	(0.54)

Net Asset Value per Share, End of period	$25.19		$21.87	$31.64		$22.59	$20.31	$16.27

Total Return	15.19	% (3)	(22.18)%	40.07%		12.02%	26.60%	10.60%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$22,132		$19,781	$30,348		$29,870	$52,130	$4,879

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.18	% (4)	1.22%	1.20%		1.17%	1.28%	2.14%

After Expense Reimbursement	1.04	% (4)	1.07%	1.09%		1.05%	1.00%	1.04%

Ratio of Net Investment Income (Loss) to Average Net Assets	0.28	% (4)	(0.45)%	0.10%		(0.05)%	0.32%	(0.13)%

Portfolio Turnover Rate	13.08	% (3)	52.08%	135.09%		88.08%	105.28%	49.68%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2023 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying Notes to Financial Statements.

65

TCW Relative Value Dividend Appreciation Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018
Net Asset Value per Share, Beginning of period	$19.30		$22.12	$14.91	$17.92	$17.47	$19.14

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.20		0.38	0.37	0.40	0.39	0.35
Net Realized and Unrealized Gain (Loss) on Investments	1.04		(0.79)	7.22	(1.81)	1.37	(0.90)

Total from Investment Operations	1.24		(0.41)	7.59	(1.41)	1.76	(0.55)

Less Distributions:
Distributions from Net Investment Income	(0.20)		(0.39)	(0.38)	(0.41)	(0.39)	(0.40)
Distributions from Net Realized Gain	(0.84)		(2.02)	—	(1.19)	(0.92)	(0.72)

Total Distributions	(1.04)		(2.41)	(0.38)	(1.60)	(1.31)	(1.12)

Net Asset Value per Share, End of period	$19.50		$19.30	$22.12	$14.91	$17.92	$17.47

Total Return	6.66	% (2)	(2.36)%	51.22%	(8.71)%	11.27%	(3.28)%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$74,255		$70,448	$78,001	$55,326	$88,314	$95,108

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.74	% (3)	0.76%	0.75%	0.75%	0.75%	0.78%

After Expense Reimbursement	0.70	% (3)	0.70%	0.70%	0.71%	0.74%	N/A

Ratio of Net Investment Income to Average Net Assets	2.06	% (3)	1.91%	1.86%	2.53%	2.28%	1.84%

Portfolio Turnover Rate	9.92	% (2)	14.76%	17.00%	19.68%	17.71%	18.48%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2023 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

66

TCW Relative Value Dividend Appreciation Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018
Net Asset Value per Share, Beginning of period	$19.72		$22.55	$15.20	$18.24	$17.77	$19.46

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.19		0.35	0.34	0.37	0.37	0.32
Net Realized and Unrealized Gain (Loss) on Investments	1.04		(0.80)	7.35	(1.84)	1.38	(0.93)

Total from Investment Operations	1.23		(0.45)	7.69	(1.47)	1.75	(0.61)

Less Distributions:
Distributions from Net Investment Income	(0.18)		(0.36)	(0.34)	(0.38)	(0.36)	(0.36)
Distributions from Net Realized Gain	(0.84)		(2.02)	—	(1.19)	(0.92)	(0.72)

Total Distributions	(1.02)		(2.38)	(0.34)	(1.57)	(1.28)	(1.08)

Net Asset Value per Share, End of period	$19.93		$19.72	$22.55	$15.20	$18.24	$17.77

Total Return	6.47	% (2)	(2.52)%	50.90%	(8.88)%	11.02%	(3.52)%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$188,707		$179,329	$202,187	$152,934	$223,322	$411,123

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.01	% (3)	1.05%	1.04%	1.02%	1.04%	1.05%

After Expense Reimbursement	0.90	% (3)	0.90%	0.90%	0.92%	0.96%	1.00%

Ratio of Net Investment Income to Average Net Assets	1.86	% (3)	1.71%	1.66%	2.32%	2.10%	1.62%

Portfolio Turnover Rate	9.92	% (2)	14.76%	17.00%	19.68%	17.71%	18.48%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2023 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

67

TCW Relative Value Large Cap Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018
Net Asset Value per Share, Beginning of period	$13.10		$15.04	$10.84	$18.69	$19.82	$24.30

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.10		0.19	0.18	0.22	0.33	0.28
Net Realized and Unrealized Gain (Loss) on Investments	0.65		(0.90)	5.07	(0.57)	0.84	(1.18)

Total from Investment Operations	0.75		(0.71)	5.25	(0.35)	1.17	(0.90)

Less Distributions:
Distributions from Net Investment Income	(0.20)		(0.19)	(0.22)	(0.49)	(0.31)	(0.47)
Distributions from Net Realized Gain	(0.70)		(1.04)	(0.83)	(7.01)	(1.99)	(3.11)

Total Distributions	(0.90)		(1.23)	(1.05)	(7.50)	(2.30)	(3.58)

Net Asset Value per Share, End of period	$12.95		$13.10	$15.04	$10.84	$18.69	$19.82

Total Return	5.99	% (2)	(5.56)%	50.84%	(7.02)%	8.13%	(5.11)%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$105,202		$101,088	$117,205	$83,765	$136,917	$402,035

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.82	% (3)	0.83%	0.80%	0.80%	0.78%	0.77%

After Expense Reimbursement	0.70	% (3)	0.70%	0.70%	0.71%	0.74%	N/A

Ratio of Net Investment Income to Average Net Assets	1.58	% (3)	1.43%	1.31%	1.88%	1.79%	1.28%

Portfolio Turnover Rate	11.35	% (2)	17.81%	17.16%	31.17%	19.47%	20.47%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2023 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

68

TCW Relative Value Large Cap Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018
Net Asset Value per Share, Beginning of period	$13.04		$14.97	$10.79	$18.62	$19.74	$24.21

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.09		0.17	0.15	0.19	0.28	0.23
Net Realized and Unrealized Gain (Loss) on Investments	0.64		(0.91)	5.05	(0.56)	0.86	(1.18)

Total from Investment Operations	0.73		(0.74)	5.20	(0.37)	1.14	(0.95)

Less Distributions:
Distributions from Net Investment Income	(0.17)		(0.15)	(0.19)	(0.45)	(0.27)	(0.41)
Distributions from Net Realized Gain	(0.70)		(1.04)	(0.83)	(7.01)	(1.99)	(3.11)

Total Distributions	(0.87)		(1.19)	(1.02)	(7.46)	(2.26)	(3.52)

Net Asset Value per Share, End of period	$12.90		$13.04	$14.97	$10.79	$18.62	$19.74

Total Return	5.87	% (2)	(5.72)%	50.56%	(7.17)%	7.92%	(5.35)%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$9,120		$9,007	$10,506	$9,277	$11,535	$13,003

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.30	% (3)	1.34%	1.30%	1.32%	1.24%	1.21%

After Expense Reimbursement	0.90	% (3)	0.90%	0.90%	0.91%	0.95%	0.99%

Ratio of Net Investment Income to Average Net Assets	1.38	% (3)	1.23%	1.11%	1.67%	1.52%	1.05%

Portfolio Turnover Rate	11.35	% (2)	17.81%	17.16%	31.17%	19.47%	20.47%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2023 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

69

TCW Relative Value Mid Cap Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018
Net Asset Value per Share, Beginning of period	$23.57		$29.62	$18.90	$21.06	$22.44	$25.96

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.10		0.19	0.17	0.17	0.18	0.12
Net Realized and Unrealized Gain (Loss) on Investments	0.56		(2.80)	10.72	(1.78)	0.21	(1.56)

Total from Investment Operations	0.66		(2.61)	10.89	(1.61)	0.39	(1.44)

Less Distributions:
Distributions from Net Investment Income	(0.20)		(0.16)	(0.17)	(0.18)	(0.15)	(0.13)
Distributions from Net Realized Gain	(0.39)		(3.28)	—	(0.37)	(1.62)	(1.95)

Total Distributions	(0.59)		(3.44)	(0.17)	(0.55)	(1.77)	(2.08)

Net Asset Value per Share, End of period	$23.64		$23.57	$29.62	$18.90	$21.06	$22.44

Total Return	2.89	% (2)	(10.35)%	57.90%	(8.07)%	3.18%	(6.48)%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$62,202		$62,726	$72,545	$51,021	$63,957	$72,527

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.96	% (3)	1.01%	0.97%	0.97%	0.95%	0.92%

After Expense Reimbursement	0.85	% (3)	0.85%	0.85%	0.87%	0.90%	N/A

Ratio of Net Investment Income to Average Net Assets	0.87	% (3)	0.75%	0.63%	0.90%	0.86%	0.48%

Portfolio Turnover Rate	15.10	% (2)	28.82%	44.33%	42.07%	25.89%	22.60%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2023 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

70

TCW Relative Value Mid Cap Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018
Net Asset Value per Share, Beginning of period	$22.79		$28.75	$18.34	$20.45	$21.82	$25.28

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.09		0.16	0.14	0.15	0.15	0.09
Net Realized and Unrealized Gain (Loss) on Investments	0.53		(2.71)	10.42	(1.74)	0.21	(1.52)

Total from Investment Operations	0.62		(2.55)	10.56	(1.59)	0.36	(1.43)

Less Distributions:
Distributions from Net Investment Income	(0.17)		(0.13)	(0.15)	(0.15)	(0.11)	(0.08)
Distributions from Net Realized Gain	(0.39)		(3.28)	—	(0.37)	(1.62)	(1.95)

Total Distributions	(0.56)		(3.41)	(0.15)	(0.52)	(1.73)	(2.03)

Net Asset Value per Share, End of period	$22.85		$22.79	$28.75	$18.34	$20.45	$21.82

Total Return	2.80	% (2)	(10.45)%	57.78%	(8.18)%	3.12%	(6.61)%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$12,526		$13,181	$16,708	$10,902	$14,448	$18,040

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.36	% (3)	1.39%	1.37%	1.42%	1.37%	1.31%

After Expense Reimbursement	0.95	% (3)	0.95%	0.95%	0.97%	1.00%	1.04%

Ratio of Net Investment Income to Average Net Assets	0.77	% (3)	0.65%	0.54%	0.81%	0.76%	0.36%

Portfolio Turnover Rate	15.10	% (2)	28.82%	44.33%	42.07%	25.89%	22.60%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2023 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

71

TCW Select Equities Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018
Net Asset Value per Share, Beginning of period	$25.79		$44.70	$34.13	$27.64	$27.13	$30.42

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.02)		(0.12)	(0.14)	(0.08)	(0.06)	(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	2.51		(13.71)	13.23	9.04	4.21	3.37

Total from Investment Operations	2.49		(13.83)	13.09	8.96	4.15	3.29

Less Distributions:
Distributions from Net Realized Gain	(4.20)		(5.08)	(2.52)	(2.47)	(3.64)	(6.58)

Net Asset Value per Share, End of period	$24.08		$25.79	$44.70	$34.13	$27.64	$27.13

Total Return	12.57	% (2)	(34.93)%	40.32%	34.59%	18.98%	12.59%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$447,788		$462,670	$801,597	$633,683	$770,079	$740,485

Ratio of Expenses to Average Net Assets	0.79	% (3)	0.79%	0.77%	0.76%	0.80%	0.87%

Ratio of Net Investment Loss to Average Net Assets	(0.15	)% (3)	(0.38)%	(0.37)%	(0.28)%	(0.25)%	(0.29)%

Portfolio Turnover Rate	5.42	% (2)	12.12%	8.17%	4.09%	6.41%	15.43%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2023 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

72

TCW Select Equities Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018
Net Asset Value per Share, Beginning of period	$21.89		$38.76	$29.95	$24.59	$24.61	$28.23

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.03)		(0.15)	(0.19)	(0.13)	(0.11)	(0.13)
Net Realized and Unrealized Gain (Loss) on Investments	2.03		(11.64)	11.52	7.96	3.73	3.09

Total from Investment Operations	2.00		(11.79)	11.33	7.83	3.62	2.96

Less Distributions:
Distributions from Net Realized Gain	(4.20)		(5.08)	(2.52)	(2.47)	(3.64)	(6.58)

Net Asset Value per Share, End of period	$19.69		$21.89	$38.76	$29.95	$24.59	$24.61

Total Return	12.56	% (2)	(35.03)%	40.06%	34.26%	18.74%	12.36%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$105,919		$104,856	$193,727	$161,625	$132,332	$133,252

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.07	% (3)	1.08%	1.04%	1.06%	1.08%	1.15%

After Expense Reimbursement	0.93	% (3)	0.94%	0.96%	0.99%	1.01%	1.08%

Ratio of Net Investment Loss to Average Net Assets	(0.29	)% (3)	(0.53)%	(0.56)%	(0.51)%	(0.45)%	(0.50)%

Portfolio Turnover Rate	5.42	% (2)	12.12%	8.17%	4.09%	6.41%	15.43%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2023 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

73

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

As a shareholder of a Fund, you incur ongoing operational costs of the Fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2022 to April 30, 2023 (181 days).

Actual Expenses:    The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:    The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio		Expenses Paid During Period (November 1, 2022 to April 30, 2023)
TCW Artificial Intelligence Equity Fund
I Class Shares
Actual	$1,000.00	$1,101.50	0.90%		$4.69
Hypothetical (5% return before expenses)	1,000.00	1,020.33	0.90%		4.51

N Class Shares
Actual	$1,000.00	$1,101.20	1.00%		$5.21
Hypothetical (5% return before expenses)	1,000.00	1,019.84	1.00%		5.01

TCW Conservative Allocation Fund
I Class Shares
Actual	$1,000.00	$1,081.30	0.44	% (1)	$2.27	(1)
Hypothetical (5% return before expenses)	1,000.00	1,022.61	0.44	% (1)	2.21	(1)

N Class Shares
Actual	$1,000.00	$1,080.30	0.67	% (1)	$3.46	(1)
Hypothetical (5% return before expenses)	1,000.00	1,021.47	0.67	% (1)	3.36	(1)

TCW Global Real Estate Fund
I Class Shares
Actual	$1,000.00	$1,088.00	0.90%		$4.66
Hypothetical (5% return before expenses)	1,000.00	1,020.33	0.90%		4.51

N Class Shares
Actual	$1,000.00	$1,086.60	1.00%		$5.17
Hypothetical (5% return before expenses)	1,000.00	1,019.84	1.00%		5.01

74

TCW Funds, Inc.

TCW Funds, Inc.	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2022 to April 30, 2023)
TCW New America Premier Equities Fund
I Class Shares
Actual	$1,000.00	$1,153.30	0.80%	$4.27
Hypothetical (5% return before expenses)	1,000.00	1,020.83	0.80%	4.01

N Class Shares
Actual	$1,000.00	$1,151.90	1.04%	$5.55
Hypothetical (5% return before expenses)	1,000.00	1,019.64	1.04%	5.21

TCW Relative Value Dividend Appreciation Fund
I Class Shares
Actual	$1,000.00	$1,066.60	0.70%	$3.59
Hypothetical (5% return before expenses)	1,000.00	1,021.32	0.70%	3.51

N Class Shares
Actual	$1,000.00	$1,064.70	0.90%	$4.61
Hypothetical (5% return before expenses)	1,000.00	1,020.33	0.90%	4.51

TCW Relative Value Large Cap Fund
I Class Shares
Actual	$1,000.00	$1,059.90	0.70%	$3.58
Hypothetical (5% return before expenses)	1,000.00	1,021.32	0.70%	3.51

N Class Shares
Actual	$1,000.00	$1,058.70	0.90%	$4.59
Hypothetical (5% return before expenses)	1,000.00	1,020.33	0.90%	4.51

TCW Relative Value Mid Cap Fund
I Class Shares
Actual	$1,000.00	$1,028.90	0.85%	$4.28
Hypothetical (5% return before expenses)	1,000.00	1,020.58	0.85%	4.26

N Class Shares
Actual	$1,000.00	$1,028.00	0.95%	$4.78
Hypothetical (5% return before expenses)	1,000.00	1,020.08	0.95%	4.76

TCW Select Equities Fund
I Class Shares
Actual	$1,000.00	$1,125.70	0.79%	$4.16
Hypothetical (5% return before expenses)	1,000.00	1,020.88	0.79%	3.96

N Class Shares
Actual	$1,000.00	$1,125.60	0.93%	$4.90
Hypothetical (5% return before expenses)	1,000.00	1,020.18	0.93%	4.66

(1)	Does not include expenses of the underlying affiliated investments.

75

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and files Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form NPORT-P. Such filings occur no later than 60 days after the end of the Funds’ first and third quarters and are available on the SEC’s website at www.sec.gov.

76

TCW Funds, Inc.

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

800 FUND TCW

(800 386 3829)

www.TCW.com

INVESTMENT ADVISOR

TCW Investment Management Company LLC

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

555 West 5th Street

Los Angeles, California 90013

CUSTODIAN & ADMINISTRATOR

State Street Bank & Trust Company

One Congress Street, Suite 1

Boston, MA 02114-2016

DISTRIBUTOR

TCW Funds Distributors LLC

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

DIRECTORS

Patrick C. Haden

Director and Chairman of the Board

Samuel P. Bell

Director

Peter McMillan

Director

Victoria B. Rogers

Director

Marc I. Stern

Director

Andrew Tarica

Director

OFFICERS

Kathryn Koch

President and Chief Executive Officer

Meredith S. Jackson

Senior Vice President,

General Counsel and Secretary

Richard M. Villa

Treasurer and Principal Financial and Accounting Officer

Gladys Xiques

Chief Compliance Officer and Anti-Money Laundering Officer

Lisa Eisen

Tax Officer

Eric W. Chan

Assistant Treasurer

Peter Davidson

Vice President and Assistant Secretary

TCW FAMILY OF FUNDS

EQUITY FUNDS

TCW Artificial Intelligence Equity Fund

TCW Global Real Estate Fund

TCW New America Premier Equities Fund

TCW Relative Value Dividend Appreciation Fund

TCW Relative Value Large Cap Fund

TCW Relative Value Mid Cap Fund

TCW Select Equities Fund

ASSET ALLOCATION FUND

TCW Conservative Allocation Fund

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

TCW Enhanced Commodity Strategy Fund

TCW Global Bond Fund

TCW High Yield Bond Fund

TCW Short Term Bond Fund

TCW Total Return Bond Fund

INTERNATIONAL FUNDS

TCW Developing Markets Equity Fund

TCW Emerging Markets Income Fund

TCW Emerging Markets Local Currency Income Fund

TCW Emerging Markets Multi-Asset Opportunities Fund

FUNDarFI1021

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

TCW Enhanced Commodity Strategy Fund

TCW Global Bond Fund

TCW High Yield Bond Fund

TCW Short Term Bond Fund

TCW Total Return Bond Fund

TCW Funds, Inc.

To Our Valued Shareholders

Kathryn Koch President and Chief Executive Officer

Dear Valued Investors,

We are pleased to present the semi-annual report for the TCW Funds, Inc. covering the six-month period ended April 30, 2023. Amidst the most aggressive rate-hiking regime in roughly four decades, fixed income markets have undergone considerable volatility, particularly for those more interest-rate sensitive segments. Reflective of this backdrop, asset growth in the complex stalled, ending the reporting period at $9.6 billion. These challenges notwithstanding, a higher yield environment does imply an improved return outlook going forward and the attendant volatility brings opportunity for our teams to apply their hallmark discipline to find value for client assets across the Fund complex.

This report contains information outlining performance and an inventory of holdings as of April 30, 2023 for the TCW Funds’ Fixed Income Funds.

Economic Review and Market Environment

While 2023 started with a notably strong rally in both rates and credit markets, sentiment subsequently turned as still-high inflation and stronger-than-expected employment data in February forced markets to reconsider a Fed pullback, driving rates higher. Though not all of the year-opening rally was forfeited, it was clear that the path forward was unlikely to be idyllic and volatility-free, with wide speculation that the Fed was on path to “break something.” This ultimately was borne out in March, as the first signs of fallout from 475 basis points of rate hikes came to light with the second and third largest bank failures in U.S. history (only Washington Mutual in 2008 was larger), igniting regional bank weakness and general concerns over financial stability. Decisive responses by authorities assuaged worries of a broader crisis and fueled a rebound into the end of March, followed by a more stable April, but not before rate volatility surged, capital market activity stalled, and markets shifted focus from systemic banking risks to the longer-term implications on growth, with recast expectations for Fed policy cuts in

2023. Thus, Treasury yields plunged across the curve from the end of October to April, with 2- and 5-Year yields down by 48 and 75 bps, respectively. While banking sector turmoil appears to be largely contained, at least for now, increased conservatism in the sector (i.e., tighter lending standards, especially at smaller banks), alongside increased regulatory oversight, together signal that overall credit conditions will be tighter going forward, thus having a significant impact on credit availability. That being said, central banks globally continue to reiterate their resolve in slowing inflation. In the U.S., the year-over-year pace of headline CPI has decelerated from 7.7% in October to 4.9% in April, though this is still far above the Fed’s target given the ‘sticky’ nature of the cost of services), and thus a “higher for longer” rate regime may be the ultimate outcome.

Notwithstanding the aforementioned market volatility, the S&P 500 Index gained 8.6% during the period. Meanwhile, declining yields across Treasuries with maturities of two-year and longer propelled fixed income total returns into positive territory, reflected in a 6.9% gain for the Bloomberg U.S. Aggregate Bond Index. Corporate credit outperformed, with a return of 9.2%, led by utilities (+10.7%). Metals & mining, transportation, and communications were other leading corporate sectors during the period, while financials were weighed down by banking credits given regional banking turmoil of the first quarter, but still posted a 7.7% return. High yield credit was largely insulated from broader market volatility, delivering a total return of 6.2%. Among securitized products, agency mortgage-backed securities (MBS) had a particularly difficult 2022 given headwinds of rate volatility, but subsequently recovered toward the end of the year and into January as the unrelenting sell-off in interest rates finally came to a pause, gaining 6.8% for the period. In fact, November excess returns (versus duration-matched Treasuries) for the sector were the highest on record (+135 bps). Among the other securitized sectors, commercial

Letter to Shareholders (Continued)

MBS (CMBS) returned 5.4%, led by strong performance from agency-backed collateral, while legacy non-agency MBS returned over 3.5% amid strong demand, with bonds backed by option-ARM loans leading. Finally, asset-backed securities (ABS) were up 4.1%, with solid performance across both traditional and non-traditional collateral.

A Disciplined Value Philosophy

Difficult economic and market conditions, no doubt, test the patience of investors and the discipline of asset managers. The upside, if we can cite one, is that cheaper prices create opportunities for better entry points, and a tendency for excessive risk aversion, that is, panic selling, which amplifies mispricing. This remains especially true in fixed income, as the size, structure and segmentation of the market continue to be a place where active strategy and disciplined implementation can generate outperformance and moderate risk under a value-oriented approach. The Funds and its management are unwavering in that commitment and have been for more than 25 years.

We truly value our relationship with you and thank you for making the TCW Funds part of your long-term investment plan. If you have any questions or require further information, I invite you to visit our website at www.tcw.com, or call our shareholder services department at 800-386-3829.

I look forward to further correspondence with you through our annual report later this year.

Sincerely,

Kathryn Koch

President and Chief Executive Officer

TCW Funds, Inc.

Performance Summary (Unaudited)	April 30, 2023

	NAV	Six Months Return as of April 30, 2023	Total Return Annualized as of April 30, 2023 (1)
			1-Year	5-Year	10-Year	Since Inception		Inception Date
TCW Core Fixed Income Fund
I Class	$9.97	7.61%	(0.89)%	1.29%	1.27%	5.18	% (2)	01/01/90	(3)
N Class	$9.95	7.54%	(1.07)%	1.10%	1.03%	4.09%		02/26/99
Plan Class	$10.02	7.72%	(0.83)%	N/A	N/A	(2.30)%		02/28/20

TCW Enhanced Commodity Strategy Fund
I Class	$6.08	(3.03)%	(16.69)%	5.91%	(0.20)%	(1.51)%		03/31/11
N Class	$6.08	(3.06)%	(16.73)%	5.87%	(0.24)%	(1.53)%		03/31/11

TCW Global Bond Fund
I Class	$8.44	10.42%	(2.69)%	(0.22)%	0.01%	1.15%		11/30/11
N Class	$8.44	10.37%	(2.67)%	(0.30)%	(0.03)%	1.12%		11/30/11

TCW High Yield Bond Fund
I Class	$5.93	5.51%	1.81%	3.96%	3.95%	6.66	% (2)	02/01/89	(3)
N Class	$5.97	5.36%	1.57%	3.71%	3.69%	4.89%		02/26/99

TCW Short Term Bond Fund
I Class	$8.28	3.79%	1.90%	1.50%	1.07%	3.55	% (2)	02/01/90	(3)

TCW Total Return Bond Fund
I Class	$8.38	8.23%	(3.31)%	0.56%	1.19%	5.29%		06/17/93
N Class	$8.65	8.07%	(3.42)%	0.32%	0.92%	4.57%		02/26/99
Plan Class	$8.42	8.10%	(3.34)%	N/A	N/A	(3.38)%		02/28/20

(1)	Past performance is not indicative of future performance.
(2)

Performance data includes the performance of the predecessor limited partnership for periods before the Fund’s registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership’s performance may have been lower.

(3)	Inception date of the predecessor entity.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES —108.0% of Net Assets

CORPORATE BONDS — 27.7%

Aerospace & Defense — 0.3%

Boeing Co. (The)

1.43%	02/04/24	$2,650,000	$2,570,102

4.88%	05/01/25	560,000	558,466

			3,128,568

Agriculture — 0.7%

BAT Capital Corp.

2.73%	03/25/31	695,000	564,458

4.39%	08/15/37	470,000	383,894

4.54%	08/15/47	1,270,000	949,636

4.76%	09/06/49	138,000	105,623

5.28%	04/02/50	1,285,000	1,068,403

5.65%	03/16/52	400,000	352,288

Imperial Brands Finance Netherlands BV

1.75% (1)	03/18/33	750,000	601,237

Imperial Brands Finance PLC (United Kingdom)

3.13% (2)	07/26/24	2,300,000	2,225,894

3.88% (2)	07/26/29	35,000	31,613

Reynolds American, Inc.

5.70%	08/15/35	260,000	248,823

5.85%	08/15/45	2,770,000	2,506,684

			9,038,553

Airlines — 0.2%

Delta Air Lines Pass-Through Trust (19-1-AA)

3.20%	10/25/25	1,500,000	1,463,640

US Airways Group, Inc. Pass-Through Certificates (12-1-A) (EETC)

5.90%	04/01/26	861,688	860,611

US Airways Group, Inc. Pass-Through Certificates (12-2-A) (EETC)

4.63%	12/03/26	395,014	373,876

			2,698,127

Banks — 10.9%

ABN AMRO Bank (Netherlands)

2.47% (U.S. 1-year Treasury Constant Maturity Rate + 1.100%) (2),(3)	12/13/29	1,700,000	1,456,883

Bank of America Corp.

1.66% (SOFR + 0.910%) (3)	03/11/27	6,355,000	5,738,375

1.73% (SOFR + 0.960%) (3)	07/22/27	2,535,000	2,273,768

1.92% (SOFR + 1.370%) (3)	10/24/31	410,000	327,467

2.09% (SOFR + 1.060%) (3)	06/14/29	2,200,000	1,903,352

2.30% (SOFR + 1.220%)	07/21/32	1,315,000	1,062,178

2.50% (3 mo. USD LIBOR + 0.990%)(3)	02/13/31	930,000	785,728

2.69% (SOFR + 1.320%) (3)	04/22/32	2,280,000	1,910,572

3.97% (SOFR + 1.210%) (3)	02/07/30	1,125,000	1,053,388

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

Citigroup, Inc.

2.56% (SOFR + 1.167%) (3)	05/01/32	$2,060,000	$1,711,187

2.57% (SOFR + 2.107%) (3)	06/03/31	1,040,000	880,644

2.98% (SOFR + 1.422%)	11/05/30	1,395,000	1,224,936

3.06% (SOFR + 1.351%)	01/25/33	6,870,000	5,865,812

3.89% (SOFR + 1.825%) (3)	01/10/28	2,570,000	2,473,753

4.41% (SOFR + 3.914%) (3)	03/31/31	500,000	477,785

Credit Suisse Group AG (Switzerland)

0.63% (1)	01/18/33	515,000	376,209

1.31% (SOFR + 0.980%) (2),(3)	02/02/27	3,860,000	3,293,062

2.13% (1 year EUR Swap + 1.600%) (1),(3)	10/13/26	165,000	167,420

2.59% (SOFR + 1.560%) (2)	09/11/25	400,000	372,972

3.09% (SOFR + 1.730%) (2)	05/14/32	2,820,000	2,276,924

6.37% (SOFR + 3.340%) (2),(3)	07/15/26	795,000	776,318

6.54% (SOFR + 3.920%) (2)	08/12/33	3,655,000	3,725,816

7.75% (1 year EURIBOR Swap + 4.950%) (1),(3)	03/01/29	505,000	609,743

9.02% (SOFR + 5.020%) (2)	11/15/33	5,065,000	6,010,484

Goldman Sachs Group, Inc. (The)

1.22%	12/06/23	4,225,000	4,129,008

1.43% (SOFR + 0.798%) (3)	03/09/27	4,260,000	3,835,065

1.54% (SOFR + 0.818%) (3)	09/10/27	1,585,000	1,405,863

1.95% (SOFR + 0.913%) (3)	10/21/27	1,695,000	1,519,788

2.38% (SOFR + 1.248%)	07/21/32	2,215,000	1,811,294

2.65% (SOFR + 1.264%) (3)	10/21/32	465,000	387,157

HSBC Holdings PLC (United Kingdom)

1.59% (SOFR + 1.290%) (3)	05/24/27	4,240,000	3,780,464

2.01% (SOFR + 1.732%) (3)	09/22/28	1,900,000	1,654,672

2.21% (SOFR+ 1.285%) (3)	08/17/29	2,570,000	2,189,846

2.36% (SOFR + 1.947%) (3)	08/18/31	940,000	764,643

6.33% (SOFR + 2.650%)	03/09/44	450,000	474,723

JPMorgan Chase & Co.

0.97% (SOFR + 0.580%) (3)	06/23/25	6,625,000	6,285,336

1.56% (SOFR + 0.605%) (3)	12/10/25	2,080,000	1,953,994

1.58% (SOFR + 0.885%) (3)	04/22/27	3,110,000	2,819,557

1.95% (SOFR + 1.065%) (3)	02/04/32	3,330,000	2,685,790

2.55% (SOFR + 1.180%)	11/08/32	70,000	58,336

2.58% (SOFR + 1.250%) (3)	04/22/32	80,000	67,275

2.74% (SOFR + 1.510%) (3)	10/15/30	1,070,000	939,210

2.95% (SOFR + 1.170%) (3)	02/24/28	750,000	698,243

Lloyds Banking Group PLC (United Kingdom)

1.63% (U.S. 1-year Treasury Constant Maturity Rate + 0.850%) (3)	05/11/27	1,500,000	1,341,840

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

April 30, 2023

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

3.57% (3 mo. USD LIBOR + 1.205%) (3)	11/07/28	$860,000	$798,828

3.87% (U.S. 1-year Treasury Constant Maturity Rate + 3.500%) (3)	07/09/25	1,600,000	1,562,088

4.98% (U.S. 1-year Treasury Constant Maturity Rate + 2.300%)	08/11/33	465,000	450,927

Macquarie Group, Ltd. (Australia)

1.34% (SOFR + 1.069%) (2),(3)	01/12/27	2,510,000	2,251,365

2.87% (SOFR + 1.532%) (2)	01/14/33	1,740,000	1,415,859

4.44% (SOFR + 2.405%) (2),(3)	06/21/33	600,000	552,726

5.03% (3 mo. USD LIBOR + 1.750%) (2),(3)	01/15/30	505,000	501,512

Morgan Stanley

1.51% (SOFR + 0.858%) (3)	07/20/27	3,985,000	3,546,291

1.79% (SOFR + 1.034%) (3)	02/13/32	860,000	679,414

1.93% (SOFR + 1.020%) (3)	04/28/32	2,510,000	1,999,482

2.24% (SOFR + 1.178%)	07/21/32	1,265,000	1,022,702

2.48% (SOFR + 1.000%) (3)	01/21/28	2,470,000	2,258,395

2.48% (SOFR + 1.360%) (3)	09/16/36	1,050,000	807,587

NatWest Group PLC (United Kingdom)

4.27% (3 mo. USD LIBOR + 1.762%) (3)	03/22/25	3,140,000	3,096,291

PNC Financial Services Group, Inc. (The)

5.07% (SOFR + 1.933%) (3)	01/24/34	2,785,000	2,745,230

Santander UK Group Holdings PLC (United Kingdom)

1.09% (SOFR + 0.787%) (3)	03/15/25	3,265,000	3,109,292

1.67% (SOFR + 0.989%) (3)	06/14/27	285,000	250,065

2.47% (SOFR + 1.220%) (3)	01/11/28	465,000	414,203

2.90% (SOFR + 1.475%) (3)	03/15/32	1,175,000	965,458

4.80% (3 mo. USD LIBOR +1.570%)	11/15/24	960,000	950,741

Santander UK PLC (United Kingdom)

5.00% (2)	11/07/23	2,460,000	2,441,958

U.S. Bancorp

4.84% (SOFR + 1.600%)	02/01/34	2,815,000	2,698,403

5.85% (SOFR + 2.090%) (3)	10/21/33	545,000	561,802

UBS Group AG (Switzerland)

1.49% (U.S. 1 year Treasury Constant Maturity Rate + 0.850%) (2),(3)	08/10/27	765,000	664,839

Wells Fargo & Co.

2.16% (3 mo. USD LIBOR + 0.750%) (3)	02/11/26	1,850,000	1,747,221

2.88% (SOFR + 1.432%) (3)	10/30/30	285,000	249,697

3.35% (SOFR + 1.500%)	03/02/33	4,915,000	4,295,464

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

3.53% (SOFR + 1.510%) (3)	03/24/28	$3,760,000	$3,558,953

3.58% (3 mo. USD LIBOR + 1.310%) (3)	05/22/28	1,320,000	1,249,977

5.01% (SOFR + 4.502%) (3)	04/04/51	625,000	592,450

5.39% (SOFR + 2.020%)	04/24/34	1,190,000	1,210,206

			134,206,306

Beverages — 0.2%

Bacardi, Ltd.

2.75% (2)	07/15/26	750,000	701,085

4.45% (2)	05/15/25	1,780,000	1,752,044

			2,453,129

Biotechnology — 0.3%

Amgen, Inc.

5.25%	03/02/33	1,165,000	1,198,913

5.60%	03/02/43	1,165,000	1,200,544

5.65%	03/02/53	1,430,000	1,481,223

			3,880,680

Chemicals — 0.2%

International Flavors & Fragrances, Inc.

2.30% (2)	11/01/30	750,000	610,021

3.27% (2)	11/15/40	235,000	168,042

5.00%	09/26/48	2,000,000	1,735,785

			2,513,848

Commercial Services — 0.1%

Global Payments, Inc.

5.40%	08/15/32	710,000	702,978

5.95%	08/15/52	899,000	873,909

			1,576,887

Diversified Financial Services — 1.0%

AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)

3.00%	10/29/28	2,845,000	2,475,520

3.30%	01/30/32	874,000	715,596

3.88%	01/23/28	430,000	399,000

Air Lease Corp.

3.25%	03/01/25	1,300,000	1,248,534

3.63%	12/01/27	640,000	593,127

4.63%	10/01/28	1,500,000	1,436,295

Avolon Holdings Funding, Ltd.

2.53% (2)	11/18/27	884,000	743,646

2.88% (2)	02/15/25	1,550,000	1,455,031

3.95% (2)	07/01/24	405,000	393,381

Capital One Financial Corp.

1.34% (SOFR + 0.690%) (3)	12/06/24	2,535,000	2,452,131

Cboe Global Markets, Inc.

3.00%	03/16/32	595,000	525,611

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Commercial Services (Continued)

Park Aerospace Holdings, Ltd.

5.50% (2)	02/15/24	$108,000	$106,953

			12,544,825

Electric — 1.2%

American Electric Power Co., Inc.

5.95%	11/01/32	450,000	481,716

Appalachian Power Co.

4.45%	06/01/45	690,000	597,798

Duke Energy Corp.

3.75%	09/01/46	790,000	621,345

3.85%	06/15/34	800,000	817,269

Duke Energy Progress LLC

3.70%	10/15/46	1,325,000	1,065,843

5.25%	03/15/33	505,000	529,129

Indiana Michigan Power Co.

4.55%	03/15/46	920,000	822,437

ITC Holdings Corp.

2.95% (2)	05/14/30	2,000,000	1,773,741

Jersey Central Power & Light Co.

2.75% (2)	03/01/32	2,575,000	2,184,862

MidAmerican Energy Co.

5.80%	10/15/36	1,655,000	1,825,197

Public Service Co. of Colorado

5.25%	04/01/53	1,215,000	1,251,426

TenneT Holding BV

2.75% (1)	05/17/42	775,000	751,764

4.50% (1)	10/28/34	100,000	118,301

4.75% (1)	10/28/42	785,000	963,058

Tucson Electric Power Co.

4.00%	06/15/50	1,500,000	1,225,815

			15,029,701

Engineering & Construction — 0.1%

Cellnex Finance Co. SA

2.00% (1)	09/15/32	900,000	792,297

Entertainment — 0.5%

WarnerMedia Holdings, Inc.

4.28% (2)	03/15/32	200,000	177,988

5.05% (2)	03/15/42	3,135,000	2,594,745

5.14% (2)	03/15/52	4,334,000	3,469,324

			6,242,057

Food — 0.7%

JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.

3.00% (2)	02/02/29	1,445,000	1,242,700

3.00% (2)	05/15/32	1,875,000	1,485,335

6.50% (2)	12/01/52	1,575,000	1,496,754

Issues	Maturity Date	Principal Amount	Value

Food (Continued)

Kraft Heinz Foods Co.

5.00%	06/04/42	$2,133,000	$2,046,547

Pilgrim’s Pride Corp.

6.25%	07/01/33	545,000	538,569

Smithfield Foods, Inc.

2.63% (2)	09/13/31	2,565,000	1,944,450

			8,754,355

Gas — 0.2%

KeySpan Gas East Corp.

3.59% (2)	01/18/52	1,150,000	826,562

5.82% (2)	04/01/41	1,551,000	1,555,886

5.99% (2)	03/06/33	530,000	550,209

			2,932,657

Health Care-Products — 0.1%

DENTSPLY SIRONA, Inc.

3.25%	06/01/30	1,400,000	1,243,529

Medtronic Global Holdings SCA

1.50%	07/02/39	500,000	388,047

			1,631,576

Health Care-Services — 1.3%

Centene Corp.

3.00%	10/15/30	3,888,000	3,317,494

CommonSpirit Health

2.78%	10/01/30	955,000	821,176

4.35%	11/01/42	600,000	524,472

Fresenius Finance Ireland PLC,

0.88% (1)	10/01/31	920,000	761,780

Fresenius Medical Care US Finance III, Inc.

1.88% (2)	12/01/26	1,650,000	1,453,336

HCA, Inc.

3.13% (2)	03/15/27	455,000	427,639

3.50%	07/15/51	746,000	523,819

3.63% (2)	03/15/32	1,156,000	1,024,401

4.13%	06/15/29	3,946,000	3,743,728

4.63% (2)	03/15/52	800,000	663,936

5.25%	06/15/49	600,000	544,034

5.38%	09/01/26	430,000	434,838

5.50%	06/15/47	1,315,000	1,238,072

			15,478,725

Insurance — 1.3%

Aon Corp. / Aon Global Holdings PLC

2.60%	12/02/31	940,000	795,842

3.90%	02/28/52	805,000	649,514

Athene Global Funding

1.99% (2)	08/19/28	4,000,000	3,261,320

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

April 30, 2023

Issues	Maturity Date	Principal Amount	Value

Insurance (Continued)

2.72% (2)	01/07/29	$240,000	$201,619

3.21% (2)	03/08/27	815,000	744,914

Farmers Exchange Capital

7.20% (2)	07/15/48	1,495,000	1,597,004

Farmers Exchange Capital II

6.15% (3 mo. USD LIBOR + 3.744%) (2)	11/01/53	2,065,000	2,061,392

Metropolitan Life Global Funding I

5.15% (2)	03/28/33	780,000	793,027

Nationwide Mutual Insurance Co.

7.16% (3 mo. USD LIBOR + 2.290%) (2),(3)	12/15/24	4,000,000	3,989,308

New York Life Insurance Co.

3.75% (2)	05/15/50	70,000	56,098

Teachers Insurance & Annuity Association of America

3.30% (2)	05/15/50	430,000	308,009

4.27% (2)	05/15/47	130,000	110,181

Willis North America, Inc.

4.50%	09/15/28	1,445,000	1,405,272

			15,973,500

Internet — 0.2%

Meta Platforms, Inc.

4.45%	08/15/52	670,000	590,645

Netflix, Inc.

4.63%	05/15/29	670,000	756,939

Tencent Holdings, Ltd.

3.68% (2)	04/22/41	825,000	643,502

3.84% (2)	04/22/51	30,000	22,447

3.98% (2)	04/11/29	740,000	702,835

			2,716,368

Media — 0.6%

Charter Communications Operating LLC / Charter Communications Operating Capital

3.90%	06/01/52	1,000,000	654,110

4.80%	03/01/50	495,000	377,007

5.13%	07/01/49	1,080,000	840,721

5.25%	04/01/53	1,000,000	801,252

5.38%	04/01/38	1,475,000	1,281,937

5.38%	05/01/47	2,755,000	2,257,750

5.75%	04/01/48	1,028,000	877,994

			7,090,771

Miscellaneous Manufacturers — 0.2%

General Electric Co.

5.34% (3 mo. USD LIBOR + 0.480%)	08/15/36	3,045,000	2,664,139

Issues	Maturity Date	Principal Amount	Value

Miscellaneous Manufacturers (Continued)

Oil & Gas — 0.2%

Petroleos Mexicanos

6.75%	09/21/47	$2,625,000	$1,619,673

6.95%	01/28/60	510,000	312,120

7.69%	01/23/50	930,000	620,554

			2,552,347

Packaging & Containers — 0.3%

Berry Global, Inc.

1.57%	01/15/26	1,645,000	1,497,115

1.65%	01/15/27	1,670,000	1,467,484

4.88% (2)	07/15/26	580,000	568,028

			3,532,627

Pharmaceuticals — 1.0%

Bayer US Finance II LLC

4.38% (2)	12/15/28	4,023,000	3,904,889

4.63% (2)	06/25/38	500,000	458,575

4.88% (2)	06/25/48	2,430,000	2,193,547

Cigna Group (The)

5.40%	03/15/33	1,000,000	1,040,230

CVS Health Corp.

5.05%	03/25/48	3,275,000	3,058,555

5.25%	02/21/33	968,000	989,935

			11,645,731

Pipelines — 1.0%

Enbridge, Inc.

5.70%	03/08/33	350,000	363,930

Energy Transfer LP

5.00%	05/15/50	885,000	750,825

5.15%	03/15/45	1,870,000	1,633,615

5.40%	10/01/47	1,908,000	1,699,895

5.95%	10/01/43	630,000	609,131

Plains All American Pipeline LP / PAA Finance Corp.

3.80%	09/15/30	375,000	339,598

Rockies Express Pipeline LLC

4.95% (2)	07/15/29	2,000,000	1,848,780

6.88% (2)	04/15/40	350,000	305,428

Sabine Pass Liquefaction LLC

4.50%	05/15/30	415,000	402,075

Southern Natural Gas Co. LLC

7.35%	02/15/31	2,380,000	2,640,869

TC PipeLines LP

4.38%	03/13/25	710,000	697,588

TransCanada PipeLines, Ltd.

6.10%	06/01/40	375,000	393,360

			11,685,094

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Real Estate — 0.2%

Annington Funding PLC

2.31% (1)	10/06/32	$720,000	$659,604

Blackstone Property Partners Europe Holdings Sarl

1.00% (1)	05/04/28	425,000	352,974

1.63% (1)	04/20/30	325,000	253,144

1.75% (1)	03/12/29	450,000	369,983

Vonovia SE

1.00% (1)	06/16/33	300,000	223,554

1.50% (1)	06/14/41	300,000	186,884

			2,046,143

REIT — 2.3%

American Assets Trust LP

3.38%	02/01/31	1,655,000	1,318,406

American Homes 4 Rent LP

3.38%	07/15/51	730,000	484,194

3.63%	04/15/32	25,000	21,908

4.30%	04/15/52	595,000	463,731

American Tower Corp.

0.88%	05/21/29	725,000	656,083

1.00%	01/15/32	300,000	249,146

2.70%	04/15/31	310,000	262,140

5.65%	03/15/33	880,000	914,258

CapitaLand Ascendas

0.75% (1)	06/23/28	870,000	774,137

CubeSmart LP

3.00%	02/15/30	317,000	277,035

Digital Dutch Finco BV,

1.25% (1)	02/01/31	1,830,000	1,523,584

Digital Intrepid Holding BV

1.38% (1)	07/18/32	105,000	82,827

Extra Space Storage LP

2.35%	03/15/32	1,245,000	991,800

3.90%	04/01/29	250,000	233,067

GLP Capital LP / GLP Financing II, Inc.

3.25%	01/15/32	61,000	50,046

4.00%	01/15/30	475,000	424,080

4.00%	01/15/31	35,000	30,904

5.30%	01/15/29	1,280,000	1,235,200

5.75%	06/01/28	1,600,000	1,576,673

Healthcare Realty Holdings LP

2.00%	03/15/31	2,815,000	2,201,422

2.05%	03/15/31	164,000	125,399

3.10%	02/15/30	1,705,000	1,487,340

Hudson Pacific Properties LP

3.25%	01/15/30	640,000	401,203

4.65%	04/01/29	135,000	93,733

5.95%	02/15/28	1,240,000	974,776

Issues	Maturity Date	Principal Amount	Value

Real Estate (Continued)

Invitation Homes Operating Partnership LP

2.00%	08/15/31	$275,000	$212,201

4.15%	04/15/32	1,265,000	1,146,672

Kilroy Realty LP

2.65%	11/15/33	891,000	591,143

Lexington Realty Trust

2.38%	10/01/31	855,000	661,702

Life Storage LP

2.40%	10/15/31	2,000,000	1,627,082

Physicians Realty LP

2.63%	11/01/31	940,000	748,030

Prologis Euro Finance LLC

0.50%	02/16/32	400,000	325,071

0.63%	09/10/31	100,000	83,317

1.00%	02/08/29	750,000	691,976

1.00%	02/16/41	400,000	253,271

4.25%	01/31/43	450,000	454,831

SELP Finance Sarl

0.88% (1)	05/27/29	900,000	771,014

VICI Properties LP

5.13%	05/15/32	1,503,000	1,436,222

5.63%	05/15/52	810,000	739,724

VICI Properties LP / VICI Note Co., Inc.

3.75% (2)	02/15/27	25,000	23,491

3.88% (2)	02/15/29	835,000	751,108

4.13% (2)	08/15/30	196,000	174,703

4.50% (2)	09/01/26	380,000	364,583

4.50% (2)	01/15/28	327,000	307,109

4.63% (2)	06/15/25	180,000	175,223

			28,391,565

Retail — 0.1%

Alimentation Couche-Tard, Inc.

3.55% (2)	07/26/27	1,390,000	1,316,784

Savings & Loans — 0.2%

Nationwide Building Society (United Kingdom)

2.97% (SOFR + 1.290%) (2),(3)	02/16/28	1,630,000	1,492,167

4.36% (3 mo. USD LIBOR + 1.392%) (2),(3)	08/01/24	400,000	398,218

			1,890,385

Semiconductors — 0.2%

Broadcom, Inc.

2.60% (2)	02/15/33	1,465,000	1,156,251

3.42% (2)	04/15/33	1,100,000	926,739

			2,082,990

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

April 30, 2023

Issues	Maturity Date	Principal Amount	Value

Semiconductors (Continued)

Software — 0.6%

Oracle Corp.

3.60%	04/01/50	$2,000,000	$1,424,000

3.80%	11/15/37	905,000	757,463

3.95%	03/25/51	2,425,000	1,831,021

5.55%	02/06/53	315,000	302,611

6.90%	11/09/52	1,070,000	1,200,583

Take Two Interactive

4.00%	04/14/32	1,525,000	1,435,772

			6,951,450

Telecommunications — 1.3%

AT&T, Inc.

3.80%	12/01/57	661,000	488,421

4.85%	03/01/39	1,554,000	1,459,874

5.25%	03/01/37	1,340,000	1,341,394

Global Switch Finance BV

1.38% (1)	10/07/30	695,000	645,905

Qwest Corp.

7.25%	09/15/25	920,000	821,082

Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC

5.15% (2)	09/20/29	2,505,000	2,491,992

4.74% (2)	09/20/29	3,165,000	3,144,861

T-Mobile USA, Inc.

2.55%	02/15/31	1,882,000	1,601,733

3.88%	04/15/30	2,860,000	2,694,443

Vodafone Group PLC (United Kingdom)

4.88%	06/19/49	1,897,000	1,704,565

			16,394,270

Total Corporate Bonds

(Cost: $365,299,298)			339,836,455

MUNICIPAL BONDS — 0.6%

California Health Facilities Financing Authority, Revenue Bond

3.00%	08/15/51	955,000	723,629

City of New York NY

1.82%	08/01/30	1,325,000	1,112,873

City of New York NY, General Obligation Unlimited

3.00%	08/01/34	380,000	327,552

Metropolitan Transportation Authority, Revenue Bonds

5.18%	11/15/49	335,000	317,224

New York City Transitional Finance Authority Future Tax Secured Revenue

2.00%	08/01/35	1,000,000	752,210

2.40%	11/01/32	585,000	487,618

2.45%	11/01/34	2,485,000	1,987,399

Issues	Maturity Date	Principal Amount	Value

MUNICIPAL BONDS (Continued)

Regents of the University of California Medical Center Pooled Revenue

3.26%	05/15/60	$3,060,000	$2,242,649

Total Municipal Bonds

(Cost: $9,944,071)			7,951,154

ASSET-BACKED SECURITIES — 7.3%

321 Henderson Receivables I LLC (13-3A-A)

4.08% (2)	01/17/73	1,082,001	997,833

AGL CLO, Ltd. (20-7A-BR)

6.96% (3 mo. USD LIBOR + 1.700%)(2),(3)	07/15/34	4,235,000	4,080,846

AIG CLO, Ltd. (18-1A-A1R)

6.37% (3 mo. USD LIBOR + 1.120%)(2),(3)	04/20/32	4,300,000	4,242,165

Aligned Data Centers Issuer LLC (21-1A-A2)

1.94% (2)	08/15/46	3,372,000	3,002,597

AMMC CLO XIII, Ltd. (13-13A-A1R2)

6.32% (3 mo. USD LIBOR + 1.050%) (2),(3)	07/24/29	2,001,098	1,990,192

Ares LXII CLO, Ltd. (21-62A-B)

6.91% (3 mo. USD LIBOR + 1.650%) (2),(3)	01/25/34	4,000,000	3,900,900

Brazos Education Loan Authority, Inc. (12-1-A1)

5.72% (1 mo. USD LIBOR + 0.700%) (3)	12/26/35	309,553	305,385

Brazos Higher Education Authority, Inc. (10-1-A2)

6.16% (3 mo. USD LIBOR + 1.200%) (3)	02/25/35	531,462	527,031

CF Hippolyta Issuer LLC (20-1-B1)

2.28% (2)	07/15/60	3,909,918	3,530,007

CIFC Funding, Ltd. (21-7A-A1)

6.40% (3 mo. USD LIBOR + 1.130%)(2),(3)	01/23/35	4,300,000	4,222,475

Dryden XXVI Senior Loan Fund (13-26A-AR)

6.16% (3 mo. USD LIBOR + 0.900%)(2),(3)	04/15/29	1,843,805	1,824,538

Educational Funding of the South, Inc. (11-1-A2)

5.91% (3 mo. USD LIBOR + 0.650%)(3)	04/25/35	202,658	202,201

Educational Services of America, Inc. (12-2-A)

5.75% (1 mo. USD LIBOR + 0.730%)(2),(3)	04/25/39	173,141	171,145

Global SC Finance SRL (14-1A-A2)

3.09% (2)	07/17/29	385,214	372,485

GoldenTree Loan Opportunities IX, Ltd. (14-9A-AR2)

6.41% (3 mo. USD LIBOR + 1.110%)(2),(3)	10/29/29	2,504,042	2,490,646

Higher Education Funding I (14-1-A)

6.01% (3 mo. USD LIBOR + 1.050%)(2),(3)	05/25/34	88,769	88,740

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

JGWPT XXX LLC (14-2A-A)

3.61% (2)	01/17/73	$1,226,146	$1,085,629

Madison Park Funding XLVIII, Ltd. (21-48A-A)

6.42% (3 mo. USD LIBOR + 1.150%)(2),(3)	04/19/33	4,320,000	4,268,449

Navient Private Education Refi Loan Trust (21-GA-A)

1.58% (2)	04/15/70	3,009,989	2,630,872

Navient Student Loan Trust (14-3-A)

5.64% (1 mo. USD LIBOR + 0.620%)(3)	03/25/83	2,411,825	2,321,641

Navient Student Loan Trust (14-4-A)

5.64% (1 mo. USD LIBOR + 0.620%)(3)	03/25/83	1,204,978	1,177,305

Nelnet Student Loan Trust (14-4A-A2)

5.97% (1 mo. USD LIBOR + 0.950%)(2),(3)	11/25/48	2,943,094	2,878,700

New Economy Assets Phase 1 Sponsor LLC (21-1-B1)

2.41% (2)	10/20/61	3,904,000	3,301,368

OCP CLO 2020-19, Ltd. (20-19A-AR)

6.40% (3 mo. USD LIBOR + 1.150%)(2)	10/20/34	3,600,000	3,517,020

Octagon Investment Partners XIV, Ltd. (12-1A-AARR)

6.21% (3 mo. USD LIBOR + 0.950%)(2),(3)	07/15/29	3,835,203	3,810,688

PHEAA Student Loan Trust (15-1A-A)

5.62% (1 mo. USD LIBOR + 0.600%)(2),(3)	10/25/41	819,759	791,912

Skyline Trust (20-1-A)

3.23% (4),(5)	07/03/38	4,368,885	3,964,763

SLM Student Loan Trust (03-7A-A5A)

6.07% (3 mo. USD LIBOR + 1.200%)(2),(3)	12/15/33	1,626,786	1,580,375

SLM Student Loan Trust (08-2-B)

6.46% (3 mo. USD LIBOR + 1.200%)(3)	01/25/83	710,000	654,045

SLM Student Loan Trust (08-3-B)

6.46% (3 mo. USD LIBOR + 1.200%)(3)	04/26/83	710,000	658,649

SLM Student Loan Trust (08-4-A4)

6.91% (3 mo. USD LIBOR + 1.650%)(3)	07/25/22	2,697,773	2,665,621

SLM Student Loan Trust (08-4-B)

7.11% (3 mo. USD LIBOR + 1.850%)(3)	04/25/73	710,000	675,574

SLM Student Loan Trust (08-5-B)

7.11% (3 mo. USD LIBOR + 1.850%)	07/25/73	710,000	664,898

SLM Student Loan Trust (08-6-A4)

6.36% (3 mo. USD LIBOR + 1.100%) (3)	07/25/23	2,387,463	2,330,857

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

SLM Student Loan Trust (08-6-B)

7.11% (3 mo. USD LIBOR + 1.850%) (3)	07/26/83	$710,000	$661,068

SLM Student Loan Trust (08-7-B)

7.11% (3 mo. USD LIBOR + 1.850%) (3)	07/26/83	710,000	660,146

SLM Student Loan Trust (11-2-A2)

6.22% (1 mo. USD LIBOR + 1.200%) (3)	10/25/34	1,348,909	1,348,963

SLM Student Loan Trust (12-7-A3)

5.67% (1 mo. USD LIBOR + 0.650%) (3)	05/26/26	1,380,338	1,318,905

Small Business Administration (22-25G-1)

3.93%	07/01/47	6,136,994	5,953,986

Store Master Funding LLC (21-1A-A1)

2.12% (2)	06/20/51	1,833,042	1,572,486

United States Small Business Administration (22-25H-1)

3.80%	08/01/47	3,421,145	3,258,855

United States Small Business Administration (22-25J-1)

5.04%	10/01/47	3,455,146	3,582,833

Total Asset-backed Securities

(Cost: $91,878,486)			89,284,794

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.6%

Fannie Mae, Pool #AN0245

3.42%	11/01/35	1,805,158	1,722,776

Fannie Mae, Pool #BL6060

2.46%	04/01/40	1,840,000	1,341,435

Freddie Mac Multifamily Structured Pass-Through Certificates (K155-A3)

3.75%	04/25/33	4,045,000	3,902,691

Total Commercial Mortgage-Backed Securities — Agency

(Cost: $7,800,745)			6,966,902

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 3.1%

Arbor Realty Commercial Real Estate Note, Ltd. (21-FL3-A)

6.02% (1 mo. USD LIBOR + 1.070%) (2),(3)	08/15/34	3,882,000	3,769,824

BAMLL Commercial Mortgage Securities Trust (18-PARK-A)

4.23% (2),(6)	08/10/38	1,930,000	1,741,433

BANK 2022-BNK42 (22-BNK42-A5)

4.49% (6)	06/15/55	3,593,000	3,491,718

BPR Trust (22-OANA-A)

6.79% (SOFR + 1.898%) (2),(3)	04/15/37	3,678,000	3,589,116

BX Commercial Mortgage Trust (20-VIV4-A)

2.84% (2)	03/09/44	2,415,000	2,043,730

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

April 30, 2023

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

BX Trust (19-OC11-A)

3.20% (2)	12/09/41	$1,485,000	$1,299,490

BXHPP Trust (21-FILM-A)

5.60% (1 mo. USD LIBOR + 0.650%) (2),(3)	08/15/36	3,000,000	2,813,886

CALI Mortgage Trust (19-101C-A)

3.96% (2)	03/10/39	1,285,000	1,137,129

CD 2017-CD3 Mortgage Trust (17-CD3-AS)

3.83%	02/10/50	4,645,000	4,082,918

COMM 2015-CCRE27 Mortgage Trust (15-CR27-A3)

3.35%	10/10/48	3,680,044	3,517,867

CSAIL Commercial Mortgage Trust (20-C19-A3)

2.56%	03/15/53	3,004,000	2,573,355

Hudson Yards Mortgage Trust (19-30HY-A)

3.23% (2)	07/10/39	2,185,000	1,916,363

Hudson Yards Mortgage Trust (19-55HY-A)

3.04% (2),(6)	12/10/41	1,180,000	1,011,575

JPMorgan Chase Commercial Mortgage Securities Trust (19-OSB-A)

3.40% (2)	06/05/39	1,160,000	1,035,204

Manhattan West Mortgage Trust (20-1MW-A)

2.13% (2)	09/10/39	1,720,000	1,483,517

MKT Mortgage Trust (20-525M-A)

2.69% (2)	02/12/40	850,000	667,033

One Bryant Park Trust (19-OBP-A)

2.52% (2)	09/15/54	1,495,000	1,249,269

SFAVE Commercial Mortgage Securities Trust (15-5AVE-A1)

3.87% (2),(6)	01/05/43	1,710,000	1,235,671

SFAVE Commercial Mortgage Securities Trust (15-5AVE-A2B)

4.14% (2),(6)	01/05/43	70,000	49,758

Total Commercial Mortgage-Backed Securities — Non-Agency

(Cost: $42,463,126)			38,708,856

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 35.9%

Fannie Mae, Pool #BN7755

3.00%	09/01/49	2,817,943	2,570,124

Fannie Mae, Pool #FM2318

3.50%	09/01/49	275,383	259,278

Fannie Mae, Pool #MA4152

2.00%	10/01/40	5,226,730	4,495,794

Fannie Mae, Pool #MA4387

2.00%	07/01/41	2,867,944	2,479,391

Fannie Mae (19-79-FA)

5.52% (1 mo. USD LIBOR + 0.500%) (3)	01/25/50	1,527,900	1,495,773

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Fannie Mae (01-14-SH) (I/F)

10.25% (-1 mo. USD LIBOR + 27.825%) (3)	03/25/30	$47,639	$56,702

Fannie Mae (01-34-FV)

5.52% (1 mo. USD LIBOR + 0.500%) (3)	08/25/31	64,788	64,679

Fannie Mae (04-W10-A6) (PAC)

5.75%	08/25/34	676,878	690,339

Fannie Mae (07-89-GF)

5.54% (1 mo. USD LIBOR + 0.520%)(3)	09/25/37	287,021	286,737

Fannie Mae (08-30-SA) (I/O) (I/F)

1.83% (-1 mo. USD LIBOR + 6.850%) (3)	04/25/38	47,156	5,682

Fannie Mae (08-62-SN) (I/O) (I/F)

1.18% (-1 mo. USD LIBOR + 6.200%) (3)	07/25/38	46,239	3,249

Fannie Mae (09-64-TB)

4.00%	08/25/29	528,077	522,706

Fannie Mae (09-68-SA) (I/O) (I/F) 1.73% (-1 mo. USD

LIBOR + 6.750%)(3)	09/25/39	37,112	4,776

Fannie Mae (10-26-AS) (I/O) (I/F) 1.31% (-1 mo. USD

LIBOR + 6.330%)(3)	03/25/40	545,079	36,457

Fannie Mae (11-111-DB)

4.00%	11/25/41	1,152,908	1,124,161

Fannie Mae (18-38-LA)

3.00%	06/25/48	878,047	798,340

Fannie Mae (18-43-CT)

3.00%	06/25/48	654,829	592,762

Fannie Mae, Pool #596686

6.50%	11/01/31	8,523	8,718

Fannie Mae, Pool #727575

5.00%	06/01/33	11,913	11,904

Fannie Mae, Pool #748751

5.50%	10/01/33	33,569	33,320

Fannie Mae, Pool #AB2127

3.50%	01/01/26	160,812	157,806

Fannie Mae, Pool #AL0209

4.50%	05/01/41	305,116	306,335

Fannie Mae, Pool #AL0851
6.00%	10/01/40	274,150	291,115

Fannie Mae, Pool #AS9830

4.00%	06/01/47	517,610	503,832

Fannie Mae, Pool #BQ6913

2.00%	12/01/51	8,882,202	7,390,156

Fannie Mae, Pool #BQ7006

2.00%	01/01/52	7,221,233	6,008,199

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Fannie Mae, Pool #BV8464

3.00%	04/01/52	$4,072,256	$3,659,141

Fannie Mae, Pool #CA1710

4.50%	05/01/48	1,314,728	1,305,310

Fannie Mae, Pool #CA1711

4.50%	05/01/48	936,018	929,313

Fannie Mae, Pool #CA2208

4.50%	08/01/48	753,044	747,650

Fannie Mae, Pool #CA2327

4.00%	09/01/48	455,859	446,215

Fannie Mae, Pool #CB2313

2.50%	12/01/51	7,787,595	6,750,684

Fannie Mae, Pool #CB3289

2.00%	04/01/52	9,876,705	8,245,379

Fannie Mae, Pool #FM2870

3.00%	03/01/50	1,836,632	1,673,965

Fannie Mae, Pool #FS1598

2.00%	04/01/52	8,088,377	6,723,423

Fannie Mae, Pool #MA1146

4.00%	08/01/42	604,760	591,328

Fannie Mae, Pool #MA1561

3.00%	09/01/33	1,218,338	1,164,846

Fannie Mae, Pool #MA1584

3.50%	09/01/33	1,796,220	1,746,898

Fannie Mae, Pool #MA3182

3.50%	11/01/47	311,454	293,474

Fannie Mae, Pool #MA4093

2.00%	08/01/40	4,188,837	3,604,162

Fannie Mae, Pool #MA4465

2.00%	11/01/51	2,203,814	1,835,029

Fannie Mae, Pool #MA4512

2.50%	01/01/52	8,139,088	7,055,774

Fannie Mae, Pool #MA4548

2.50%	02/01/52	7,479,045	6,472,090

Fannie Mae, Pool #MA4579

3.00%	04/01/52	7,380,317	6,634,089

Freddie Mac, Pool #SD0231

3.00%	01/01/50	4,243,051	3,867,252

Freddie Mac, Pool #ZM1779

3.00%	09/01/46	1,141,708	1,046,922

Freddie Mac (2439-KZ)

6.50%	04/15/32	56,994	59,515

Freddie Mac (2575-FD) (PAC)

5.40% (1 mo. USD LIBOR + 0.450%)(3)	02/15/33	153,977	153,581

Freddie Mac (2662-MT) (TAC)

4.50%	08/15/33	50,415	50,186

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Freddie Mac (3315-S) (I/O) (I/F)

1.46% (-1 mo. USD LIBOR + 6.410%)(3)	05/15/37	$7,553	$665

Freddie Mac (3339-JS) (I/F)

10.67% (-1 mo. USD LIBOR + 42.835%)(3)	07/15/37	198,857	290,641

Freddie Mac (3351-ZC)

5.50%	07/15/37	148,070	149,985

Freddie Mac (3380-SM) (I/O) (I/F)

1.46% (-1 mo. USD LIBOR + 6.410%)(3)	10/15/37	239,410	26,391

Freddie Mac (3382-FL)

5.65% (1 mo. USD LIBOR + 0.700%)(3)	11/15/37	58,602	58,688

Freddie Mac (3439-SC) (I/O) (I/F)

0.95% (-1 mo. USD LIBOR + 5.900%)	04/15/38	920,593	62,136

Freddie Mac (3578-DI) (I/O) (I/F)

1.70% (-1 mo. USD LIBOR + 6.650%)(3)	04/15/36	336,267	24,767

Freddie Mac (4818-CA)

3.00%	04/15/48	455,530	412,907

Freddie Mac, Pool #A97179

4.50%	03/01/41	1,034,685	1,040,130

Freddie Mac, Pool #G06360

4.00%	03/01/41	1,170,978	1,161,842

Freddie Mac, Pool #G06498

4.00%	04/01/41	814,137	801,293

Freddie Mac, Pool #G06499

4.00%	03/01/41	536,993	527,619

Freddie Mac, Pool #G07849

3.50%	05/01/44	668,647	636,534

Freddie Mac, Pool #G07924

3.50%	01/01/45	994,989	948,136

Freddie Mac, Pool #G08710

3.00%	06/01/46	1,204,994	1,105,543

Freddie Mac, Pool #G08711

3.50%	06/01/46	1,950,937	1,841,461

Freddie Mac, Pool #G08715

3.00%	08/01/46	2,327,773	2,135,656

Freddie Mac, Pool #G08716

3.50%	08/01/46	1,322,002	1,247,818

Freddie Mac, Pool #G08721

3.00%	09/01/46	1,877,521	1,723,531

Freddie Mac, Pool #G08722

3.50%	09/01/46	533,726	503,776

Freddie Mac, Pool #G08726

3.00%	10/01/46	1,793,472	1,646,375

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

April 30, 2023

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Freddie Mac, Pool #G08732

3.00%	11/01/46	$1,805,045	$1,656,999

Freddie Mac, Pool #G08792

3.50%	12/01/47	1,443,092	1,361,151

Freddie Mac, Pool #G08816

3.50%	06/01/48	269,612	254,227

Freddie Mac, Pool #G08826

5.00%	06/01/48	235,141	237,468

Freddie Mac, Pool #G08843

4.50%	10/01/48	971,338	964,189

Freddie Mac, Pool #G16584

3.50%	08/01/33	1,089,640	1,062,580

Freddie Mac, Pool #G18592

3.00%	03/01/31	592,200	571,817

Freddie Mac, Pool #G18670

3.00%	12/01/32	399,615	384,711

Freddie Mac, Pool #G18713

3.50%	11/01/33	738,264	719,700

Freddie Mac, Pool #G60038

3.50%	01/01/44	946,200	900,565

Freddie Mac, Pool #G60344

4.00%	12/01/45	483,836	472,895

Freddie Mac, Pool #G67700

3.50%	08/01/46	782,449	741,973

Freddie Mac, Pool #G67706

3.50%	12/01/47	3,000,351	2,845,131

Freddie Mac, Pool #G67707

3.50%	01/01/48	6,201,414	5,904,098

Freddie Mac, Pool #G67711

4.00%	03/01/48	1,540,812	1,505,488

Freddie Mac, Pool #G67718

4.00%	01/01/49	1,429,533	1,391,926

Freddie Mac, Pool #Q05261

3.50%	12/01/41	1,034,569	988,768

Freddie Mac, Pool #Q20178

3.50%	07/01/43	2,018,438	1,941,889

Freddie Mac, Pool #QE0312

2.00%	04/01/52	5,379,955	4,471,988

Freddie Mac, Pool #SD7513

3.50%	04/01/50	540,070	512,760

Freddie Mac, Pool #SD8178

2.50%	11/01/51	5,480,323	4,747,273

Freddie Mac, Pool #SD8193

2.00%	02/01/52	8,049,102	6,691,535

Freddie Mac, Pool #SD8194

2.50%	02/01/52	7,443,148	6,441,021

Freddie Mac, Pool #SD8205

2.50%	04/01/52	2,176,294	1,883,054

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Freddie Mac, Pool #SD8212

2.50%	05/01/52	$7,753,981	$6,709,188

Freddie Mac, Pool #ZT1703

4.00%	01/01/49	973,299	950,871

Ginnie Mae (08-27-SI) (I/O) (I/F)

1.52% (-1 mo. USD LIBOR + 6.470%)(3)	03/20/38	150,820	18,816

Ginnie Mae (08-81-S) (I/O) (I/F)

1.25% (-1 mo. USD LIBOR + 6.200%)(3)	09/20/38	579,000	68,157

Ginnie Mae (10-1-S) (I/O) (I/F)

0.80% (-1 mo. USD LIBOR + 5.750%)(3)	01/20/40	854,064	76,930

Ginnie Mae (18-124-NW)

3.50%	09/20/48	785,445	743,166

Ginnie Mae, Pool #608259

4.50%	08/15/33	16,090	16,192

Ginnie Mae, Pool #782114

5.00%	09/15/36	58,592	60,937

Ginnie Mae, Pool #MA4127

3.50%	12/20/46	1,209,824	1,154,829

Ginnie Mae II, Pool #MA6030

3.50%	07/20/49	80,714	74,699

Ginnie Mae II, Pool #MA3521

3.50%	03/20/46	890,967	851,580

Ginnie Mae II, Pool #MA3597

3.50%	04/20/46	858,343	820,130

Ginnie Mae II, Pool #MA3662

3.00%	05/20/46	385,420	357,778

Ginnie Mae II, Pool #MA3663

3.50%	05/20/46	847,334	809,612

Ginnie Mae II, Pool #MA4126

3.00%	12/20/46	2,296,657	2,129,075

Ginnie Mae II, Pool #MA4196

3.50%	01/20/47	706,730	674,604

Ginnie Mae II, Pool #MA4454

5.00%	05/20/47	294,215	300,052

Ginnie Mae II, Pool #MA4510

3.50%	06/20/47	342,960	326,707

Ginnie Mae II, Pool #MA4589

5.00%	07/20/47	678,138	691,382

Ginnie Mae II, Pool #MA4722

5.00%	09/20/47	230,103	234,453

Ginnie Mae II, Pool #MA4777

3.00%	10/20/47	276,063	255,951

Ginnie Mae II, Pool #MA4836

3.00%	11/20/47	1,072,406	993,150

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Ginnie Mae II, Pool #MA4837

3.50%	11/20/47	$2,222,624	$2,118,812

Ginnie Mae II, Pool #MA4838

4.00%	11/20/47	640,992	625,562

Ginnie Mae II, Pool #MA4901

4.00%	12/20/47	1,083,248	1,057,171

Ginnie Mae II, Pool #MA5078

4.00%	03/20/48	777,254	758,298

Ginnie Mae II, Pool #MA5399

4.50%	08/20/48	1,550,443	1,542,652

Ginnie Mae II, Pool #MA5466

4.00%	09/20/48	53,124	51,729

Ginnie Mae II, Pool #MA5467

4.50%	09/20/48	93,833	93,360

Ginnie Mae II, Pool #MA6209

3.00%	10/20/49	583,481	520,302

Ginnie Mae II TBA, 30 Year

2.50% (7)	01/01/52	18,600,000	16,468,429

4.50% (7)	08/01/52	6,250,000	6,128,966

5.00% (7)	10/01/52	2,975,000	2,962,181

Uniform Mortgage-Backed Securities TBA, 30-Year

2.00% (7)	12/01/53	51,325,000	42,674,879

2.50% (7)	01/01/52	37,700,000	32,629,048

3.00% (7)	03/01/52	25,450,000	22,880,153

3.50% (7)	04/01/52	13,875,000	12,899,110

4.00% (7)	06/01/52	24,100,000	23,045,625

4.50% (7)	07/01/52	35,825,000	35,023,135

5.00% (7)	09/01/52	34,675,000	34,478,575

5.50% (7)	10/01/52	26,100,000	26,321,157

Total Residential Mortgage-Backed Securities — Agency

(Cost: $451,718,153)			440,851,064

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY—5.4%

Ajax Mortgage Loan Trust (19-F-A1)

2.86% (2)	07/25/59	2,027,215	1,935,564

Bayview MSR Opportunity Master Fund Trust (21-5-A5)

2.50% (2),(6)	11/25/51	4,135,594	3,654,455

CIM Trust (21-J1-A1)

2.50% (2),(6)	03/25/51	9,684,399	7,901,108

Citigroup Mortgage Loan Trust (06-AMC1-A1)

5.31% (1 mo. USD LIBOR + 0.290%)(2),(3)	09/25/36	6,846,178	6,548,873

Citigroup Mortgage Loan Trust, Inc. (05-5-2A2)

5.75% (5)	08/25/35	193,059	136,684

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA)

5.75%	04/22/33	$3,349	$3,173

CSMC 2022-ATH2 (22-ATH2-A1)

4.55% (2),(6)	05/25/67	3,605,808	3,536,045

CSMC Trust (18-RPL9-A)

3.85% (2),(6)	09/25/57	2,324,379	2,226,363

Fremont Home Loan Trust (05-E-2A4)

5.68% (1 mo. USD LIBOR + 0.660%)(3)	01/25/36	5,097,909	4,736,716

GS Mortgage-Backed Securities Trust (18-RPL1-A1A)

3.75% (2)	10/25/57	1,993,716	1,906,500

GSAA Home Equity Trust (05-11-2A2) 5.66% (1 mo. USD

LIBOR + 0.640%)(3)	10/25/35	808,971	781,189

IndyMac Index Mortgage Loan Trust (05-AR6-2A1) 5.50% (1 mo. USD

LIBOR + 0.480%)(3)	04/25/35	458,843	374,845

JPMorgan Mortgage Trust (21-14-A3)

2.50% (2),(6)	05/25/52	5,034,436	4,119,978

JPMorgan Mortgage Trust (22-1-A3)

2.50% (2),(6)	07/25/52	8,718,368	7,134,758

Morgan Stanley Capital, Inc. (04-WMC2-M1) 5.94% (1 mo. USD

LIBOR + 0.915%)(3)	07/25/34	595,802	560,888

Morgan Stanley Mortgage Loan Trust (04-3-4A)

5.65% (6)	04/25/34	79,030	78,096

Option One Mortgage Loan Trust (05-2-M1) 5.68% (1 mo. USD

LIBOR + 0.660%)(3)	05/25/35	179,380	178,395

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates (05-WCW2-M3)

5.85% (1 mo. USD LIBOR + 0.825%)(3)	07/25/35	10,000,000	9,203,508

Starwood Mortgage Residential Trust (21-3-A1)

1.13% (2),(6)	06/25/56	2,417,456	1,987,911

Structured Asset Investment Loan Trust (04-6-A3)

5.82% (1 mo. USD LIBOR + 0.800%)(3)	07/25/34	1,821,997	1,767,166

Structured Asset Securities Corp. (03-34A-5A4)

5.25% (6)	11/25/33	167,170	158,736

WaMu Mortgage Pass-Through Certificates (05-AR15-A1A1)

5.54% (1 mo. USD LIBOR + 0.520%)(3)	11/25/45	4,171,184	3,712,505

WaMu Mortgage Pass-Through Certificates (05-AR3-A2)

4.07% (6)	03/25/35	486,957	468,663

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

April 30, 2023

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Wells Fargo Alternative Loan Trust (07-PA3-2A1)

6.00% (5)	07/25/37	$42,916	$37,353

Wells Fargo Home Equity Asset-Backed Securities Trust (05-3-M6)

6.03% (1 mo. USD LIBOR + 1.005%)(3)	11/25/35	487,006	486,285

Wells Fargo Home Equity Trust (04-2-A33)

6.02% (1 mo. USD LIBOR + 1.000%)(3)	10/25/34	2,486,195	2,422,471

Total Residential Mortgage-Backed Securities — Non-Agency

(Cost: $70,914,021)			66,058,228

U.S. TREASURY SECURITIES — 25.2%

U.S. Treasury Bond

2.00%	11/15/41	56,727,000	42,973,851

3.63%	02/15/53	28,296,000	28,057,253

3.88%	02/15/43	17,505,000	17,693,726

U.S. Treasury Inflation Indexed Bond (TIPS)

1.13%	01/15/33	9,112,074	9,031,722

1.25%	04/15/28	7,932,993	7,926,795

U.S. Treasury Note

2.38%	02/15/42	25,805,000	20,833,505

3.50%	04/30/28	24,465,000	24,474,260

3.50%	02/15/33	960,000	965,775

3.63%	03/31/28	47,551,000	47,809,187

3.75%	04/15/26	38,695,000	38,710,116

3.88%	03/31/25	38,735,000	38,580,665

3.88%	04/30/25	31,225,000	31,131,263

4.00%	02/29/28	870,000	889,235

Total U.S. Treasury Securities

(Cost: $314,806,857)			309,077,353

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.2%

Federal Home Loan Banks

5.30% (8)	05/22/24	13,370,000	13,365,855

5.37% (8)	05/21/24	13,200,000	13,200,076

Total U.S. Government Agency Obligations

(Cost: $26,570,000)			26,565,931

Total Fixed Income Securities

(Cost: $1,381,394,757)			1,325,300,737

		Shares

MONEY MARKET INVESTMENTS — 6.1%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.76%, 0.01%(9)		$75,036,267	$75,036,267

Total Money Market Investments

(Cost: $75,036,267)			75,036,267

Issues	Maturity Date	Principal Amount	Value

SHORT TERM INVESTMENTS — 9.5%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.2%

Federal Home Loan Banks

3.12%	06/21/23	$50,000,000	$49,665,652

4.83%	07/24/23	15,000,000	14,832,511

Total U.S. Government Agency Obligations

(Cost: $64,485,258)			64,498,163

U.S. TREASURY SECURITIES — 4.3%

U.S. Treasury Bill

4.71% (8)	08/03/23	2,112,000	2,084,220

5.05% (8)	08/31/23	15,970,000	15,705,056

4.57% (8)	07/20/23	35,000,000	34,618,112

Total U.S. Treasury Securities

(Cost: $52,437,529)			52,407,388

Total Short Term Investments

(Cost: $116,922,787)			116,905,551

Total Investments (123.6%)

(Cost: $1,573,353,811)			1,517,242,555

Liabilities In Excess Of Other Assets (-23.6%)			(289,831,535)

Net Assets (100.0%)			$1,227,411,020

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
1,931	2-Year U.S. Treasury Note Futures	06/30/23	$396,083,663	$398,102,803	$2,019,140
308	5-Year U.S. Treasury Note Futures	06/30/23	33,114,491	33,800,594	686,103
3	U.S. Ultra Long Bond Futures	06/21/23	421,553	424,219	2,666

			$429,619,707	$432,327,616	$2,707,909

Short Futures
161	10-Year U.S. Treasury Note Futures	06/21/23	$(19,157,050)	$(19,553,953)	$(396,903)
11	30 Year Euro-Buxl Future	06/8/23	(1,685,297)	(1,694,088)	(8,791)
44	Euro-Bobl Futures	06/8/23	(5,658,700)	(5,730,511)	(71,811)
34	Euro-Bund Futures	06/8/23	(4,914,002)	(5,088,381)	(174,379)

			$(31,415,049)	$(32,066,933)	$(651,884)

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (10)
Citibank N.A.	EUR	1,378,000	07/14/23	$1,520,944	$1,527,469	$6,525
Goldman Sachs & Co.	GBP	29,000	07/14/23	36,134	36,503	369

				$1,557,078	$1,563,972	$6,894

SELL (11)
Citibank N.A.	EUR	875,063	05/02/23	$963,856	$966,070	$(2,214)
Citibank N.A.	EUR	14,867,000	07/14/23	16,333,562	16,479,596	(146,034)
Goldman Sachs & Co.	GBP	544,000	07/14/23	677,906	684,745	(6,839)

				$17,975,324	$18,130,411	$(155,087)

Centrally Cleared — Interest Rate Swap Agreements

Notional Amount	Expiration Date	Payment Made by Fund Frequency	Payment Made by Fund	Payment Received by Fund Frequency	Payment Received by Fund	Unrealized Appreciation (Depreciation)	Premium Paid	Value
$4,399,000 (12)	09/20/53	Annual	3.000%	Annual	12-Month SOFR	$(63,296)	$—	$(63,296)
4,410,000 (12)	09/20/53	Annual	3.000%	Annual	12-Month SOFR	(63,455)	—	(63,455)

						$(126,751)	$—	$(126,751)

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

April 30, 2023

Notes to the Schedule of Investments:

CLO	Collateralized Loan Obligation.
EETC	Enhanced Equipment Trust Certificate.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
TAC	Target Amortization Class.
TBA	To Be Announced.
EUR	Euro Currency.
GBP	British Pound Sterling.
(1)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2023, the value of these securities amounted to $10,985,419 or 0.9% of net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2023, the value of these securities amounted to $215,641,049 or 17.6% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2023.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(5)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(6)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(8)	Rate shown represents yield-to-maturity.
(9)	Rate disclosed is the 7-day net yield as of April 30, 2023.
(10)	Fund buys foreign currency, sells U.S. Dollar.
(11)	Fund sells foreign currency, buys U.S. Dollar.
(12)	This instrument has a forward starting effective date. See Note 2, Significant Accounting Policies in the Notes to Financial Statements for further information.

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Investments by Sector (Unaudited)	April 30, 2023

Sector	Percentage of Net Assets
Residential Mortgage-Backed Securities — Agency	35.9%
Corporate Bonds	27.7
U.S. Treasury Securities	29.5
Asset-Backed Securities	7.3
Money Market Investments	6.1
Residential Mortgage-Backed Securities — Non-Agency	5.4
U.S. Government Agency Obligations	7.4
Commercial Mortgage-Backed Securities — Non-Agency	3.1
Municipal Bonds	0.6
Commercial Mortgage-Backed Securities — Agency	0.6
Other*	(23.6)*

Total	100.0%

*	Includes futures, swap agreements, pending trades, interest receivable, fund share transactions and accrued expenses payable.

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Fair Valuation Summary (Unaudited)	April 30, 2023

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$339,836,455	$—	$339,836,455
Municipal Bonds	—	7,951,154	—	7,951,154
Asset-Backed Securities	—	85,320,031	3,964,763	89,284,794
Commercial Mortgage-Backed Securities — Agency	—	6,966,902	—	6,966,902
Commercial Mortgage-Backed Securities — Non-Agency	—	38,708,856	—	38,708,856
Residential Mortgage-Backed Securities — Agency	—	440,851,064	—	440,851,064
Residential Mortgage-Backed Securities — Non-Agency	—	66,058,228	—	66,058,228
U.S. Treasury Securities	292,118,836	16,958,517	—	309,077,353
U.S. Government Agency Obligations	—	26,565,931	—	26,565,931

Total Fixed Income Securities	292,118,836	1,029,217,138	3,964,763	1,325,300,737

Money Market Investments	75,036,267	—	—	75,036,267
Short Term Investments	52,407,388	64,498,163	—	116,905,551

Total Investments	$419,562,491	$1,093,715,301	$3,964,763	$1,517,242,555

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	6,894	—	6,894
Futures Contracts
Interest Rate Risk	2,707,909	—	—	2,707,909

Total	$422,270,400	$1,093,722,195	$3,964,763	$1,519,957,358

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(651,884)	$—	$—	$(651,884)
Forward Currency Contracts
Foreign Currency Risk	—	(155,087)	—	(155,087)
Swap Agreements
Interest Rate Risk	—	(126,751)	—	(126,751)

Total	$(651,884)	$(281,838)	$—	$(933,722)

*	See Schedule of Investments for corresponding industries.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 76.7%

ASSET-BACKED SECURITIES — 19.9%

Aimco CLO, Ltd. (20-11A-AR)

6.39% (3 mo. USD LIBOR + 1.130%) (1), (2)	10/17/34	$5,000	$4,908

Americredit Automobile Receivables Trust (19-1-D)

3.62%	03/18/25	355,000	351,887

AmeriCredit Automobile Receivables Trust (20-1-C)

1.59%	10/20/25	350,000	342,042

Brazos Higher Education Authority, Inc. (11-1-A2)

5.76% (3 mo. USD LIBOR + 0.800%) (2)	02/25/30	159	159

Carvana Auto Receivables Trust (22-P3-A3)

4.61%	11/10/27	240,000	235,619

CF Hippolyta Issuer LLC (20-1-A1)

1.69% (1)	07/15/60	179,890	163,653

CF Hippolyta Issuer LLC (21-1A-A1)

1.53% (1)	03/15/61	273,310	240,723

Drive Auto Receivables Trust (21-1-D)

1.45%	01/16/29	427,000	403,628

Drive Auto Receivables Trust (21-2-C)

0.87%	10/15/27	300,000	290,873

Dryden 30 Senior Loan Fund (13-30A-AR)

5.68% (3 mo. USD LIBOR + 0.820%) (1), (2)	11/15/28	60,161	59,694

Educational Services of America, Inc. (12-2-A)

5.75% (1 mo. USD LIBOR + 0.730%) (1), (2)	04/25/39	1,731	1,711

Exeter Automobile Receivables Trust (21-1A-D)

1.08%	11/16/26	340,000	322,800

Exeter Automobile Receivables Trust (21-4A-C)

1.46%	10/15/27	515,000	491,859

Flagship Credit Auto Trust (19-4-D)

3.12% (1)	01/15/26	430,000	417,033

Global SC Finance II SRL (14-1A-A2)

3.09% (1)	07/17/29	10,988	10,625

LCM XXI LP (21A-AR)

6.13% (3 mo. USD LIBOR + 0.880%) (1), (2)	04/20/28	47,312	47,197

Navient Private Education Refi Loan Trust (20-BA-A2)

2.12% (1)	01/15/69	17,542	16,147

Navient Private Education Refi Loan Trust (21-BA-A)

0.94% (1)	07/15/69	212,714	189,260

Navient Private Education Refi Loan Trust (21-CA-A)

1.06% (1)	10/15/69	103,588	90,662

Nelnet Student Loan Trust (12-5A-A)

5.62% (1 mo. USD LIBOR + 0.600%) (1), (2)	10/27/36	1,719	1,662

NYACK Park CLO, Ltd. (21-1A-X)

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

5.90% (3 mo. USD LIBOR + 0.650%) (1), (2)	10/20/34	$1,875	$1,842

Oak Street Investment Grade Net Lease Fund (20-1A-A1)

1.85% (1)	11/20/50	124,521	111,620

Palmer Square Loan Funding, Ltd. (20-1A-A1)

5.72% (3 mo. USD LIBOR + 0.800%) (1), (2)	02/20/28	54,637	54,432

Palmer Square Loan Funding, Ltd. (21-2A-A1)

5.72% (3 mo. USD LIBOR + 0.800%) (1), (2)	05/20/29	88,897	88,164

PFS Financing Corp. (22-B-A)

5.35% (SOFR30A + 0.600%) (1), (2)	02/15/26	145,000	145,004

Progress Residential Trust (19-SFR3-A)

2.27% (1)	09/17/36	9,901	9,446

Progress Residential Trust (21-SFR1-C)

1.56% (1)	04/17/38	252,000	222,583

ReadyCap Commercial Mortgage Trust (18-4-A)

3.39% (1)	02/27/51	75,925	73,390

ReadyCap Commercial Mortgage Trust (19-6-A)

2.83% (1)	10/25/52	107,840	101,002

Santander Drive Auto Receivables Trust (21-1-D)

1.13%	11/16/26	330,000	314,838

SLC Student Loan Trust (08-1-A4A)

6.47% (3 mo. USD LIBOR + 1.600%) (2)	12/15/32	92,298	92,761

SLM Student Loan Trust (05-7-A4)

5.41% (3 mo. USD LIBOR + 0.150%) (2)	10/25/29	3,037	3,020

SLM Student Loan Trust (08-3-A3)

6.26% (3 mo. USD LIBOR + 1.000%) (2)	10/25/21	5,956	5,758

SLM Student Loan Trust (08-3-B)

6.46% (3 mo. USD LIBOR + 1.200%) (2)	04/26/83	10,000	9,277

SLM Student Loan Trust (13-4-A)

5.57% (1 mo. USD LIBOR + 0.550%) (2)	06/25/43	5,808	5,648

SLM Student Loan Trust (13-6-A3)

5.67% (1 mo. USD LIBOR + 0.650%) (2)	06/26/28	6,628	6,452

SoFi Professional Loan Program LLC (17-A-A1)

5.72% (1 mo. USD LIBOR + 0.700%) (1), (2)	03/26/40	4,333	4,325

SoFi Professional Loan Program LLC (17-F-A2FX)

2.84% (1)	01/25/41	119,178	116,134

Sofi Professional Loan Program LLC (19-A-A2FX)

3.69% (1)	06/15/48	125,714	121,386

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

April 30, 2023

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

SoFi Professional Loan Program Trust (21-B-AFX)

1.14% (1)	02/15/47	$180,829	$153,964

Stack Infrastructure Issuer LLC (19-2A-A2)

3.08% (1)	10/25/44	84,000	80,231

Stack Infrastructure Issuer LLC (20-1A-A2)

1.89% (1)	08/25/45	200,000	182,598

Tricon American Homes Trust (17-SFR2-B)

3.28% (1)	01/17/36	5,000	4,899

United States Small Business Administration (09-20G-1)

4.30%	07/01/29	40,967	40,682

United States Small Business Administration (10-20E-1)

4.11%	05/01/30	23,594	22,855

Total Asset-Backed Securities

(Cost: $5,740,782)			5,654,453

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 2.6%

Fannie Mae, Pool #AM1671

2.10%	12/01/27	20,403	19,094

Freddie Mac Multifamily Structured Pass-Through Certificates (KF57-A)

5.40% (1 mo. USD LIBOR + 0.540%) (2)	12/25/28	53,805	53,693

Freddie Mac Multifamily Structured Pass-Through Certificates (KF66-A)

5.38% (1 mo. USD LIBOR + 0.520%) (2)	07/25/29	43,313	43,212

Freddie Mac Multifamily Structured Pass-Through Certificates (K033-X1) (I/O)

0.41% (3)	07/25/23	9,873,808	2,045

Freddie Mac Multifamily Structured Pass-Through Certificates (K726-X1) (I/O)

1.04% (3)	04/25/24	9,217,871	52,699

Freddie Mac Multifamily Structured Pass-Through Certificates (KJ30-A1)

0.53%	01/25/25	8,864	8,815

Freddie Mac Multifamily Structured Pass-Through Certificates (KJ31-A1)

0.57%	05/25/26	8,434	8,081

Freddie Mac Multifamily Structured Pass-Through Certificates (KJ32-A1)

0.52%	06/25/25	15,447	14,720

Freddie Mac Multifamily Structured Pass-Through Certificates (KS07-X) (I/O)

0.75% (3)	09/25/25	478,203	6,532

Freddie Mac Multifamily Structured Pass-Through Certificates (Q004-A2H)

3.84% (3)	01/25/46	87,985	87,481

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Freddie Mac Multifamily Structured Pass-Through Certificates (Q004-AFL)

4.48% (12 mo. Monthly Treasury Average Index + 0.740%) (2)	05/25/44	$72,046	$71,361

Freddie Mac Multifamily Structured Pass-Through Certificates (Q008-A)

5.25% (1 mo. USD LIBOR + 0.390%) (2)	10/25/45	44,200	44,023

Freddie Mac Multifamily Structured Pass-Through Certificates (Q013-APT1)

1.68% (3)	05/25/50	69,301	66,118

Ginnie Mae, Pool #776870

4.90%	12/15/52	38,826	38,826

Ginnie Mae, Pool #767414

5.55%	02/15/26	9,424	9,404

Ginnie Mae, Pool #669551

5.75%	10/15/32	34,926	35,193

Ginnie Mae, Pool #625835

6.00%	11/15/34	24,926	25,223

Ginnie Mae, Pool #669522

6.00%	07/15/43	25,862	26,056

Ginnie Mae, Pool #749547

6.00%	04/15/53	52,583	52,360

Ginnie Mae (12-123-IO) (I/O)

0.63% (3)	12/16/51	86,440	1,351

Ginnie Mae (13-1-IO) (I/O)

0.58% (3)	02/16/54	40,433	458

Ginnie Mae (14-157-C)

3.15% (3)	10/16/54	75,150	73,178

Total Commercial Mortgage-Backed Securities — Agency

(Cost: $734,802)			739,923

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 6.3%

AREIT 2019-CRE3 Trust (19-CRE3-A)

6.02% (SOFR + 1.345%) (1), (2)	09/14/36	12,504	12,232

BANK (18-BN14-A2)

4.13%	09/15/60	1,807	1,767

BB-UBS Trust (12-SHOW-XA) (I/O)

0.73% (1), (3)	11/05/36	6,396,000	51,925

BBCMS Trust (18-BXH-A)

5.95% (1 mo. USD LIBOR + 1.000%) (1), (2)	10/15/37	2,599	2,532

Benchmark Mortgage Trust (18-B6-A2)

4.20%	10/10/51	6,402	6,296

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

BX Commercial Mortgage Trust (21-CIP-A)

5.87% (1 mo. USD LIBOR + 0.921%) (1), (2)	12/15/38	$110,000	$106,587

BX Trust (21-MFM1-A)

5.70% (SOFR + 0.814%) (1), (2)	01/15/34	18,085	17,619

BXHPP Trust (21-FILM-A)

5.60% (1 mo. USD LIBOR + 0.650%) (1), (2)	08/15/36	100,000	93,796

BXMT, Ltd. (20-FL3-A)

6.40% (SOFR30A + 1.514%) (1), (2)	11/15/37	100,000	94,313

Citigroup Commercial Mortgage Trust (14-GC21-XA) (I/O)

1.29% (3)	05/10/47	5,008,034	37,129

Citigroup Commercial Mortgage Trust (15-GC27-XA) (I/O)

1.45% (3)	02/10/48	1,836,176	30,390

Cold Storage Trust (20-ICE5-A)

5.85% (1 mo. USD LIBOR + 0.900%)(1), (2)	11/15/37	137,619	134,658

COMM Mortgage Trust (12-CR4-A3)

2.85%	10/15/45	134,940	128,158

COMM Mortgage Trust (12-CR4-XA) (I/O)

1.33% (3)	10/15/45	161,624	15

COMM Mortgage Trust (13-CR11-XA) (I/O)

1.03% (3)	08/10/50	439,429	233

COMM Mortgage Trust (14-CR14-A2)

3.15%	02/10/47	49,645	49,381

COMM Mortgage Trust (14-CR17-XA) (I/O)

1.11% (3)	05/10/47	5,202,715	30,134

COMM Mortgage Trust (15-LC23-A2)

3.22%	10/10/48	1,350	1,294

COMM Mortgage Trust (15-PC1-A4)

3.62%	07/10/50	63,680	61,423

FS Rialto (19-FL1-A)

5.93% (1 mo. USD LIBOR + 1.200%)(1), (2)	12/16/36	54,116	53,731

GS Mortgage Securities Trust (11-GC5-XA) (I/O)

0.09% (1), (3)	08/10/44	159,591	2

GS Mortgage Securities Trust (14-GC18-AAB)

3.65%	01/10/47	63,319	62,818

Houston Galleria Mall Trust (15-HGLR-A1A1)

3.09% (1)	03/05/37	250,000	232,401

JPMBB Commercial Mortgage Securities Trust (13-C17-XA) (I/O)

0.84% (3)	01/15/47	110,246	186

JPMBB Commercial Mortgage Securities Trust (14-C21-ASB)

3.43%	08/15/47	7,599	7,470

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

JPMorgan Chase Commercial Mortgage Securities Trust (13-LC11-XA) (I/O)

1.34% (3)	04/15/46	$1,511,728	$7,588

LB-UBS Commercial Mortgage Trust

(06-C6-XCL) (I/O) 0.43% (1), (3), (4)	09/15/39	289,760	45

MBRT (19-MBR-A)

6.15% (1 mo. USD LIBOR + 1.200%) (1), (2)	11/15/36	125,000	123,607

MF1, Ltd. (20-FL4-A)

6.70% (SOFR + 1.814) (1), (2)	11/15/35	81,560	81,609

Morgan Stanley Bank of America Merrill Lynch Trust (13-C10-A4)

4.19% (3)	07/15/46	43,283	43,148

Morgan Stanley Bank of America Merrill Lynch Trust (14-C15-XA) (I/O)

1.03% (3)	04/15/47	755,436	1,685

Morgan Stanley Capital I Trust (15-MS1-ASB)

3.46%	05/15/48	4,339	4,228

SREIT Trust (21-MFP2-A)

5.77% (1 mo. USD LIBOR + 0.822%) (1), (2)	11/15/36	100,000	96,785

Wells Fargo Commercial Mortgage Trust (17-SMP-A)

5.82% (1 mo. USD LIBOR + 0.875%) (1), (2)	12/15/34	100,000	94,900

Wells Fargo Commercial Mortgage Trust (20-C55-A1)

1.86%	02/15/53	83,280	80,591

WFRBS Commercial Mortgage Trust (13-C14-XA) (I/O)

0.74% (3)	06/15/46	615,949	1,411

WFRBS Commercial Mortgage Trust (14-C20-A4)

3.72%	05/15/47	4,459	4,397

WFRBS Commercial Mortgage Trust (14-C20-XA) (I/O)

1.05% (3)	05/15/47	942,918	5,696

WFRBS Commercial Mortgage Trust (14-C21-XA) (I/O)

1.15% (3)	08/15/47	3,532,950	30,912

Total Commercial Mortgage-Backed Securities — Non-Agency

(Cost: $1,868,112)			1,793,092

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 5.2%

Fannie Mae (02-41-F)

5.57% (1 mo. USD LIBOR + 0.550%) (2)	07/25/32	11,752	11,786

Fannie Mae (05-90-FC) (PAC)

5.27% (1 mo. USD LIBOR + 0.250%) (2)	10/25/35	200,262	199,465

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

April 30, 2023

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Fannie Mae (05-W3-2AF)

5.24% (1 mo. USD LIBOR + 0.220%) (2)	03/25/45	$5,317	$5,265

Fannie Mae (11-110-FE) (PAC)

5.42% (1 mo. USD LIBOR + 0.400%) (2)	04/25/41	9,485	9,453

Fannie Mae (11-84-F) (PAC)

5.37% (1 mo. USD LIBOR + 0.350%) (2)	01/25/40	414	414

Fannie Mae (18-94-KD) (PAC)

3.50%	12/25/48	46,157	43,929

Fannie Mae (13-130-BF)

5.27% (1 mo. USD LIBOR + 0.250%) (2)	07/25/43	96,498	96,047

Freddie Mac (3016-GF)

5.30% (1 mo. USD LIBOR + 0.350%) (2)	08/15/25	28,148	28,125

Freddie Mac (3153-FJ)

5.06% (1 mo. USD LIBOR + 0.380%) (2)	05/15/36	239,001	237,817

Freddie Mac (3954-PF) (PAC)

5.45% (1 mo. USD LIBOR + 0.500%) (2)	07/15/41	231,650	230,719

Freddie Mac (2631-DF)

5.35% (1mo. USD LIBOR + 0.400) (2)	06/15/33	201,415	201,269

Freddie Mac (3055-MF)

5.35% (1 mo. USD LIBOR + 0.400%) (2)	10/15/35	285,117	283,405

Freddie Mac (3320-FC)

5.12% (1 mo. USD LIBOR + 0.170%) (2)	05/15/37	66,634	66,534

Ginnie Mae (02-72-FB) (PAC)

5.35% (1 mo. USD LIBOR + 0.400%) (2)	10/20/32	13,876	13,865

Ginnie Mae (02-72-FC) (PAC)

5.35% (1 mo. USD LIBOR + 0.400%) (2)	10/20/32	13,538	13,526

Ginnie Mae II, Pool #MA6081

3.50%	08/20/49	50,984	47,185

Total Residential Mortgage-backed Securities — Agency

(Cost: $1,491,814)			1,488,804

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 10.5%

Alternative Loan Trust (05-56-4A1)

5.64% (1 mo. USD LIBOR + 0.620%) (2)	11/25/35	21,729	19,294

American Home Mortgage Investment Trust (04-3-4A)

3.79% (6 mo. USD LIBOR + 1.500%) (2)	10/25/34	43,783	43,259

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Angel Oak Mortgage Trust (22-2-A1)

3.35% (1), (3)	01/25/67	$172,811	$161,551

Asset Backed Securities Corp. Home Equity Loan Trust (05-HE6-M4)

5.98% (1 mo. USD LIBOR + 0.960%) (2)	07/25/35	4,579	4,562

Bear Stearns Asset Backed Securities (04-AC1-A2)

5.52% (1 mo. USD LIBOR + 0.500%) (2)	03/25/34	42,673	42,409

Bear Stearns Asset-Backed Securities Trust (06-HE9-3A)

5.30% (1 mo. USD LIBOR + 0.280%) (2)	11/25/36	103,709	100,470

BNC Mortgage Loan Trust (06-2-A4)

5.34% (1 mo. USD LIBOR + 0.320%) (2)	11/25/36	36,770	35,558

Centex Home Equity Loan Trust (05-A-M1)

5.74% (1 mo. USD LIBOR + 0.720%) (2)	01/25/35	39,082	38,635

Centex Home Equity Loan Trust (05-B-M3)

5.71% (1 mo. USD LIBOR + 0.690%) (2)	03/25/35	54,563	51,967

Centex Home Equity Loan Trust (05-D-M5)

5.98% (1 mo. USD LIBOR + 0.960%) (2)	10/25/35	300,000	288,610

CHL Mortgage Pass-Through Trust (04-25-1A1)

5.68% (1 mo. USD LIBOR + 0.660%) (2)	02/25/35	83,007	77,548

Citigroup Mortgage Loan Trust (04-OPT1-M3)

5.97% (1 mo. USD LIBOR + 0.945%) (2)	10/25/34	70,008	66,183

Citigroup Mortgage Loan Trust, Inc. (06-WFH3-M2)

5.47% (1 mo. USD LIBOR + 0.450%) (2)	10/25/36	19,721	19,600

COLT Mortgage Loan Trust (21-2-A1)

0.92% (1), (3)	08/25/66	534,438	432,599

CWABS Asset-Backed Certificates Trust (04-7-MV4)

4.23% (1 mo. USD LIBOR + 1.650%) (2)	12/25/34	67,303	66,067

DSLA Mortgage Loan Trust (05-AR1-2A1A)

5.45% (1 mo. USD LIBOR + 0.500%) (2)	02/19/45	70,376	67,937

Encore Credit Receivables Trust (05-3-M4)

5.92% (1 mo. USD LIBOR + 0.900%) (2)	10/25/35	17,142	16,564

First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C)

6.02% (1 mo. USD LIBOR + 1.000%) (2)	08/25/34	4,256	3,964

Impac CMB Trust (04-6-1A1)

5.82% (1 mo. USD LIBOR + 0.800%) (2)	10/25/34	52,760	50,860

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Impac CMB Trust (05-5-A1)

5.66% (1 mo. USD LIBOR + 0.320%) (2)	08/25/35	$125,069	$111,593

JP Morgan Alternative Loan Trust (07-S1-A1)

5.58% (1 mo. USD LIBOR + 0.560%) (2)	04/25/47	64,896	60,847

JPMorgan Mortgage Trust (05-A5-TA1)

4.16% (3)	08/25/35	488	451

JPMorgan Mortgage Trust (05-A6-7A1)

4.01% (3)	08/25/35	5,956	4,976

MASTR Adjustable Rate Mortgages Trust (04-13-3A1)

3.87% (3)	11/21/34	11,092	10,429

MASTR Adjustable Rate Mortgages Trust (07-1-I2A1)

5.34% (1mo. USD LIBOR + 0.320%) (2)	01/25/47	86,874	84,921

MASTR Seasoned Securitization Trust (05-1-4A1)

4.32% (3)	10/25/32	9,084	8,502

Morgan Stanley ABS Capital I, Inc. (05-HE1-M1)

5.70% (1 mo. USD LIBOR + 0.675%) (2)	12/25/34	31,020	29,155

MortgageIT Trust (05-3-A1)

5.62% (1 mo. USD LIBOR + 0.600%) (2)	08/25/35	2,657	2,485

MortgageIT Trust (05-3-A2)

5.72% (1 mo. USD LIBOR + 0.700%) (2)	08/25/35	13,286	12,423

MortgageIT Trust (05-5-A1)

5.54% (1 mo. USD LIBOR + 0.520%) (2)	12/25/35	12,671	11,993

Nationstar Home Equity Loan Trust (07-A-M1)

5.29% (1 mo. USD LIBOR + 0.270%) (2)	03/25/37	415,000	395,912

Nationstar Home Equity Loan Trust (07-C-1AV1)

5.20% (1 mo. USD LIBOR + 0.175%) (2)	06/25/37	40,112	39,013

Nomura Home Equity Loan, Inc. Home Equity Loan Trust (06-HE1-M1)

5.64% (1 mo. USD LIBOR + 0.615%) (2)	02/25/36	17,034	16,955

Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D)

5.56% (1 mo. USD LIBOR + 0.540%)	03/25/37	130,677	124,096

Park Place Securities, Inc. (05-WHQ2-M3)

5.74% (1 mo. USD LIBOR + 0.720%) (2)	05/25/35	44,458	43,161

Park Place Securities, Inc. (05-WHQ3-M4)

5.97% (1 mo. USD LIBOR + 0.945%) (2)	06/25/35	38,705	38,344

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

RASC Trust (05-AHL2-M1)

5.65% (1 mo. USD LIBOR + 0.630%) (2)	10/25/35	$11,415	$11,360

Securitized Asset Backed Receivables LLC Trust (06-CB5-A3)

5.30% (1 mo. USD LIBOR + 0.280%) (2)	06/25/36	68,578	43,344

Structured Adjustable Rate Mortgage Loan Trust (05-17-3A1)

4.14% (3)	08/25/35	10,674	9,196

Structured Asset Investment Loan Trust (05-HE2-M2)

5.77% (1 mo. USD LIBOR + 0.750%) (2)	07/25/35	116,331	109,369

Structured Asset Securities Corp. (07-BC1-A4)

5.15% (1 mo. USD LIBOR + 0.130%) (2)	02/25/37	25,332	25,221

WaMu Mortgage Pass-Through Certificates (05-AR13-A1A1)

5.60% (1 mo. USD LIBOR + 0.580%) (2)	10/25/45	43,996	41,069

WaMu Mortgage Pass-Through Certificates (05-AR2-2A1B)

5.76% (1 mo. USD LIBOR + 0.740%) (2)	01/25/45	88,842	85,483

WaMu Mortgage Pass-Through Certificates (06-AR1-2A1A)

4.53% (12 mo. Monthly Treasury Average Index + 1.070%) (2)	01/25/46	49,394	45,386

Wells Fargo Home Equity Asset-Backed Securities Trust (07-2-A3)

5.48% (1 mo. USD LIBOR + 0.460%) (2)	04/25/37	39,562	38,312

Total Residential Mortgage-Backed Securities — Non-Agency

(Cost: $3,069,785)			2,991,633

CORPORATE BONDS — 32.1%

Aerospace & Defense — 0.4%

BAE Systems Holdings, Inc.

3.85% (1)	12/15/25	85,000	82,794

Boeing Co. (The) 1.43%	02/04/24	45,000	43,643

			126,437

Agriculture — 1.1%

BAT Capital Corp.

3.56%	08/15/27	220,000	206,001

Imperial Brands Finance PLC (United Kingdom)

3.13% (1)	07/26/24	120,000	116,134

			322,135

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

April 30, 2023

Issues	Maturity Date	Principal Amount	Value

Airlines — 0.0%

US Airways Group, Inc. Pass-Through Certificates (12-1-A) (EETC)

5.90%	04/01/26	$4,409	$4,404

Banks — 13.3%

ABN AMRO Bank NV (Netherlands)

2.47% (U.S. 1-year Treasury Constant Maturity Rate + 1.100%) (1), (2)	12/13/29	75,000	64,274

Bank of America Corp.

1.73% (SOFR + 0.960%) (2)	07/22/27	290,000	260,116

2.55% (SOFRRATE + 1.050%) (2)	02/04/28	135,000	123,239

3.82% (3mo. USD LIBOR + 1.575%) (2)	01/20/28	10,000	9,553

4.38% (U.S. 5 year Treasury Constant Maturity Rate + 2.760%) (2), (5)	01/27/27	10,000	8,541

Citigroup, Inc.

3.07% (SOFR + 1.280%) (2)	02/24/28	370,000	345,983

Credit Suisse Group AG (Switzerland)

1.31% (SOFR + 0.980%) (1), (2)	02/02/27	215,000	183,422

2.59% (SOFR + 1.560%) (1)	09/11/25	10,000	9,324

3.09% (SOFR + 1.730%) (1)	05/14/32	260,000	209,929

Discover Bank

4.20%	08/08/23	10,000	9,963

DNB Bank ASA (Norway)

1.13% (U.S. 1-year Treasury Constant Maturity Rate + 0.850%) (1), (2)	09/16/26	150,000	135,549

Goldman Sachs Group, Inc. (The)

2.38% (SOFR + 1.248%)	07/21/32	5,000	4,089

3.81% (3.814% to 04/23/28 then 3 mo. USD LIBOR + 1.158%) (2)	04/23/29	370,000	347,434

HSBC Holdings PLC (United Kingdom)

2.21% (SOFR + 1.285%) (2)	08/17/29	75,000	63,906

2.80% (SOFR + 1.187%)	05/24/32	110,000	90,103

ING Groep NV (Netherlands)

3.87% (SOFR + 1.640%) (2)	03/28/26	100,000	97,015

JPMorgan Chase & Co.

1.95% (SOFR + 1.065%) (2)	02/04/32	35,000	28,229

2.55% (SOFR + 1.180%)	11/08/32	20,000	16,667

2.95% (SOFR + 1.170%) (2)	02/24/28	405,000	377,051

Macquarie Group, Ltd. (Australia)

1.34% (SOFR + 1.069%) (1), (2)	01/12/27	100,000	89,696

2.87% (SOFR + 1.532%) (1)	01/14/33	5,000	4,069

Morgan Stanley

0.99% (SOFR + 0.720%) (2)	12/10/26	225,000	201,555

1.51% (SOFR + 0.858%) (2)	07/20/27	175,000	155,734

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

NatWest Group PLC (United Kingdom)

4.27% (3 mo. USD LIBOR + 1.762%) (2)	03/22/25	$135,000	$133,121

4.52% (3 mo. USD LIBOR + 1.550%) (2)	06/25/24	75,000	74,785

Santander UK Group Holdings PLC (United Kingdom)

1.09% (SOFR + 0.787%) (2)	03/15/25	130,000	123,800

4.80% (3 mo. USD LIBOR +1.570%)	11/15/24	45,000	44,566

UBS Group AG (Switzerland)

1.36% (U.S. 1 year Treasury Constant Maturity Rate + 1.080%) (1), (2)	01/30/27	150,000	132,731

Wells Fargo & Co.

2.39% (SOFR + 2.100%) (2)	06/02/28	100,000	90,212

3.53% (SOFR + 1.510%) (2)	03/24/28	365,000	345,483

5.39% (SOFR + 2.0200%)	04/24/34	5,000	5,085

			3,785,224

Beverages — 0.1%

Bacardi, Ltd.

4.45% (1)	05/15/25	40,000	39,372

Biotechnology — 0.6%

Amgen, Inc.

5.15%	03/02/28	155,000	158,732

Chemicals — 0.4%

International Flavors & Fragrances, Inc.

1.23% (1)	10/01/25	125,000	112,378

Commercial Services — 0.2%

Global Payments, Inc.

4.45%	06/01/28	55,000	52,866

Diversified Financial Services — 1.3%

AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)

2.45%	10/29/26	155,000	139,123

Air Lease Corp.

2.88%	01/15/26	30,000	28,045

3.25%	03/01/25	95,000	91,239

Avolon Holdings Funding, Ltd.

2.53% (1)	11/18/27	25,000	21,031

Capital One Financial Corp.

3.27% (SOFR + 1.790%) (2)	03/01/30	40,000	34,869

Cboe Global Markets, Inc.

3.00%	03/16/32	65,000	57,420

Intercontinental Exchange, Inc.

1.85%	09/15/32	15,000	11,954

			383,681

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Electric — 2.5%

Alliant Energy Finance LLC

1.40% (1)	03/15/26	$225,000	$201,372

American Electric Power

2.03%	03/15/24	130,000	126,212

Eversource Energy

2.90%	03/01/27	50,000	47,170

ITC Holdings Corp.

4.95% (1)	09/22/27	100,000	101,571

Jersey Central Power & Light Co.

4.30% (1)	01/15/26	125,000	123,283

4.70% (1)	04/01/24	100,000	99,240

			698,848

Entertainment — 0.5%

WarnerMedia Holdings, Inc.

3.76% (1)	03/15/27	100,000	94,392

4.28% (1)	03/15/32	10,000	8,900

5.05% (1)	03/15/42	45,000	37,245

			140,537

Food — 0.8%

JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.

3.00% (1)	05/15/32	95,000	75,257

5.13% (1)	02/01/28	75,000	73,492

Smithfield Foods, Inc.

4.25% (1)	02/01/27	95,000	90,203

			238,952

Health Care-Services — 1.9%

Centene Corp.

3.00%	10/15/30	28,000	23,891

Fresenius Medical Care US Finance III, Inc.

1.88% (1)	12/01/26	135,000	118,909

HCA, Inc.

3.13% (1)	03/15/27	135,000	126,882

5.00%	03/15/24	10,000	9,953

5.25%	06/15/26	65,000	65,229

Premier Health Partners

2.91%	11/15/26	125,000	116,196

Universal Health Services, Inc.

1.65%	09/01/26	85,000	75,203

			536,263

Insurance — 2.5%

Athene Global Funding

2.51% (1)	03/08/24	20,000	19,422

3.21% (1)	03/08/27	70,000	63,980

5.45% (SOFR + 0.700%) (1), (2)	05/24/24	95,000	94,038

Issues	Maturity Date	Principal Amount	Value

Insurance (Continued)

Metropolitan Life Global Funding I

3.45% (1)	12/18/26	$331,000	$315,593

Nationwide Mutual Insurance Co.

7.16% (3 mo. USD LIBOR + 2.290%)(1), (2)	12/15/24	70,000	69,813

Willis North America, Inc.

2.95%	09/15/29	20,000	17,726

3.60%	05/15/24	40,000	39,298

4.65%	06/15/27	95,000	93,657

			713,527

Media — 0.5%

Charter Communications Operating LLC / Charter Communications Operating Capital

4.91%	07/23/25	50,000	49,520

6.95% (3 mo. USD LIBOR + 1.650%)(2)	02/01/24	94,000	94,395

			143,915

Miscellaneous Manufacturers — 0.0%

General Electric Co.

5.34% (3 mo. USD LIBOR + 0.480%)	08/15/36	10,000	8,749

Packaging & Containers — 1.2%

Amcor Flexibles North America, Inc.

4.00%	05/17/25	210,000	205,271

Berry Global, Inc.

4.88% (1)	07/15/26	130,000	127,316

			332,587

Pharmaceuticals — 0.7%

Bayer US Finance II LLC

2.85% (1)	04/15/25	50,000	47,479

4.25% (1)	12/15/25	25,000	24,520

4.38% (1)	12/15/28	145,000	140,743

			212,742

Pipelines — 1.0%

Energy Transfer LP

4.95%	06/15/28	135,000	134,470

Plains All American Pipeline LP / PAA Finance Corp.

4.50%	12/15/26	102,000	100,198

4.65%	10/15/25	50,000	49,527

			284,195

REIT — 1.3%

American Assets Trust LP

3.38%	02/01/31	10,000	7,966

CubeSmart LP

2.25%	12/15/28	10,000	8,682

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

April 30, 2023

Issues	Maturity Date	Principal Amount	Value

REIT (Continued)

GLP Capital LP / GLP Financing II, Inc.

3.25%	01/15/32	$26,000	$21,331

5.25%	06/01/25	60,000	59,154

Hudson Pacific Properties LP

3.95%	11/01/27	30,000	21,798

5.95%	02/15/28	25,000	19,653

Life Storage LP

2.40%	10/15/31	5,000	4,068

Ventas Realty LP

2.65%	01/15/25	5,000	4,747

VICI Properties LP / VICI Note Co., Inc.

5.75% (1)	02/01/27	150,000	149,140

Weyerhaeuser Co.

3.38%	03/09/33	90,000	79,880

			376,419

Retail — 0.2%

Alimentation Couche-Tard, Inc.

3.55% (1)	07/26/27	55,000	52,103

Savings & Loans — 0.1%

Nationwide Building Society (United Kingdom)

4.36% (3 mo. USD LIBOR + 1.392%)(1), (2)	08/01/24	5,000	4,978

TIAA FSB Holdings, Inc.

5.75%	07/02/25	10,000	9,469

			14,447

Software — 0.6%

Oracle Corp.

2.80%	04/01/27	170,000	158,433

Telecommunications — 0.9%

Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC

5.15% (1)	09/20/29	65,000	64,663

T-Mobile USA, Inc.

3.75%	04/15/27	195,000	187,966

			252,629

Total Corporate Bonds

(Cost: $9,437,515)			9,149,575

Issues	Maturity Date	Principal Amount	Value

MUNICIPAL BONDS — 0.1%

City of Baltimore MD, General Obligation Unlimited

5.00%	10/15/25	$5,000	$5,028

Massachusetts School Building Authority

2.50%	02/15/37	20,000	15,222

New York State Urban Development Corp., Revenue Bond

2.54%	03/15/34	15,000	12,388

Total Municipal Bonds

(Cost: $39,085)			32,638

Total Fixed Income Securities

(Cost: $22,381,895)			21,850,118

		Shares

MONEY MARKET INVESTMENTS — 3.1%

State Street Institutional U.S. Government Money Market Fund — Premier Class,

4.76%(6)		890,779	890,779

Total Money Market Investments

(Cost: $890,779)			890,779

		Principal Amount

SHORT TERM INVESTMENTS — 4.8%

U.S. Treasury Securities — 4.8%

U.S. Treasury Bill

4.94% (7)	10/19/23	$1,400,000	1,367,998

Total U.S. Treasury Securities

(Cost: $1,368,147)			1,367,998

Total Investments (84.6%)

(Cost: $24,640,821)			24,108,895

Excess Of Other Assets Over Liabilities (15.4%)			4,382,428

Net Assets (100.0%)			$28,491,323

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
37	Bloomberg Commodity Index Future (8)	06/21/23	$390,350	$385,947	$(4,403)

Total Return Swaps (8)

Notional Amount	Expiration Date	Counterparty	Payment Made by Fund	Payment Received by Fund	Payment Frequency	Unrealized Appreciation (Depreciation)	Premium Paid	Value
OTC Swaps
$16,500,000	5/23/23	Citigroup	3-Month U.S. Treasury Bills	Citigroup Commodity Total Return Index (9)	Monthly	$(189,194)	$—	$(189,194)
7,000,000	5/23/23	Credit Suisse International	3-Month U.S. Treasury Bills	Credit Suisse Custom 66 Total Return Index (9)	Monthly	(72,284)	—	(72,284)
4,900,000	5/25/23	Credit Suisse International	3-Month U.S. Treasury Bills	Credit Suisse Custom 24 Total Return Index (9)	Monthly	(55,607)	—	(55,607)

						$(317,085)	$—	$(317,085)

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
EETC	Enhanced Equipment Trust Certificate.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2023, the value of these securities amounted to $8,030,424 or 28.2% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2023.
(3)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Restricted security (Note 11).
(5)	Perpetual maturity.
(6)	Rate disclosed is the 7-day net yield as of April 30, 2023.
(7)	Rate shown represents yield-to-maturity.
(8)	All or a portion of this security is owned by TCW Cayman Enhanced Commodity Fund, Ltd.
(9)	Custom Index has exposure to the following commodities as shown on the three pages.

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	April 30, 2023

Components of Total Return Swap

Description (1)	Notional Amount	Weight %	Unrealized Appreciation (Depreciation)
Gold	$2,701,050	16.37%	$12,031
WTI Crude Oil	1,300,200	7.88%	(18,413)
Brent Crude Oil	1,192,950	7.23%	(18,382)
Soybeans	948,750	5.75%	(19,643)
Copper High Grade	899,250	5.45%	(21,923)
Natural Gas	884,400	5.36%	(6,470)
Corn	876,150	5.31%	(44,755)
Silver	825,000	5.00%	(1,733)
Aluminium Primary	716,100	4.34%	(12,884)
Sugar #11	615,450	3.73%	46,439
Live Cattle	600,600	3.64%	817
Coffee ‘C’ Arabica	559,350	3.39%	(16,347)
Soybean Meal	554,400	3.36%	(14,182)
Soybean Oil	447,150	2.71%	(16,245)
Zinc High Grade	438,900	2.66%	(12,065)
RBOB Gasoline	419,100	2.54%	(13,750)
Nickel Primary	417,450	2.53%	(4,170)
SRW Wheat	399,300	2.42%	(24,444)
Gasoil	379,500	2.30%	(8,175)
Lean Hogs	338,250	2.05%	17,384
Heating Oil	293,700	1.78%	(11,624)
HRW Wheat	285,450	1.73%	(17,913)
Cotton	252,450	1.53%	2,012
Lead Standard	155,100	0.94%	(1,016)
United States Treasury Bill	—	—	16,257

	$16,500,000	100.00%	$(189,194)

(1)	Commodity Exposures of the Citigroup Commodity Total Return Index.

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)

Components of Total Return Swap

Description (1)	Notional Amount	Weight %	Unrealized Appreciation (Depreciation)
Gold	$1,144,500	16.35%	$4,660
WTI Crude Oil	574,000	8.20%	(7,959)
Brent Crude Oil	521,500	7.45%	(7,995)
Natural Gas	430,500	6.15%	1,776
Soybeans	392,700	5.61%	(8,095)
Copper High Grade	371,000	5.30%	(8,677)
Corn	352,100	5.03%	(16,840)
Silver	344,400	4.92%	(779)
Aluminium Primary	300,300	4.29%	(5,336)
Sugar #11	253,400	3.62%	18,167
Live Cattle	247,100	3.53%	214
Coffee ‘C’ Arabica	239,400	3.42%	(6,709)
Soybean Meal	228,200	3.26%	(5,565)
Soybean Oil	190,400	2.72%	(6,804)
Zinc High Grade	181,300	2.59%	(4,930)
RBOB Gasoline	172,900	2.47%	(3,862)
Nickel Primary	171,500	2.45%	(1,887)
SRW Wheat	170,100	2.43%	(9,980)
Gasoil	161,000	2.30%	(4,827)
Lean Hogs	144,900	2.07%	6,515
Heating Oil	121,800	1.74%	(3,735)
HRW Wheat	116,900	1.67%	(6,956)
Cotton	105,000	1.50%	909
Lead Standard	65,100	0.93%	(465)
United States Treasury Bill	—	—	6,876

	$7,000,000	100.00%	$(72,284)

(1)	Commodity Exposures of the Credit Suisse Custom 66 Total Return Index.

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	April 30, 2023

Components of Total Return Swap

Description (1)	Notional Amount	Weight %	Unrealized Appreciation (Depreciation)
Gold	$801,150	16.35%	$3,530
WTI Crude Oil	401,800	8.20%	(5,696)
Brent Crude Oil	365,050	7.45%	(5,571)
Natural Gas	301,350	6.15%	(2,191)
Soybeans	274,890	5.61%	(5,691)
Copper High Grade	259,700	5.30%	(6,335)
Corn	246,470	5.03%	(12,583)
Silver	241,080	4.92%	(510)
Aluminium Primary	210,210	4.29%	(3,778)
Sugar #11	177,380	3.62%	13,373
Live Cattle	172,970	3.53%	294
Coffee ‘C’ Arabica	167,580	3.42%	(4,899)
Soybean Meal	159,740	3.26%	(4,084)
Soybean Oil	133,280	2.72%	(4,846)
Zinc High Grade	126,910	2.59%	(3,481)
RBOB Gasoline	121,030	2.47%	(2,363)
Nickel Primary	120,050	2.45%	(1,204)
SRW Wheat	119,070	2.43%	(7,279)
Gasoil	112,700	2.30%	(4,082)
Lean Hogs	101,430	2.07%	5,197
Heating Oil	85,260	1.74%	(3,377)
HRW Wheat	81,830	1.67%	(5,124)
Cotton	73,500	1.50%	583
Lead Standard	45,570	0.93%	(299)
United States Treasury Bill	—	—	4,809

	$4,900,000	100.00%	$(55,607)

(1)	Commodity Exposures of the Credit Suisse Custom 24 Total Return Index.

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Investments by Sector (Unaudited)

Sector	Percentage of Net Assets
Corporate Bonds	32.1%
Asset-Backed Securities	19.9
Residential Mortgage-Backed Securities — Non-Agency	10.5
Commercial Mortgage-Backed Securities — Non-Agency	6.3
Residential Mortgage-Backed Securities — Agency	5.2
U.S. Treasury Securities	4.8
Money Market Investments	3.1
Commercial Mortgage-Backed Securities — Agency	2.6
Municipal Bonds	0.1
Other*	15.4

Total	100.0%

*	Includes futures, swaps, interest receivable and accrued expenses payable.

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Fair Valuation Summary (Unaudited)	April 30, 2023

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$5,654,453	$—	$5,654,453
Commercial Mortgage-Backed Securities — Agency	—	739,923	—	739,923
Commercial Mortgage-Backed Securities — Non-Agency	—	1,793,092	—	1,793,092
Residential Mortgage-Backed Securities — Agency	—	1,488,804	—	1,488,804
Residential Mortgage-Backed Securities — Non-Agency	—	2,991,633	—	2,991,633
Corporate Bonds*	—	9,149,575	—	9,149,575
Municipal Bonds	—	32,638	—	32,638

Total Fixed Income Securities	—	21,850,118	—	21,850,118

Money Market Investments	$890,779	$—	$—	$890,779
Short Term Investments	1,367,998	—	—	1,367,998

Total Investments	$2,258,777	$21,850,118	$—	$24,108,895

Liability Derivatives
Futures Contracts
Commodity Risk	$(4,403)	$—	$—	$(4,403)
Swap Agreements
Commodity Risk	—	(317,085)	—	(317,085)

Total	$(4,403)	$(317,085)	$—	$(321,488)

*	See Schedule of Investments for corresponding industries.

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited)

Issues	Maturity Date		Principal Amount	Value

FIXED INCOME SECURITIES —106.8% of Net Assets

CORPORATE BONDS—29.8%
Aerospace/Defense — 0.1%

TransDigm, Inc.

6.75% (1)	08/15/28		$18,000	$18,290

Agriculture — 1.0%

BAT Capital Corp.

4.54%	08/15/47		25,000	18,693

BAT International Finance PLC (United Kingdom)

2.25% (2)	01/16/30		100,000	92,068

Imperial Brands Finance PLC (United Kingdom)

3.88% (1)	07/26/29		$13,000	11,742

8.13% (2)	03/15/24	GBP	50,000	64,032

				186,535

Airlines — 0.5%

Delta Air Lines, Inc. Pass-Through Certificates (20-1-AA)

2.00%	12/10/29		76,546	67,774

US Airways Group, Inc. Pass-Through Certificates (12-1-A) (EETC)

5.90%	04/01/26		22,047	22,020

				89,794

Banks — 8.7%

Bank of America Corp.

2.30% (SOFR + 1.220%)(3)	07/21/32		155,000	125,200

China Development Bank

3.09%	06/18/30	CNY	1,290,000	188,077

3.48%	01/08/29	CNY	200,000	29,774

Citigroup, Inc.

2.98% (SOFR + 1.422%)(3)	11/05/30		$25,000	21,952

3.06% (SOFR + 1.350%)(3)	01/25/33		80,000	68,306

Credit Suisse Group AG (Switzerland)

2.59% (SOFR + 1.560%)(1),(2)	09/11/25		25,000	23,311

2.88% (1 year EUR Swap + 1.950%)(2),(3)	04/02/32	EUR	100,000	93,769

3.09% (SOFR + 1.730%)(1),(3)	05/14/32		$20,000	16,148

6.54% (SOFR + 3.920%)(1),(3)	08/12/33		95,000	96,841

9.02% (SOFR + 5.020%)(1),(3)	11/15/33		35,000	41,534

Goldman Sachs Group, Inc. (The)

2.38% (SOFR + 1.248%)(3)	07/21/32		110,000	89,951

HSBC Holdings PLC (United Kingdom)

1.75% (SONIO/N + 1.307%)(3)	07/24/27	GBP	100,000	110,642

2.80% (SOFR + 1.187%)(3)	05/24/32		$15,000	12,287

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

JPMorgan Chase & Co.

2.55% (SOFR + 1.180%)(3)	11/08/32	$150,000	$125,006

Kreditanstalt fuer Wiederaufbau (Germany)

0.63%	01/07/28	181,000	180,608

Lloyds Banking Group PLC (United Kingdom)

4.98% (1-year Treasury Constant Maturity Rate + 2.300%)(3)	08/11/33	10,000	9,697

Macquarie Group, Ltd. (Australia)

2.87% (SOFR + 1.532%)(1),(3)	01/14/33	50,000	40,686

Morgan Stanley

2.24% (SOFR + 1.178%)(3)	07/21/32	115,000	92,973

Santander UK Group Holdings PLC (United Kingdom)

4.80% (3 mo. USD LIBOR + 1.570%)(3)	11/15/24	90,000	89,132

Santander UK PLC (United Kingdom)

5.00% (1)	11/07/23	20,000	19,853

U.S. Bancorp

4.84% (SOFR + 1.600%)(3)	02/01/34	35,000	33,550

Wells Fargo & Co.

3.35% (SOFR + 1.500%)(3)	03/02/33	110,000	96,135

5.39% (SOFR + 2.0200%)(3)	04/24/34	5,000	5,085

			1,610,517

Beverages — 0.1%

Bacardi, Ltd.

4.45% (1)	05/15/25	25,000	24,607

Biotechnology — 0.2%

Amgen, Inc.

4.88%	03/01/53	10,000	9,410

5.65%	03/02/53	20,000	20,717

			30,127

Building Materials — 1.1%

Cemex SAB de CV

9.13% (U.S. 5-year Treasury Constant Maturity Rate + 4.907%)(1),(3),(4)	03/14/28	200,000	199,520

Chemicals — 1.7%

International Flavors & Fragrances, Inc.

1.75%	03/14/24	100,000	108,585

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

April 30, 2023

Issues	Maturity Date	Principal Amount	Value

Chemicals (Continued)

Sasol Financing USA LLC

8.75% (1)	05/03/29	$200,000	$201,000

Valvoline, Inc.

3.63% (1)	06/15/31	10,000	8,324

			317,909

Computers — 0.1%

NCR Corp.

5.13% (1)	04/15/29	18,000	15,591

Diversified Financial Services — 0.9%

AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)

2.45%	10/29/26	20,000	17,951

3.30%	01/30/32	35,000	28,657

3.88%	01/23/28	10,000	9,279

Air Lease Corp.

3.25%	03/01/25	20,000	19,208

5.85%	12/15/27	20,000	20,251

Avolon Holdings Funding, Ltd.

2.53% (1)	11/18/27	24,000	20,189

2.88% (1)	02/15/25	30,000	28,162
ORIX Corp.

4.00%	04/13/32	25,000	23,361

			167,058

Engineering & Construction — 0.1%

Artera Services LLC

9.03% (1)	12/04/25	16,000	13,810

Entertainment — 0.4%

WarnerMedia Holdings, Inc.

5.05% (1)	03/15/42	10,000	8,277

5.14% (1)	03/15/52	85,000	68,041

			76,318

Environmental Control — 0.0%

GFL Environmental, Inc. (Canada)

3.75% (1)	08/01/25	7,000	6,776

Food — 0.4%

JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.

4.38% (1)	02/02/52	20,000	14,179

Pilgrim’s Pride Corp.

4.25%	04/15/31	37,000	32,317

5.88% (1)	09/30/27	16,000	15,954

Post Holdings, Inc.

4.63% (1)	04/15/30	12,000	10,849

			73,299

Health Care-Products — 0.1%

DENTSPLY SIRONA, Inc.

3.25%	06/01/30	20,000	17,765

Issues	Maturity Date	Principal Amount	Value

Health Care-Services — 1.2%

Catalent Pharma Solutions, Inc.

3.50% (1)	04/01/30	$10,000	$8,488

Centene Corp.

4.25%	12/15/27	65,000	62,174

CommonSpirit Health

2.78%	10/01/30	25,000	21,497

HCA, Inc.

3.50%	09/01/30	21,000	18,913

3.63% (1)	03/15/32	9,000	7,975

4.13%	06/15/29	24,000	22,770

5.25%	06/15/49	34,000	30,829

Molina Healthcare, Inc.

3.88% (1)	11/15/30	63,000	55,125

			227,771

Household Products/Wares — 0.1%

Central Garden & Pet Co.

4.13%	10/15/30	6,000	5,150

Spectrum Brands, Inc.

5.50% (1)	07/15/30	10,000	9,244

			14,394

Insurance — 0.6%

Acrisure LLC / Acrisure Finance, Inc.

4.25% (1)	02/15/29	9,000	7,568

Athene Global Funding

1.99% (1)	08/19/28	70,000	57,073

Farmers Exchange Capital II

6.15% (3 mo. USD LIBOR + 3.744%)(1),(3)	11/01/53	55,000	54,904

			119,545

Internet — 0.4%

Alibaba Group Holding, Ltd. (China)

2.13%	02/09/31	50,000	41,405

Tencent Holdings, Ltd. (China)

3.60% (1)	01/19/28	40,000	37,981

			79,386

Media — 0.7%

CCO Holdings LLC / CCO Holdings Capital Corp.

4.50% (1)	06/01/33	22,000	17,623

Charter Communications Operating LLC / Charter Communications Operating Capital

5.38%	05/01/47	81,000	66,380

CSC Holdings LLC

6.50% (1)	02/01/29	30,000	25,082

Sirius XM Radio, Inc.

3.88% (1)	09/01/31	7,000	5,298

VZ Secured Financing BV

5.00% (1)	01/15/32	10,000	8,364

			122,747

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Miscellaneous Manufacturers — 0.7%

General Electric Co.

5.34% (3 mo. USD LIBOR + 0.480%)(3)	08/15/36	$150,000	$131,238

Oil & Gas — 2.3%

Empresa Nacional del Petroleo

6.15% (1)	05/10/33	200,000	201,000

KazMunayGas National Co. JSC

4.75% (2)	04/19/27	200,000	191,070

Petroleos Mexicanos

5.95%	01/28/31	30,000	22,251

Transocean Poseidon, Ltd.

6.88% (1)	02/01/27	5,688	5,554

			419,875

Packaging & Containers — 0.8%

Ball Corp.

6.88%	03/15/28	8,000	8,315

Berry Global, Inc.

1.00% (2)	01/15/25	100,000	104,584

Graphic Packaging International LLC

4.13%	08/15/24	27,000	26,629

Trivium Packaging Finance BV

8.50% (1)	08/15/27	2,000	1,938

			141,466

Pharmaceuticals — 0.6%

Bayer US Finance II LLC

4.63% (1)	06/25/38	51,000	46,775

4.88% (1)	06/25/48	20,000	18,054

CVS Health Corp.

5.05%	03/25/48	10,000	9,339

Kevlar SpA

6.50% (1)	09/01/29	26,000	21,654

Prestige Brands, Inc.

3.75% (1)	04/01/31	22,000	18,666

			114,488

Pipelines — 1.6%

Energy Transfer LP

5.15%	03/15/45	100,000	87,359

Greensaif Pipelines Bidco Sarl

6.13% (1)	02/23/38	200,000	210,475

			297,834

Real Estate — 0.4%

Blackstone Property Partners Europe Holdings Sarl

1.75% (2)	03/12/29	100,000	82,218

REIT — 1.6%

American Assets Trust LP

3.38%	02/01/31	40,000	31,865

Issues	Maturity Date	Principal Amount	Value

REIT (Continued)

American Homes 4 Rent LP

3.38%	07/15/51	$35,000	$23,215

4.30%	04/15/52	10,000	7,794

American Tower Corp.

2.70%	04/15/31	20,000	16,912

5.65%	03/15/33	15,000	15,584

GLP Capital LP / GLP Financing II, Inc.

3.35%	09/01/24	15,000	14,580

5.38%	04/15/26	20,000	19,824

5.75%	06/01/28	5,000	4,927

Healthcare Realty Holdings LP

3.10%	02/15/30	75,000	65,425

Hudson Pacific Properties LP

3.25%	01/15/30	30,000	18,806

4.65%	04/01/29	5,000	3,472

Kilroy Realty LP

2.65%	11/15/33	15,000	9,952

LXP Industrial Trust

2.70%	09/15/30	20,000	16,235

VICI Properties LP / VICI Note Co., Inc.

5.75% (1)	02/01/27	55,000	54,685

			303,276

Retail — 0.5%

Alimentation Couche-Tard, Inc.

3.06%	07/26/24	95,000	68,575

Michaels Cos, Inc. (The)

5.25% (1)	05/01/28	20,000	16,496

			85,071

Semiconductors — 1.1%

SK Hynix, Inc.

6.38% (2)	01/17/28	200,000	201,124

Software — 0.2%

Open Text Corp.

6.90% (1)	12/01/27	5,000	5,163

Oracle Corp.

3.95%	03/25/51	44,000	33,223

			38,386

Telecommunications — 1.6%

Frontier Communications Holdings LLC

5.00% (1)	05/01/28	11,000	9,667

8.63% (1)	03/15/31	10,000	9,767

Intelsat Jackson Holding S. A. (Escrow)

8.50% (1),(5)	10/15/24	21,000	—

9.75% (1),(5)	07/15/25	15,000	—

Intelsat Jackson Holdings S. A.

6.50% (1),(6)	03/15/30	39,000	36,266

Level 3 Financing, Inc.

3.63% (1)	01/15/29	15,000	8,414

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

April 30, 2023

Issues	Maturity Date		Principal Amount	Value

Telecommunications (Continued)

4.63% (1)	09/15/27		$3,000	$1,856
Qwest Corp.

7.25%	09/15/25		33,000	29,452

Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (21-3A-SUB)

4.74% (1)	03/20/25		105,000	104,332

T-Mobile USA, Inc.

2.63%	04/15/26		55,000	51,667

Vodafone Group PLC (United Kingdom)

4.88%	06/19/49		48,000	43,131

				294,552

Total Corporate Bonds

(Cost: $5,821,723)				5,521,287

MUNICIPAL BONDS—0.4%

Alabama Economic Settlement Authority, Revenue Bond

4.26%	09/15/32		40,000	38,534

County of Miami-Dade FL Aviation Revenue, Revenue Bond

2.86%	10/01/35		50,000	40,987

Total Municipal Bonds

(Cost: $90,987)				79,521

FOREIGN GOVERNMENT BONDS—39.7%

Australia Government Bond

1.25%	05/21/32	AUD	184,000	102,021

1.75% (2)	06/21/51	AUD	104,000	44,522

2.75% (2)	05/21/41	AUD	189,000	108,118

Brazil Notas do Tesouro Nacional Serie F

10.00%	01/01/33	BRL	240,000	43,617

Bundesrepublik Deutschland Bundesanleihe

0.00% (2),(7)	08/15/52	EUR	67,000	37,596

Canadian Government Bond

1.25%	03/01/27	CAD	280,000	192,680

2.00%	06/01/32	CAD	149,000	102,591

2.00%	12/01/51	CAD	91,000	54,874

China Government Bond

2.85%	06/04/27	CNY	810,000	118,156

3.13%	11/21/29	CNY	2,530,000	374,951

3.72%	04/12/51	CNY	980,000	156,151

Colombian TES (Treasury) Bond, Series B

7.00%	06/30/32	COP	105,300,000	16,693

Czech Republic Government Bond

2.00%	10/13/33	CZK	500,000	18,589

European Union

0.00% (2),(7)	06/02/28	EUR	129,000	123,129

0.00% (2),(7)	07/04/29	EUR	150,000	138,685

0.20% (2)	06/04/36	EUR	223,000	167,524

2.75% (2)	02/04/33	EUR	102,000	110,035

French Republic Government Bond OAT

0.00% (2),(7)	02/25/27	EUR	277,000	276,790

Issues	Maturity Date		Principal Amount	Value

FOREIGN GOVERNMENT BONDS (Continued)

0.00% (2),(7)	11/25/29	EUR	56,000	$52,002

0.00% (2),(7)	11/25/31	EUR	163,000	142,698

0.50% (2)	06/25/44	EUR	55,000	35,880

0.75% (2)	05/25/52	EUR	85,000	50,499

0.75% (2)	05/25/53	EUR	53,000	30,672

1.00% (2)	05/25/27	EUR	373,000	385,948

Hungary Government Bond

3.00%	08/21/30	HUF	2,250,000	4,910

6.75%	10/22/28	HUF	17,740,000	48,225

Indonesia Treasury Bond

6.38%	08/15/28	IDR	680,000,000	46,611

6.63%	05/15/33	IDR	1,520,000,000	104,018

International Bank for Reconstruction & Development

1.75% (2)	03/13/25	NOK	650,000	58,690

Ireland Government Bond

0.55% (2)	04/22/41	EUR	76,000	54,300

1.30% (2)	05/15/33	EUR	65,000	62,714

1.50% (2)	05/15/50	EUR	40,000	30,759

2.00% (2)	02/18/45	EUR	47,000	42,131

Israel Government Bond

1.30%	04/30/32	ILS	116,000	25,763

Italy Buoni Poliennali Del Tesoro

1.10% (2)	04/01/27	EUR	20,000	20,175

4.40% (2)	05/01/33	EUR	165,000	186,180

Japan Government Thirty Year Bond

0.40%	03/20/50	JPY	1,100,000	301,053

Korea Treasury Bond

1.88%	03/10/51	KRW	31,160,000	16,830

2.00%	06/10/31	KRW	322,380,000	218,007

2.38%	03/10/27	KRW	63,350,000	45,895

Magyar Export-Import Bank Zrt

6.13% (1)	12/04/27	$	200,000	201,000

Malaysia Government Bond

4.64%	11/07/33	MYR	562,000	135,067

Mexican Bonos

8.00%	07/31/53	MXN	400,000	19,611

Mexico Government Bond (BONOS)

7.50%	05/26/33	MXN	1,400,000	71,013

8.50%	11/18/38	MXN	1,100,000	57,901

Netherlands Government Bond

0.50% (2)	07/15/32	EUR	386,000	353,214

0.50% (2)	01/15/40	EUR	46,000	35,659

New Zealand Government Bond

1.75%	05/15/41	NZD	180,000	75,640

2.00%	05/15/32	NZD	71,000	37,033

4.50% (2)	04/15/27	NZD	580,000	363,424

Norway Government Bond

1.38% (2)	08/19/30	NOK	1,490,000	123,676

1.50% (2)	02/19/26	NOK	2,265,000	202,135

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date		Principal Amount	Value

FOREIGN GOVERNMENT BONDS (Continued)

2.13% (2)	05/18/32	NOK	497,000	$42,822

Portugal Obrigacoes do Tesouro OT

1.65% (2)	07/16/32	EUR	95,000	92,546

Province of Ontario Canada

1.85%	02/01/27	CAD	155,000	107,657

2.05%	06/02/30	CAD	70,000	47,131

2.15%	06/02/31	CAD	35,000	23,350

Republic of Poland Government Bond

1.75%	04/25/32	PLN	165,000	28,710

Romania Government Bond

6.70%	02/25/32	RON	300,000	64,531

Singapore Government Bond

1.63%	07/01/31	SGD	75,000	51,432

2.38%	07/01/39	SGD	89,000	64,859

South Africa Government Bond

8.88%	02/28/35	ZAR	570,000	26,179

Spain Government Bond

0.70% (2)	04/30/32	EUR	24,000	21,307

0.80% (2)	07/30/27	EUR	42,000	42,448

1.00% (2)	07/30/42	EUR	32,000	22,054

1.85% (2)	07/30/35	EUR	98,000	90,563

1.90% (2)	10/31/52	EUR	26,000	18,751

Sweden Government Bond

0.75% (2)	05/12/28	SEK	690,000	62,010

Thailand Government Bond

1.59%	12/17/35	THB	1,298,000	33,716

United Kingdom Gilt

0.88% (2)	07/31/33	GBP	259,000	246,829

1.25% (2)	07/22/27	GBP	97,000	110,572

1.25% (2)	10/22/41	GBP	99,000	79,471

1.25% (2)	07/31/51	GBP	80,000	53,532

1.75% (2)	09/07/37	GBP	95,000	90,718

4.25% (2)	06/07/32	GBP	80,000	105,430

Total Foreign Government Bonds

(Cost: $7,860,325)				7,352,673

ASSET-BACKED SECURITIES — 4.2%

Dryden Senior Loan Fund (19-72A-BR)

6.51% (3 mo. USD LIBOR + 1.650%)(1),(3)	05/15/32		185,000	178,677

OCP CLO 2020-19, Ltd. (20-19A-AR)

6.40% (3 mo. USD LIBOR + 1.150%)(1),(3)	10/20/34		100,000	97,695

Rockford Tower CLO, Ltd. (21-1A-B)

6.90% (3 mo. USD LIBOR + 1.650%)(1),(3)	07/20/34		180,000	173,173

Sixth Street CLO XVII, Ltd. (21-17A-A)

6.49% (3 mo. USD LIBOR + 1.240%)(1),(3)	01/20/34		150,000	147,370

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

SLM Student Loan Trust (08-5-B)

7.11% (3 mo. USD LIBOR + 1.850%)(3)	07/25/73	$50,000	$46,824

Student Loan Consolidation Center (02-2-B2)

1.65% (28-Day Auction Rate)(1),(2)	07/01/42	50,000	46,191

Textainer Marine Containers VII, Ltd. (21-2A-A)

2.23% (1)	04/20/46	96,600	84,701

Total Asset-backed Securities

(Cost: $789,377)			774,631

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.1%

Fannie Mae (16-M2-X3) (I/O)

2.04% (8)	04/25/36	132,732	1,184

Fannie Mae (16-M4-X2) (I/O)

2.70% (8)	01/25/39	455,068	6,564

Ginnie Mae (11-147-IO) (I/O)

0.00% (8),(7)	10/16/44	119,950	1

Ginnie Mae (12-144-IO) (I/O)

0.32% (8)	01/16/53	1,490,042	9,974

Total Commercial Mortgage-Backed Securities — Agency

(Cost: $50,182)			17,723

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 0.8%

COMM Mortgage Trust (12-CR4-XA) (I/O)

1.33% (8)	10/15/45	192,111	18

GS Mortgage Securities Trust (10-C1-X) (I/O)

0.57% (1),(8)	08/10/43	971,086	495

GS Mortgage Securities Trust (11-GC3-X) (I/O)

0.29% (1),(8)	03/10/44	162,414	2

GS Mortgage Securities Trust (13-GC12-XA) (I/O)

1.19% (8)	06/10/46	357,538	14

GS Mortgage Securities Trust (14-GC20-XA) (I/O)

1.17% (8)	04/10/47	985,694	5,039

JPMorgan Chase Commercial Mortgage Securities Trust (11-C3-XB) (I/O)

0.50% (1),(8)	02/15/46	6,137,562	19,654

JPMorgan Chase Commercial Mortgage Securities Trust (14-C19-XA) (I/O)

0.77% (8)	04/15/47	1,956,731	7,718

Taurus CMBS (21-UK4A-B)

5.58% (SONIO/N + 1.500%)(1),(3)	08/17/31	94,050	112,918

Total Commercial Mortgage-Backed Securities — Non-Agency

(Cost: $130,438)			145,858

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

April 30, 2023

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 20.8%

Fannie Mae, Pool #MA4152

2.00%	10/01/40	$69,320	$59,626

Fannie Mae (07-52-LS) (I/O) (I/F)

1.03% (-1 mo. USD LIBOR + 6.050%)(3)	06/25/37	38,845	2,110

Fannie Mae (08-18-SM) (I/O) (I/F)

1.98% (-1 mo. USD LIBOR + 7.000%)(3)	03/25/38	40,204	2,169

Fannie Mae (09-115-SB) (I/O) (I/F)

1.23% (-1 mo. USD LIBOR + 6.250%)(3)	01/25/40	22,126	1,928

Fannie Mae (10-116-SE) (I/O) (I/F)

1.58% (-1 mo. USD LIBOR + 6.600%)(3)	10/25/40	42,938	4,381

Fannie Mae, Pool #AB3679

3.50%	10/01/41	44,096	42,099

Fannie Mae, Pool #AB4045

3.50%	12/01/41	64,279	61,833

Fannie Mae, Pool #AT5914

3.50%	06/01/43	20,860	19,803

Fannie Mae, Pool #BD7081

4.00%	03/01/47	15,844	15,410

Fannie Mae, Pool #BV2994

2.50%	04/01/52	94,901	82,215

Fannie Mae, Pool #CA0996

3.50%	01/01/48	49,347	46,712

Fannie Mae, Pool #CA2208

4.50%	08/01/48	1,462	1,452

Fannie Mae, Pool #CB2610

2.00%	01/01/52	69,380	57,862

Fannie Mae, Pool #CB3347

2.00%	01/01/52	186,672	155,388

Fannie Mae, Pool #FM2870

3.00%	03/01/50	126,121	114,950

Fannie Mae, Pool #MA1527

3.00%	08/01/33	11,661	11,149

Fannie Mae, Pool #MA1652

3.50%	11/01/33	18,795	18,279

Fannie Mae, Pool #MA2705

3.00%	08/01/46	59,148	54,213

Fannie Mae, Pool #MA4204

2.00%	12/01/40	56,655	48,707

Fannie Mae, Pool #MA4563

2.50%	03/01/52	93,575	80,964

Freddie Mac, Pool #SD0231

3.00%	01/01/50	94,290	85,939

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Freddie Mac (3439-SC) (I/O) (I/F)

0.95% (-1 mo. USD LIBOR + 5.900%)(3)	04/15/38	$35,154	$2,373

Freddie Mac, Pool #G08681

3.50%	12/01/45	16,634	15,757

Freddie Mac, Pool #G08698

3.50%	03/01/46	15,535	14,716

Freddie Mac, Pool #G08716

3.50%	08/01/46	15,909	15,016

Freddie Mac, Pool #G08721

3.00%	09/01/46	3,226	2,961

Freddie Mac, Pool #G08722

3.50%	09/01/46	1,642	1,550

Freddie Mac, Pool #G08732

3.00%	11/01/46	4,538	4,166

Freddie Mac, Pool #G08762

4.00%	05/01/47	14,310	13,943

Freddie Mac, Pool #G08833

5.00%	07/01/48	2,110	2,131

Freddie Mac, Pool #G18592

3.00%	03/01/31	2,684	2,591

Freddie Mac, Pool #ZT1703

4.00%	01/01/49	38,932	38,035

Freddie Mac., Pool #SD8189

2.50%	01/01/52	45,851	39,750

Ginnie Mae (11-146-EI) (I/O) (PAC)

5.00%	11/16/41	35,188	6,344

Ginnie Mae II, Pool #MA3597

3.50%	04/20/46	10,098	9,649

Ginnie Mae II, Pool #MA3662

3.00%	05/20/46	27,814	25,819

Ginnie Mae II, Pool #MA3663

3.50%	05/20/46	1,466	1,401

Ginnie Mae II, Pool #MA3803

3.50%	07/20/46	6,771	6,467

Ginnie Mae II, Pool #MA4454

5.00%	05/20/47	7,250	7,393

Ginnie Mae II, Pool #MA4900

3.50%	12/20/47	30,935	29,471

Ginnie Mae II, Pool #MA5399

4.50%	08/20/48	12,938	12,873

Ginnie Mae II TBA, 30 Year

2.50% (9)	01/01/52	150,000	132,810

5.00% (9)	10/01/52	50,000	49,785

4.50% (9)	08/01/52	100,000	98,063

Uniform Mortgage-Backed Securities TBA, 30-Year

2.00% (9)	12/01/51	300,000	249,439

2.50% (9)	01/01/52	200,000	173,098

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

3.00% (9)	03/01/52	$325,000	$292,183

3.50% (9)	04/01/52	50,000	46,483

4.00% (9)	06/01/52	250,000	239,063

4.50% (9)	07/01/52	675,000	659,892

5.00% (9)	09/01/52	500,000	497,168

5.50% (9)	10/01/52	200,000	201,695

Total Residential Mortgage-Backed Securities — Agency

(Cost: $3,974,737)			3,859,274

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 8.2%

Banc of America Funding Trust (05-C-A3)

5.25% (1 mo. USD LIBOR + 0.300%)(3)	05/20/35	7,125	7,070

BCMSC Trust (00-A-A4)

8.29% (8)	06/15/30	189,525	27,818

Bear Stearns ALT-A Trust (04-8-M2)

6.75% (1 mo. USD LIBOR + 1.725%)(3)	09/25/34	102,093	94,451

Bear Stearns ALT-A Trust (05-8-11A1)

5.56% (1 mo. USD LIBOR + 0.540%)(3)	10/25/35	25,634	22,805

Deephaven Residential Mortgage Trust (21-3-A1)

1.19% (1),(8)	08/25/66	99,835	86,621

DSLA Mortgage Loan Trust (04-AR1-A1A)

5.79% (1 mo. USD LIBOR + 0.840%)(3)	09/19/44	60,448	55,950

First Horizon Mortgage Pass-Through Trust (05-AR4-2A1)

3.98% (8),(10)	10/25/35	14,478	13,583

GS Mortgage-Backed Securities Corp Trust (21-PJ5-A1)

2.00% (1),(8)	10/25/51	85,046	68,078

GS Mortgage-Backed Securities Corp. Trust (22-PJ2-A4)

2.50% (1),(8)	06/25/52	91,371	75,117

HSI Asset Securitization Corp. (06-WMC1-A3)

5.32% (1 mo. USD LIBOR + 0.300%)(3)	07/25/36	272,567	120,579

IndyMac INDX Mortgage Loan Trust (05-AR15-A2)

3.50% (8)	09/25/35	43,853	33,469

JP Morgan Mortgage Trust (21-8-A3)

2.50% (1),(8)	12/25/51	105,005	86,775

JPMorgan Mortgage Acquisition Trust (06-CH2-AF3)

5.46%	09/25/29	172,672	107,505

JPMorgan Mortgage Trust (05-A6-7A1)

4.01% (8)	08/25/35	10,560	8,823

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Lehman XS Trust (06-9-A1B)

5.34% (1 mo. USD LIBOR + 0.320%)(3),(5)	05/25/46	$130	$—

Merrill Lynch Alternative Note Asset Trust (07-A1-A2B)

5.32% (1 mo. USD LIBOR + 0.300%)(3)	01/25/37	280,882	89,232

Merrill Lynch Alternative Note Asset Trust (07-A3-A2D)

5.68% (1 mo. USD LIBOR + 0.660%)(3),(5)	04/25/37	1,251,739	55,865

MFA Trust (21-RPL1-A2)

2.07% (1),(8)	07/25/60	100,000	82,051

Morgan Stanley ABS Capital I, Inc. Trust (06-HE4-A4)

5.50% (1 mo. USD LIBOR + 0.480%)(3)	06/25/36	236,752	125,984

Morgan Stanley Capital, Inc. (07-HE2-A2B)

5.11% (1 mo. USD LIBOR + 0.090%)(3)	01/25/37	147,000	69,417

MortgageIT Trust (05-1-1A1)

5.66% (1 mo. USD LIBOR + 0.640%)(3)	02/25/35	12,469	11,927

Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D)

5.56% (1 mo. USD LIBOR + 0.540%)(3)	03/25/37	58,338	55,400

RESIMAC Premier Series (21-1A-A1)

5.59% (1 mo. USD LIBOR + 0.700%)(1),(3)	07/10/52	110,398	109,807

Structured Adjustable Rate Mortgage Loan Trust (04-18-4A1)

4.68% (8)	12/25/34	13,905	13,460

Structured Asset Mortgage Investments II Trust (05-AR6-2A1)

5.64% (1 mo. USD LIBOR + 0.620%)(3)	09/25/45	22,341	19,612

Structured Asset Mortgage Investments, Inc. (06-AR3-22A1)

3.68% (8)	05/25/36	130,936	72,470

Total Residential Mortgage-Backed Securities — Non-Agency

(Cost: $2,003,132)			1,513,869

U.S. TREASURY SECURITIES — 2.8%

U.S. Treasury Bond

3.63%	02/15/53	271,000	268,713

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

April 30, 2023

Issues	Maturity Date	Principal Amount	Value

U.S. TREASURY SECURITIES (Continued)

U.S. Treasury Inflation Indexed Bond (TIPS)

1.13%	01/15/33	$138,337	$137,117

1.25%	04/15/28	121,336	121,242

Total U.S. Treasury Securities

(Cost: $516,217)			527,072

Total Fixed Income Securities

(Cost: $21,237,118)			19,791,908

Issues	Shares	Value

MONEY MARKET INVESTMENTS — 6.5%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.76%(11)	1,205,178	$1,205,178

Total Money Market Investments

(Cost: $1,205,178)		1,205,178

INVESTMENT COMPANIES — 3.1%

TCW Emerging Markets Income Fund — I

Class(12)	94,523	577,537

Total Investment Companies

(Cost: $722,910)		577,537

COMMON STOCK — 0.0%

TELECOMMUNICATIONS — 0.0%

Intelsat S.A.(5),(13)	344	$9,052

Total Common Stock

(Cost: $32,008)		9,052

RIGHTS — 0.0%

Intelsat S.A.(5),(13)	35	—

Intelsat S.A.(5),(13)	35	—

Total Rights

(Cost: $—)		—

Total Investments (116.4%) (Cost: $23,197,214)		21,583,675

Liabilities In Excess Of Other Assets (-16.4%)		(3,041,516)

Net Assets (100.0%)		$18,542,159

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (14)
Citibank N.A.	AUD	43,701	07/14/23	$29,480	$28,970	$(510)
Goldman Sachs & Co.	CHF	82,000	07/14/23	91,533	92,886	1,353
Goldman Sachs & Co.	CLP	23,357,000	07/14/23	28,763	28,838	75
Goldman Sachs & Co.	CNH	4,669,234	07/14/23	683,765	678,231	(5,534)
Citibank N.A.	CZK	569,000	07/14/23	26,628	26,664	36
Citibank N.A.	EUR	20,157	05/02/23	22,171	22,253	82
Goldman Sachs & Co.	EUR	707,324	07/14/23	776,838	784,046	7,208
State Street Bank & Trust Co.	EUR	19,000	07/14/23	20,846	21,061	215
Citibank N.A.	GBP	18,499	05/02/23	23,139	23,251	112
Goldman Sachs & Co.	GBP	33,000	07/14/23	41,137	41,539	402
Goldman Sachs & Co.	IDR	529,570,339	07/14/23	35,658	36,038	380
State Street Bank & Trust Co.	JPY	261,733,000	07/14/23	2,014,648	1,943,588	(71,060)
Goldman Sachs & Co.	KRW	14,221,000	07/14/23	10,650	10,671	21
Citibank N.A.	NOK	199,000	07/14/23	19,339	18,678	(661)
Goldman Sachs & Co.	PEN	35,516	07/14/23	9,360	9,535	175
Goldman Sachs & Co.	PLN	52,000	07/14/23	12,183	12,482	299
Citibank N.A.	PLN	87,605	07/14/23	20,296	21,028	732
Goldman Sachs & Co.	SGD	20,000	07/14/23	15,187	15,032	(155)
Citibank N.A.	THB	1,320,551	07/14/23	38,730	38,947	217
Citibank N.A.	ZAR	337,103	07/14/23	18,283	18,316	33

				$3,938,634	$3,872,054	$(66,580)

SELL (15)
Citibank N.A.	AUD	36,000	07/14/23	$24,430	$23,866	$564
Goldman Sachs & Co.	BRL	1,558	07/14/23	303	307	(4)
Goldman Sachs & Co.	CAD	161,768	07/14/23	120,406	119,445	961
Goldman Sachs & Co.	CHF	41,000	07/14/23	45,577	46,443	(866)
Goldman Sachs & Co.	COP	4,853,486	07/14/23	1,042	1,025	17
Citibank N.A.	CZK	595,516	07/14/23	27,656	27,908	(252)
Citibank N.A.	EUR	20,000	07/14/23	22,089	22,169	(80)
Goldman Sachs & Co.	GBP	275,242	07/14/23	342,993	346,453	(3,460)
Citibank N.A.	GBP	18,000	07/14/23	22,549	22,657	(108)
Goldman Sachs & Co.	ILS	13,674	07/14/23	3,783	3,770	13
State Street Bank & Trust Co.	JPY	5,783,000	07/14/23	44,315	42,944	1,371
Goldman Sachs & Co.	KRW	177,774,687	07/14/23	136,046	133,399	2,647
Goldman Sachs & Co.	MXN	1,695,934	07/14/23	91,251	92,650	(1,399)
Goldman Sachs & Co.	MYR	232,804	07/14/23	53,216	52,448	768
Citibank N.A.	NOK	4,370,000	07/14/23	420,454	410,150	10,304
Citibank N.A.	NZD	828,000	07/17/23	517,094	511,227	5,867
Goldman Sachs & Co.	PLN	119,331	07/14/23	27,739	28,644	(905)
Goldman Sachs & Co.	RON	384,539	07/14/23	84,706	85,989	(1,283)
Goldman Sachs & Co.	SEK	424,000	07/14/23	40,832	41,489	(657)
Goldman Sachs & Co.	SGD	98,107	07/14/23	73,807	73,734	73
Citibank N.A.	THB	464,732	07/14/23	13,742	13,706	36
Citibank N.A.	ZAR	889,604	07/14/23	48,379	48,335	44

				$2,162,409	$2,148,758	$13,651

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

April 30, 2023

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
9	2 Year Euro SCHWATZ Futures	06/8/23	$1,050,957	$1,049,987	$(970)
12	2-Year U.S. Treasury Note Futures	06/30/23	2,457,615	2,473,969	16,354
4	5-Year Canadian Bond Futures	06/21/23	329,257	335,855	6,598
7	5-Year U.S. Treasury Note Futures	06/30/23	754,316	768,195	13,879
1	Euro-Bobl Futures	06/8/23	130,837	130,239	(598)
1	U.S. Ultra Long Bond Futures	06/21/23	135,430	141,407	5,977

			$4,858,412	$4,899,652	$41,240

Short Futures
12	10-Year U.S. Treasury Note Futures	06/21/23	$(1,422,196)	$(1,457,437)	$(35,241)
1	2-Year Canadian Bond Futures	06/21/23	(76,858)	(76,421)	437
2	Euro-Bund Futures	06/8/23	(298,077)	(299,317)	(1,240)
1	Long Gilt Futures	06/28/23	(127,096)	(127,525)	(429)

			$(1,924,227)	$(1,960,700)	$(36,473)

Centrally Cleared — Interest Rate Swap Agreements

Notional Amount		Expiration Date	Payment Made by Fund Frequency	Payment Made by Fund	Payment Received by Fund Frequency	Payment Received by Fund	Unrealized Appreciation (Depreciation)	Premium Paid	Value
$500,000	(16)	06/16/25	Annual	12 Month Sterling Overnight Index Average	Annual	4.08%	$(4,674)	$—	$(4,674)
EUR 600,000	(16)	06/16/25	Annual	12 Month Euro Short-Term Rate	Annual	3.50%	2,943	1,198	4,141
EUR 180,000	(16)	06/16/28	Annual	12 Month Euro Short-Term Rate	Annual	2.75%	(372)	—	(372)

							$(2,103)	$1,198	$(905)

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
EETC	Enhanced Equipment Trust Certificate.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
TBA	To Be Announced.
AUD	Australian Dollar.
BRL	Brazilian Real.
CAD	Canadian Dollar.
CHF	Swiss Franc.
CLP	Chilean Peso.
CNH	Chinese Yuan Renminbi.
CNY	Chinese Yuan.
COP	Colombian Peso.
CZK	Czech Koruna.
EUR	Euro Currency.
GBP	British Pound Sterling.
HUF	Hungarian Forint.
IDR	Indonesian Rupiah.
ILS	Israeli Shekel.
JPY	Japanese Yen.
KRW	South Korean Won.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.
NOK	Norwegian Krona.
NZD	New Zealand Dollar.
PEN	Peruvian Nuevo Sol.
PLN	Polish Zloty.
RON	Romanian New Leu.
SEK	Swedish Krona.
SGD	Singapore Dollar.
THB	Thai Baht.
ZAR	South African Rand.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2023, the value of these securities amounted to $3,539,496 or 19.1% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2023, the value of these securities amounted to $5,214,575 or 28.1% of net assets.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2023.
(4)	Perpetual maturity.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(6)	Restricted security (Note 11).
(7)	Security is not accruing interest.
(8)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(9)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(10)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(11)	Rate disclosed is the 7-day net yield as of April 30, 2023.
(12)	Affiliated issuer.
(13)	Non-income producing security.
(14)	Fund buys foreign currency, sells U.S. Dollar.
(15)	Fund sells foreign currency, buys U.S. Dollar.
(16)	This instrument has a forward starting effective date. See Note 2, Significant Accounting Policies in the Notes to Financial Statements for further information.

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

April 30, 2023

The summary of the TCW Global Bond Fund transactions in the affiliated fund for the period ended April 30, 2023 is as follows:

Name of Affiliated Fund	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Number of Shares Held April 30, 2023	Value at April 30, 2023	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Emerging Markets Income Fund — I Class
	$561,009	$17,698	$45,214	94,523	$577,537	$15,382	$—	$(16,515)	$60,559

Total					$577,537	$15,382	$—	$(16,515)	$60,559

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Investments by Sector (Unaudited)	April 30, 2023

Sector	Percentage of Net Assets
Foreign Government Bonds	39.7%
Corporate Bonds	29.8
Residential Mortgage-Backed Securities — Agency	20.8
Residential Mortgage-Backed Securities — Non-Agency	8.2
Money Market Investments	6.5
Asset-Backed Securities	4.2
Investment Companies	3.1
U.S. Treasury Securities	2.8
Commercial Mortgage-Backed Securities — Non-Agency	0.8
Municipal Bonds	0.4
Commercial Mortgage-Backed Securities — Agency	0.1
Common Stock	0.0 **
Rights	0.0 **
Other *	(16.4)

Total	100.0%

*	Includes capstock, futures, pending trades, swap agreements, interest receivable and accrued expenses payable.
**	Amount rounds to less than 0.1%.

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Investments by Country (Unaudited)

Country	Percentage of Net Assets
Australia	2.2%
Bermuda	0.6
Brazil	0.2
Canada	3.3
Cayman Islands	3.9
Chile	1.1
China	4.7
Colombia	0.1
Czech Republic	0.1
France	5.3
Germany	1.2
Great Britain	6.1
Hungary	1.4
Indonesia	0.8
Ireland	1.9
Israel	0.1
Italy	1.2
Japan	1.7
Kazakhstan	1.0
Luxembourg	0.7
Malaysia	0.7
Mexico	2.0
Netherlands	2.2
New Zealand	2.6
Norway	2.0
Panama	0.0
Poland	0.2
Portugal	0.5
Romania	0.3
Saudi Arabia	1.1
Singapore	0.6
South Africa	1.2
South Korea	2.6
Spain	1.1
Supranational	2.0
Sweden	0.3
Switzerland	1.5
Thailand	0.2
United States	57.7

Total	116.4%

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Fair Valuation Summary (Unaudited)	April 30, 2023

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds *	$—	$5,521,287	$—	$5,521,287
Municipal Bonds	—	79,521	—	79,521
Foreign Government Bonds	—	7,352,673	—	7,352,673
Asset-Backed Securities	—	774,631	—	774,631
Commercial Mortgage-Backed Securities — Agency	—	17,723	—	17,723
Commercial Mortgage-Backed Securities — Non-Agency	—	145,858	—	145,858
Residential Mortgage-Backed Securities — Agency	—	3,859,274	—	3,859,274
Residential Mortgage-Backed Securities — Non-Agency	—	1,458,004	55,865	1,513,869
U.S. Treasury Securities	268,713	258,359	—	527,072

Total Fixed Income Securities	268,713	19,467,330	55,865	19,791,908

Money Market Investments	1,205,178	—	—	1,205,178
Investment Companies	577,537	—	—	577,537
Common Stock	—	—	9,052	9,052
Rights	—	—	—	—

Total Investments	$2,051,428	$19,467,330	$64,917	$21,583,675

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	34,005	—	34,005
Futures Contracts
Interest Rate Risk	43,245	—	—	43,245
Swap Agreements
Interest Rate Risk	—	4,141	—	4,141

Total	$2,094,673	$19,505,476	$64,917	$21,665,066

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(86,934)	$—	$(86,934)
Futures Contracts
Interest Rate Risk	(38,478)	—	—	(38,478)
Swap Agreements
Interest Rate Risk	—	(5,046)	—	(5,046)

Total	$(38,478)	$(91,980)	$—	$(130,458)

*	See Schedule of Investments for corresponding industries.

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	April 30, 2023

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 92.7% of Net Assets

BANK LOANS — 8.0%

Airlines — 0.1%

American Airlines, Inc. 2021 Term Loan

10.00% (3 mo. USD LIBOR + 4.750%) (1)	04/20/28	$70,000	$70,573

Apparel — 0.2%

Hanesbrands, Inc. 2023 Term Loan B

8.73% (1 mo. USD Term SOFR + 3.750%) (1)	03/08/30	90,000	89,747

Chemicals — 0.5%

IRIS Holdings, Inc. Term Loan

9.80%-9.90% (3 mo. USD Term SOFR + 4.75%) (1)	06/28/28	100,495	90,433

Zep, Inc. 2017 1st Lien Term Loan

9.16% (3 mo. USD LIBOR + 4.000%) (1)	08/12/24	257,087	220,838

			311,271

Commercial Services — 0.8%

Neptune Bidco US, Inc. 2022 USD Term Loan B

10.00% (3 mo. USD Term SOFR + 5.000%) (1)	04/11/29	157,000	140,790

Spin Holdco, Inc. 2021 Term Loan

8.99% (3 mo. USD LIBOR + 4.000%) (1)	03/04/28	416,500	344,880

			485,670

Computers — 0.3%

TierPoint LLC 2021 Term Loan

8.77% (1 mo. USD LIBOR + 3.750%) (1)	05/05/26	191,095	186,049

Entertainment — 0.7%

Crown Finance US, Inc. 2022 DIP Term Loan

14.80%- 14.96% (1 mo. USD Term SOFR + 10.000%) (1)	09/07/23	399,212	407,199

Health Care-Products — 0.0%

Auris Luxembourg III Sarl 2019 USD Term Loan B2

8.91% — 9.12% (3 mo. USD LIBOR +3.7505) (1)	02/27/26	15,840	14,870

Health Care-Services — 0.6%

ADMI Corp. 2021 Term Loan B2

8.40% (1 mo. USD LIBOR + 3.375%) (1)	12/23/27	269,500	254,762

eResearchTechnology, Inc. 2020 1st Lien Term Loan

9.60% (1 mo. USD Term SOFR + 4.500%) (1)	02/04/27	127,060	120,549

			375,311

Issues	Maturity Date	Principal Amount	Value

Internet — 0.2%

MH Sub I LLC 2023 Term Loan

0.00% (1)(2)	04/20/28	$89,358	$86,045

Machinery-Diversified — 1.1%

ASP Blade Holdings, Inc. Initial Term Loan

9.16% (3 mo. USD LIBOR + 4.000%) (1)	10/13/28	553,412	472,398

Titan Acquisition Ltd. 2018 Term Loan B

8.15% (3 mo. USD LIBOR + 3.000%) (1)	03/28/25	195,515	187,671

			660,069

Media — 0.2%

DirecTV Financing LLC Term Loan

10.02% (1 mo. USD LIBOR + 5.000%) (1)	08/02/27	144,455	139,038

Packaging & Containers — 1.4%

Clydesdale Acquisition Holdings, Inc. Term Loan B

9.26% (1 mo. USD Term SOFR + 4.175%) (1)	04/13/29	297,750	291,423

Plaze, Inc. 2020 Incremental Term Loan

10.75% (3 mo. USD LIBOR + 2.750%) (1)	08/03/26	209,637	193,740

Proampac PG Borrower LLC 2020 Term Loan

8.93%-9.01% (3 mo. USD LIBOR + 3.750%) (1)	11/03/25	372,429	367,697

			852,860

Pharmaceuticals — 0.4%

Elanco Animal Health, Inc. Term Loan B

6.65% (1 mo. USD Term SOFR + 1.750%) (1)	08/01/27	259,817	252,786

Retail — 0.1%

1011778 B.C. Unlimited Liability Co. Term Loan B4

6.77% (1 mo. USD LIBOR + 1.750%) (1)	11/19/26	78,009	77,381

Software — 0.9%

CDK Global, Inc. 2022 USD Term Loan B

9.15% (3 mo. USD Term SOFR + 4.250%) (1)	07/06/29	174,563	174,609

CT Technologies Intermediate Holdings, Inc. 2021 Term Loan B

9.27% (1 mo. USD LIBOR + 4.250%) (1)	12/16/25	142,100	135,240

Open Text Corp. 2022 Term Loan B

8.58% (1 mo. USD Term SOFR + 3.500%) (1)	01/31/30	212,966	213,099

			522,948

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Telecommunications — 0.5%

SBA Senior Finance II LLC 2018 Term Loan B

6.78% (1 mo. USD LIBOR + 1.750%) (1)	04/11/25	$259,393	$259,467

Total Bank Loans

(Cost: $5,003,490)			4,791,284

CORPORATE BONDS — 84.7%

Aerospace & Defense — 1.4%

TransDigm, Inc.

4.63%	01/15/29	135,000	122,344

6.25% (3)	03/15/26	418,000	420,830

6.75% (3)	08/15/28	305,000	309,904

			853,078

Agriculture — 0.6%

BAT Capital Corp.

5.28%	04/02/50	401,000	333,408

Auto Manufacturers — 2.0%

Allison Transmission, Inc.

3.75% (3)	01/30/31	100,000	85,625

Ford Motor Credit Co. LLC

3.37%	11/17/23	1,100,000	1,086,250

			1,171,875

Banks — 2.7%

Bank of America Corp.

4.38% (U.S. 5-year Treasury Constant Maturity Rate + 2.760%) (1)(4)	01/27/27	225,000	192,170

Bank of New York Mellon Corp. (The)

3.75% (U.S. 5-year Treasury Constant Maturity Rate + 2.630%) (1)(4)	12/20/26	285,000	236,984

Credit Suisse Group AG (Switzerland)

6.37% (SOFR + 3.340%) (3)(1)	07/15/26	85,000	83,003

6.54% (SOFR + 3.920%) (3)	08/12/33	405,000	412,847

9.02% (SOFR + 5.020%) (3)	11/15/33	250,000	296,667

JPMorgan Chase & Co.

3.65% (U.S. 5-year Treasury Constant Maturity Rate + 2.850%) (1)(4)	06/01/26	95,000	83,524

US Bancorp

3.70% (U.S. 5-year Treasury Constant Maturity Rate + 2.541%) (1)(4)	01/15/27	400,000	308,212

			1,613,407

Issues	Maturity Date	Principal Amount	Value

Beverages — 0.4%

Primo Water Holdings, Inc.

4.38% (3)	04/30/29	$300,000	$264,848

Biotechnology — 0.6%

Amgen, Inc.

5.25%	03/02/33	150,000	154,367

Grifols Escrow Issuer SA

4.75% (3)	10/15/28	250,000	201,072

			355,439

Chemicals — 3.2%

ASP Unifrax Holdings, Inc.

5.25% (3)	09/30/28	412,000	340,028

Axalta Coating Systems LLC

3.38% (3)	02/15/29	250,000	217,600

Cheever Escrow Issuer LLC

7.13% (3)	10/01/27	200,000	191,260

Herens Holdco Sarl

4.75% (3)	05/15/28	400,000	331,952

International Flavors & Fragrances, Inc.

2.30% (3)	11/01/30	185,000	150,472

SCIH Salt Holdings, Inc.

4.88% (3)	05/01/28	70,000	63,158

SCIL IV LLC / SCIL USA Holdings LLC

5.38% (3)	11/01/26	64,000	58,989

SK Invictus Intermediate II Sarl

5.00% (3)	10/30/29	487,000	415,080

Valvoline, Inc.

3.63% (3)	06/15/31	150,000	124,860

			1,893,399

Commercial Services — 3.3%

ADT Security Corp. (The)

4.13%	06/15/23	525,000	524,228

Adtalem Global Education, Inc.

5.50% (3)	03/01/28	158,000	150,753

Block, Inc.

3.50%	06/01/31	125,000	102,187

Carriage Services, Inc.

4.25% (3)	05/15/29	277,000	233,187

Gartner, Inc.

3.75% (3)	10/01/30	80,000	70,100

4.50% (3)	07/01/28	296,000	278,679

Prime Security Services Borrower LLC / Prime Finance, Inc.

3.38% (3)	08/31/27	100,000	89,688

Upbound Group, Inc.

6.38% (3)	02/15/29	500,000	440,000

WASH Multifamily Acquisition, Inc.

5.75% (3)	04/15/26	80,000	75,276

			1,964,098

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

April 30, 2023

Issues	Maturity Date	Principal Amount	Value

Computers — 2.5%

Booz Allen Hamilton, Inc.

3.88% (3)	09/01/28	$468,000	$429,305

NCR Corp.

5.13% (3)	04/15/29	330,000	285,839

5.25% (3)	10/01/30	616,000	518,525

Science Applications International Corp.

4.88% (3)	04/01/28	275,000	259,969

			1,493,638

Diversified Financial Services — 1.5%

American Express Co.

3.55% (U.S. 5-year Treasury Constant Maturity Rate + 2.854%) (1)(4)	09/15/26	230,000	195,733

Charles Schwab Corp. (The)

5.00% (U.S. 5-year Treasury Constant Maturity Rate + 3.256%) (1)(4)	06/01/27	265,000	229,225

Jane Street Group / JSG Finance, Inc.

4.50% (3)	11/15/29	540,000	485,779

			910,737

Electric — 0.7%

FirstEnergy Corp.

2.65%	03/01/30	395,000	341,580

5.10%	07/15/47	96,000	88,837

			430,417

Electronics — 0.1%

Coherent Corp.

5.00% (3)	12/15/29	65,000	58,551

Engineering & Construction — 0.3%

Artera Services LLC

9.03% (3)	12/04/25	195,000	168,312

Entertainment — 4.1%

Banijay Entertainment SASU

5.38% (3)	03/01/25	225,000	219,654

Caesars Resort Collection LLC / CRC Finco, Inc.

5.75% (3)	07/01/25	600,000	605,826

CDI Escrow Issuer, Inc.

5.75% (3)	04/01/30	92,000	88,904

Churchill Downs, Inc.

4.75% (3)	01/15/28	70,000	66,370

Cinemark USA, Inc.

5.25% (3)	07/15/28	70,000	63,234

Everi Holdings, Inc.

5.00% (3)	07/15/29	225,000	201,026

Live Nation Entertainment, Inc.

4.75% (3)	10/15/27	115,000	106,806

Issues	Maturity Date	Principal Amount	Value

Entertainment (Continued)

Penn Entertainment, Inc.

4.13% (3)	07/01/29	$410,000	$346,450

5.63% (3)	01/15/27	65,000	61,860

WarnerMedia Holdings, Inc.

5.14% (3)	03/15/52	850,000	680,417

			2,440,547

Food — 6.1%

Chobani LLC / Chobani Finance Corp, Inc.

4.63% (3)	11/15/28	75,000	68,892

JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.

3.75% (3)	12/01/31	130,000	108,756

5.75% (3)	04/01/33	1,010,000	970,832

Nathan’s Famous, Inc.

6.63% (3)	11/01/25	8,000	8,040

Pilgrim’s Pride Corp.

3.50%	03/01/32	1,475,000	1,190,428

5.88% (3)	09/30/27	170,000	169,511

6.25%	07/01/33	150,000	148,230

Post Holdings, Inc.

5.75% (3)	03/01/27	300,000	297,000

Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed

4.63% (3)	03/01/29	580,000	479,573

Smithfield Foods, Inc.

5.20% (3)	04/01/29	217,000	201,953

			3,643,215

Health Care-Products — 2.1%

Embecta Corp.

6.75% (3)	02/15/30	500,000	454,920

Hologic, Inc.

3.25% (3)	02/15/29	55,000	49,508

Medline Borrower LP

3.88% (3)	04/01/29	135,000	118,800

Teleflex, Inc.

4.25% (3)	06/01/28	687,000	644,949

			1,268,177

Health Care-Services — 10.5%

Catalent Pharma Solutions, Inc.

3.50% (3)	04/01/30	325,000	275,876

5.00% (3)	07/15/27	350,000	336,541

Centene Corp.

2.45%	07/15/28	855,000	746,492

2.63%	08/01/31	250,000	204,715

3.00%	10/15/30	75,000	63,995

4.25%	12/15/27	1,020,000	975,650

HealthEquity, Inc.

4.50% (3)	10/01/29	245,000	219,300

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Health Care-Services (Continued)

IQVIA, Inc.

5.00% (3)	05/15/27	$228,000	$223,538

ModivCare Escrow Issuer, Inc.

5.00% (3)	10/01/29	375,000	302,820

ModivCare, Inc.

5.88% (3)	11/15/25	80,000	76,521

Molina Healthcare, Inc.

3.88% (3)	11/15/30	650,000	568,750

3.88% (3)	05/15/32	200,000	171,906

Prime Healthcare Services, Inc.

7.25% (3)	11/01/25	420,000	375,900

Tenet Healthcare Corp.

4.63%	07/15/24	930,000	923,409

4.88%	01/01/26	810,000	798,757

			6,264,170

Household Products/Wares — 0.4%

Central Garden & Pet Co.

4.13%	10/15/30	240,000	206,004

Spectrum Brands, Inc.

5.00% (3)	10/01/29	65,000	59,475

			265,479

Housewares — 0.8%

Newell Brands, Inc.

4.88%	06/01/25	349,000	340,546

6.00%	04/01/46	145,000	113,100

			453,646

Insurance — 0.5%

Acrisure LLC / Acrisure Finance, Inc.

4.25% (3)	02/15/29	335,000	281,678

Internet — 1.0%

Cogent Communications Group, Inc.

7.00% (3)	06/15/27	225,000	223,850

Gen Digital, Inc.

6.75% (3)	09/30/27	53,000	53,486

Netflix, Inc.

4.63%	05/15/29	100,000	112,976

Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc.

4.75% (3)	04/30/27	200,000	175,000

			565,312

Iron & Steel — 0.2%

ATI, Inc.

5.13%	10/01/31	130,000	117,650

Lodging — 1.1%

Hilton Domestic Operating Co., Inc.

3.63% (3)	02/15/32	325,000	277,651

Issues	Maturity Date	Principal Amount	Value

Lodging (Continued)

Wyndham Hotels & Resorts, Inc.

4.38% (3)	08/15/28	$387,000	$360,765

			638,416

Machinery-Construction & Mining — 0.5%

BWX Technologies, Inc.

4.13% (3)	06/30/28	330,000	307,534

Media — 9.4%

Block Communications, Inc.

4.88% (3)	03/01/28	355,000	308,850

Cable One, Inc.

4.00% (3)	11/15/30	640,000	521,600

CCO Holdings LLC / CCO Holdings Capital Corp.

4.50%	05/01/32	160,000	128,400

4.75% (3)	03/01/30	100,000	86,177

5.50% (3)	05/01/26	1,525,000	1,501,332

CSC Holdings LLC

6.50% (3)	02/01/29	870,000	727,379

7.50% (3)	04/01/28	385,000	241,095

Diamond Sports Group LLC / Diamond Sports Finance Co.

5.38% (3)	08/15/26	540,000	36,787

DISH DBS Corp.

5.25% (3)	12/01/26	550,000	421,139

7.38%	07/01/28	607,000	304,180

7.75%	07/01/26	30,000	17,475

DISH Network Corp.

11.75% (3)	11/15/27	115,000	108,869

Gray Escrow II, Inc.

5.38% (3)	11/15/31	400,000	257,208

Nexstar Media, Inc.

4.75% (3)	11/01/28	75,000	66,069

Sirius XM Radio, Inc.

3.88% (3)	09/01/31	520,000	393,531

Tele Columbus AG

3.88% (5)	05/02/25	100,000	73,692

VZ Secured Financing BV

3.50% (5)	01/15/32	190,000	164,185

5.00% (3)	01/15/32	255,000	213,285

			5,571,253

Miscellaneous Manufacturers — 0.4%

General Electric Co.

5.34% (3 mo. USD LIBOR + 0.480%)	08/15/36	52,000	45,496

8.20% (3 mo. USD LIBOR + 3.330%) (1)(4)	06/15/23	214,000	214,368

			259,864

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

April 30, 2023

Issues	Maturity Date	Principal Amount	Value

Oil & Gas — 1.3%

Petroleos Mexicanos

7.69%	01/23/50	$65,000	$43,372

SM Energy Co.

6.50%	07/15/28	330,000	313,068

Transocean Titan Financing, Ltd.

8.38% (3)	02/01/28	400,000	407,500

Valaris, Ltd.

8.25%	04/30/28	5,000	5,200

			769,140

Oil & Gas Services — 0.3%

Archrock Partners LP / Archrock Partners Finance Corp.

6.25% (3)	04/01/28	200,000	192,132

Packaging & Containers — 4.9%

Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.

5.25% (3)	08/15/27	500,000	429,375

5.25% (3)	08/15/27	50,000	42,818

Ball Corp.

6.88%	03/15/28	600,000	623,652

Clearwater Paper Corp.

4.75% (3)	08/15/28	364,000	328,044

Graphic Packaging International LLC

4.13%	08/15/24	725,000	715,031

Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc.

4.38% (3)	10/15/28	280,000	247,971

Sealed Air Corp.

4.00% (3)	12/01/27	362,000	338,470

Silgan Holdings, Inc.

4.13%	02/01/28	125,000	117,008

Trivium Packaging Finance BV (Netherlands)

5.50% (3)	08/15/26	55,000	53,447

			2,895,816

Pharmaceuticals — 1.2%

180 Medical, Inc.

3.88% (3)	10/15/29	138,000	123,165

Bausch Health Cos, Inc. (Canada)

5.75% (3)	08/15/27	18,000	12,465

Kevlar SpA

6.50% (3)	09/01/29	250,000	208,213

Prestige Brands, Inc.

3.75% (3)	04/01/31	215,000	182,419

Teva Pharmaceutical Finance Netherlands III BV

8.13%	09/15/31	170,000	179,683

			705,945

Issues	Maturity Date	Principal Amount	Value

Pipelines — 6.4%

DCP Midstream Operating LP

5.60%	04/01/44	$136,000	$131,169

Energy Transfer LP

6.63% (3 mo. USD LIBOR + 4.155%) (1)(4)	02/15/28	897,000	688,715

Global Partners LP / GLP Finance Corp.

6.88%	01/15/29	540,000	506,601

NGL Energy Operating LLC / NGL Energy Finance Corp.

7.50% (3)	02/01/26	260,000	250,583

Rockies Express Pipeline LLC

4.80% (3)	05/15/30	30,000	26,775

6.88% (3)	04/15/40	541,000	472,104

TransMontaigne Partners LP / TLP Finance Corp.

6.13%	02/15/26	712,000	619,653

Venture Global Calcasieu Pass LLC

3.88% (3)	11/01/33	65,000	54,938

4.13% (3)	08/15/31	600,000	532,290

6.25% (3)	01/15/30	500,000	505,000

			3,787,828

REIT — 3.7%

American Assets Trust LP

3.38%	02/01/31	475,000	378,394

GLP Capital LP / GLP Financing II, Inc.

5.75%	06/01/28	473,000	466,104

Hudson Pacific Properties LP

3.25%	01/15/30	132,000	82,748

4.65%	04/01/29	80,000	55,545

VICI Properties LP / VICI Note Co., Inc.

3.88% (3)	02/15/29	34,000	30,584

4.50% (3)	01/15/28	40,000	37,567

4.63% (3)	06/15/25	512,000	498,412

5.63% (3)	05/01/24	106,000	105,582

5.75% (3)	02/01/27	554,000	550,826

			2,205,762

Retail — 3.6%

Fertitta Entertainment

4.63% (3)	01/15/29	325,000	284,511

FirstCash, Inc.

5.63% (3)	01/01/30	165,000	153,463

Michaels Cos, Inc. (The)

5.25% (3)	05/01/28	480,000	395,904

7.88% (3)	05/01/29	125,000	83,908

Papa John’s International, Inc.

3.88% (3)	09/15/29	270,000	233,777

Yum! Brands, Inc.

3.88%	11/01/23	1,000,000	992,500

			2,144,063

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Software — 0.7%

Alteryx, Inc.

8.75% (3)	03/15/28	$85,000	$82,875

Open Text Corp.

6.90% (3)	12/01/27	150,000	154,902

Oracle Corp.

6.25%	11/09/32	150,000	162,019

			399,796

Telecommunications — 6.2%

Altice France SA

5.13% (3)	01/15/29	200,000	149,000

5.50% (3)	10/15/29	450,000	338,071

8.13% (3)	02/01/27	250,000	223,978

CommScope, Inc.

4.75% (3)	09/01/29	455,000	371,981

Consolidated Communications, Inc.

6.50% (3)	10/01/28	195,000	152,588

Frontier Communications Holdings LLC

5.00% (3)	05/01/28	362,000	318,118

8.63% (3)	03/15/31	175,000	170,917

Global Switch Finance BV

1.38% (5)	10/07/30	115,000	106,876

Intelsat Jackson Holdings S. A.

6.50% (3)(6)	03/15/30	373,000	346,856

Level 3 Financing, Inc.

10.50% (3)	05/15/30	184,000	176,725

SES GLOBAL Americas Holdings, Inc.

5.30% (3)	03/25/44	559,000	416,781

Sprint Corp.

7.88%	09/15/23	435,000	438,913

Vmed O2 UK Financing I PLC

4.75% (3)	07/15/31	70,000	59,720

Zayo Group Holdings, Inc.

4.00% (3)	03/01/27	525,000	398,069

			3,668,593

Total Corporate Bonds

(Cost: $54,137,298)			50,357,223

Total Fixed Income Securities

(Cost: $59,140,788)			55,148,507

		Shares

COMMON STOCK — 0.0%

Electric — 0.0%

Homer City Holdings LLC — Series A (7)(8)		5,610	—

Total Common Stock

(Cost: $327,224)			—

Issues		Shares	Value

WARRANTS — 0.0%

Entertainment — 0.0%

Cineworld Group PLC (8)		42,717	$1,175

Total Warrants

(Cost: $0)			1,175

MONEY MARKET INVESTMENTS — 3.4%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.76% (9)		2,000,403	2,000,403

Total Money Market Investments

(Cost: $2,000,403)			2,000,403

	Maturity Date	Principal Amount

SHORT TERM INVESTMENTS — 3.0%

U.S. GOVERNMENT AGENCY OBLIGATION — 2.5%

(Cost: $1,479,750)

Federal Home Loan Banks

5.00% (10)	08/09/23	$1,500,000	1,479,671

U.S. TREASURY SECURITIES — 0.5% (Cost: $293,117)

U.S. Treasury Bill

4.98% (10)	10/19/23	300,000	293,142

Total Short Term Investments

(Cost: $1,772,867)			1,772,813

Total Investments (99.1%)

(Cost: $63,241,282)			58,922,898

Excess Of Other Assets Over Liabilities (0.9%)			556,566

Net Assets (100.0%)			$59,479,464

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

April 30, 2023

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
63	5-Year U.S. Treasury Note Futures	06/30/23	$6,805,734	$6,913,758	$108,024

			$6,805,734	$6,913,758	$108,024

Short Futures
14	10-Year U.S. Treasury Note Futures	06/21/23	$(1,654,186)	$(1,700,344)	$(46,158)
3	Euro-Bobl Futures	06/8/23	(380,855)	(390,717)	(9,862)
4	U.S. Ultra Long Bond Futures	06/21/23	(537,157)	(565,625)	(28,468)

			$(2,572,198)	$(2,656,686)	$(84,488)

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (11)
Citibank N.A.	EUR	67,386	05/03/23	$74,337	$74,394	$57

SELL (12)
Citibank N.A.	EUR	422,000	07/14/23	$464,179	$467,774	$(3,595)

Notes to the Schedule of Investments:

EETC	Enhanced Equipment Trust Certificate.
REIT	Real Estate Investment Trust.
EUR	Euro Currency.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2023.
(2)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2023, the value of these securities amounted to $32,842,175 or 55.2% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(4)	Perpetual maturity.
(5)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2023, the value of these securities amounted to $344,753 or 0.6% of net assets.
(6)	Restricted security (Note 11).
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(8)	Non-income producing security.
(9)	Rate disclosed is the 7-day net yield as of April 30, 2023.
(10)	Rate shown represents yield-to-maturity.
(11)	Fund sells foreign currency, buys U.S. Dollar.
(12)	Fund buys foreign currency, sells U.S. Dollar.

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Investments by Sector (Unaudited)	April 30, 2023

Sector	Percentage of Net Assets
Corporate Bonds	84.7%
Bank Loans	8.0
Money Market Investments	3.4
U.S. Government Agency Obligations	2.5
U.S. Treasury Securities	0.5
Warrants	0.0	**
Common Stock	0.0	**
Other*	0.9

Total	100.0%

*	Includes capstock, futures, pending trades, interest receivable and accrued expenses payable.
**	Amount rounds to less than 0.1%.

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Fair Valuation Summary (Unaudited)	April 30, 2023

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Bank Loans*	$—	$4,791,284	$—	$4,791,284
Corporate Bonds*	—	50,357,223	—	50,357,223

Total Fixed Income Securities	—	55,148,507	—	55,148,507

Common Stock*	—	—	—	—
Warrants*	—	1,175	—	1,175

Money Market Investments	2,000,403	—	—	2,000,403
Short-Term Investments	293,142	1,479,671	—	1,772,813

Total Investments	$2,293,545	$56,629,353	$—	$58,922,898

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	57	—	57
Futures Contracts
Interest Rate Risk	108,024	—	—	108,024

Total Investments	$2,401,569	$56,629,410	$—	$59,030,979

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(84,488)	$—	$—	$(84,488)
Forward Currency Contracts
Foreign Currency Risk	—	(3,595)	—	(3,595)

Total	$(84,488)	$(3,595)	$—	$(88,083)

*	See Schedule of Investments for corresponding industries.

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 94.4% of Net Assets

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 2.0%

Fannie Mae (14-M11-1A)

3.19% (1)	08/25/24	$15,501	$15,073

Freddie Mac Multifamily Structured Pass Through Certificates (KF68-A)

5.35% (1 mo. USD LIBOR + 0.490%) (2)	07/25/26	45,623	45,554

Freddie Mac Multifamily Structured Pass Through Certificates (KJ34-A1)

0.68%	06/25/26	10,950	10,154

Freddie Mac Multifamily Structured Pass Through Certificates (KL05-X1HG) (I/O)

1.37% (1)	12/25/27	500,000	21,082

Freddie Mac Multifamily Structured Pass Through Certificates (KS06-X) (I/O)

1.17% (1)	08/25/26	551,933	12,654

Freddie Mac Multifamily Structured Pass Through Certificates (KJ29-A1)

0.74%	01/25/26	18,462	17,787

Freddie Mac Multifamily Structured Pass-Through Certificates (K723-X1) (I/O)

1.03% (1)	08/25/23	1,265,142	1,314

Freddie Mac Multifamily Structured Pass-Through Certificates (KJ31-A1)

0.57%	05/25/26	10,046	9,626

Freddie Mac Multifamily Structured Pass-Through Certificates (KJ32-A1)

0.52%	06/25/25	18,536	17,664

Freddie Mac Multifamily Structured Pass-Through Certificates (KS07-X) (I/O)

0.75% (1)	09/25/25	239,102	3,266

FRESB Mortgage Trust (15-SB3-A3)

5.41% (1 mo. USD LIBOR + 0.550%) (2)	01/25/43	2,001	1,989

Ginnie Mae (08-92-E)

5.56% (1)	03/16/44	4,807	4,747

Ginnie Mae (10-159-D)

4.56% (1)	09/16/44	6,339	6,210

Ginnie Mae (11-165-IO) (I/O)

0.01% (1)	10/16/51	211,688	2

Total Commercial Mortgage-Backed Securities — Agency

(Cost: $207,896)			167,122

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 6.4%

BBCMS Trust (15-SRCH-XB) (I/O)

0.30% (1)(3)	08/10/35	2,000,000	16,128

BFLD Trust (20-OBRK-A)

7.05% (SOFR + 2.164%) (2)(3)	11/15/28	100,000	99,402

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Citigroup Commercial Mortgage Trust (14-GC23-XB) (I/O)

0.30% (1)	07/10/47	$3,784,000	$8,627

COMM Mortgage Trust (12-CR3-XA) (I/O)

1.38% (1)	10/15/45	185,070	412

COMM Mortgage Trust (12-CR4-XA) (I/O)

1.33% (1)	10/15/45	230,048	22

COMM Mortgage Trust (14-CR14-A2)

3.15%	02/10/47	61,639	61,311

COMM Mortgage Trust (14-CR19-XA) (I/O)

1.08% (1)	08/10/47	76,116	633

COMM Mortgage Trust (14-CR20-A3)

3.33%	11/10/47	14,698	14,208

COMM Mortgage Trust (15-LC23-A2)

3.22%	10/10/48	17,099	16,393

COMM Mortgage Trust (16-DC2-XA) (I/O)

1.08% (1)	02/10/49	719,816	14,309

FS Rialto (19-FL1-A)

5.93% (1 mo. USD LIBOR + 1.200%) (2)(3)	12/16/36	95,744	95,062

GS Mortgage Securities Trust (13-GC14-A4)

3.96%	08/10/46	4,589	4,580

JPMBB Commercial Mortgage Securities Trust (14-C18-XA) (I/O)

0.82% (1)	02/15/47	898,005	2,195

LoanCore Issuer, Ltd. (19-CRE3-AS)

6.32% (1 mo. USD LIBOR + 1.370%) (2)(3)	04/15/34	34,215	34,160

MF1, Ltd. (20-FL4-A)

6.70% (SOFR + 1.814) (2)(3)	11/15/35	11,839	11,846

Morgan Stanley Bank of America Merrill Lynch Trust (13-C12-XA) (I/O)

0.79% (1)	10/15/46	221,810	140

Morgan Stanley Bank of America Merrill Lynch Trust (14-C15-A3)

3.77%	04/15/47	3,927	3,914

SREIT Trust (21-MFP-A)

5.68% (1 mo. USD LIBOR + 0.731%) (2)(3)	11/15/38	100,000	96,607

Wells Fargo Commercial Mortgage Trust (15-NXS2-XA) (I/O)

0.74% (1)	07/15/58	1,404,141	14,198

WFRBS Commercial Mortgage Trust (14-C21-XA) (I/O)

1.15% (1)	08/15/47	1,421,934	12,441

WFRBS Commercial Mortgage Trust (14-C24-A3)

3.43%	11/15/47	37,918	36,709

Total Commercial Mortgage-Backed Securities — Non-Agency

(Cost: $656,553)			543,297

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

April 30, 2023

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 27.9%

Fannie Mae (03-11-FA)

6.02% (1 mo. USD LIBOR + 1.000%) (2)	09/25/32	$6,274	$6,375

Fannie Mae (06-23-FP) (PAC)

5.32% (1 mo. USD LIBOR + 0.300%) (2)	04/25/36	9,316	9,209

Fannie Mae (07-64-FA)

5.49% (1 mo. USD LIBOR + 0.470%) (2)	07/25/37	12,419	12,352

Fannie Mae (08-24-PF) (PAC)

5.67% (1 mo. USD LIBOR + 0.650%) (2)	02/25/38	5,432	5,469

Fannie Mae (10-118-GF) (PAC)

5.57% (1 mo. USD LIBOR + 0.550%) (2)	10/25/39	2,096	2,096

Fannie Mae (11-75-HP) (PAC)

2.50%	07/25/40	487	484

Fannie Mae (20-10-FA)

5.52% (1 mo. USD LIBOR + 0.500%) (2)	03/25/50	15,424	15,123

Fannie Mae (17-10-FA)

5.42% (1 mo. USD LIBOR + 0.400%) (2)	03/25/47	34,454	33,829

Fannie Mae, Pool #254548

5.50%	12/01/32	5,032	5,216

Fannie Mae, Pool #600187

7.00%	07/01/31	11,809	12,062

Fannie Mae, Pool #995364

6.00%	10/01/38	4,202	4,372

Fannie Mae, Pool #AL0851

6.00%	10/01/40	3,109	3,302

Fannie Mae, Pool #MA4492

2.00%	12/01/51	46,267	38,555

Freddie Mac (3071-TF) (PAC)

5.25% (1 mo. USD LIBOR + 0.300%) (2)	04/15/35	7,066	7,052

Freddie Mac (3300-FA)

5.25% (1 mo. USD LIBOR + 0.300%) (2)	08/15/35	15,651	15,509

Freddie Mac (3318-F)

5.20% (1 mo. USD LIBOR + 0.250%) (2)	05/15/37	18,561	18,212

Freddie Mac (4231-FD)

5.30% (1 mo. USD LIBOR + 0.350%) (2)	10/15/32	20,621	20,555

Freddie Mac, Pool #SD8194

2.50%	02/01/52	46,375	40,131

Freddie Mac, Pool #SD8199

2.00%	03/01/52	47,212	39,244

Freddie Mac (263-F5)

5.45% (1 mo. USD LIBOR + 0.500%) (2)	06/15/42	14,958	14,729

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Freddie Mac., Pool #SD8189

2.50%	01/01/52	$45,851	$39,750

Ginnie Mae II, Pool #80022

2.75% (U.S. 1-year Treasury Constant Maturity Rate + 1.500%) (2)	12/20/26	4,184	4,088

Ginnie Mae II, Pool #80636

2.63% (U.S. 1-year Treasury Constant Maturity Rate + 1.500%) (2)	09/20/32	2,978	2,901

Ginnie Mae II, Pool #80757

2.63% (U.S. 1-year Treasury Constant Maturity Rate + 1.500%) (2)	10/20/33	1,251	1,208

Ginnie Mae II, Pool #80797

2.63% (U.S. 1-year Treasury Constant Maturity Rate + 1.500%) (2)	01/20/34	13,687	13,315

Ginnie Mae II, Pool #80937

2.88% (U.S. 1-year Treasury Constant Maturity Rate + 1.500%) (2)	06/20/34	6,722	6,635

Ginnie Mae II TBA, 30 Year

2.50% (4)	01/01/52	300,000	265,620

5.00% (4)	10/01/52	25,000	24,892

4.50% (4)	08/01/52	50,000	49,032

Uniform Mortgage-Backed Securities TBA, 30-Year

2.00% (4)	12/01/51	100,000	83,146

2.50% (4)	01/01/52	275,000	238,010

3.00% (4)	03/01/52	200,000	179,805

3.50% (4)	04/01/52	125,000	116,208

4.00% (4)	06/01/52	200,000	191,250

4.50% (4)	07/01/52	225,000	219,964

5.00% (4)	09/01/52	425,000	422,592

5.50% (4)	10/01/52	225,000	226,907

Total Residential Mortgage-Backed Securities — Agency

(Cost: $2,389,999)			2,389,199

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 8.6%

ABFC Trust (02-WF2-A2)

6.15% (1 mo. USD LIBOR + 1.125%) (2)	05/25/32	15,671	15,489

BNC Mortgage Loan Trust (06-2-A4)

5.34% (1 mo. USD LIBOR + 0.320%) (2)	11/25/36	25,972	25,116

CIT Mortgage Loan Trust (07-1-1A)

6.37% (1 mo. USD LIBOR + 1.350%) (2)(3)	10/25/37	23,041	22,966

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1)

4.25% (1)	11/25/32	$7,221	$6,845

First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C)

6.02% (1 mo. USD LIBOR + 1.000%) (2)	08/25/34	8,513	7,928

JPMorgan Mortgage Acquisition Trust (07-CH4-A5)

5.26% (1 mo. USD LIBOR + 0.240%) (2)	05/25/37	46,161	45,707

JPMorgan Mortgage Trust (18-8-A3)

4.00% (1)(3)	01/25/49	43,208	41,014

Morgan Stanley Capital I, Inc. Trust (06-NC2-A2D)

5.60% (1 mo. USD LIBOR + 0.580%) (2)	02/25/36	27,151	26,416

New Century Home Equity Loan Trust (05-1-M1)

5.70% (1 mo. USD LIBOR + 0.675%) (2)	03/25/35	42,108	41,392

NovaStar Mortgage Funding Trust Series (05-1-M5)

6.10% (1 mo. USD LIBOR + 1.080%) (2)	06/25/35	20,221	20,149

Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates (05-2-M5)

6.00% (1 mo. USD LIBOR + 0.975%) (2)	04/25/35	51,716	51,282

Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D)

5.56% (1 mo. USD LIBOR + 0.540%)	03/25/37	36,169	34,348

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates (04-WHQ2-M4)

6.60% (1 mo. USD LIBOR + 1.575%) (2)	02/25/35	30,862	29,886

PRPM LLC (21-6-A1)

1.79% (3)	07/25/26	32,955	30,803

RASC Series Trust (05-EMX1-M1)

5.67% (1 mo. USD LIBOR + 0.645%) (2)	03/25/35	20,247	20,076

RASC Series Trust (06-KS3-M1)

5.52% (1 mo. USD LIBOR + 0.330%) (2)	04/25/36	28,805	28,099

Residential Accredit Loans, Inc. (02-QS16-A2)

5.57% (1 mo. USD LIBOR + 0.550%) (2)(5)	10/25/17	68	36

Soundview Home Loan Trust (05-OPT1-M2)

5.70% (1 mo. USD LIBOR + 0.675%) (2)	06/25/35	18,033	17,368

Structured Asset Investment Loan Trust (05-11-A3)

5.62% (1 mo. USD LIBOR + 0.600%) (2)	01/25/36	13,294	12,758

Structured Asset Investment Loan Trust (05-HE3-M1)

5.74% (1 mo. USD LIBOR + 0.720%) (2)	09/25/35	46,518	45,483

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

VOLT XCIV LLC (21-NPL3-A1)

2.24% (3)	02/27/51	$122,173	$114,284

Wells Fargo Home Equity Asset-Backed Securities Trust (05-4-M3)

5.77% (1 mo. USD LIBOR + 0.750%) (2)	12/25/35	100,000	97,734

Total Residential Mortgage-Backed Securities — Non-Agency

(Cost: $746,982)			735,179

CORPORATE BONDS — 16.7%

Aerospace & Defense — 0.4%

BAE Systems Holdings, Inc.

3.85% (3)	12/15/25	20,000	19,481

Boeing Co. (The)

1.43%	02/04/24	15,000	14,548

			34,029

Agriculture — 0.2%

Imperial Brands Finance PLC

4.25% (3)	07/21/25	20,000	19,489

Banks — 9.3%

Bank of America Corp.

1.73% (SOFR + 0.960%) (2)	07/22/27	100,000	89,695

2.55% (SOFR + 1.050%) (2)	02/04/28	45,000	41,079

Citigroup, Inc.

1.46% (SOFR + 0.770%) (2)	06/09/27	40,000	35,923

3.52% (SOFR + 1.413%) (2)	10/27/28	10,000	9,395

3.67% (SOFR + 1.652%) (2)	07/24/28	25,000	23,615

Credit Suisse Group AG (Switzerland)

1.31% (SOFR + 0.980%) (2)(3)	02/02/27	65,000	55,453

2.59% (SOFR + 1.560%)(3)	09/11/25	10,000	9,324

3.09% (SOFR + 1.730%)(3)	05/14/32	10,000	8,074

3.80%	06/09/23	20,000	19,764

DNB Bank ASA (Norway)

0.86% (U.S. 1-year Treasury Constant Maturity Rate + 0.330%) (2)(3)	09/30/25	30,000	28,140

Goldman Sachs Group, Inc. (The)

0.93% (SOFR + 0.486%) (2)	10/21/24	10,000	9,761

1.22%	12/06/23	95,000	92,841

JPMorgan Chase & Co.

0.56% (SOFR + 0.420%) (2)	02/16/25	55,000	52,827

1.04% (SOFR + 0.695%) (2)	02/04/27	55,000	49,378

2.07% (SOFR + 1.015%) (2)	06/01/29	5,000	4,360

Lloyds Banking Group PLC (United Kingdom)

4.72% (U.S. 1 year Treasury Constant Maturity Rate + 1.750%) (2)	08/11/26	40,000	39,473

Macquarie Group, Ltd. (Australia)

1.20% (SOFR + 0.694%) (2)(3)	10/14/25	15,000	14,081

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

April 30, 2023

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

Morgan Stanley

0.79% (SOFR + 0.525%) (2)	05/30/25	$75,000	$71,022

1.51% (SOFR + 0.858%) (2)	07/20/27	25,000	22,248

NatWest Group PLC (United Kingdom)

4.52% (3 mo. USD LIBOR + 1.550%) (2)	06/25/24	25,000	24,928

US Bancorp

4.65% (SOFR + 1.230%) (2)	02/01/29	20,000	19,458

Wells Fargo & Co.

2.16% (3 mo. USD LIBOR + 0.750%) (2)	02/11/26	65,000	61,389

3.53% (SOFR + 1.510%) (2)	03/24/28	15,000	14,198

			796,426

Biotechnology — 0.5%

Amgen, Inc.

5.15%	03/02/28	30,000	30,722

Royalty Pharma PLC

0.75%	09/02/23	10,000	9,823

			40,545

Chemicals — 0.2%

International Flavors & Fragrances, Inc.

1.83% (3)	10/15/27	20,000	17,072

Commercial Services — 0.3%

Global Payments, Inc.

4.45%	06/01/28	30,000	28,836

Diversified Financial Services — 0.6%

AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)

4.88%	01/16/24	10,000	9,928

American Express Co.

2.25%	03/04/25	20,000	19,051

Capital One Financial Corp.

1.34% (SOFR + 0.690%) (2)	12/06/24	20,000	19,346

			48,325

Electric — 0.7%

American Electric Power

2.03%	03/15/24	30,000	29,126

Metropolitan Edison Co.

4.00% (3)	04/15/25	30,000	28,956

			58,082

Health Care-Products — 0.6%

Baxter International, Inc.

0.87%	12/01/23	25,000	24,351

Thermo Fisher Scientific, Inc.

1.22%	10/18/24	25,000	23,816

			48,167

Issues	Maturity Date	Principal Amount	Value

Health Care-Services — 0.6%

HCA, Inc.

5.25%	04/15/25	$10,000	$10,027

5.25%	06/15/26	40,000	40,141

			50,168

Insurance — 0.7%

Athene Global Funding

5.45% (SOFR + 0.700%) (2)(3)	05/24/24	30,000	29,696

Trinity Acquisition PLC

4.63%	08/15/23	35,000	34,895

			64,591

Miscellaneous Manufacturers — 0.1%

General Electric Co.

5.19% (3 mo. USD LIBOR + 0.380%) (2)	05/05/26	5,000	4,950

Oil & Gas — 0.1%

Petroleos Mexicanos

6.70%	02/16/32	13,000	10,017

Packaging & Containers — 0.3%

Amcor Flexibles North America, Inc.

4.00%	05/17/25	25,000	24,437

Pharmaceuticals — 0.7%

Bayer US Finance II LLC

4.25% (3)	12/15/25	30,000	29,424

Bayer US Finance LLC

3.38% (3)	07/15/24	10,000	9,779

Becton Dickinson and Co.

3.73%	12/15/24	20,000	19,615

			58,818

REIT — 1.1%

Extra Space Storage LP

5.70%	04/01/28	15,000	15,359

Kilroy Realty LP

3.45%	12/15/24	40,000	38,387

Life Storage LP

3.88%	12/15/27	15,000	14,296

VICI Properties LP / VICI Note Co., Inc.

4.63% (3)	06/15/25	10,000	9,735

5.75% (3)	02/01/27	20,000	19,885

			97,662

Software — 0.3%

Take-Two Interactive Software, Inc.

3.30%	03/28/24	25,000	24,528

Total Corporate Bonds

(Cost: $1,435,839)			1,426,142

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

MUNICIPAL BONDS — 1.0%
City and County of Denver Co. Airport System Revenue, Revenue Bond

1.12%	11/15/24	$10,000	$9,459

City of Baltimore MD, General Obligation Unlimited

5.00%	10/15/25	40,000	40,230

New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bond

2.31%	11/01/26	25,000	23,383
New York State Dormitory Authority, Revenue Bond

5.00%	03/15/24	15,000	14,974

Total Municipal Bonds

(Cost: $96,196)			88,046

U.S. TREASURY SECURITIES — 20.2%

U.S. Treasury Inflation Indexed Bond (TIPS)

1.25%	04/15/28	48,133	48,096

U.S. Treasury Note

3.50%	04/30/28	2,000	2,001

3.63%	03/31/28	11,000	11,060

3.75%	04/15/26	537,000	537,210

3.88%	03/31/25	415,000	413,346

3.88%	04/30/25	717,000	714,847

Total U.S. Treasury Securities

(Cost: $1,726,710)			1,726,560

ASSET-BACKED SECURITIES — 8.1%

AMMC CLO XI, Ltd. (12-11A-A1R2)

6.31% (3 mo. USD LIBOR + 1.010%) (2)(3)	04/30/31	45,000	44,491

Apidos CLO XXII (15-22A-A1R)

6.31% (3 mo. USD LIBOR + 1.060%) (2)(3)	04/20/31	45,000	44,610

Carvana Auto Receivables Trust (22-P3-A3)

4.61%	11/10/27	50,000	49,087

CoreVest American Finance Trust (19-1-XA) (I/O)

2.46% (1)(3)	03/15/52	48,680	1,399

Exeter Automobile Receivables Trust (21-1A-D)

1.08%	11/16/26	40,000	37,977

Flatiron CLO 17, Ltd. (17-1A-AR)

5.84% (3 mo. USD LIBOR + 0.980%) (2)(3)	05/15/30	22,084	21,908

LCM XXIV, Ltd. (24A-AR)

6.23% (3 mo. USD LIBOR + 0.980%) (2)(3)	03/20/30	26,191	25,915

Madison Park Funding XVII, Ltd. (15-17A-AR2)

6.26% (3 mo. USD LIBOR + 1.000%) (2)(3)	07/21/30	29,164	28,932

Magnetite XVIII, Ltd. (16-18A-AR2)

5.74% (3 mo. USD LIBOR + 0.880%) (2)(3)	11/15/28	86,686	86,009

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Navient Private Education Refi Loan Trust (20-BA-A2)

2.12% (3)	01/15/69	$115,276	$106,106

Navient Private Education Refi Loan Trust (21-BA-A)

0.94% (3)	07/15/69	60,775	54,074

Navient Private Education Refi Loan Trust (21-CA-A)

1.06% (3)	10/15/69	67,027	58,663

Sofi Professional Loan Program LLC (19-A-A2FX)

3.69% (3)	06/15/48	48,980	47,293

Tricon American Homes Trust (17-SFR2-A)

2.93% (3)	01/17/36	33,807	33,090

Tricon American Homes Trust (17-SFR2-B)

3.28% (3)	01/17/36	39,000	38,209

United States Small Business Administration (05-20B-1)

4.63%	02/01/25	13,176	12,974

Total Asset-backed Securities

(Cost: $713,015)			690,737

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.5%

Federal Home Loan Banks

5.30%	05/22/24	70,000	69,978

5.37%	05/21/24	100,000	100,001

United States International Development Finance Corp.

1.49%	08/15/31	147,027	132,148

Total U.S. Government Agency Obligations

(Cost: $317,918)			302,127

Total Fixed Income Securities

(Cost: $8,291,108)			8,068,409

		Shares

MONEY MARKET INVESTMENTS — 7.0%

State Street Institutional U.S. Government Money Market Fund — Premier Class,

4.76% (6)		603,110	603,110

Total Money Market Investments

(Cost: $603,110)			603,110

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS — 27.4%

U.S. Treasury Securities — 21.0%

U.S. Treasury Bill

4.69% (7)	07/27/23	$350,000	345,822

4.66% (7)	07/20/23	311,000	307,607

4.71% (7)	08/03/23	60,000	59,211

5.04% (7)	08/31/23	300,000	295,023

4.66% (7)	07/20/23	150,000	148,363

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

April 30, 2023

Issues	Maturity Date	Principal Amount	Value

U.S. Treasury Securities (Continued)

4.75% (7)	07/18/23	$400,000	$395,735

4.75% (7)	07/18/23	250,000	247,334

Total U.S. Treasury Securities

(Cost: $1,800,011)			1,799,095

U.S. Government Agency Obligations — 6.4%

Federal Home Loan Banks

4.90% (7)	07/24/23	300,000	296,650

5.05% (7)	06/21/23	250,000	248,328

Total U.S. Government Agency Obligations

(Cost: $544,922)			544,978

Total Short Term Investments

(Cost: $2,344,933)			2,344,073

Total Investments (128.8%)

(Cost: $11,239,151)			11,015,592

Liabilities In Excess Of Other Assets (-28.8%)			(2,463,142)

Net Assets (100.0%)			$8,552,450

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited) (Continued)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
14	2-Year U.S. Treasury Note Futures	06/30/23	2,861,234	$2,886,297	$25,063

Short Futures
5	10-Year U.S. Treasury Note Futures	06/21/23	(592,049)	$(607,266)	$(15,217)
13	5-Year U.S. Treasury Note Futures	06/30/23	(1,402,193)	(1,426,648)	(24,455)
1	U.S. Ultra Long Bond Futures	06/21/23	(134,372)	(141,406)	(7,034)

			$(2,128,614)	$(2,175,320)	$(46,706)

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
TBA	To Be Announced.
(1)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2023.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2023, the value of these securities amounted to $1,451,560 or 17.0% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(4)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(5)	The maturity date of the security has been extended past the date disclosed. The new maturity date is not known as of April 30, 2023.
(6)	Rate disclosed is the 7-day net yield as of April 30, 2023.
(7)	Rate shown represents yield-to-maturity.

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

Investments by Sector (Unaudited)	April 30, 2023

Sector	Percentage of Net Assets
U.S. Treasury Securities	41.2%
Residential Mortgage-Backed Securities — Agency	27.9
Corporate Bonds	16.7
U.S. Government Agency Obligations	9.9
Residential Mortgage-Backed Securities — Non-Agency	8.6
Asset-Backed Securities	8.1
Money Market Investments	7.0
Commercial Mortgage-Backed Securities — Non-Agency	6.4
Commercial Mortgage-Backed Securities — Agency	2.0
Municipal Bonds	1.0
Other*	(28.8)

Total	100.0%

*	Includes futures, pending trades, interest receivable and accrued expenses payable.

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

Fair Valuation Summary (Unaudited)	April 30, 2023

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Commercial Mortgage-Backed Securities — Agency	$—	$167,122	$—	$167,122
Commercial Mortgage-Backed Securities — Non-Agency	—	543,297	—	543,297
Residential Mortgage-Backed Securities — Agency	—	2,389,199	—	2,389,199
Residential Mortgage-Backed Securities — Non-Agency	—	735,179	—	735,179
Corporate Bonds*	—	1,426,142	—	1,426,142
Municipal Bonds	—	88,046	—	88,046
U.S. Treasury Securities	1,678,464	48,096	—	1,726,560
Asset-Backed Securities	—	690,737	—	690,737
U.S. Government Agency Obligations	—	302,127	—	302,127

Total Fixed Income Securities	1,678,464	6,389,945	—	8,068,409

Money Market Investments	603,110	—	—	603,110
Short-Term Investments	1,799,095	544,978	—	2,344,073

Total Investments	$4,080,669	$6,934,923	$—	$11,015,592

Asset Derivatives
Futures Contracts
Interest Rate Risk	25,063	—	—	25,063

Total Investments	$4,105,732	$6,934,923	$—	$11,040,655

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(46,706)	$—	$—	$(46,706)

Total	$(46,706)	$—	$—	$(46,706)

*	See Schedule of Investments for corresponding industries.

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	April 30, 2023

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES —121.6% of Net Assets

ASSET-BACKED SECURITIES — 10.0%

321 Henderson Receivables I LLC (13-3A-A)

4.08% (1)	01/17/73	$5,275,689	$4,865,298

AGL CLO, Ltd. (21-13A-B)

6.90% (3 mo. USD LIBOR + 1.650%) (1),(2)	10/20/34	9,000,000	8,654,400

Allegro CLO XII, Ltd. (20-1A-A1)

6.51% (3 mo. USD LIBOR + 1.250%) (1),(2)	01/21/32	10,000,000	9,907,250

Amsr Trust (20-SFR2-E2)

4.28% (1)	07/17/37	7,713,000	7,300,169

Amsr Trust (20-SFR3-F)

3.55% (1)	09/17/37	2,682,000	2,430,432

Amsr Trust (20-SFR3-G)

4.99% (1)	09/17/37	11,402,000	10,657,070

Apidos CLO XXXVII (21-37A-B)

6.87% (3 mo. USD LIBOR + 1.600%) (1),(2)	10/22/34	13,795,000	13,223,197

Barings CLO, Ltd. (20-4A-A)

6.47% (3 mo. USD LIBOR + 1.220%) (1),(2)	01/20/32	8,500,000	8,418,298

Carvana Auto Receivables Trust (21-N2-R)

0.00% (1),(3)	03/10/28	14,800	3,534,108

Carvana Auto Receivables Trust (21-N3-R)

0.00% (1),(3)	06/12/28	25,650	5,759,954

CIFC Funding, Ltd. (22-2A-INCB)

1.00% (1),(4)	04/19/35	3,300,000	2,523,546

Cologix Data Centers US Issuer LLC (21-1A-A2)

3.30% (1)	12/26/51	12,065,000	10,938,198

CoreVest American Finance Trust (20-1-XA) (I/O)

2.75% (1),(4)	03/15/50	34,778,430	2,323,895

CoreVest American Finance Trust (20-1-XB) (I/O)

2.22% (1),(4)	03/15/50	38,948,500	3,916,669

CoreVest American Finance Trust (20-4-XA) (I/O)

4.02% (1),(4)	12/15/52	46,963,114	3,893,421

CoreVest American Finance Trust (20-4-XB) (I/O)

2.98% (1),(4)	12/15/52	27,500,000	2,367,896

CoreVest American Finance Trust (21-1-XA) (I/O)

3.09% (1),(4)	04/15/53	69,272,452	5,304,732

Dryden CLO, Ltd. (20-83A-A)

6.48% (3 mo. USD LIBOR + 1.220%) (1),(2)	01/18/32	8,000,000	7,924,176

EFS Volunteer No 2 LLC (12-1-A2)

6.37% (1 mo. USD LIBOR + 1.350%) (1),(2)	03/25/36	2,651,713	2,651,661

FirstKey Homes Trust (21-SFR3-E1)

2.99% (1)	12/17/38	5,500,000	4,844,661

Flexential Issuer 2021-1 (21-1A-A2)

3.25% (1)	11/27/51	10,950,000	9,862,876

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

GCI Funding I LLC (21-1-A)

2.38% (1)	06/18/46	$23,103,471	$20,052,768

Global SC Finance II SRL (14-1A-A2)

3.09% (1)	07/17/29	2,043,443	1,975,920

Higher Education Funding I (14-1-A)

6.01% (3 mo. USD LIBOR + 1.050%) (1),(2)	05/25/34	599	599

HOA Funding LLC (21-1A-A2)

4.72% (1)	08/20/51	12,090,875	9,809,739

HPS Loan Management, Ltd. (0A-16-A2RR)

6.90% (3 mo. USD LIBOR + 1.650%) (1),(2)	04/20/34	20,000,000	19,202,760

Lucali CLO, Ltd. (20-1A-A)

6.47% (3 mo. USD LIBOR + 1.210%) (1),(2)	01/15/33	8,000,000	7,917,896

Madison Park Funding XXXVIII, Ltd. (21-38A-B)

6.91% (3 mo. USD LIBOR + 1.650%) (1),(2)	07/17/34	10,000,000	9,694,000

Neuberger Berman Loan Advisers CLO, Ltd. (20-36A-A1R)

6.50% (3 mo. USD LIBOR + 1.250%) (1),(2)	04/20/33	9,750,000	9,639,435

OHA Credit Funding 3, Ltd. (19-3A-BR)

6.90% (3 mo. USD LIBOR + 1.650%) (1),(2)	07/02/35	13,000,000	12,582,700

OHA Credit Funding, Ltd. (21-9A-B)

6.97% (3 mo. USD LIBOR + 1.700%) (1),(2)	07/19/35	17,500,000	16,976,750

Park Avenue Institutional Advisers CLO, Ltd. (21-1A-A1A)

6.64% (3 mo. USD LIBOR + 1.390%) (1),(2)	01/20/34	11,000,000	10,843,250

Progress Residential Trust (19-SFR3-E)

3.37% (1)	09/17/36	8,681,000	8,296,028

Progress Residential Trust (20-SFR2-F)

6.15% (1)	06/17/37	9,332,000	9,050,792

Progress Residential Trust (20-SFR3-F)

2.80% (1)	10/17/27	3,299,000	2,976,629

Progress Residential Trust (21-SFR1-H)

5.00% (1)	04/17/38	4,890,000	4,239,374

Progress Residential Trust (21-SFR11-F)

4.42% (1)	01/17/39	2,874,000	2,429,387

Progress Residential Trust (21-SFR2-G)

4.25% (1)	04/19/38	8,369,000	7,333,092

Progress Residential Trust (21-SFR7-F)

3.83% (1)	08/17/40	7,500,000	6,254,634

Sixth Street CLO XVII, Ltd. (21-17A-A)

6.49% (3 mo. USD LIBOR + 1.240%) (1)	01/20/34	8,000,000	7,859,760

Total Asset-backed Securities

(Cost: $327,394,670)			298,437,420

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.4%

Freddie Mac Multifamily Structured Pass-Through Certificates (K038-X3) (I/O)

2.57% (4)	06/25/42	$78,039,937	$1,675,240

Freddie Mac Multifamily Structured Pass-Through Certificates (K040-X3) (I/O)

2.11% (4)	11/25/42	77,991,835	2,111,356

Freddie Mac Multifamily Structured Pass-Through Certificates (K042-X3) (I/O)

1.66% (4)	01/25/43	76,625,000	1,812,768

Freddie Mac Multifamily Structured Pass-Through Certificates (K045-X3) (I/O)

1.56% (4)	04/25/43	126,630,757	3,157,952

Freddie Mac Multifamily Structured Pass-Through Certificates (K046-X3) (I/O)

1.56% (4)	04/25/43	94,964,072	2,581,152

Total Commercial Mortgage-Backed Securities — Agency

(Cost: $35,285,763)			11,338,468

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 8.8%

1345 Avenue of the Americas & Park Avenue Plaza Trust (05-1-A3)

5.28% (1)	08/10/35	9,834,081	9,534,022

Arbor Realty Commercial Real Estate Note, Ltd. (21-FL4-AS)

6.65% (1 mo. USD LIBOR + 1.700%) (1),(2)	11/15/36	11,800,000	11,561,692

BAMLL Commercial Mortgage Securities Trust (20-BOC-A)

2.63% (1)	01/15/32	14,275,000	12,549,428

BDS, Ltd. (20-FL5-A)

6.16% (SOFR + 1.264%) (1),(2)	02/16/37	5,794,606	5,702,864

Benchmark Mortgage Trust (19-B14-225C)

3.40% (1),(4)	12/15/62	8,734,000	6,651,827

Benchmark Mortgage Trust (19-B14-225D)

3.40% (1),(4)	12/15/62	20,303,000	14,209,668

BFLD Trust (20-OBRK-A)

7.05% (SOFR + 2.164%) (1),(2)	11/15/28	17,940,000	17,832,664

BPR Trust (21-WILL-A)

6.70% (1 mo. USD LIBOR + 1.750%) (1),(2)	06/15/38	4,721,277	4,561,553

BX Commercial Mortgage Trust (20-VIV4-A)

2.84% (1)	03/09/44	15,285,000	12,935,164

BX Trust (19-OC11-A)

3.20% (1)	12/09/41	8,270,000	7,236,891

CAMB Commercial Mortgage Trust (19-LIFE-D)

6.70% (1 mo. USD LIBOR + 1.750%) (1),(2)	12/15/37	14,425,000	14,086,017

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Capital Funding Multifamily Mortgage Trust (22-PM01-A)

7.11% (SOFR + 2.310%) (1),(2)	02/27/25	$10,000,000	$9,924,921

Credit Suisse Mortgage Trust (21-BPNY-A)

8.66% (1 mo. USD LIBOR + 3.714%) (1),(2)	08/15/23	19,780,000	18,446,458

DBGS Mortgage Trust (18-BIOD-E)

6.65% (1 mo. USD LIBOR + 1.700%) (1),(2)	05/15/35	9,137,627	8,839,271

DBWF Mortgage Trust (16-85T-A)

3.79% (1)	12/10/36	6,385,000	5,801,189

European Loan Conduit Euro (36A-E)

6.03% (3 mo. EURIBOR + 3.350%) (1),(2)	02/17/30	9,134,012	9,441,351

Grace Trust (20-GRCE-A)

2.35% (1)	12/10/40	10,000,000	7,881,797

Houston Galleria Mall Trust (15-HGLR-D)

3.98% (1)	03/05/37	9,500,000	8,496,551

JPMorgan Chase Commercial Mortgage Securities Trust (19-OSB-A)

3.40% (1)	06/05/39	6,865,000	6,126,443

Life Mortgage Trust (21-BMR-G)

7.95% (SOFR + 3.064%) (1),(2)	03/15/38	21,126,977	19,708,037

MFT Trust (20-ABC-D)

3.59% (1),(4)	02/10/42	1,973,000	1,240,607

Morgan Stanley Capital I Trust (18-MP-A)

4.42% (1),(4)	07/11/40	4,635,000	3,856,316

Morgan Stanley Capital I Trust (20-CNP-A)

2.51% (1),(4)	04/05/42	18,000,000	14,151,357

One Bryant Park Trust (19-OBP-A)

2.52% (1)	09/15/54	6,870,000	5,740,787

SFAVE Commercial Mortgage Securities Trust (15-5AVE-A2A)

3.66% (1),(4)	01/05/43	20,935,000	15,248,648

SLG Office Trust (21-OVA-G)

2.85% (1)	07/15/41	16,460,000	9,981,810

Total Commercial Mortgage-Backed Securities — Non-Agency

(Cost: $305,789,746)			261,747,333

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 63.8%

Fannie Mae, Pool #MA4152

2.00%	10/01/40	49,633,617	42,692,571

Fannie Mae , Pool #BM5979

3.50%	09/01/45	6,146,207	5,843,250

Fannie Mae , Pool #FM2342

3.50%	12/01/46	3,718,670	3,536,854

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

April 30, 2023

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Fannie Mae (01-40-Z)

6.00%	08/25/31	$53,534	$54,441

Fannie Mae (03-117-TG) (PAC)

4.75%	08/25/33	88,505	88,193

Fannie Mae (04-52-SW) (I/O) (I/F)

2.08% (-1 x 1 mo. USD LIBOR + 7.100%) (2)	07/25/34	300,829	8,599

Fannie Mae (04-65-LT)

4.50%	08/25/24	87,071	86,051

Fannie Mae (04-68-LC)

5.00%	09/25/29	593,307	594,743

Fannie Mae (05-74-CP) (I/F) (PAC)

6.34% (-1 x 1 mo. USD LIBOR + 24.750%) (2)	05/25/35	46,660	47,414

Fannie Mae (07-103-AI) (I/O) (I/F)

1.48% (-1 x 1 mo. USD LIBOR + 6.500%) (2)	03/25/37	2,409,736	171,541

Fannie Mae (07-20-SI) (I/O) (I/F)

1.43% (-1 x 1 mo. USD LIBOR + 6.450%) (2)	03/25/37	592,462	49,830

Fannie Mae (07-21-SE) (I/O) (I/F)

1.42% (-1 x 1 mo. USD LIBOR + 6.440%) (2)	03/25/37	365,610	29,196

Fannie Mae (07-56-SG) (I/O) (I/F)

1.39% (-1 x 1 mo. USD LIBOR + 6.410%) (2)	06/25/37	509,606	18,303

Fannie Mae (07-58-SV) (I/O) (I/F)

1.73% (-1 x 1 mo. USD LIBOR + 6.750%) (2)	06/25/37	2,651,119	205,004

Fannie Mae (07-65-S) (I/O) (I/F)

1.58% (-1 x 1 mo. USD LIBOR + 6.600%) (2)	07/25/37	296,935	19,439

Fannie Mae (07-88-FY)

5.48% (1 mo. USD LIBOR + 0.460%) (2)	09/25/37	308,332	302,424

Fannie Mae (07-B2-ZA)

5.50%	06/25/37	5,097,603	5,257,653

Fannie Mae (08-1-AI) (I/O) (I/F)

1.23% (-1 x 1 mo. USD LIBOR + 6.250%) (2)	05/25/37	2,045,632	108,931

Fannie Mae (08-13-SB) (I/O) (I/F)

1.22% (-1 x 1 mo. USD LIBOR + 6.240%) (2)	03/25/38	2,253,146	254,568

Fannie Mae (08-23-SB) (I/O) (I/F)

1.83% (-1 x 1 mo. USD LIBOR + 6.850%) (2)	04/25/38	2,800,801	162,641

Fannie Mae (08-35-SD) (I/O) (I/F)

1.43% (-1 x 1 mo. USD LIBOR + 6.450%) (2)	05/25/38	221,559	2,638

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Fannie Mae (08-66-SG) (I/O) (I/F)

1.05% (-1 x 1 mo. USD LIBOR + 6.070%) (2)	08/25/38	$4,825,928	$482,040

Fannie Mae (08-68-SA) (I/O) (I/F)

0.95% (-1 x 1 mo. USD LIBOR + 5.970%) (2)	08/25/38	1,619,677	60,547

Fannie Mae (09-3-SH) (I/O) (I/F)

0.43% (-1 x 1 mo. USD LIBOR + 5.450%) (2)	06/25/37	528,793	32,268

Fannie Mae (09-47-SV) (I/O) (I/F)

1.73% (-1 x 1 mo. USD LIBOR + 6.750%) (2)	07/25/39	320,924	14,688

Fannie Mae (09-51-SA) (I/O) (I/F)

1.73% (-1 x 1 mo. USD LIBOR + 6.750%) (2)	07/25/39	1,809,874	121,039

Fannie Mae (09-6-SD) (I/O) (I/F)

0.53% (-1 x 1 mo. USD LIBOR + 5.550%) (2)	02/25/39	474,738	21,125

Fannie Mae (09-68-KB)

4.00%	09/25/24	362,287	358,645

Fannie Mae (09-71-LB)

4.00%	09/25/29	3,960,846	3,921,146

Fannie Mae (09-72-AC)

4.00%	09/25/29	5,150,738	5,080,532

Fannie Mae (09-72-JS) (I/O) (I/F)

2.23% (-1 x 1 mo. USD LIBOR + 7.250%) (2)	09/25/39	334,445	44,706

Fannie Mae (10-136-CX) (PAC)

4.00%	08/25/39	1,234,743	1,226,317

Fannie Mae (11-111-DB)

4.00%	11/25/41	7,205,676	7,026,003

Fannie Mae (12-128-UY) (PAC)

2.50%	11/25/42	11,738,000	10,262,098

Fannie Mae (12-133-GC) (PAC)

2.50%	08/25/41	4,587,494	4,395,215

Fannie Mae (12-153-PC) (PAC)

2.00%	05/25/42	1,237,115	1,169,271

Fannie Mae (13-101-BO) (P/O)

0.00% (5)	10/25/43	3,128,143	2,391,486

Fannie Mae (13-101-CO) (P/O)

0.00% (5)	10/25/43	6,790,793	5,302,247

Fannie Mae (13-95-PN) (PAC)

3.00%	01/25/43	17,188,707	16,163,675

Fannie Mae (16-106-EF)

5.52% (1 mo. USD LIBOR + 0.500%) (2)	01/25/47	11,266,932	11,042,003

Fannie Mae (16-63-AF)

5.52% (1 mo. USD LIBOR + 0.500%) (2)	09/25/46	7,014,881	6,874,001

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Fannie Mae (18-25-FA)

5.32% (1 mo. USD LIBOR + 0.300%) (2)	04/25/48	$13,141,748	$12,731,835

Fannie Mae (18-52-PZ) (PAC)

4.00%	07/25/48	1,719,690	1,683,750

Fannie Mae (18-55-PA) (PAC)

3.50%	01/25/47	2,012,164	1,950,052

Fannie Mae (19-57-LT)

2.50%	10/25/49	7,593,934	6,731,703

Fannie Mae (20-10-FA)

5.52% (1 mo. USD LIBOR + 0.500%) (2)	03/25/50	6,185,257	6,064,693

Fannie Mae (20-12-FL)

5.47% (1 mo. USD LIBOR + 0.450%) (2)	03/25/50	15,627,177	15,230,117

Fannie Mae (93-202-SZ) (I/F) (PAC)

10.00% (-U.S. (Fed) Prime Rate + 44.286%) (2)	11/25/23	1,885	1,883

Fannie Mae (95-21-C) (P/O)

0.00% (5)	05/25/24	22,437	21,956

Fannie Mae, Pool #257536

5.00%	01/01/29	476,177	483,085

Fannie Mae, Pool #310033

6.00%	07/01/47	369,025	387,838

Fannie Mae, Pool #555424

5.50%	05/01/33	1,295,332	1,339,738

Fannie Mae, Pool #661856

3.87% (12 mo. USD LIBOR + 1.623%) (2)	10/01/32	19,381	19,152

Fannie Mae, Pool #671133

3.66% (6 mo. USD LIBOR + 1.413%) (2)	02/01/33	55,803	55,670

Fannie Mae, Pool #687847

4.18% (12 mo. USD LIBOR + 1.558%) (2)	02/01/33	9,713	9,557

Fannie Mae, Pool #692104

3.79% (6 mo. USD LIBOR + 1.413%) (2)	02/01/33	306,164	305,212

Fannie Mae, Pool #699866

3.53% (12 mo. USD LIBOR + 1.565%) (2)	04/01/33	117,444	115,740

Fannie Mae, Pool #704454

3.08% (12 mo. USD LIBOR + 1.681%) (2)	05/01/33	17,569	17,412

Fannie Mae, Pool #728824

3.87% (12 mo. USD LIBOR + 1.621%) (2)	07/01/33	44,703	43,837

Fannie Mae, Pool #734384

5.50%	07/01/33	168,541	170,465

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Fannie Mae, Pool #888593

7.00%	06/01/37	$163,824	$179,542

Fannie Mae, Pool #934103

5.00%	07/01/38	132,229	130,664

Fannie Mae, Pool #979563

5.00%	04/01/28	228,471	228,437

Fannie Mae, Pool #995040

5.00%	06/01/23	1,164	1,169

Fannie Mae, Pool #995425

6.00%	01/01/24	18,882	18,839

Fannie Mae, Pool #995573

6.00%	01/01/49	962,019	986,242

Fannie Mae, Pool #995953

6.00%	11/01/28	1,197,207	1,220,314

Fannie Mae, Pool #995954

6.00%	03/01/29	671,009	683,960

Fannie Mae, Pool #AA3303

5.50%	06/01/38	1,799,026	1,872,193

Fannie Mae, Pool #AB6210

3.00%	09/01/42	18,392,577	16,949,976

Fannie Mae, Pool #AE0588

6.00%	08/01/37	3,071,136	3,190,050

Fannie Mae, Pool #AL0851

6.00%	10/01/40	1,960,506	2,081,832

Fannie Mae, Pool #AL1594

6.00%	07/01/40	1,575,894	1,673,418

Fannie Mae, Pool #AL9106

4.50%	02/01/46	7,641,927	7,643,397

Fannie Mae, Pool #AS7241

3.50%	05/01/46	6,137,246	5,834,366

Fannie Mae, Pool #AS9454

4.00%	04/01/47	766,260	744,056

Fannie Mae, Pool #BN4316

4.00%	01/01/49	128,781	126,340

Fannie Mae, Pool #BN6264

4.00%	04/01/49	2,637,654	2,582,636

Fannie Mae, Pool #BQ6913

2.00%	12/01/51	21,377,897	17,786,805

Fannie Mae, Pool #BQ7056

2.00%	01/01/52	46,193,650	38,419,534

Fannie Mae, Pool #BU7102

2.50%	12/01/51	11,535,699	10,005,640

Fannie Mae, Pool #BV4119

2.50%	03/01/52	16,201,532	14,051,052

Fannie Mae, Pool #BV7761

2.50%	03/01/52	13,611,136	11,809,398

Fannie Mae, Pool #BV8459

3.00%	04/01/52	19,061,623	17,129,245

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

April 30, 2023

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Fannie Mae, Pool #BV8463

2.50%	04/01/52	$25,815,986	$22,380,697

Fannie Mae, Pool #BV8464

3.00%	04/01/52	19,738,462	17,736,070

Fannie Mae, Pool #BV8515

3.00%	05/01/52	28,444,851	25,557,006

Fannie Mae, Pool #BW1194

4.00%	09/01/52	1,581,067	1,510,662

Fannie Mae, Pool #CA1540

4.00%	04/01/48	11,870,348	11,582,308

Fannie Mae, Pool #CA1710

4.50%	05/01/48	5,422,385	5,383,543

Fannie Mae, Pool #CA1711

4.50%	05/01/48	5,100,097	5,063,564

Fannie Mae, Pool #CA2208

4.50%	08/01/48	5,311,521	5,273,473

Fannie Mae, Pool #CB2852

2.00%	11/01/51	18,760,045	15,608,704

Fannie Mae, Pool #CB3151

2.00%	03/01/52	43,190,289	35,921,620

Fannie Mae, Pool #FM9515

2.50%	11/01/51	20,991,284	18,183,500

Fannie Mae, Pool #FS0139

2.50%	01/01/52	28,570,680	24,871,643

Fannie Mae, Pool #FS1598

2.00%	04/01/52	31,248,277	25,974,976

Fannie Mae, Pool #MA1561

3.00%	09/01/33	16,757,230	16,021,489

Fannie Mae, Pool #MA1584

3.50%	09/01/33	10,776,308	10,480,405

Fannie Mae, Pool #MA2995

4.00%	05/01/47	3,217,505	3,127,364

Fannie Mae, Pool #MA4579

3.00%	04/01/52	35,769,780	32,153,077

Freddie Mac (4896-DA)

3.00%	01/15/49	1,459,246	1,362,856

Freddie Mac (4648-FA)

5.45% (1 mo. USD LIBOR + 0.500%) (2)	01/15/47	6,304,593	6,178,074

Freddie Mac (4929-FB)

5.47% (1 mo. USD LIBOR + 0.450%) (2)	09/25/49	13,373,775	13,062,458

Freddie Mac (1829-ZB)

6.50%	03/15/26	5,295	5,307

Freddie Mac (2367-ZK)

6.00%	10/15/31	44,941	46,300

Freddie Mac (2514-PZ) (PAC)

5.50%	10/15/32	881,486	911,122

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Freddie Mac (2571-PZ) (PAC)

5.50%	02/15/33	$2,071,516	$2,137,909

Freddie Mac (2642-AR)

4.50%	07/15/23	5,540	5,530

Freddie Mac (2647-OV) (P/O)

0.00% (5)	07/15/33	479,818	372,613

Freddie Mac (2662-MT) (TAC)

4.50%	08/15/33	556,152	553,631

Freddie Mac (2666-BD)

4.50%	08/15/23	19,450	19,404

Freddie Mac (2700-B)

4.50%	11/15/23	39,139	38,904

Freddie Mac (277-30)

3.00%	09/15/42	9,177,857	8,514,103

Freddie Mac (2903-PO) (P/O)

0.00% (5)	11/15/23	10,524	10,438

Freddie Mac (3045-HZ)

4.50%	10/15/35	612,168	585,017

Freddie Mac (3063-YG) (PAC)

5.50%	11/15/35	9,183,575	9,394,138

Freddie Mac (3114-KZ)

5.00%	02/15/36	6,874,002	6,979,200

Freddie Mac (3146-GE)

5.50%	04/15/26	932,414	928,901

Freddie Mac (3149-OD) (P/O) (PAC)

0.00% (5)	05/15/36	2,336,351	1,931,371

Freddie Mac (3315-S) (I/O) (I/F)

1.46% (-1 x 1 mo. USD LIBOR + 6.410%) (2)	05/15/37	370,775	32,655

Freddie Mac (3376-SX) (I/O) (I/F)

1.09% (-1 x 1 mo. USD LIBOR + 6.040%) (2)	10/15/37	1,411,401	86,711

Freddie Mac (3410-IS) (I/O) (I/F)

1.32% (-1 x 1 mo. USD LIBOR + 6.270%) (2)	02/15/38	1,869,994	119,488

Freddie Mac (3424-BI) (I/O) (I/F)

1.85% (-1 x 1 mo. USD LIBOR + 6.800%) (2)	04/15/38	2,276,242	286,793

Freddie Mac (3519-SH) (I/O) (I/F)

0.55% (-1 x 1 mo. USD LIBOR + 5.500%) (2)	07/15/37	144,160	12,392

Freddie Mac (3531-SC) (I/O) (I/F)

1.35% (-1 x 1 mo. USD LIBOR + 6.300%) (2)	05/15/39	2,876,840	68,884

Freddie Mac (3541-SA) (I/O) (I/F)

1.80% (-1 x 1 mo. USD LIBOR + 6.750%) (2)	06/15/39	1,032,317	119,564

Freddie Mac (3550-GS) (I/O) (I/F)

1.80% (-1 x 1 mo. USD LIBOR + 6.750%) (2)	07/15/39	2,661,273	313,509

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Freddie Mac (3551-VZ)

5.50%	12/15/32	$1,027,332	$1,045,105

Freddie Mac (3557-KB)

4.50%	07/15/29	1,783,943	1,774,485

Freddie Mac (3557-NB)

4.50%	07/15/29	4,108,953	4,116,492

Freddie Mac (3558-KB)

4.00%	08/15/29	1,892,237	1,875,360

Freddie Mac (3565-XB)

4.00%	08/15/24	753,663	746,522

Freddie Mac (3575-D)

4.50%	03/15/37	236,383	235,862

Freddie Mac (3788-SB) (I/O) (I/F)

1.53% (-1 x 1 mo. USD LIBOR + 6.480%) (2)	01/15/41	3,796,838	504,390

Freddie Mac (3885-PO) (P/O) (PAC)

0.00% (5)	11/15/33	839,815	711,947

Freddie Mac (3930-KE) (PAC)

4.00%	09/15/41	10,470,000	10,286,080

Freddie Mac (4030-HS) (I/O) (I/F)

1.66% (-1 x 1 mo. USD LIBOR + 6.610%) (2)	04/15/42	1,418,516	156,876

Freddie Mac (4604-PB) (PAC)

3.00%	01/15/46	2,201,517	2,025,365

Freddie Mac (4846-PA)

4.00%	06/15/47	613,273	604,723

Freddie Mac (5210-LB)

3.00%	08/25/50	16,601,979	13,401,036

Freddie Mac (R002-ZA)

5.50%	06/15/35	1,984,139	2,054,699

Freddie Mac, Pool #A91162

5.00%	02/01/40	9,821,554	10,066,739

Freddie Mac, Pool #A92195

5.00%	05/01/40	2,429,307	2,479,972

Freddie Mac, Pool #G01959

5.00%	12/01/35	48,934	49,916

Freddie Mac, Pool #G06173

4.00%	11/01/40	11,647,366	11,538,572

Freddie Mac, Pool #G07556

4.00%	11/01/43	3,589,883	3,547,421

Freddie Mac, Pool #G07786

4.00%	08/01/44	11,996,356	11,792,558

Freddie Mac, Pool #G07848

3.50%	04/01/44	31,772,598	30,326,104

Freddie Mac, Pool #G08710

3.00%	06/01/46	988,593	907,002

Freddie Mac, Pool #G08833

5.00%	07/01/48	2,359,139	2,382,480

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Freddie Mac, Pool #G08840

5.00%	08/01/48	$384,606	$388,990

Freddie Mac, Pool #G08843

4.50%	10/01/48	3,340,483	3,315,894

Freddie Mac, Pool #G08848

4.50%	11/01/48	1,585,615	1,578,888

Freddie Mac, Pool #G08849

5.00%	11/01/48	2,938,450	2,970,538

Freddie Mac, Pool #G13390

6.00%	01/01/24	1,174	1,171

Freddie Mac, Pool #G16085

2.50%	02/01/32	2,915,553	2,757,915

Freddie Mac, Pool #G16598

2.50%	12/01/31	2,615,148	2,476,420

Freddie Mac, Pool #G30450

6.00%	01/01/29	478,982	488,645

Freddie Mac, Pool #G30452

6.00%	10/01/28	451,583	460,692

Freddie Mac, Pool #G30454

5.00%	05/01/29	500,120	507,891

Freddie Mac, Pool #G60238

3.50%	10/01/45	3,355,650	3,182,079

Freddie Mac, Pool #G60440

3.50%	03/01/46	23,894,932	22,658,939

Freddie Mac, Pool #G67707

3.50%	01/01/48	13,082,271	12,455,063

Freddie Mac, Pool #G67709

3.50%	03/01/48	19,259,156	18,298,096

Freddie Mac, Pool #G67717

4.00%	11/01/48	27,563,730	26,923,194

Freddie Mac, Pool #N70081

5.50%	07/01/38	1,484,776	1,489,331

Freddie Mac, Pool #P51350

5.00%	03/01/36	1,362,309	1,385,415

Freddie Mac, Pool #QE0312

2.00%	04/01/52	11,926,360	9,913,567

Freddie Mac, Pool #SD7513

3.50%	04/01/50	14,520,250	13,785,985

Freddie Mac, Pool #SD8194

2.50%	02/01/52	18,735,401	16,212,912

Freddie Mac, Pool #SD8199

2.00%	03/01/52	7,601,171	6,318,333

Freddie Mac, Pool #ZT1491

3.50%	11/01/48	7,989,033	7,562,310

Ginnie Mae (11-70-BO) (P/O)

0.00% (5)	05/20/41	3,653,559	2,899,776

Ginnie Mae (15-42-ZB)

3.00%	03/20/45	20,326,711	18,342,877

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

April 30, 2023

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Ginnie Mae (15-43-DM)

2.50%	03/20/45	$18,146,100	$16,294,184

Ginnie Mae (15-44-Z)

3.00%	03/20/45	13,755,266	12,196,905

Ginnie Mae II, Pool #80963

2.63% (U.S. 1-year Treasury Constant Maturity Rate + 1.500%) (2)	07/20/34	58,654	57,136

Ginnie Mae II, Pool #MA2374

5.00%	11/20/44	198,111	204,368

Ginnie Mae II, Pool #MA2828

4.50%	05/20/45	143,999	145,099

Ginnie Mae II, Pool #MA3456

4.50%	02/20/46	753,789	759,550

Ginnie Mae II, Pool #MA3521

3.50%	03/20/46	18,659,486	17,834,613

Ginnie Mae II, Pool #MA3662

3.00%	05/20/46	5,507,443	5,112,462

Ginnie Mae II, Pool #MA3663

3.50%	05/20/46	8,947,588	8,549,249

Ginnie Mae II, Pool #MA3665

4.50%	05/20/46	1,221,566	1,224,953

Ginnie Mae II, Pool #MA3735

3.00%	06/20/46	69,724	64,832

Ginnie Mae II, Pool #MA3739

5.00%	06/20/46	2,468,941	2,541,674

Ginnie Mae II, Pool #MA3876

4.50%	08/20/46	76,541	76,753

Ginnie Mae II, Pool #MA3877

5.00%	08/20/46	1,042,545	1,074,498

Ginnie Mae II, Pool #MA4006

4.50%	10/20/46	35,982	36,082

Ginnie Mae II, Pool #MA4007

5.00%	10/20/46	2,153,958	2,217,490

Ginnie Mae II, Pool #MA4071

4.50%	11/20/46	154,074	155,043

Ginnie Mae II, Pool #MA4129

4.50%	12/20/46	55,025	55,285

Ginnie Mae II, Pool #MA4199

5.00%	01/20/47	2,215,324	2,280,760

Ginnie Mae II, Pool #MA4264

4.50%	02/20/47	5,545,800	5,555,153

Ginnie Mae II, Pool #MA4265

5.00%	02/20/47	1,851,143	1,897,809

Ginnie Mae II, Pool #MA4324

5.00%	03/20/47	2,097,539	2,150,720

Ginnie Mae II, Pool #MA4385

5.00%	04/20/47	422,634	431,152

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Ginnie Mae II, Pool #MA4454

5.00%	05/20/47	$327,937	$334,444

Ginnie Mae II, Pool #MA4513

5.00%	06/20/47	1,209,796	1,224,229

Ginnie Mae II, Pool #MA4781

5.00%	10/20/47	1,296,831	1,322,157

Ginnie Mae II, Pool #MA4836

3.00%	11/20/47	7,226,629	6,692,544

Ginnie Mae II, Pool #MA4838

4.00%	11/20/47	6,901,405	6,735,271

Ginnie Mae II, Pool #MA4900

3.50%	12/20/47	5,155,796	4,911,764

Ginnie Mae II, Pool #MA4901

4.00%	12/20/47	471,092	459,752

Ginnie Mae II, Pool #MA5467

4.50%	09/20/48	437,683	435,477

Ginnie Mae II, Pool #MA6080

3.00%	08/20/49	193,372	172,433

Ginnie Mae II, Pool #MA6209

3.00%	10/20/49	2,875,834	2,564,438

Ginnie Mae II TBA, 30 Year

2.50% (6)	01/01/52	110,825,000	98,124,388

5.00% (6)	10/01/52	7,425,000	7,393,006

4.50% (6)	08/01/52	15,675,000	15,371,447

Uniform Mortgage-Backed Securities TBA, 30-Year

2.00% (6)	12/01/51	125,875,000	104,660,505

2.50% (6)	01/01/52	139,725,000	120,930,870

3.00% (6)	03/01/52	43,675,000	39,264,860

3.50% (6)	04/01/52	18,000,000	16,733,981

4.00% (6)	06/01/52	120,225,000	114,965,156

4.50% (6)	07/01/52	119,475,000	116,800,813

5.00% (6)	09/01/52	134,750,000	133,986,675

5.50% (6)	10/01/52	64,600,000	65,147,384

Total Residential Mortgage-Backed Securities — Agency

(Cost: $1,957,989,883)			1,897,295,500

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 35.0%

ACE Securities Corp. (07-ASP1-A2C)

5.54% (1 mo. USD LIBOR + 0.520%) (2)	03/25/37	10,816,784	4,720,878

ACE Securities Corp. (07-ASP1-A2D)

5.78% (1 mo. USD LIBOR + 0.760%) (2)	03/25/37	5,813,906	2,537,148

ACE Securities Corp. (07-HE1-A1)

5.32% (1 mo. USD LIBOR + 0.300%) (2)	01/25/37	27,174,732	14,817,937

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Argent Securities Trust (06-M1-A2C)

5.32% (1 mo. USD LIBOR + 0.300%) (2)	07/25/36	$45,962,809	$12,510,111

Argent Securities Trust (06-W4-A2C)

5.34% (1 mo. USD LIBOR + 0.320%) (2)	05/25/36	17,054,360	4,270,760

Argent Securities, Inc. Asset-Backed Pass-Through Certificates (05-W3-M2)

5.71% (1 mo. USD LIBOR + 0.690%) (2)	11/25/35	29,183,398	24,480,207

Asset-Backed Funding Certificates (07-WMC1-A2A)

5.77% (1 mo. USD LIBOR + 0.750%) (2)	06/25/37	9,489,675	7,367,819

Banc of America Funding Corp. (04-B-3A1)

3.43% (4),(7)	12/20/34	144,703	117,630

Banc of America Funding Corp. (06-D-2A1)

3.50% (4),(7)	05/20/36	46,764	40,469

Banc of America Funding Corp. (06-D-3A1)

3.69% (4),(7)	05/20/36	1,353,131	1,194,737

Banc of America Funding Trust (06-3-4A14)

6.00%	03/25/36	262,365	213,048

Banc of America Funding Trust (06-3-5A3)

5.50% (7)	03/25/36	1,141,040	1,000,180

Bear Stearns Alt-A Trust (05-2-2A4)

3.57% (4)	04/25/35	1,293	1,162

Bear Stearns Alt-A Trust (05-4-23A1)

4.10% (4)	05/25/35	2,134,125	1,983,473

Bear Stearns Alt-A Trust (06-4-32A1)

3.66% (4)	07/25/36	313,554	160,486

Bear Stearns ARM Trust (04-12-1A1)

4.26% (4)	02/25/35	210,551	195,235

Bear Stearns ARM Trust (05-10-A3)

4.28% (4)	10/25/35	1,356,579	1,271,982

Bear Stearns ARM Trust (06-2-2A1)

3.60% (4),(7)	07/25/36	699,991	603,329

Bear Stearns ARM Trust (07-1-1A1)

3.85% (4)	02/25/47	7,045,317	6,161,832

Bear Stearns ARM Trust (07-1-2A1)

4.35% (4),(7)	02/25/47	108,253	94,223

Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A3)

5.50% (4)	09/25/35	834,178	757,293

Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A4)

5.40% (4)	09/25/35	1,783,615	1,610,520

Bear Stearns Mortgage Funding Trust (06-AR1-2A1)

5.46% (1 mo. USD LIBOR + 0.440%) (2)	08/25/36	8,832,995	7,826,415

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Bear Stearns Mortgage Funding Trust (06-AR3-1A1)

5.20% (1 mo. USD LIBOR + 0.180%) (2)	10/25/36	$272,185	$230,351

C-BASS Mortgage Loan Trust (07-CB2-A2B)

3.54% (7)	02/25/37	2,358,805	1,457,808

C-BASS Mortgage Loan Trust (07-CB2-A2C)

3.54% (7)	02/25/37	8,113,833	5,115,797

Chase Mortgage Finance Corp. (06-A1-2A1)

4.01% (4),(7)	09/25/36	347,973	299,199

Chase Mortgage Finance Corp. (07-A1-8A1)

4.12% (4)	02/25/37	1,221,230	1,165,133

Chaseflex Trust (05-1-1A5)

6.50%	02/25/35	2,129,439	1,814,778

CIM Trust (19-R3-A)

2.63% (1),(4)	06/25/58	11,017,800	10,124,023

CIM Trust (20-R1-A1)

2.85% (1),(4)	10/27/59	19,895,196	16,684,666

CIM Trust (20-R3-A1A)

4.00% (1),(4)	01/26/60	14,060,060	13,257,925

CIM Trust (20-R6-A1A)

2.25% (1),(4)	12/25/60	11,721,607	10,111,458

CIM Trust (20-R7-A1A)

2.25% (1),(4)	12/27/61	18,820,208	16,509,745

CIM Trust (21-NR2-A1)

2.57% (1)	07/25/59	14,366,964	13,788,849

CIM Trust (21-NR3-A1)

2.57% (1)	06/25/57	7,255,300	6,907,892

CIM Trust (21-R3-A1A)

1.95% (1),(4)	06/25/57	20,505,074	17,985,872

CIM Trust (23-NR1-A1)

6.00% (1)	06/25/62	15,613,089	15,122,462

CIM Trust (23-NR2 A1)

6.00% (1),(4)	06/25/62	9,400,000	8,914,020

CIM Trust (23-R1-A1A)

5.40% (1),(4)	04/25/62	14,157,845	13,908,889

CIM Trust (23-R1-A1B)

5.40% (1),(4)	04/25/62	13,400,000	10,666,241

CIM Trust (23-R3-A1A)

4.50% (1),(4)	01/25/63	11,900,000	10,908,730

Citigroup Mortgage Loan Trust, Inc. (06-AR5-1A1A)

4.05% (4),(7)	07/25/36	1,608,239	1,178,648

Citigroup Mortgage Loan Trust, Inc. (07-12-2A1)

6.50% (1),(4),(7)	10/25/36	2,232,610	1,218,816

CitiMortgage Alternative Loan Trust (07-A5-1A6)

6.00% (7)	05/25/37	8,228,945	7,608,456

Connecticut Avenue Securities Trust (19-R01-2B1)

9.37% (1 mo. USD LIBOR + 4.350%) (1),(2)	07/25/31	4,000,000	4,175,084

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

April 30, 2023

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Connecticut Avenue Securities Trust (19-R02-1B1)

9.17% (1 mo. USD LIBOR + 4.150%) (1),(2)	08/25/31	$2,000,000	$2,073,570

Connecticut Avenue Securities Trust (19-R06-2B1)

8.77% (1 mo. USD LIBOR + 3.750%) (1),(2)	09/25/39	9,055,710	9,047,478

Connecticut Avenue Securities Trust (21-R01-1B2)

10.82% (SOFR30A + 6.000%) (1),(2)	10/25/41	10,500,000	9,779,268

Connecticut Avenue Securities Trust (21-R03-1M2)

6.47% (SOFR30A + 1.650%) (1),(2)	12/25/41	14,450,000	13,930,283

Connecticut Avenue Securities Trust 2022-R01 (22-R01-1B1)

7.97% (SOFR30A + 3.150%) (1),(2)	12/25/41	4,305,000	4,155,936

Conseco Finance Securitizations Corp. (00-4-A5)

7.97%	05/01/32	45,277,023	9,015,538

Conseco Financial Corp. (99-2-A7)

6.44%	12/01/30	1,056,783	1,070,591

Countrywide Alternative Loan Trust (05-84-1A1)

3.38% (4),(7)	02/25/36	87,758	79,140

Countrywide Alternative Loan Trust (05-J1-2A1)

5.50%	02/25/25	107,575	105,577

Countrywide Alternative Loan Trust (07-19-1A34)

6.00%	08/25/37	11,297,855	5,864,972

Countrywide Home Loans Mortgage Pass-Through Trust (04-13-1A3)

5.50%	08/25/34	2,712,978	2,545,897

Countrywide Home Loans Mortgage Pass-Through Trust (05-9-1A1)

5.62% (1 mo. USD LIBOR + 0.600%) (2)	05/25/35	5,669,854	4,647,094

Countrywide Home Loans Mortgage Pass-Through Trust (05-HYB5-4A1)

3.85% (4)	09/20/35	10,749	8,953

Countrywide Home Loans Mortgage Pass-Through Trust (07-HY5-1A1)

4.02% (4),(7)	09/25/47	3,384	2,489

Countrywide Home Loans Mortgage Pass-Through Trust (07-HYB1-1A1)

3.58% (4)	03/25/37	30,413	23,268

Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA)

5.75%	04/22/33	13,395	12,692

Credit Suisse First Boston Mortgage Securities Corp. (05-11-1A1)

6.50% (7)	12/25/35	1,475,512	782,598

Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1)

6.50%	01/25/36	6,020,968	1,553,184

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Credit Suisse Mortgage Trust (21-RP11-PT)

3.78% (1),(4),(7)	10/25/61	$13,466,341	$9,984,477

Credit-Based Asset Servicing and Securitization LLC (06-CB7-A4)

5.34% (1 mo. USD LIBOR + 0.320%) (2)	10/25/36	16,970,723	11,223,082

Credit-Based Asset Servicing and Securitization LLC (06-CB9-A4)

5.48% (1 mo. USD LIBOR + 0.230%) (2)	11/25/36	11,768,498	5,525,602

CSMC Mortgage-Backed Trust (06-8-3A1)

6.00%	10/25/21	756,851	374,569

CSMC Mortgage-Backed Trust (06-9-5A1)

5.50%	11/25/36	300,674	246,177

CSMC Mortgage-Backed Trust (07-2-3A4)

5.50%	03/25/37	4,137,672	2,334,105

CSMC Mortgage-Backed Trust (22-RPL1-PT)

4.47% (1),(4),(7)	04/25/61	13,174,695	11,467,312

CSMCM Trust Certificates (21-RP11-CERT)

3.78% (1)	10/27/61	569,865	437,695

CSMCM Trust Certificates (22-RPL1-CERT)

4.23% (1)	04/25/61	556,424	483,040

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (05-1-1A3)

5.52% (1 mo. USD LIBOR + 0.500%) (2)	02/25/35	3,375,277	3,229,714

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (06-AR6-A6)

5.40% (1 mo. USD LIBOR + 0.380%) (2)	02/25/37	163,541	140,552

DSLA Mortgage Loan Trust (05-AR6-2A1A)

5.53% (1 mo. USD LIBOR + 0.580%) (2)	10/19/45	1,662,367	1,424,773

DSLA Mortgage Loan Trust (06-AR2-2A1A)

5.15% (1 mo. USD LIBOR + 0.200%) (2)	10/19/36	19,429,524	13,392,795

DSLA Mortgage Loan Trust (07-AR1-2A1A)

5.09% (1 mo. USD LIBOR + 0.140%) (2)	03/19/37	4,150,663	3,338,081

Fieldstone Mortgage Investment Corp. (07-1-2A2)

5.39% (1 mo. USD LIBOR + 0.270%) (2)	04/25/47	2,626,861	1,841,012

First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2C)

5.18% (1 mo. USD LIBOR + 0.160%) (2)	12/25/37	9,828,674	8,592,467

First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2C)

5.30% (1 mo. USD LIBOR + 0.280%) (2)	01/25/38	3,197,213	1,710,263

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2D)

5.46% (1 mo. USD LIBOR + 0.440%) (2)	01/25/38	$15,649,060	$8,416,476

First Franklin Mortgage Loan Trust (06-FF12-A1)

5.13% (1 mo. USD LIBOR + 0.105%) (2)	09/25/36	5,361,917	4,817,210

First Franklin Mortgage Loan Trust (06-FF9-2A4)

5.52% (1 mo. USD LIBOR + 0.500%) (2)	06/25/36	9,068,000	7,942,842

First Franklin Mortgage Loan Trust (07-FF2-A1)

5.16% (1 mo. USD LIBOR + 0.140%) (2)	03/25/37	33,185,505	18,684,025

First Franklin Mortgage Loan Trust (07-FF2-A2C)

5.17% (1 mo. USD LIBOR + 0.150%) (2)	03/25/37	36,014,670	18,028,767

First Horizon Alternative Mortgage Securities Trust (05-AA3-3A1)

5.77% (4),(7)	05/25/35	1,108,378	997,988

First Horizon Alternative Mortgage Securities Trust (05-AA7-1A1)

4.31% (4),(7)	09/25/35	1,456,126	1,285,226

First Horizon Alternative Mortgage Securities Trust (05-AA7-2A1)

5.06% (4),(7)	09/25/35	827,805	714,729

First Horizon Alternative Mortgage Securities Trust (06-AA7-A1)

4.27% (4),(7)	01/25/37	4,255,488	3,171,651

Freddie Mac (21-DNA7-B1)

8.47% (SOFR30A + 3.650%) (1),(2)	11/25/41	14,650,000	14,128,563

Freddie Mac (21-HQA2-B1)

7.97% (SOFR30A + 3.150%) (1),(2)	12/25/33	6,000,000	5,447,510

Freddie Mac (22-DNA1-M2)

7.32% (SOFR30A + 2.500%) (1),(2)	01/25/42	13,850,000	13,046,051

GMACM Mortgage Loan Trust (05-AR5-2A1)

4.15% (4)	09/19/35	1,702,015	1,192,536

GreenPoint Mortgage Funding Trust (05-AR3-1A1)

5.50% (1 mo. USD LIBOR + 0.480%) (2)	08/25/45	216,131	166,080

GS Mortgage-Backed Securities Trust (22-PJ6-A3)

2.50% (1),(4)	01/25/53	5,879,736	4,833,786

GSAA Home Equity Trust (05-7-AF5)

5.11%	05/25/35	64,121	61,231

GSR Mortgage Loan Trust (04-9-3A1)

3.50% (4)	08/25/34	1,134,330	1,030,831

GSR Mortgage Loan Trust (06-OA1-2A2)

5.54% (1 mo. USD LIBOR + 0.520%) (2)	08/25/46	42,649,434	11,185,906

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

GSR Mortgage Loan Trust (07-3F-3A7)

6.00% (7)	05/25/37	$4,534,824	$3,443,499

GSR Mortgage Loan Trust (07-AR2-2A1)

3.93% (4)	05/25/37	1,526,837	914,945

GSR Mortgage Loan Trust (07-AR2-5A1A)

4.31% (4)	05/25/37	598,795	519,674

HarborView Mortgage Loan Trust (06-1-1A1A)

5.47% (1 mo. USD LIBOR + 0.520%) (2)	03/19/36	22,185,916	14,457,719

HarborView Mortgage Loan Trust (07-3-1A1A)

5.35% (1 mo. USD LIBOR + 0.400%) (2)	05/19/47	9,163,822	7,684,577

HSI Asset Loan Obligation Trust (07-2-2A12)

6.00%	09/25/37	555,388	429,476

HSI Asset Securitization Corp. (06-HE2-1A)

5.28% (1 mo. USD LIBOR + 0.260%) (2)	12/25/36	35,177,234	14,694,931

HSI Asset Securitization Corp. (06-WMC1-A3)

5.32% (1 mo. USD LIBOR + 0.300%)	07/25/36	23,969,961	10,603,868

Impac CMB Trust (05-1-1A1)

5.54% (1 mo. USD LIBOR + 0.520%) (2)	04/25/35	415,112	382,113

Impac CMB Trust (05-5-A2)

5.46% (1 mo. USD LIBOR + 0.220%) (2)	08/25/35	2,055,119	1,877,959

Impac Secured Assets Trust (06-3-A1)

5.36% (1 mo. USD LIBOR + 0.340%) (2),(7)	11/25/36	3,593,446	3,146,104

IndyMac Index Mortgage Loan Trust (04-AR4-2A)

4.08% (4)	08/25/34	2,332,926	2,191,233

IndyMac Index Mortgage Loan Trust (04-AR9-4A)

4.19% (4)	11/25/34	176,014	161,460

IndyMac Index Mortgage Loan Trust (05-AR17-3A1)

3.56% (4)	09/25/35	2,485,025	1,715,861

IndyMac Index Mortgage Loan Trust (05-AR23-2A1)

3.73% (4)	11/25/35	1,574,599	1,287,169

IndyMac Index Mortgage Loan Trust (05-AR23-6A1)

3.48% (4)	11/25/35	2,321,297	1,958,229

IndyMac Index Mortgage Loan Trust (05-AR25-2A1)

3.35% (4)	12/25/35	1,230,453	1,093,737

IndyMac Index Mortgage Loan Trust (05-AR7-2A1)

2.91% (4)	06/25/35	770,764	609,704

IndyMac Index Mortgage Loan Trust (06-AR39-A1)

5.38% (1 mo. USD LIBOR + 0.360%) (2)	02/25/37	4,275,119	3,613,152

IndyMac Index Mortgage Loan Trust (07-AR11-1A1)

2.92% (4)	06/25/37	11,450	9,205

IndyMac Index Mortgage Loan Trust (07-AR5-2A1)

3.30% (4)	05/25/37	8,375,907	6,819,130

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

April 30, 2023

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

IndyMac Index Mortgage Loan Trust (07-AR7-1A1)

3.06% (4)	11/25/37	$1,544,728	$1,243,565

IndyMac INDX Mortgage Loan Trust (06-AR6-2A1A)

5.42% (1 mo. USD LIBOR + 0.400%) (2)	06/25/46	7,020,604	6,424,346

JPMorgan Alternative Loan Trust (06-A2-5A1)

3.98% (4),(7)	05/25/36	3,126,656	1,866,645

JPMorgan Alternative Loan Trust (06-A4-A8)

3.54% (4),(7)	09/25/36	231,029	246,580

JPMorgan Mortgage Acquisition Corp. (06-CH2-AF4)

5.76%	10/25/36	3,836,224	2,387,567

JPMorgan Mortgage Acquisition Trust (06-WMC4-A3)

5.14% (1 mo. USD LIBOR + 0.120%) (2)	12/25/36	25,770,361	13,506,111

JPMorgan Mortgage Trust (05-A6-7A1)

4.01% (4)	08/25/35	104,337	87,178

JPMorgan Mortgage Trust (06-A2-5A3)

4.18% (4)	11/25/33	426,909	413,129

JPMorgan Mortgage Trust (06-A4-1A4)

3.79% (4)	06/25/36	200,848	151,435

JPMorgan Mortgage Trust (06-A7-2A4R)

3.87% (4),(7)	01/25/37	7,753	5,743

Lehman Mortgage Trust (06-4-4A1)

6.00%	08/25/21	520,369	382,804

Lehman XS Trust (06-10N-1A3A)

5.44% (1 mo. USD LIBOR + 0.420%) (2)	07/25/46	6,412,470	5,891,767

Lehman XS Trust (06-12N-A31A)

5.42% (1 mo. USD LIBOR + 0.400%) (2)	08/25/46	1,950,215	1,893,981

Lehman XS Trust (06-9-A1B)

5.34% (1 mo. USD LIBOR + 0.320%) (8)	05/25/46	14,945	—

Lehman XS Trust (06-GP2-3A1)

5.42% (1 mo. USD LIBOR + 0.400%) (2)	06/25/46	9,871,324	8,694,127

Lehman XS Trust (06-GP4-3A5)

5.47% (1 mo. USD LIBOR + 0.450%) (2)	08/25/46	7,101,349	6,761,466

LHOME Mortgage Trust (21-RTL3-A1)

2.36% (1)	09/25/26	21,225,000	20,438,845

MASTR Alternative Loans Trust (05-4-1A1)

6.50%	05/25/35	4,132,616	3,513,291

MASTR Alternative Loans Trust (06-2-2A1)

5.42% (1 mo. USD LIBOR + 0.400%) (2),(7),(8)	03/25/36	65,540	6,845

MASTR Asset Securitization Trust (06-3-2A1)

5.47% (1 mo. USD LIBOR + 0.450%) (2)	10/25/36	28,197	4,378

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

MASTR Asset-Backed Securities Trust (06-AB1-A4)

6.22%	02/25/36	$204,416	$167,034

MASTR Asset-Backed Securities Trust (06-HE5-A3)

5.34% (1 mo. USD LIBOR + 0.320%) (2)	11/25/36	14,221,567	8,460,577

MASTR Seasoned Securitization Trust (04-1-4A1)

4.22% (4)	10/25/32	3,392	3,257

Merrill Lynch Alternative Note Asset Trust (07-A1-A2C)

5.48% (1 mo. USD LIBOR + 0.460%) (2)	01/25/37	1,510,152	481,335

Merrill Lynch Alternative Note Asset Trust (07-A1-A3)

5.34% (1 mo. USD LIBOR + 0.320%) (2)	01/25/37	776,822	252,264

Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2B)

5.36% (1 mo. USD LIBOR + 0.340%) (2)	04/25/37	34,310,030	14,062,443

Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2C)

5.52% (1 mo. USD LIBOR + 0.500%) (2)	04/25/37	19,146,632	7,932,840

Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2D)

5.70% (1 mo. USD LIBOR + 0.680%) (2)	04/25/37	4,888,588	2,049,753

Merrill Lynch First Franklin Mortgage Loan Trust (07-2-A2C)

5.50% (1 mo. USD LIBOR + 0.480%) (2)	05/25/37	4,316,460	3,404,566

Merrill Lynch First Franklin Mortgage Loan Trust (07-3-A2B)

5.28% (1 mo. USD LIBOR + 0.260%) (2)	06/25/37	1,816,875	1,636,811

Merrill Lynch First Franklin Mortgage Loan Trust (07-4-2A3)

5.18% (1 mo. USD LIBOR + 0.160%) (2)	07/25/37	24,530,561	21,140,373

Merrill Lynch Mortgage-Backed Securities Trust (07-2-1A1)

7.03% (U.S. 1-year Treasury Constant Maturity Rate + 2.400%) (2),(7)	08/25/36	511,544	449,085

Mid-State Trust (05-1-A)

5.75%	01/15/40	1,152,303	1,132,784

Morgan Stanley ABS Capital I, Inc. Trust (04-NC8-M2)

5.98% (1 mo. USD LIBOR + 0.960%) (2)	09/25/34	392,013	380,889

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Morgan Stanley Home Equity Loan Trust (06-2-A4)

5.58% (1 mo. USD LIBOR + 0.560%) (2)	02/25/36	$545,169	$535,138

Morgan Stanley Mortgage Loan Trust (07-3XS-2A6)

6.26%	01/25/47	2,119,269	679,097

Morgan Stanley Mortgage Loan Trust (07-7AX-2A1)

5.26% (1 mo. USD LIBOR + 0.240%) (2)	04/25/37	2,691,529	795,852

MortgageIT Trust (05-4-A1)

5.58% (1 mo. USD LIBOR + 0.560%) (2)	10/25/35	554,270	542,962

New Century Home Equity Loan Trust (06-1-A2B)

5.38% (1 mo. USD LIBOR + 0.360%) (2)	05/25/36	10,886,974	10,595,927

Oakwood Mortgage Investors, Inc. (02-A-A4)

6.97% (4)	03/15/32	154,052	153,061

Oakwood Mortgage Investors, Inc. (99-E-A1)

7.61% (4)	03/15/30	5,700,878	3,591,970

Ownit Mortgage Loan Asset-Backed Certificates (06-6-A2C)

5.34% (1 mo. USD LIBOR + 0.320%) (2)	09/25/37	15,100,362	7,263,313

PRET LLC (22-RN1-A1)

3.72% (1)	07/25/51	16,979,737	16,044,128

Pretium Mortgage Credit Partners LLC (22-RN3-A2)

6.50% (1),(4)	08/25/52	17,115,000	15,848,702

PRPM LLC (21-10-A1)

2.49% (1)	10/25/26	14,205,675	13,356,033

PRPM LLC (21-9-A1)

2.36% (1)	10/25/26	7,602,571	7,130,168

PRPM LLC (22-1-A1)

3.72% (1)	02/25/27	13,143,867	12,584,172

PRPM LLC (22-2-A1)

5.00% (1)	03/25/27	12,550,820	12,333,567

PRPM LLC (22-3-A1)

5.56% (1)	06/25/27	16,551,318	16,352,610

RAAC Series Trust (05-SP1-4A1)

7.00%	09/25/34	839,671	667,917

RALI Trust (05-QA13-2A1)

4.68% (4),(7)	12/25/35	380,859	307,059

RALI Trust (05-QA7-A21)

4.02% (4),(7)	07/25/35	996,020	914,251

Residential Accredit Loans, Inc. (05-QA8-CB21)

4.39% (4),(7)	07/25/35	2,660,234	1,494,259

Residential Accredit Loans, Inc. (06-QA1-A21)

4.93% (4),(7)	01/25/36	9,285	7,214

Residential Accredit Loans, Inc. (06-QA10-A2)

5.38% (1 mo. USD LIBOR + 0.360%) (2)	12/25/36	7,250,442	5,861,556

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Residential Accredit Loans, Inc. (06-QA2-1A1)

5.27% (1 mo. USD LIBOR + 0.250%) (2),(7)	02/25/36	$11,340	$7,254

Residential Accredit Loans, Inc. (06-QS10-AV) (I/O)

0.57% (4),(8)	08/25/36	18,885,670	353,068

Residential Accredit Loans, Inc. (06-QS5-A5)

6.00% (7)	05/25/36	2,216,789	1,805,935

Residential Accredit Loans, Inc. (06-QS6-1AV) (I/O)

0.78% (4),(8)	06/25/36	25,243,933	551,115

Residential Accredit Loans, Inc. (06-QS7-AV) (I/O)

0.71% (4),(8)	06/25/36	5,208,415	89,085

Residential Accredit Loans, Inc. (07-QS1-2AV) (I/O)

0.17% (4),(8)	01/25/37	1,342,522	7,663

Residential Accredit Loans, Inc. (07-QS2-AV) (I/O)

0.33% (4),(8)	01/25/37	9,262,511	98,512

Residential Accredit Loans, Inc. (07-QS3-AV) (I/O)

0.36% (4),(8)	02/25/37	41,389,494	487,895

Residential Accredit Loans, Inc. (07-QS4-3AV) (I/O)

0.36% (4),(8)	03/25/37	4,897,967	55,736

Residential Accredit Loans, Inc. (07-QS5-AV) (I/O)

0.29% (4),(8)	03/25/37	6,157,797	53,753

Residential Accredit Loans, Inc. (07-QS6-A45)

5.75% (7)	04/25/37	1,402,961	1,101,592

Residential Accredit Loans, Inc. (07-QS8-AV) (I/O)

0.43% (4),(8)	06/25/37	9,943,124	151,298

Residential Asset Securitization Trust (07-A3-1A4)

5.75%	04/25/37	2,302,712	1,228,205

Residential Funding Mortgage Securities I (05-SA5-2A)

4.37% (4),(7)	11/25/35	8,334	7,106

Residential Funding Mortgage Securities I (06-S9-A3) (PAC)

5.75% (7)	09/25/36	305,990	243,381

Residential Funding Mortgage Securities I (07-S2-A9)

6.00% (7)	02/25/37	2,978,700	2,395,994

Residential Funding Mortgage Securities I (07-SA2-2A2)

4.51% (4),(7)	04/25/37	8,702	6,442

Roc Mortgage Trust (21-RTL1-A1)

2.49% (1),(4)	08/25/26	16,300,000	15,638,008

Saxon Asset Securities Trust (06-3-A3)

5.36% (1 mo. USD LIBOR + 0.340%) (2)	10/25/46	3,056,698	2,978,594

Saxon Asset Securities Trust (07-2-A2C)

5.26% (1 mo. USD LIBOR + 0.240%) (2)	05/25/47	10,524,422	7,576,714

Saxon Asset Securities Trust (07-2-A2D)

5.32% (1 mo. USD LIBOR + 0.300%) (2)	05/25/47	12,242,445	8,816,500

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

April 30, 2023

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Securitized Asset Backed Receivables LLC Trust (06-WM4-A1)

5.40% (1 mo. USD LIBOR + 0.380%) (1),(2)	11/25/36	$26,780,157	$12,904,021

Securitized Asset Backed Receivables LLC Trust (07-BR2-A1)

5.20% (1 mo. USD LIBOR + 0.180%) (1),(2)	02/25/37	20,045,192	16,913,846

Securitized Asset-Backed Receivables LLC Trust (06-CB1-AF2)

2.86%	01/25/36	2,798,443	2,227,480

Securitized Asset-Backed Receivables LLC Trust (07-BR1-A2C)

5.70% (1 mo. USD LIBOR + 0.680%) (2)	02/25/37	7,588,229	3,362,752

Securitized Asset-Backed Receivables LLC Trust (07-BR2-A2)

5.25% (1 mo. USD LIBOR + 0.230%) (2)	02/25/37	26,156,576	11,489,404

Securitized Asset-Backed Receivables LLC Trust (07-NC2-A2B)

5.16% (1 mo. USD LIBOR + 0.140%) (2)	01/25/37	11,935,525	9,952,617

Sequoia Mortgage Trust (03-8-A1)

5.59% (1 mo. USD LIBOR + 0.640%) (2)	01/20/34	324,292	306,077

SG Mortgage Securities Trust (07-NC1-A2)

5.26% (1 mo. USD LIBOR + 0.240%) (1),(2)	12/25/36	15,434,721	9,457,344

Soundview Home Equity Loan Trust (07-OPT3-2A4)

5.27% (1 mo. USD LIBOR + 0.250%) (2)	08/25/37	4,000,000	3,622,706

Structured Adjustable Rate Mortgage Loan Trust (04-12-2A)

4.88% (4)	09/25/34	432,355	417,124

Structured Adjustable Rate Mortgage Loan Trust (04-14-2A)

5.55% (4)	10/25/34	922,044	885,887

Structured Adjustable Rate Mortgage Loan Trust (06-2-3A1)

4.69% (4),(7)	03/25/36	7,123,354	6,833,960

Structured Adjustable Rate Mortgage Loan Trust (06-2-5A1)

4.38% (4),(7)	03/25/36	213,779	158,271

Structured Adjustable Rate Mortgage Loan Trust (06-4-5A1)

4.26% (4),(7)	05/25/36	1,264,045	937,754

Structured Adjustable Rate Mortgage Loan Trust (06-5-1A1)

4.24% (4),(7)	06/25/36	1,482,882	1,310,987

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Structured Adjustable Rate Mortgage Loan Trust (07-1-1A1)

4.17% (4)	02/25/37	$1,513,606	$824,856

Structured Asset Mortgage Investments II Trust (07-AR4-A5)

5.24% (1 mo. USD LIBOR + 0.220%) (2)	09/25/47	12,763,495	11,138,047

Structured Asset Securities Corp. (05-2XS-1A5B)

4.90%	02/25/35	1	1

SunTrust Adjustable Rate Mortgage Loan Trust (07-2-2A1)

4.10% (4)	04/25/37	92,107	55,322

SunTrust Adjustable Rate Mortgage Loan Trust (07-3-1A1)

3.65% (4)	06/25/37	2,530	1,730

SunTrust Adjustable Rate Mortgage Loan Trust (07-S1-2A1)

4.40% (4)	01/25/37	219,321	211,563

Wachovia Mortgage Loan Trust LLC (06-AMN1-A3)

1.73% (1 mo. USD LIBOR + 0.480%) (2)	08/25/36	5,623,317	2,199,049

WaMu Mortgage Pass-Through Certificates (04-AR14-A1)

4.12% (4)	01/25/35	2,237,791	2,026,963

WaMu Mortgage Pass-Through Certificates (05-AR14-2A1)

3.77% (4)	12/25/35	557,525	506,913

WaMu Mortgage Pass-Through Certificates (05-AR18-1A1)

3.98% (4)	01/25/36	842,016	743,381

WaMu Mortgage Pass-Through Certificates (06-AR11-1A)

4.42% (12 mo. Monthly Treasury Average Index + 0.960%) (2),(7)	09/25/46	1,982,587	1,613,754

WaMu Mortgage Pass-Through Certificates (06-AR17-1A1A)

3.77% (12 mo. Monthly Treasury Average Index + 0.810%) (2)	12/25/46	2,047,073	1,797,473

Washington Mutual Alternative Mortgage Pass-Through Certificates (02-AR1-1A1)

4.40% (4)	11/25/30	22,977	22,639

Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2)

5.75% (7)	02/25/36	469,657	428,341

Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-1A1)

5.62% (1 mo. USD LIBOR + 0.600%) (2),(7)	07/25/36	1,107,149	717,130

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Washington Mutual Alternative Mortgage Pass-Through Certificates (06-AR10-A2A)

5.36% (1 mo. USD LIBOR + 0.340%) (2)	12/25/36	$1,668,270	$1,322,463

Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA3-5A)

4.71% (12 mo. Monthly Treasury Average Index + 1.250%) (2),(7)	04/25/47	918,502	687,526

Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OC2-A3)

5.64% (1 mo. USD LIBOR + 0.620%) (2)	06/25/37	2,451,866	2,097,218

Washington Mutual Asset-Backed Certificates (06-HE1-2A4)

5.58% (1 mo. USD LIBOR + 0.560%) (2)	04/25/36	1,451,191	1,432,431

Washington Mutual Asset-Backed Certificates (07-HE2-2A1)

5.12% (1 mo. USD LIBOR + 0.100%) (2)	02/25/37	15,586,099	4,752,573

Wells Fargo Home Equity Asset-Backed Securities (07-1-A3)

5.66% (1 mo. USD LIBOR + 0.640%) (2)	03/25/37	5,521,000	4,797,713

Wells Fargo Mortgage-Backed Securities Trust (06-AR11-A6)

4.06% (4),(7)	08/25/36	969,981	866,712

Total Residential Mortgage-Backed Securities — Non-Agency

(Cost: $1,125,701,990)			1,041,511,761

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.1%

Fannie Mae

1.55%	08/24/35	43,500,000	31,365,370

Total U.S. Government Agency Obligations

(Cost: $31,358,786)			31,365,370

U.S. TREASURY SECURITIES — 2.5%

U.S. Treasury Bond

3.63%	02/15/53	5,386,000	5,340,556

3.88%	02/15/43	320,000	323,450

U.S. Treasury Inflation Indexed Bond (TIPS)

1.25%	04/15/28	19,879,111	19,863,580

U.S. Treasury Note

2.38%	02/15/42	490,000	395,599

3.50%	04/30/28	9,370,000	9,373,546

3.50%	02/15/33	4,890,000	4,919,416

3.63%	03/31/28	20,564,000	20,675,656

Issues	Maturity Date	Principal Amount	Value

U.S. TREASURY SECURITIES (Continued)

3.88%	03/31/25	$9,455,000	$9,417,328

3.88%	04/30/25	3,455,000	3,444,628

Total U.S. Treasury Securities

(Cost: $73,404,312)			73,753,759

Total Fixed Income Securities

(Cost: $3,856,925,150)			3,615,449,611

		Shares

MONEY MARKET INVESTMENTS — 2.2%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.76% (9)		66,085,801	66,085,801

Total Money Market Investments

(Cost: $66,085,801)			66,085,801

	Maturity Date	Principal Amount

SHORT TERM INVESTMENTS — 3.0%

U.S. Government Agency Obligations — 3.0%

Federal Home Loan Banks

3.12% (10)	06/21/23	$40,000,000	39,732,522

4.95% (10)	08/09/23	50,000,000	49,322,367

Total U.S. Government Agency Obligations

(Cost: $89,046,767)			89,054,889

Total Short Term Investments

(Cost: $89,046,767)			89,054,889

Total Investments (126.8%)

(Cost: $4,012,057,718)			3,770,590,301

Liabilities In Excess Of Other Assets (-26.8%)			(797,691,239)

Net Assets (100.0%)			$2,972,899,062

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

April 30, 2023

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
33	10-Year U.S. Treasury Note Futures	06/21/23	$3,856,431	$4,007,953	$151,522
2,146	5-Year U.S. Treasury Note Futures	06/30/23	230,244,893	235,506,735	5,261,842
2,495	2-Year U.S. Treasury Note Futures	06/30/23	511,201,220	514,379,335	3,178,115
2,106	U.S. Ultra Long Bond Futures	06/21/23	285,268,503	297,801,563	12,533,060

			$1,030,571,047	$1,051,695,586	$21,124,539

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (11)
Citibank N.A.	EUR	8,569,000	07/14/23	$9,413,047	$9,498,464	$(85,417)

				$9,413,047	$9,498,464	$(85,417)

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
ARM	Adjustable Rate Mortgage.
CLO	Collateralized Loan Obligation.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
P/O	Principal Only Security.
SOFR	Secured Overnight Financing Rate.
TAC	Target Amortization Class.
TBA	To Be Announced.
EUR	Euro Currency.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2023, the value of these securities amounted to $998,285,838 or 33.6% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2023.
(3)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debtholders and fund expenses.
(4)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Security is not accruing interest.
(6)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(7)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(9)	Rate disclosed is the 7-day net yield as of April 30, 2023.
(10)	Rate shown represents yield-to-maturity.
(11)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Investments by Sector (Unaudited)	April 30, 2023

Sector	Percentage of Net Assets
Residential Mortgage-Backed Securities — Agency	63.8%
Residential Mortgage-Backed Securities — Non-Agency	35.0
Asset-Backed Securities	10.0
Commercial Mortgage-Backed Securities — Non-Agency	8.8
U.S. Government Agency Obligations	4.1
U.S. Treasury Securities	2.5
Money Market Investments	2.2
Commercial Mortgage-Backed Securities — Agency	0.4
Other*	(26.8)

Total	100.0%

*	Includes futures, pending trades, interest receivable and accrued expenses payable.

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Fair Valuation Summary (Unaudited)	April 30, 2023

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$298,437,420	$—	$298,437,420
Commercial Mortgage-Backed Securities — Agency	—	11,338,468	—	11,338,468
Commercial Mortgage-Backed Securities — Non-Agency	—	261,747,333	—	261,747,333
Residential Mortgage-Backed Securities — Agency	—	1,897,295,500	—	1,897,295,500
Residential Mortgage-Backed Securities — Non-Agency	—	1,039,656,791	1,854,970	1,041,511,761
U.S. Government Agency Obligations	—	31,365,370	—	31,365,370
U.S. Treasury Securities	53,890,179	19,863,580	—	73,753,759

Total Fixed Income Securities	53,890,179	3,559,704,462	1,854,970	3,615,449,611

Money Market Investments	66,085,801	—	—	66,085,801
Short-Term Investments	—	89,054,889	—	89,054,889

Total Investments	$119,975,980	$3,648,759,351	$1,854,970	$3,770,590,301

Asset Derivatives
Futures Contracts
Interest Rate Risk	21,124,539	—	—	21,124,539

Total Investments	$141,100,519	$3,648,759,351	$1,854,970	$3,791,714,840

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(85,417)	$—	$(85,417)

Total	$—	$(85,417)	$—	$(85,417)

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2023

	TCW Core Fixed Income Fund	TCW Enhanced Commodity Strategy Fund (1)	TCW Global Bond Fund
ASSETS
Investments, at Value (2)	$1,517,242,555	$24,108,895	$21,006,138
Investment in Affiliated Issuers, at Value	—	—	577,537	(3)
Foreign Currency, at Value	—	—	475	(4)
Cash	30,733	—	—
Receivable for Securities Sold	6,041,538	102,883	17,346
Receivable for Fund Shares Sold	3,778,212	8,385	15
Interest Receivable	6,197,793	147,144	149,299
Receivable from Investment Advisor	41,006	25,898	19,137
Unrealized Appreciation on Open Forward Foreign Currency Contracts	6,894	—	34,005
Receivable for Daily Variation Margin on Open Financial Futures Contracts	—	3,607	—
Cash Collateral Held for Brokers	10,647,952	—	201,207
Receivable for Daily Variation Margin on Open Centrally Cleared Swap Contracts	—	—	2,316
Cash Collateral on Deposit	—	4,615,000	—
Prepaid Expenses	51,790	9,486	18,306

Total Assets	1,544,038,473	29,021,298	22,025,781

LIABILITIES
Distributions Payable	139,261	—	996
Payable for Securities Purchased	55,577,117	—	665,222
Payable for Purchase of When-Issued Securities	254,467,227	—	2,634,258
Payable for Fund Shares Redeemed	3,385,324	10,546	957
Accrued Capital Gain Withholding Taxes	—	—	51
Accrued Directors’ Fees and Expenses	10,491	10,643	10,646
Deferred Accrued Directors’ Fees and Expenses	1,987	1,986	1,986
Accrued Management Fees	400,969	11,946	7,594
Accrued Distribution Fees	38,828	1,743	1,790
Interest Payable on Swap Agreements	—	39,993	—
Payable for Daily Variation Margin on Open Financial Futures Contracts	4,668	—	4,042
Payable for Daily Variation Margin on Open Centrally Cleared Swap Contracts	140,748	—	—
Open Swap Agreements, at Value	—	317,085	—
Collateral Pledged by Brokers	1,632,400	—	—
Unrealized Depreciation on Open Forward Foreign Currency Contracts	155,087	—	86,934
Transfer Agent Fees Payable	377,225	10,497	3,358
Administration Fee Payable	64,025	28,023	1,363
Audit Fees Payable	52,387	20,663	34,597
Accounting Fees Payable	62,785	21,354	992
Custodian Fees Payable	62,084	42,583	18,762
Legal Fees Payable	3,801	8	142
Other Accrued Expenses	51,039	12,905	9,932

Total Liabilities	316,627,453	529,975	3,483,622

NET ASSETS	$1,227,411,020	$28,491,323	$18,542,159

NET ASSETS CONSIST OF:
Paid-in Capital	$1,436,766,760	$33,174,868	$22,061,171
Accumulated Earnings (Loss)	(209,355,740)	(4,683,545)	(3,519,012)

NET ASSETS	$1,227,411,020	$28,491,323	$18,542,159

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$933,048,364	$20,297,282	$9,807,608

N Class Share	$190,663,549	$8,194,041	$8,734,551

Plan Class Share	$103,699,107	$—	$—

CAPITAL SHARES OUTSTANDING: (5)
I Class Share	93,595,643	3,340,103	1,161,723

N Class Share	19,159,121	1,348,516	1,034,824

Plan Class Share	10,350,618	—	—

NET ASSET VALUE PER SHARE: (6)
I Class Share	$9.97	$6.08	$8.44

N Class Share	$9.95	$6.08	$8.44

Plan Class Share	$10.02	$—	$—

(1)	Consolidated Statement of Assets and Liabilities (See Note 2).
(2)

The identified cost for the TCW Core Fixed Income Fund, the TCW Enhanced Commodity Strategy Fund and the TCW Global Bond Fund at April 30, 2023 was $1,573,353,811, $24,640,821 and $22,474,304, respectively.

(3)	The identified cost for the TCW Global Bond Fund at April 30, 2023 was $722,910.
(4)	The identified cost for the TCW Global Bond Fund at April 30, 2023 was $475.
(5)	The number of authorized shares, with a par value of $0.001 per share is 4,000,000,000 for each of the I Class, N Class and Plan Class shares.
(6)	Represents offering price and redemption price per share.

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2023

	TCW High Yield Bond Fund	TCW Short Term Bond Fund	TCW Total Return Bond Fund
ASSETS
Investments, at Value (1)	$58,922,898	$11,015,592	$3,770,590,301
Cash	—	—	2,777
Receivable for Securities Sold	9,297	—	4,279,621
Receivable for Fund Shares Sold	13,618	252,939	5,467,457
Interest Receivable	791,984	30,343	9,875,109
Receivable from Investment Advisor	23,865	16,715	42,900
Unrealized Appreciation on Open Forward Foreign Currency Contracts	57	—	—
Receivable for Daily Variation Margin on Open Financial Futures Contracts	—	—	4,770,787
Cash Collateral Held for Brokers	289,000	68,000	38,287,795
Prepaid Expenses	22,487	8,826	62,198

Total Assets	60,073,206	11,392,415	3,833,378,945

LIABILITIES
Distributions Payable	10,157	758	4,167,577
Payable for Securities Purchased	371,518	717,127	12,795,804
Payable for Purchase of When-Issued Securities	—	2,008,928	830,032,245
Payable for Fund Shares Redeemed	67,877	1,932	4,592,302
Accrued Directors’ Fees and Expenses	10,641	10,648	10,244
Deferred Accrued Directors’ Fees and Expenses	1,987	1,987	1,987
Accrued Management Fees	22,033	2,435	975,269
Accrued Distribution Fees	1,554	—	97,879
Payable for Daily Variation Margin on Open Financial Futures Contracts	3,912	7,682	—
Collateral Pledged by Brokers	—	—	5,339,000
Unrealized Depreciation on Open Forward Foreign Currency Contracts	3,595	—	85,417
Transfer Agent Fees Payable	21,849	3,476	1,201,682
Administration Fee Payable	4,056	1,128	219,448
Audit Fees Payable	40,056	69,466	158,340
Accounting Fees Payable	7,174	588	190,269
Custodian Fees Payable	17,195	7,565	135,087
Legal Fees Payable	327	130	12,841
Other Accrued Expenses	9,811	6,115	464,492

Total Liabilities	593,742	2,839,965	860,479,883

NET ASSETS	$59,479,464	$8,552,450	$2,972,899,062

NET ASSETS CONSIST OF:
Paid-in Capital	$69,016,483	$9,287,492	$3,642,374,708
Accumulated Earnings (Loss)	(9,537,019)	(735,042)	(669,475,646)

NET ASSETS	$59,479,464	$8,552,450	$2,972,899,062

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$51,990,265	$8,552,450	$2,495,769,466

N Class Share	$7,489,199	$—	$473,989,183

Plan Class Share	$—	$—	$3,140,413

CAPITAL SHARES OUTSTANDING: (2)
I Class Share	8,762,673	1,032,692	297,765,336

N Class Share	1,254,386	—	54,805,389

Plan Class Share	—	—	372,764

NET ASSET VALUE PER SHARE: (3)
I Class Share	$5.93	$8.28	$8.38

N Class Share	$5.97	$—	$8.65

Plan Class Share	$—	$—	$8.42

(1)	The identified cost for the TCW High Yield Bond Fund, the TCW Short Term Bond Fund and the TCW Total Return Bond Fund at April 30, 2023 was $63,241,282, $11,239,151 and $4,012,057,718, respectively.
(2)	The number of authorized shares, with a par value of $0.001 per share is 4,000,000,000 for each of the I Class, N Class and Plan Class shares.
(3)	Represents offering price and redemption price per share.

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2023

	TCW Core Fixed Income Fund	TCW Enhanced Commodity Strategy Fund (1)	TCW Global Bond Fund
INVESTMENT INCOME
Income:
Dividends from Investment in Affiliated Issuers	$—	$—	$15,382
Interest	23,471,942	701,767	413,896 (2)

Total	23,471,942	701,767	429,278

Expenses:
Management Fees	2,363,110	151,182	43,223
Accounting Services Fees	53,789	18,244	808
Administration Fees	52,942	4,729	599
Transfer Agent Fees:
I Class	329,994	15,466	3,250
N Class	85,150	10,407	3,645
Plan Class	5,018	—	—
Custodian Fees	52,330	35,449	12,919
Professional Fees	62,867	22,430	31,126
Directors’ Fees and Expenses	23,047	23,048	23,047
Registration Fees:
I Class	20,062	8,415	8,065
N Class	8,976	9,667	8,055
Plan Class	7,357	—	—
Distribution Fees:
N Class	223,179	12,018	10,522
Compliance Expense	3,139	3,139	11,499
Shareholder Reporting Expense	5,036	3,318	2,245
Other	58,576	7,959	1,037

Total	3,354,572	325,471	160,040

Less Expenses Borne by Investment Advisor:
I Class	180,438	129,163	49,883
N Class	149,582	68,506	52,349
Plan Class	20,063	—	—

Net Expenses	3,004,489	127,802	57,808

Net Investment Income	20,467,453	573,965	371,470

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(7,333,367)	(218,963)	(251,402)
Investments in Affiliated Issuers	—	—	(16,515)
Foreign Currency	(20,869)	—	(755)
Foreign Currency Forward Contracts	(983,669)	—	85,879
Futures Contracts	(5,985,761)	29,259	29,637
Swap Agreements	(7,066,155)	(1,128,566)	(55,616)
Change in Unrealized Appreciation (Depreciation) on:
Investments	77,810,424	942,235	1,481,500 (3)
Foreign Currency	28,833	—	4,200
Foreign Currency Forward Contracts	(100,069)	—	22,669
Futures Contracts	3,527,590	(4,403)	(66,007)
Investments in Affiliated Issuers	—	—	60,559
Swap Agreements	7,584,190	(1,055,563)	56,988

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	67,461,147	(1,436,001)	1,351,137

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$87,928,600	$(862,036)	$1,722,607

(1)	Consolidated Statement of Operations (See Note 2).
(2)	Net of foreign taxes withheld of $557 for the TCW Global Bond Fund.
(3)	Net of capital gain withholding taxes of $51 for the TCW Global Bond Fund.

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2023

	TCW High Yield Bond Fund	TCW Short Term Bond Fund	TCW Total Return Bond Fund
INVESTMENT INCOME
Income:
Interest	$1,865,617	$62,372	$84,641,405

Total	1,865,617	62,372	84,641,405

Expenses:
Management Fees	134,242	13,680	5,955,208
Accounting Services Fees	5,525	427	137,037
Administration Fees	2,453	277	117,733
Transfer Agent Fees:
I Class	25,091	6,086	853,525
N Class	6,740	—	211,653
Plan Class	—	—	3,108
Custodian Fees	7,025	5,058	114,900
Professional Fees	38,027	46,744	164,714
Directors’ Fees and Expenses	23,048	23,047	23,047
Registration Fees:
I Class	9,369	9,872	26,645
N Class	8,004	—	11,608
Plan Class	—	—	7,440
Distribution Fees:
N Class	10,407	—	616,229
Compliance Expense	3,139	7,359	3,139
Shareholder Reporting Expense	5,536	—	12,455
Other	8,939	1,644	208,639

Total	287,545	114,194	8,467,080

Less Expenses Borne by Investment Advisor:
I Class	90,008	96,996	410,009
N Class	23,060	—	234,463
Plan Class	—	—	10,668

Net Expenses	174,477	17,198	7,811,940

Net Investment Income	1,691,140	45,174	76,829,465

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(1,979,319)	19,034	19,083,291
Foreign Currency	723	—	1,599
Foreign Currency Forward Contracts	(21,906)	—	(823,765)
Futures Contracts	(97,454)	52,540	(53,032,694)
Change in Unrealized Appreciation (Depreciation) on:
Investments	3,663,099	303,718	107,165,404
Foreign Currency	615	—	2,980
Foreign Currency Forward Contracts	(2,698)	—	(50,993)
Futures Contracts	33,459	(117,555)	90,229,093

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	1,596,519	257,737	162,574,915

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,287,659	$302,911	$239,404,380

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Changes in Net Assets (Unaudited)

	TCW Core Fixed Income Fund		TCW Enhanced Commodity Strategy Fund (1)
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
OPERATIONS
Net Investment Income	$20,467,453	$28,819,936	$573,965	$510,695
Net Realized Loss on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions	(21,389,821)	(137,199,165)	(1,318,270)	(3,089,264)
Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Foreign Currency Transactions and Swap Contracts	88,850,968	(173,407,321)	(117,731)	(739,894)

Increase (Decrease) in Net Assets Resulting from Operations	87,928,600	(281,786,550)	(862,036)	(3,318,463)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(17,155,769)	(23,342,013)	(374,362)	(1,055,936)
Return of Capital	—	(4,452,370)	—	—

Total Distributions to Shareholders	(17,155,769)	(27,794,383)	(374,362)	(1,055,936)

NET CAPITAL SHARE TRANSACTIONS
I Class	(33,012,422)	(301,442,390)	(8,314,262)	30,246,122
N Class	9,638,428	(12,158,536)	(2,649,741)	11,926,112
Plan Class	16,894,457	90,797,662	—	—

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(6,479,537)	(222,803,264)	(10,964,003)	42,172,234

Increase (Decrease) in Net Assets	64,293,294	(532,384,197)	(12,200,401)	37,797,835
NET ASSETS
Beginning of period	1,163,117,726	1,695,501,923	40,691,724	2,893,889

End of period	$1,227,411,020	$1,163,117,726	$28,491,323	$40,691,724

(1)	Consolidated Statement of Changes in Net Assets (See Note 2).

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Changes in Net Assets (Unaudited)

	TCW Global Bond Fund		TCW High Yield Bond Fund
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
OPERATIONS
Net Investment Income	$371,470	$618,614	$1,691,140	$3,656,278
Net Realized Loss on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions	(208,772)	(2,973,985)	(2,097,956)	(2,858,840)
Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Foreign Currency Transactions and Swap Contracts	1,559,909	(3,038,103)	3,694,475	(9,465,871)

Increase (Decrease) in Net Assets Resulting from Operations	1,722,607	(5,393,474)	3,287,659	(8,668,433)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(246,708)	(98,875)	(1,868,976)	(5,890,701)
Return of Capital	—	(298,881)	—	—

Total Distributions to Shareholders	(246,708)	(397,756)	(1,868,976)	(5,890,701)

NET CAPITAL SHARE TRANSACTIONS
I Class	380,151	(12,356,627)	(210,217)	(32,767,878)
N Class	306,102	(546,364)	(1,764,205)	(3,908,789)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	686,253	(12,902,991)	(1,974,422)	(36,676,667)

Increase (Decrease) in Net Assets	2,162,152	(18,694,221)	(555,739)	(51,235,801)
NET ASSETS
Beginning of period	16,380,007	35,074,228	60,035,203	111,271,004

End of period	$18,542,159	$16,380,007	$59,479,464	$60,035,203

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Changes in Net Assets (Unaudited)

	TCW Short Term Bond Fund		TCW Total Return Bond Fund
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
OPERATIONS
Net Investment Income	$45,174	$153,950	$76,829,465	$146,557,170
Net Realized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions	71,574	(362,997)	(34,771,569)	(428,291,873)
Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts and Foreign Currency Transactions	186,163	(201,283)	197,346,484	(571,666,479)

Increase (Decrease) in Net Assets Resulting from Operations	302,911	(410,330)	239,404,380	(853,401,182)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(101,118)	(252,893)	(77,897,358)	(98,490,713)
Return of Capital	—	(80,452)	—	—

Total Distributions to Shareholders	(101,118)	(333,345)	(77,897,358)	(98,490,713)

NET CAPITAL SHARE TRANSACTIONS
I Class	81,156	(9,048,272)	(234,958,239)	(873,138,545)
N Class	—	—	(59,434,061)	(155,694,602)
Plan Class	—	—	1,530,065	1,217,353

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	81,156	(9,048,272)	(292,862,235)	(1,027,615,794)

Increase (Decrease) in Net Assets	282,949	(9,791,947)	(131,355,213)	(1,979,507,689)
NET ASSETS
Beginning of period	8,269,501	18,061,448	3,104,254,275	5,083,761,964

End of period	$8,552,450	$8,269,501	$2,972,899,062	$3,104,254,275

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)	April 30, 2023

Note 1 — Organization

TCW Funds, Inc. (the “Company”), a Maryland corporation, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that currently offers 18 no-load mutual funds (each series a “Fund” and collectively the “Funds”). TCW Investment Management Company LLC (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940, as amended. Each Fund has its own investment objective and strategies. The following is a brief description of the investment objectives and principal investment strategies for the Funds that are covered in this report:

TCW Fund	Investment Objectives and Principal Investment Strategies
Diversified Fixed Income Funds

TCW Core Fixed Income Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities. The Fund may also invest up to 5% of its net assets in below investment grade bonds (commonly known as “junk bonds”).

TCW Enhanced Commodity Strategy Fund	Seeks total return which exceeds that of its commodity benchmark by investing primarily in commodity-linked derivative instruments backed by a portfolio of Fixed Income Instruments. The average duration of the Fixed Income Instruments held by the Fund is not expected to exceed 3 years, under normal market conditions. The Fund may invest up to 5% of its net assets in below investment grade bonds (commonly known as “junk bonds”). The Fund may invest up to 15% of its assets in foreign securities that are denominated in U.S. dollars. The Fund may invest up to 5% of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 5% of its assets in emerging market securities.

TCW Global Bond Fund	Seeks total return by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities. Under normal market conditions, the Fund invests in securities of issuers located in at least three different countries (one of which may be the United States) and invests at least 30% of its net assets in securities of issuers located outside the United States. The Fund does not limit its investments to a particular credit or ratings category and may invest up to 35% of its net assets in below investment grade bonds (commonly known as “junk bonds”).

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 1 — Organization (Continued)

TCW Fund	Investment Objectives and Principal Investment Strategies

TCW High Yield Bond Fund	Seeks to maximize income and achieve above average total return consistent with reasonable risk over a full market cycle by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in high yield/below investment grade bonds (commonly known as “junk bonds”). The Fund may invest up to 20% of its net assets in equity securities (including common stock and convertible and non-convertible preferred stocks) and bank loans of companies in the high yield universe.

TCW Short Term Bond Fund	Seeks to maximize current income by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of debt securities of varying maturities, including bonds, notes and other similar fixed income instruments issued by governmental or private sector issuers. The Fund may invest up to 10% of its net assets in below investment grade bonds (commonly known as “junk bonds”). Under normal market conditions, the portfolio managers seek to construct an investment portfolio with a dollar-weighted average duration of no more than two years.

TCW Total Return Bond Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities. At least 50% of the Fund’s net assets will be invested in securitized obligations guaranteed by the U.S. government or its agencies, instrumentalities or sponsored corporations; privately issued mortgage-backed and asset-backed securities rated at time of investment Aa3 or higher by Moody’s Investors Service, Inc., AA- or higher by S&P Global Ratings or the equivalent by any other nationally recognized statistical organization; other obligations of the U.S. government or its agencies, instrumentalities or sponsored corporations; and money market instruments. Under normal market conditions, the portfolio managers seek to construct an investment portfolio with a weighted average duration of no more than eight years.

TCW Funds, Inc.

April 30, 2023

Note 1 — Organization (Continued)

All of the Funds currently offer two classes of shares: I Class and N Class, except for the TCW Short Term Bond Fund, which only offers I Class shares, and the TCW Core Fixed Income Fund and TCW Total Return Bond Fund, which also offer Plan Class shares. The three classes of a Fund are substantially the same except that the N Class shares are subject to a distribution fee (see Note 7).

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 946, Financial Services — Investment Companies. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements.

Principles of Accounting:    The Funds use the accrual method of accounting for financial reporting purposes.

Principles of Consolidation:    The TCW Cayman Enhanced Commodity Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the TCW Enhanced Commodity Strategy Fund (the “Parent”) in order to effect certain investments for the Parent consistent with the Parent’s investment objectives and policies as specified in its prospectus and statement of additional information. The accompanying financial statements are consolidated and include the accounts of the Subsidiary. The Parent’s investment in the Subsidiary will normally not exceed 25% of the value of the Parent’s total assets tested at the time of making an investment. The net assets of the Subsidiary at April 30, 2023 were $4,621,435 or 16.22% of the Parent’s consolidated net assets. Intercompany balances and transactions have been eliminated in consolidation.

Net Asset Value:    The net asset value (“NAV”) per share of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading.

Security Valuations:    Securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ, which may not have been the last sale price. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations were readily available, including short-term securities, swap agreements and forward currency contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

Pursuant to Rule 2a-5 under the 1940 Act, the Company’s Board of Directors (the “Board”, and each member thereof, a “Director”) has designated the Advisor as the “valuation designee” with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Advisor that prices received were not reflective of their market values.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments.
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements:    Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”).    The fair value of ABS and MBS is estimated based on pricing models that consider the estimated cash flows of each debt tranche of the

TCW Funds, Inc.

April 30, 2023

Note 2 — Significant Accounting Policies (Continued)

issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

Bank loans.    The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized as Level 2 of the fair value hierarchy.

Corporate bonds.    The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Foreign currency contracts.    The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts.    Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. They are categorized as Level 1.

Government and agency securities.    Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized as Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Money market funds.    Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized as Level 1 of the fair value hierarchy.

Municipal bonds.    Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wanted lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds are categorized as Level 2; otherwise, the fair values are categorized as Level 3.

Options and Swaptions contracts.    Exchange-listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange-listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over-the-counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Restricted securities.    Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments.    Short-term investments are valued using market price quotations, and are categorized as Level 1 or Level 2 of the fair value hierarchy.

Total return swaps.    Total return swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Warrants.    Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy.

The summary of the inputs used as of April 30, 2023 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

TCW CORE FIXED INCOME FUND	ASSET-BACKED SECURITIES	CORPORATE BONDS	TOTAL
Balance as of October 31, 2022	$3,965,873	$1,160,224	$5,126,097
Accrued Discounts (Premiums)	—	—	—
Realized Gain (Loss)	(24,138)	(2,726)	(26,864)
Change in Unrealized Appreciation (Depreciation)*	166,887	339,436	506,323
Purchases	—	—	—
Sales	(143,859)	(1,496,934)	(1,640,793)
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of April 30, 2023	$3,964,763	$—	$3,964,763

*

The change in unrealized appreciation (depreciation) on securities still held at April 30, 2023 was $166,887 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

TCW GLOBAL BOND FUND	COMMON STOCK	RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY	TOTAL
Balance as of October 31, 2022	$9,150	$54,941	$64,091
Accrued Discounts (Premiums)	—	13,160	13,160
Realized Gain (Loss)	—	—	—
Change in Unrealized Appreciation (Depreciation)*	(98)	(12,236)	(12,334)
Purchases	—	—	—
Sales	—	—	—
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of April 30, 2023	$9,052	$55,865	$64,917

*   The change in unrealized appreciation (depreciation) on securities still held at April 30, 2023 was $(12,334) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

TCW Funds, Inc.

April 30, 2023

Note 2 — Significant Accounting Policies (Continued)

TCW HIGH YIELD BOND FUND	CORPORATE BONDS	TOTAL
Balance as of October 31, 2022	$180,205	$180,205
Accrued Discounts (Premiums)	—	—
Realized Gain (Loss)	38,731	38,731
Change in Unrealized Appreciation (Depreciation)*	13,566	13,566
Purchases	—	—
Sales	(232,502)	(232,502)
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—

Balance as of April 30, 2023	—	—

*

The change in unrealized appreciation (depreciation) on securities still held at April 30, 2023 was $0 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

TCW TOTAL RETURN BOND FUND	MORTGAGE-BACKED SECURITIES	TOTAL
Balance as of October 31, 2022	$1,907,386	$1,907,386
Accrued Discounts (Premiums)	(118,856)	(118,856)
Realized Gain (Loss)	50	50
Change in Unrealized Appreciation (Depreciation)*	57,156	57,156
Purchases	27,014	27,014
Sales	(17,780)	(17,780)
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—

Balance as of April 30, 2023	$1,854,970	$1,854,970

*

The change in unrealized appreciation (depreciation) on securities still held at April 30, 2023 was $68,593 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

Significant unobservable valuation inputs for Level 3 investments as of April 30, 2023 are as follows:

Description	Fair Value at 4/30/2023	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
TCW Core Fixed Income Fund
Asset-Backed Securities	$3,964,763	Third-party Vendor	Vendor Prices	90.750	$90.750	Increase
TCW Global Bond Fund
Common Stock	$9,052	Third-party Vendor	Vendor Prices	$26.313	$26.313	Increase
Residential Mortgage-Backed Securities — Non-Agency	$55,865	Third-party Vendor	Vendor Prices	$4.463	$ 4.463	Increase
Rights	$0	Third-party Vendor	Vendor Prices	$ 0	$ 0	Increase
TCW High Yield Bond Fund
Common Stock	$0	Third-party Vendor	Vendor Prices	$ 0	$ 0	Increase
TCW Total Return Bond Fund
Residential Mortgage-Backed Securities — Non- Agency	$1,854,970	Third-party Vendor	Vendor Prices	$0.571–10.444	$1.516	Increase

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Security Transactions and Related Investment Income:    Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

Allocation of Operating Activity for Multiple Classes:    Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of that class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class-specific fees and expenses will result in differences in net investment income for each class, and in turn differences in dividends paid by each class.

Dividends and Distributions:    Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Enhanced Commodity Strategy Fund declares and pays, or reinvests, dividends from net investment income quarterly. The other Fixed Income Funds declare and pay, or reinvest, dividends from net investment income monthly. Capital gains realized by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions, derivative transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in subsequent periods. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following year.

Use of Estimates:    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Foreign Currency Translation:    The books and records of each Fund are maintained in U.S. dollars as follows: (1) foreign currency denominated securities and other assets and liabilities stated in foreign currencies are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes:    The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Derivative Instruments:    Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark-to-market

TCW Funds, Inc.

April 30, 2023

Note 2 — Significant Accounting Policies (Continued)

loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended April 30, 2023, the following Funds had derivatives and transactions in derivatives, grouped in the following risk categories:

TCW Core Fixed Income Fund

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Futures Contracts (1)	$—	$—	$—	$2,707,909	$2,707,909
Forward Contracts	—	—	6,894	—	6,894

Total Value	$—	$—	$6,894	$2,707,909	$2,714,803

Liability Derivatives
Forward Contracts	$—	$—	$(155,087)	$—	$(155,087)
Swap Agreements (2)	—	—	—	(126,751)	(126,751)
Futures Contracts (1)	—	—	—	(651,884)	(651,884)

Total Value	$—	$—	$(155,087)	$(778,635)	$(933,722)

Statement of Operations:
Net Realized Gain (Loss)
Forward Contracts	$—	$—	$(983,669)	$—	$(983,669)
Futures Contracts	—	—	—	(5,985,761)	(5,985,761)
Swap Agreements	—	—	—	(7,066,155)	(7,066,155)

Net Realized Gain (Loss)	$—	$—	$(983,669)	$(13,051,916)	$(14,035,585)

Net Change in Appreciation (Depreciation)
Forward Contracts	$—	$—	$(100,069)	$—	$(100,069)
Futures Contracts	—	—	—	3,527,590	3,527,590
Swap Agreements	—	—	—	7,584,190	7,584,190

Net Change in Appreciation (Depreciation)	$—	$—	$(100,069)	$11,111,780	$11,011,711

Number of Contracts or Notional Amounts (3)
Forward Currency Contracts	$ —	$ —	$13,233,050	$ —	$13,233,050
Futures Contracts	—	—	—	1,867	1,867
Swap Agreements	$ —	$ —	$ —	$124,406,333	$124,406,333

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

TCW Enhanced Commodity Strategy Fund

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Liability Derivatives
Swap Agreements	$—	$(317,085)	$—	$—	$(317,085)
Futures Contracts (1)	—	(4,403)	—	—	(4,403)

Total Value	$—	$(321,488)	$—	$—	$(321,488)

Statement of Operations:
Net Realized Gain (Loss)
Futures Contracts (1)	$—	$29,259	$—	$—	$29,259
Swap Agreements	—	(1,128,566)	—	—	(1,128,566)

Net Realized Gain (Loss)	$—	$(1,099,307)	$—	$—	$(1,099,307)

Net Change in Appreciation (Depreciation)
Futures Contracts	$—	$(4,403)	$—	$—	$(4,403)
Swap Agreements	—	(1,055,563)	—	—	(1,055,563)

Net Change in Appreciation (Depreciation)	$—	$(1,059,966)	$—	$—	$(1,059,966)

Number of Contracts or Notional Amounts (3)
Futures Contracts	—	70	—	—	70
Swap Agreements	$ —	$ 35,161,060	$ —	$ —	$35,161,060

TCW Global Bond Fund

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Swap Agreements (2)	$—	$—	$—	$4,141	$4,141
Futures Contracts (1)	—	—	—	43,245	43,245
Forward Contracts	—	—	34,005	—	34,005

Total Value	$—	$—	$34,005	$47,386	$81,391

Liability Derivatives
Forward Contracts	$—	$—	$(86,934)	$—	$(86,934)
Swap Agreements (2)	—	—	—	(5,046)	(5,046)
Futures Contracts (1)	—	—	—	(38,478)	(38,478)

Total Value	$—	$—	$(86,934)	$(43,524)	$(130,458)

Statement of Operations:
Net Realized Gain (Loss)
Forward Contracts	$—	$—	$85,879	$—	$85,879
Futures Contracts	—	—	—	29,637	29,637
Swap Agreements	—	—	—	(55,616)	(55,616)

Net Realized Gain (Loss)	$—	$—	$85,879	$(25,979)	$59,900

Net Change in Appreciation (Depreciation)
Forward Contracts	$—	$—	$22,669	$—	$22,669
Futures Contracts	—	—	—	(66,007)	(66,007)
Swap Agreements	—	—	—	56,988	56,988

Net Change in Appreciation (Depreciation)	$—	$—	$22,669	$(9,019)	$13,650

Number of Contracts or Notional Amounts (3)
Forward Currency Contracts	$ —	$ —	$8,086,532	$ —	$8,086,532
Futures Contracts	—	—	—	43	43
Swap Agreements	$ —	$ —	$ —	$933,333	$933,333

TCW Funds, Inc.

April 30, 2023

Note 2 — Significant Accounting Policies (Continued)

TCW High Yield Bond Fund

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Futures Contracts (1)	$—	$—	$—	$108,024	$108,024
Forward Contracts	—	—	57	—	57

Total Value	$—	$—	$57	$108,024	$108,081

Liability Derivatives
Forward Contracts	$—	$—	$(3,595)	$—	$(3,595)
Futures Contracts (1)	—	—	—	(84,488)	(84,488)

Total Value	$—	$—	$(3,595)	$(84,488)	$(88,083)

Statement of Operations:
Net Realized Gain (Loss)
Forward Contracts	$—	$—	$(21,906)	$—	$(21,906)
Futures Contracts	—	—	—	(97,454)	(97,454)

Net Realized Gain (Loss)	$—	$—	$(21,906)	$(97,454)	$(119,360)

Net Change in Appreciation (Depreciation)
Forward Contracts	$—	$—	$(2,698)	$—	$(2,698)
Futures Contracts	—	—	—	33,459	33,459

Net Change in Appreciation (Depreciation)	$—	$—	$(2,698)	$33,459	$30,761

Number of Contracts or Notional Amounts (3)
Forward Currency Contracts	$ —	$ —	$325,648	$ —	$ 325,648
Futures Contracts	—	—	—	100	100

TCW Short Term Bond Fund

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Futures Contracts (1)	$—	$—	$—	$25,063	$25,063

Total Value	$—	$—	$—	$25,063	$25,063

Liability Derivatives
Futures Contracts (1)	$—	$—	$—	$(46,706)	$(46,706)

Total Value	$—	$—	$—	$(46,706)	$(46,706)

Statement of Operations:
Net Realized Gain (Loss)
Futures Contracts	$—	$—	$—	$52,540	$52,540

Net Realized Gain (Loss)	$—	$—	$—	$52,540	$52,540

Net Change in Appreciation (Depreciation)
Futures Contracts	$—	$—	$—	$(117,555)	$(117,555)

Net Change in Appreciation (Depreciation)	$—	$—	$—	$(117,555)	$(117,555)

Number of Contracts or Notional Amounts (3)
Futures Contracts	—	—	—	31	31

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

TCW Total Return Bond Fund

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Futures Contracts (1)	$—	$—	$—	$21,124,539	$21,124,539

Total Value	$—	$—	$—	$21,124,539	$21,124,539

Liability Derivatives
Forward Contracts	$—	$—	$(85,417)	$—	$(85,417)

Total Value	$—	$—	$(85,417)	$—	$(85,417)

Statement of Operations:
Net Realized Gain (Loss)
Forward Contracts	$—	$—	$(823,765)	$—	$(823,765)
Futures Contracts	—	—	—	(53,032,694)	(53,032,694)

Net Realized Gain (Loss)	$—	$—	$(823,765)	$(53,032,694)	$(53,856,459)

Net Change in Appreciation (Depreciation)
Forward Contracts	$—	$—	$(50,993)	$—	$(50,993)
Futures Contracts	—	—	—	90,229,093	90,229,093

Net Change in Appreciation (Depreciation)	$—	$—	$(50,993)	$90,229,093	$90,178,100

Number of Contracts or Notional Amounts (3)
Forward Currency Contracts	$ —	$ —	$ 9,030,310	$ —	$ 9,030,310
Futures Contracts	—	—	—	7,238	7,238

(1)

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin on April 30, 2023 is reported within the Statement of Assets and Liabilities.

(2)

Includes cumulative appreciation (depreciation) of swap agreements as reported in the Schedule of Investments. Only variation margin on April 30, 2023 is reported within the Statement of Assets and Liabilities.

(3)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended April 30, 2023.

Counterparty Credit Risk:    Derivative contracts may be exposed to counterparty risk. Losses can occur if the counterparty does not perform under the contract.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

TCW Funds, Inc.

April 30, 2023

Note 2 — Significant Accounting Policies (Continued)

For OTC derivatives, the Funds mitigate their counterparty risk by entering into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with each counterparty. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets declines by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements:    For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to- market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by a Fund.

Cash collateral that has been pledged to cover obligations of a Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold, typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that the Advisor believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The Funds have implemented the disclosure requirements pursuant to FASB Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards.

Master Agreements and Netting Arrangements. Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit-related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, typically $250,000 or $500,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Fund, the Fund’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

The following table presents the Funds’ OTC derivatives assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral received by the Funds as of April 30, 2023:

TCW Core Fixed Income Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements		Collateral Pledged (Received)	Net Amount (1)
Citibank N.A.	6,525	(148,248)	$(141,723	) (2)	$141,723	$—
Goldman Sachs & Co.	369	(6,839)	(6,470)		—	(6,470)

Total	$6,894	$(155,087)	$(148,193)		$141,723	$(6,470)

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
(2)	Amount does not include excess collateral pledged or received.

TCW Enhanced Commodity Strategy Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount (1)
Citigroup	—	(189,194)	(189,194)	189,194	—
Credit Suisse International	$—	$(127,891)	$(127,891)	$127,891	$—

Total	$—	$(317,085)	$(317,085)	$317,085	$—

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
(2)	Amount does not include excess collateral pledged or received.

TCW Funds, Inc.

April 30, 2023

Note 2 — Significant Accounting Policies (Continued)

TCW Global Bond Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount (1)
Citibank N.A.	18,027	(1,611)	$16,416	$—	$16,416
Goldman Sachs & Co.	14,392	(14,263)	129	—	129
State Street Bank & Trust Co.	1,586	(71,060)	(69,474)	—	(69,474)

Total	$34,005	$(86,934)	$(52,929)	$—	$(52,929)

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

TCW High Yield Bond Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount (1)
Citibank N.A.	57	(3,595)	$(3,538)	$—	$(3,538)

Total	$57	$(3,595)	$(3,538)	$—	$(3,538)

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

TCW Total Return Bond Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount (1)
Citibank N.A.	—	(85,417)	$(85,417)	$85,417(2)	$—

Total	$—	$(85,417)	$(85,417)	$85,417(2)	$—

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
(2)	Amount does not include excess collateral pledged or received.

Note 3 — Portfolio Investments

Mortgage-Backed Securities:    The Funds may invest in MBS which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. The Funds may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Portfolio Investments (Continued)

cases, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds:    The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation- related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To Be Announced (“TBA”) and Forward Commitment Transactions:    The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, TBA or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

TCW Funds, Inc.

April 30, 2023

Note 3 — Portfolio Investments (Continued)

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them.

Dollar Roll Transactions:    The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the counterparties may potentially be unable to complete the transaction. There were no such transactions by the Funds for the period ended April 30, 2023.

Repurchase Agreements:    The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of April 30, 2023.

Reverse Repurchase Agreements:    The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the period ended April 30, 2023.

Securities Lending:    The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Portfolio Investments (Continued)

collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended April 30, 2023.

Derivatives:

Forward Foreign Currency Contracts:    The Funds enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The TCW Core Fixed Income Fund, the TCW Global Bond Fund, the TCW High Yield Bond Fund and the TCW Total Return Bond Fund entered into forward foreign currency contracts during the period April 30, 2023 to hedge against the foreign currency exposure within the Funds. Outstanding foreign currency forward contracts at April 30, 2023 are disclosed in the Schedule of Investments.

Futures Contracts:    The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Core Fixed Income Fund, the TCW Global Bond Fund, the TCW High Yield Bond Fund, the TCW Short Term Bond Fund, and the TCW Total Return Bond Fund utilized futures during the period ended April 30, 2023 to help manage interest rate duration of those Funds. Futures contracts outstanding at April 30, 2023 are listed on the Schedule of Investments.

TCW Funds, Inc.

April 30, 2023

Note 3 — Portfolio Investments (Continued)

Options:     The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Swap Agreements:    The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Portfolio Investments (Continued)

agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. See “Swap Agreements” below. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. During the period ended April 30, 2023, none of the Funds held written swaptions.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds (or other obligations of the reference entity with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of

TCW Funds, Inc.

April 30, 2023

Note 3 — Portfolio Investments (Continued)

creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended April 30, 2023, the TCW Core Fixed Income Fund and the TCW Global Bond Fund entered into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk); the TCW Enhanced Commodity Strategy Fund used total return swap agreements to gain exposure to the commodity market.

Note 4 — Risk Considerations

Market Risk:    The Funds’ investments will fluctuate with market conditions, and so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk:    The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high-yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 4 — Risk Considerations (Continued)

Interest Rate Risk:    The values of the Funds’ investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of a Fund’s investment portfolio, the greater the change in value.

Mortgage-Backed Securities Risk:    Each Fund may invest in mortgage-backed securities. The values of some mortgage-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Derivatives Risk:    Use of derivatives, which at times is an important part of the Funds’ investment strategies, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will achieve their objective through the use of the derivatives.

Credit Risk:    The values of any of the Funds’ investments may also decline in response to events affecting the issuer or its credit rating. The lower-rated debt securities in which a Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Funds invest also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline. Certain Funds invest a material portion of their assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Funds.

MBS and ABS are characterized and classified in a variety of different ways. These classifications include a view of the securities’ cash flow structure (pass-through, sequential pay, prepayment-protected, interest only, principal only, etc.), the security of the claim on the underlying assets (senior, mezzanine and subordinated), as well as types of underlying collateral (prime conforming loans, prime non-conforming loans, Alt-A loans, subprime loans, commercial loans, etc.). In many cases, the classification incorporates a degree of subjectivity: a particular loan might be categorized as “prime” by the underwriting standards of one mortgage issuer while another might classify the loan as “subprime.” In addition to other functions, the risk associated with an investment in a mortgage loan must take into account the nature of the collateral, the form and the level of credit enhancement, the vintage of the loan, the geography of the loan,

TCW Funds, Inc.

April 30, 2023

Note 4 — Risk Considerations (Continued)

the purpose of the loan (refinance versus purchase versus equity takeout), the borrower’s credit quality (e.g., FICO score), and whether the loan is a first trust deed or a second lien.

Counterparty Risk:    The Funds may be exposed to counterparty risk, the risk that an entity with which the Funds have unsettled or open transactions may not fulfill its obligations.

Commodities Risk:    The TCW Enhanced Commodity Strategy Fund has exposure to commodity markets through its investments in total return swap agreements. Therefore, the price of its shares is affected by factors particular to the commodity markets and may decline and fluctuate more than the price of shares of a fund with a broader range of investments. Commodity prices can be extremely volatile and are affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, nationalization, expropriation, or other confiscation, international regulatory, political and economic developments (e.g., regime changes and changes in economic activity levels), and developments affecting a particular industry or commodity, such as drought, floods or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, and tariffs.

Foreign Currency Risk:    The Funds may be exposed to the risk that the value of the Funds’ investments denominated in foreign currencies will decline in value because the foreign currencies have declined in value relative to the U.S. dollar.

Foreign Investing Risk:    The Funds may be exposed to the risk that the Funds’ share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Funds invest.

Investment Style Risk:    Certain Funds may also be subject to investment style risk. The Advisor’s investment styles may be out of favor at times or may not produce the best results over short or longer time periods and may increase the volatility of a Fund’s share price.

LIBOR Risk:    The London Interbank Offer Rate (“LIBOR”) historically has been and currently is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. For example, debt securities in which a Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. A Fund’s derivative investments may also reference LIBOR. In July 2017, the head of the United Kingdom Financial Conduct Authority announced the intention to phase out the use of LIBOR by the end of 2021. However, the ICE Benchmark Administration, in its capacity as administrator of USD LIBOR, announced it would extend publication of 1-month, 3-month, and 6-month USD LIBOR by 19 months to June 2023. It is expected that market participants will transition to the use of different alternative reference or benchmark rates. However, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate (“SOFR”), there is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement reference rate. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments that reference LIBOR. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including investment companies such as the Funds. Abandonment of or modifications

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 4 — Risk Considerations (Continued)

to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain how such changes would be implemented and the effects such changes would have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.

Bank Loan Risk:    There is a risk of investing in corporate loans made by commercial banks and other financial institutions or institutional investors to companies that need capital to grow or restructure, which includes interest rate risk, liquidity risk and prepayment risk. A Fund may also be subject to the credit risk of other financial institutions and the risks associated with insufficient collateral securing a bank loan, limited available public information about a bank loan, delayed settlement, and less protection for holders of bank loans as compared to holders of registered securities. Bank loans are not registered and otherwise may not be treated as securities under the federal securities laws, meaning investors in loans have less protection against improper practices than investors in securities that are registered under or are otherwise subject to the protections of the securities laws.

For more information on risks related to investing in the Funds, please refer to the Funds’ prospectus and the Statement of Additional Information which can be obtained on the Funds’ website (www.tcw.com) or by calling customer service at 800-FUND-TCW (800-386-3829).

Note 5 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2023, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Core Fixed Income Fund	$9,173,249	$(72,080,729)	$(62,907,480)	$1,580,150,035
TCW Enhanced Commodity Strategy Fund	70,012	(608,273)	(538,261)	24,647,156
TCW Global Bond Fund	323,966	(2,138,082)	(1,814,116)	23,397,791
TCW High Yield Bond Fund	653,288	(4,907,246)	(4,253,958)	63,176,856
TCW Short Term Bond Fund	247,310	(293,798)	(46,488)	11,062,080
TCW Total Return Bond Fund	160,937,445	(329,641,605)	(168,704,160)	3,939,294,461

At October 31, 2022, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Enhanced Commodity Strategy Fund	$30,589	$—	$30,589
TCW High Yield Bond Fund	537,060	—	537,060
TCW Total Return Bond Fund	26,232,316	—	26,232,316

TCW Funds, Inc.

April 30, 2023

Note 5 — Federal Income Taxes (Continued)

During the year ended October 31, 2022, the tax character of distributions paid was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distributions
TCW Core Fixed Income Fund	$23,342,013	$—	$4,452,370	$27,794,383
TCW Enhanced Commodity Strategy Fund	1,055,936	—	—	1,055,936
TCW Global Bond Fund	98,875	—	298,881	397,756
TCW High Yield Bond Fund	5,483,927	406,774	—	5,890,701
TCW Short Term Bond Fund	252,893	—	80,452	333,345
TCW Total Return Bond Fund	98,490,713	—	—	98,490,713

At October 31, 2022, the following Funds had net realized losses that will be carried forward indefinitely for federal income tax purposes

	No Expiration
	Short-Term Capital Losses	Long-Term Capital Losses	Total
TCW Core Fixed Income Fund	$123,663,890	$6,444,868	$130,108,758
TCW Enhanced Commodity Strategy Fund	102,334	1,606	103,940
TCW Global Bond Fund	953,859	617,424	1,571,283
TCW High Yield Bond Fund	1,845,863	1,481,646	3,327,509
TCW Short Term Bond Fund	528,906	14,274	543,180
TCW Total Return Bond Fund	419,221,210	140,860,057	560,081,267

The Funds did not have any unrecognized tax benefits at April 30, 2023, nor were there any increases or decreases in unrecognized tax benefits for the period ended April 30, 2023. The Funds are subject to examination by the U.S. Federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 6 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net assets:

TCW Core Fixed Income Fund	0.40%
TCW Enhanced Commodity Strategy Fund	0.50%
TCW Global Bond Fund	0.50%
TCW High Yield Bond Fund	0.45%
TCW Short Term Bond Fund	0.35%
TCW Total Return Bond Fund	0.40%

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets:

TCW Core Fixed Income Fund
I Class	0.49	% (1)
N Class	0.70	% (1)
P Class	0.44	% (1)
TCW Enhanced Commodity Strategy Fund
I Class	0.70	% (1)
N Class	0.75	% (1)
TCW Global Bond Fund
I Class	0.60	% (1)
N Class	0.70	% (1)

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 6 — Fund Management Fees and Other Expenses (Continued)

TCW High Yield Bond Fund
I Class	0.55	% (1)
N Class	0.80	% (1)
TCW Short Term Bond Fund
I Class	0.44	% (1)
TCW Total Return Bond Fund
I Class	0.49	% (1)
N Class	0.70	% (1)
P Class	0.44	% (1)

(1)	These limitations are based on an agreement between the Advisor and Company.

Any advisory fee reduced or withheld, or expense reimbursement paid, pursuant to the Expense Limitation Agreement will be reimbursed by the appropriate Fund to the Advisor in the first, second or third fiscal year after the fiscal year of the reduction or reimbursement. The Advisory may not receive reimbursement for previous reductions or reimbursements before payment of a Fund’s operating expenses for the current year, and cannot cause a Fund to exceed the expense limitation in effect for that Fund (i) at the time the fees and expenses would have been incurred or (ii) at the time the Advisor would recoup that reduction or reimbursement. In addition, any recoupment may not exceed any more restrictive limitation to which the Advisor has agreed.

Directors’ Fees: Directors who are not affiliated with the Advisor receive compensation from the Funds which are shown on the Statements of Operations. Directors may elect to defer receipt of their fees in accordance with the terms of a Non-Qualified Deferred Compensation Plan. Deferred compensation is included within directors’ fees and expenses in the Statements of Assets and Liabilities.

Note 7 — Distribution Plan

TCW Funds Distributors LLC (“Distributor”), an affiliate of the Advisor and the Funds, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

Note 8 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the period ended April 30, 2023 were as follows:

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Core Fixed Income Fund	$69,878,778	$13,727,431	$2,561,132,826	$2,602,049,347
TCW Enhanced Commodity Strategy Fund	2,210,963	10,768,378	—	428,922
TCW Global Bond Fund	6,153,668	6,070,720	17,672,007	17,065,849
TCW High Yield Bond Fund	21,532,321	24,304,278	—	—
TCW Short Term Bond Fund	886,015	1,355,7645	23,474,850	24,993,455
TCW Total Return Bond Fund	69,915,418	340,749,689	5,600,062,681	5,776,906,365

TCW Funds, Inc.

April 30, 2023

Note 9 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Core Fixed Income Fund	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
I Class	Shares	Amount	Shares	Amount
Shares Sold	17,674,088	$173,838,735	41,973,338	$439,381,120
Shares Issued upon Reinvestment of Dividends	1,532,663	14,984,824	2,085,134	22,123,909
Shares Redeemed	(22,602,192)	(221,835,981)	(74,327,281)	(762,947,419)

Net Decrease	(3,395,441)	$(33,012,422)	(30,268,809)	$(301,442,390)

N Class	Shares	Amount	Shares	Amount
Shares Sold	3,252,524	$32,013,926	4,859,021	$52,088,741
Shares Issued upon Reinvestment of Dividends	229,293	2,238,732	240,584	2,540,892
Shares Redeemed	(2,503,484)	(24,614,230)	(6,301,496)	(66,788,169)

Net Increase (Decrease)	978,333	$9,638,428	(1,201,891)	$(12,158,536)

Plan Class	Shares	Amount	Shares	Amount
Shares Sold	2,236,390	$21,930,530	9,236,640	$97,872,378
Shares Issued upon Reinvestment of Dividends	166,347	1,636,403	85,060	872,216
Shares Redeemed	(675,000)	(6,672,476)	(773,500)	(7,946,932)

Net Increase	1,727,737	$16,894,457	8,548,200	$90,797,662

TCW Enhanced Commodity Strategy Fund	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
I Class	Shares	Amount	Shares	Amount
Shares Sold	889,593	$5,562,054	4,919,117	$34,467,759
Shares Issued upon Reinvestment of Dividends	42,468	268,000	141,890	865,371
Shares Redeemed	(2,244,102)	(14,144,316)	(722,809)	(5,087,008)

Net Increase (Decrease)	(1,312,041)	$(8,314,262)	4,338,198	$30,246,122

N Class	Shares	Amount	Shares	Amount
Shares Sold	212,041	$1,333,397	3,032,140	$21,739,302
Shares Issued upon Reinvestment of Dividends	16,453	103,703	30,109	189,179
Shares Redeemed	(643,278)	(4,086,841)	(1,443,330)	(10,002,369)

Net Increase (Decrease)	(414,784)	$(2,649,741)	1,618,919	$11,926,112

TCW Global Bond Fund	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
I Class	Shares	Amount	Shares	Amount
Shares Sold	40,129	$330,822	137,846	$1,244,126
Shares Issued upon Reinvestment of Dividends	17,276	142,815	27,221	256,389
Shares Redeemed	(11,423)	(93,486)	(1,440,495)	(13,857,142)

Net Increase (Decrease)	45,982	$380,151	(1,275,428)	$(12,356,627)

N Class	Shares	Amount	Shares	Amount
Shares Sold	50,759	$419,311	52,009	$479,155
Shares Issued upon Reinvestment of Dividends	15,319	126,595	17,714	162,796
Shares Redeemed	(28,557)	(239,804)	(128,525)	(1,188,315)

Net Increase (Decrease)	37,521	$306,102	(58,802)	$(546,364)

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 9 — Capital Share Transactions (Continued)

TCW High Yield Bond Fund	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
I Class	Shares	Amount	Shares	Amount
Shares Sold	1,692,674	$10,036,453	4,268,413	$27,306,196
Shares Issued upon Reinvestment of Dividends	302,822	1,785,933	742,643	4,814,705
Shares Redeemed	(2,025,153)	(12,032,603)	(10,179,417)	(64,888,779)

Net Decrease	(29,657)	$(210,217)	(5,168,361)	$(32,767,878)

N Class	Shares	Amount	Shares	Amount
Shares Sold	235,020	$1,402,247	286,375	$1,838,132
Shares Issued upon Reinvestment of Dividends	46,961	278,535	116,794	759,914
Shares Redeemed	(577,181)	(3,444,987)	(1,023,537)	(6,506,835)

Net Decrease	(295,200)	$(1,764,205)	(620,368)	$(3,908,789)

TCW Short Term Bond Fund	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
I Class	Shares	Amount	Shares	Amount
Shares Sold	347,217	$2,859,092	508,442	$4,271,112
Shares Issued upon Reinvestment of Dividends	13,538	111,104	38,685	326,721
Shares Redeemed	(351,174)	(2,889,040)	(1,624,862)	(13,646,105)

Net Increase (Decrease)	9,581	$81,156	(1,077,735)	$(9,048,272)

TCW Total Return Bond Fund	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
I Class	Shares	Amount	Shares	Amount
Shares Sold	59,266,291	$494,437,547	113,029,676	$1,040,830,995
Shares Issued upon Reinvestment of Dividends	5,656,183	46,736,311	6,016,012	55,983,910
Shares Redeemed	(93,431,534)	(776,132,097)	(213,416,239)	(1,969,953,450)

Net Decrease	(28,509,060)	$(234,958,239)	(94,370,551)	$(873,138,545)

N Class	Shares	Amount	Shares	Amount
Shares Sold	3,893,987	$33,369,013	11,733,040	$110,570,624
Shares Issued upon Reinvestment of Dividends	1,507,086	12,852,107	1,442,633	13,819,002
Shares Redeemed	(12,339,238)	(105,655,181)	(29,721,329)	(280,084,228)

Net Decrease	(6,938,165)	$(59,434,061)	(16,545,656)	$(155,694,602)

Plan Class	Shares	Amount	Shares	Amount
Shares Sold	223,674	$1,872,722	177,262	$1,617,758
Shares Issued upon Reinvestment of Dividends	6,526	54,398	1,414	12,941
Shares Redeemed	(47,687)	(397,055)	(44,422)	(413,346)

Net Increase	182,513	$1,530,065	134,254	$1,217,353

Note 10 — Affiliate Ownership

As of April 30, 2023, affiliates of the Funds and Advisor owned 19.98% and 85.40% of the net assets of the TCW Enhanced Commodity Strategy Fund and the TCW Global Bond Fund, respectively.

Note 11 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for

TCW Funds, Inc.

April 30, 2023

Note 11 — Restricted Securities (Continued)

those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted securities held by the Funds at April 30, 2023 are listed below.

TCW Enhanced Commodity Strategy Fund
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
LB-UBS Commercial Mortgage Trust (06-C6 XCL) (I/O), 0.43%, due 09/15/39	7/15/16	$543	$45	0.00%

TCW Global Bond Fund
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Intelsat Jackson Holdings S. A., 6.50%, due 03/15/30	1/27/22	$38,143	$36,266	0.20%

TCW High Yield Bond Fund
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Intelsat Jackson Holdings S. A., 6.50%, due 03/15/30	1/27/22	$354,803	$346,856	0.58%

Note 12 — Committed Line Of Credit

The Funds have entered into a $100,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”) for temporary borrowing purposes, renewable annually. The interest rate on borrowing is the higher of the Federal Funds rate plus 0.10% plus 1.25% or the Overnight Bank Funding rate plus 0.10% plus 1.25%. There were no borrowings from the line of credit as of or during the period ended April 30, 2023. The Funds pay the Bank a commitment fee equal to 0.25% per annum on the daily unused portion of the committed line amount. The commitment fees incurred by the Funds are presented in the Statements of Operations. The commitment fees are allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable portfolio.

Note 13 — Liquidity Risk Management Program

Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) requires that all registered open-end management investment companies, including the Funds, establish a written liquidity risk management program (a “Liquidity Program”). Under a fund’s Liquidity Program, a fund must assess, manage and periodically review the fund’s liquidity risk, classify the liquidity of each of the fund’s portfolio investments, determine whether to specify highly liquid investment minimum (and, if so, at what level), limit illiquid investments to 15% of fund investments, and establish policies and procedures regarding how and when a fund will engage in redemptions in-kind. Consistent with the Liquidity Rule, the Board has approved the written Liquidity Program for the Funds and has designated a committee of professionals associated with the Advisor to administer the Funds’ Liquidity Program (the “Program Administrator”).

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 13 — Liquidity Risk Management Program (Continued)

On March 6, 2023, the Board reviewed the Program Administrator’s written annual report (the “Report”) concerning the operation of the Funds’ Liquidity Program for the calendar year ended December 31, 2022 (the “Reporting Period”). The Report addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s Highly Liquid Investment Minimum (“HLIM”). The Report discussed, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment; (2) the methodology and inputs for classifying each of the Fund’s investments into liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined under the Liquidity Rule) and the operation and monitoring of the HLIM assigned to a Fund, as applicable; (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined under the Liquidity Rule) and the procedures for monitoring for this limit; and (5) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions. The Report concluded that the Liquidity Program was reasonably designed to assess and manage each Fund’s liquidity risk and was adequately and effectively implemented with respect to each Fund during the Reporting Period.

There can be no assurance that the Liquidity Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Note 14 — Indemnifications

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by such Director in any proceeding arising out of or in connection with the Director’s services to the Company, to the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Company enters into agreements with service providers that may contain indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification

Note 15 — New Accounting Pronouncements

In January 2021, the Financial Accounting Standards Board issued Accounting Standards Update No. 2021- 01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848).” ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR; regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of

TCW Funds, Inc.

April 30, 2023

Note 15 — New Accounting Pronouncements (Continued)

reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2022, for all entities. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848, which deferred the sunset day of this guidance to December 31, 2024. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU No. 2022-03, “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“ASU 2022-03”). ASU 2022-03 (1) clarifies the guidance in ASC 820 on the fair value measurement of an equity security that is subject to a contractual sale restriction and (2) requires specific disclosures related to such an equity security. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and interim periods within that fiscal year, with early adoption permitted. We are currently evaluating the impact of the adoption of ASU 2022-03 on our consolidated financial statements.

TCW Core Fixed Income Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022		2021	2020	2019	2018
Net Asset Value per Share, Beginning of period	$9.39		$11.56		$11.98	$11.41	$10.52	$10.99

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.17		0.20		0.11	0.20	0.30	0.25
Net Realized and Unrealized Gain (Loss) on Investments	0.55		(2.17)		(0.09)	0.61	0.89	(0.45)

Total from Investment Operations	0.72		(1.97)		0.02	0.81	1.19	(0.20)

Less Distributions:
Distributions from Net Investment Income	(0.14)		(0.17)		(0.14)	(0.24)	(0.30)	(0.27)
Distributions from Return of Capital	—		(0.03)		(0.04)	—	—	—
Distributions from Net Realized Gain	—		(0.00	) (2)	(0.26)	—	—	—

Total Distributions	(0.14)		(0.20)		(0.44)	(0.24)	(0.30)	(0.27)

Net Asset Value per Share, End of period	$9.97		$9.39		$11.56	$11.98	$11.41	$10.52

Total Return	7.61	% (3)	(17.10%)		0.19%	7.14%	11.48%	(1.87%)

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$933,048		$911,213		$1,471,072	$1,344,787	$946,896	$975,741

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.53	% (4)	0.53%		0.51%	0.51%	0.51%	0.51%

After Expense Reimbursement	0.49	% (4)	0.49%		0.49%	0.49%	0.49%	0.49%

Ratio of Net Investment Income to Average Net Assets	3.48	% (4)	1.90%		0.94%	1.66%	2.69%	2.34%

Portfolio Turnover Rate	199.92	% (3)	473.72%		469.87%	371.22%	214.76%	267.96%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2023 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022		2021	2020	2019	2018
Net Asset Value per Share, Beginning of period	$9.38		$11.53		$11.95	$11.38	$10.49	$10.96

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.16		0.19		0.09	0.18	0.27	0.23
Net Realized and Unrealized Gain (Loss) on Investments	0.54		(2.16)		(0.09)	0.60	0.90	(0.46)

Total from Investment Operations	0.70		(1.97)			0.78	1.17	(0.23)

Less Distributions:
Distributions from Net Investment Income	(0.13)		(0.15)		(0.12)	(0.21)	(0.28)	(0.24)
Distributions from Net Realized Gain	—		(0.00	) (2)	(0.26)	—	—	—
Distributions from Return of Capital	—		(0.03)		(0.04)	—	—	—

Total Distributions	(0.13)		(0.18)		(0.42)	(0.21)	(0.28)	(0.24)

Net Asset Value per Share, End of period	$9.95		$9.38		$11.53	$11.95	$11.38	$10.49

Total Return	7.54	% (3)	(17.22)%		0.00%	6.92%	11.27%	(2.10)%
Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$190,664		$170,497		$223,562	$241,938	$240,107	$270,477

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.81	% (4)	0.82%		0.80%	0.80%	0.81%	0.81%

After Expense Reimbursement	0.64	% (4)	0.64%		0.65%	0.67%	0.70%	0.72%

Ratio of Net Investment Income to Average Net Assets	3.34	% (4)	1.77%		0.78%	1.53%	2.48%	2.12%

Portfolio Turnover Rate	199.92	% (3)	473.72%		469.87%	371.22%	214.76%	267.96%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2023 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Financial Highlights — Plan Class (Unaudited)

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,			February 28, 2020 (Commencement of Operations) through October 31, 2020
			2022		2021
Net Asset Value per Share, Beginning of period	$9.44		$11.61		$12.06	$11.72

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.17		0.25		0.11	0.18
Net Realized and Unrealized Gain (Loss) on Investments	0.56		(2.21)		(0.11)	0.29

Total from Investment Operations	0.73		(1.96)		0.00	0.47

Less Distributions:
Distributions from Net Investment Income	(0.15)		(0.18)		(0.14)	(0.13)
Distributions from Net Realized Gain	—		(0.00	) (2)	(0.26)	—
Return of capital	—		(0.03)		(0.05)	—

Total distributions	(0.15)		(0.21)		(0.45)	(0.13)

Net Asset Value per Share, End of period	$10.02		$9.44		$11.61	$12.06

Total Return	7.72	% (4)	(17.07%)		(0.01%)	3.98	% (3)

Ratios/Supplemental Data:

Net assets, end of period (in thousands)	$103,699		$81,408		$867	$0.00	(5)

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.48	% (6)	0.51%		7.54%	14,703.31	% (6)

After Expense Reimbursement	0.44	% (6)	0.44%		0.44%	0.44	% (6)

Ratio of Net Investment Income to Average Net Assets	3.54	% (6)	2.46%		0.97%	2.20	% (6)

Portfolio Turnover Rate	199.92	% (4)	473.72%		469.87%	371.22	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the period February 28, 2020 (Commencement of Operations) through October 31, 2020.
(4)	For the six months ended April 30, 2023 and is not indicative of a full year’s operating results.
(5)	Amount Rounds to less than $1,000.
(6)	Annualized.

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018
Net Asset Value per Share, Beginning of period	$6.34		$6.32	$4.36	$4.84	$5.01	$5.20

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.10		0.12	0.05	0.10	0.17	0.11
Net Realized and Unrealized Gain (Loss) on Investments	(0.29)		0.28	2.02	(0.41)	(0.20)	(0.20)

Total from Investment Operations	(0.19)		0.40	2.07	(0.31)	(0.03)	(0.09)

Less Distributions:
Distributions from Net Investment Income	(0.07)		(0.38)	(0.09)	(0.15)	(0.14)	(0.10)
Distributions from Net Realized Gain	—		—	(0.02)	(0.02)	—	—

Total Distributions	(0.07)		(0.38)	(0.11)	(0.17)	(0.14)	(0.10)

Net Asset Value per Share, End of period	$6.08		$6.34	$6.32	$4.36	$4.84	$5.01

Total Return	(3.03	%) (2)	6.82%	48.18%	(5.82%)	(0.96%)	(1.96%)

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$20,297		$29,511	$1,983	$693	$740	$1,208

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.69	% (3)	1.73%	15.84%	16.92%	17.82%	11.53%

After Expense Reimbursement	0.70	% (3)	0.70%	0.70%	0.70%	0.70%	0.70%

Ratio of Net Investment Income to Average Net Assets	3.22	% (3)	1.70%	0.84%	2.29%	3.45%	2.06%

Portfolio Turnover Rate	8.36	% (2)	53.15%	32.09%	54.50%	122.23%	75.52%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2023 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018
Net Asset Value per Share, Beginning of period	$6.34		$6.31	$4.35	$4.84	$5.01	$5.21

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.10		0.12	0.04	0.10	0.17	0.11
Net Realized and Unrealized Gain (Loss) on Investments	(0.29)		0.29	2.03	(0.42)	(0.20)	(0.21)

Total from Investment Operations	(0.19)		0.41	2.07	(0.32)	(0.03)	(0.10)

Less Distributions:
Distributions from Net Investment Income	(0.07)		(0.38)	(0.09)	(0.15)	(0.14)	(0.10)
Distributions from Net Realized Gain	—		—	(0.02)	(0.02)	—	—

Total Distributions	(0.07)		(0.38)	(0.11)	(0.17)	(0.14)	(0.10)

Net Asset Value per Share, End of period	$6.08		$6.34	$6.31	$4.35	$4.84	$5.01

Total Return	(3.06	)% (2)	6.93%	48.21%	(5.90)%	(1.16)%	(1.96)%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$8,194		$11,181	$911	$472	$504	$507

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	2.18	% (3)	2.26%	16.76%	17.60%	19.14%	12.59%

After Expense Reimbursement	0.75	% (3)	0.75%	0.75%	0.75%	0.75%	0.75%

Ratio of Net Investment Income to Average Net Assets	3.17	% (3)	1.79%	0.82%	2.24%	3.57%	2.02%

Portfolio Turnover Rate	8.36	% (2)	53.15%	32.09%	54.50%	122.23%	75.52%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2023 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018
Net Asset Value per Share, Beginning of period	$7.75		$10.18	$10.66	$10.26	$9.45	$9.75

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.17		0.24	0.20	0.25	0.24	0.19
Net Realized and Unrealized Gain (Loss) on Investments	0.64		(2.50)	(0.20)	0.54	0.73	(0.43)

Total from Investment Operations	0.81		(2.26)	0.00	0.79	0.97	(0.24)

Less Distributions:
Distributions from Net Investment Income	(0.12)		(0.03)	(0.20)	(0.15)	(0.16)	(0.05)
Distributions from Return of Capital	—		(0.13)	(0.06)	—	—	—
Distributions from Net Realized Gain	—		(0.01)	(0.22)	(0.24)	—	(0.01)

Total Distributions	(0.12)		(0.17)	(0.48)	(0.39)	(0.16)	(0.06)

Net Asset Value per Share, End of period	$8.44		$7.75	$10.18	$10.66	$10.26	$9.45

Total Return	10.42	% (2)	(22.45%)	(0.18%)	7.99%	10.42%	(2.54%)

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$9,808		$8,650	$24,332	$10,822	$9,384	$8,505

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.66	% (3)	1.67%	1.15%	1.66%	1.79%	1.63%

After Expense Reimbursement	0.60	% (3)	0.60%	0.60%	0.60%	0.66%	1.00%

Ratio of Net Investment Income to Average Net Assets	4.21	% (3)	2.59%	1.87%	2.40%	2.48%	1.99%

Portfolio Turnover Rate	117.83	% (2)	208.60%	245.94%	228.14%	83.18%	102.42%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2023 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018
Net Asset Value per Share, Beginning of period	$7.75		$10.17	$10.66	$10.26	$9.45	$9.75

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.17		0.26	0.19	0.24	0.24	0.19
Net Realized and Unrealized Gain (Loss) on Investments	0.63		(2.52)	(0.21)	0.55	0.72	(0.43)

Total from Investment Operations	0.80		(2.26)	(0.02)	0.79	0.96	(0.24)

Less Distributions:
Distributions from Net Investment Income	(0.11)		(0.03)	(0.19)	(0.15)	(0.15)	(0.05)
Distributions from Net Realized Gain	—		(0.01)	(0.22)	(0.24)	—	(0.01)
Distributions from Return of Capital	—		(0.12)	(0.06)	—	—	—

Total Distributions	(0.11)		(0.16)	(0.47)	(0.39)	(0.15)	(0.06)

Net Asset Value per Share, End of period	$8.44		$7.75	$10.17	$10.66	$10.26	$9.45

Total Return	10.37	% (2)	(22.45)%	(0.38)%	7.93%	10.32%	(2.54)%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$8,735		$7,730	$10,742	$10,972	$8,282	$7,476

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.94	% (3)	2.15%	1.53%	1.94%	2.09%	1.92%

After Expense Reimbursement	0.70	% (3)	0.70%	0.70%	0.70%	0.74%	1.00%

Ratio of Net Investment Income to Average Net Assets	4.10	% (3)	2.80%	1.77%	2.29%	2.39%	1.99%

Portfolio Turnover Rate	117.83	% (2)	208.60%	245.94%	228.14%	83.18%	102.42%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2023 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018
Net Asset Value per Share, Beginning of period	$5.80		$6.89	$6.66	$6.49	$6.15	$6.37

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.17		0.28	0.23	0.24	0.27	0.26
Net Realized and Unrealized Gain (Loss) on Investments	0.15		(0.94)	0.24	0.19	0.36	(0.17)

Total from Investment Operations	0.32		(0.66)	0.47	0.43	0.63	0.09

Less Distributions:
Distributions from Net Investment Income	(0.19)		(0.30)	(0.24)	(0.26)	(0.29)	(0.31)
Distributions from Net Realized Gain	—		(0.13)	—	—	—	—

Total Distributions	(0.19)		(0.43)	(0.24)	(0.26)	(0.29)	(0.31)

Net Asset Value per Share, End of period	$5.93		$5.80	$6.89	$6.66	$6.49	$6.15

Total Return	5.51	% (2)	(9.97%)	7.18%	6.88%	10.44%	1.40%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$51,990		$50,992	$96,223	$85,990	$19,563	$7,749

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.90	% (3)	0.84%	0.76%	0.97%	1.68%	1.50%

After Expense Reimbursement	0.55	% (3)	0.55%	0.55%	0.55%	0.55%	0.55%

Ratio of Net Investment Income to Average Net Assets	5.71	% (3)	4.46%	3.36%	3.67%	4.18%	4.13%

Portfolio Turnover Rate	40.07	% (2)	94.04%	82.13%	111.34%	121.56%	104.21%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2023 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018
Net Asset Value per Share, Beginning of period	$5.84		$6.93	$6.70	$6.54	$6.19	$6.42

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.16		0.27	0.22	0.23	0.25	0.25
Net Realized and Unrealized Gain (Loss) on Investments	0.15		(0.94)	0.23	0.18	0.38	(0.18)

Total from Investment Operations	0.31		(0.67)	0.45	0.41	0.63	0.07

Less Distributions:
Distributions from Net Investment Income	(0.18)		(0.29)	(0.22)	(0.25)	(0.28)	(0.30)
Distributions from Net Realized Gain	—		(0.13)	—	—	—	—

Total Distributions	(0.18)		(0.42)	(0.22)	(0.25)	(0.28)	(0.30)

Net Asset Value per Share, End of period	$5.97		$5.84	$6.93	$6.70	$6.54	$6.19

Total Return	5.36	% (2)	(10.24)%	7.05%	6.61%	10.16%	1.04%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$7,489		$9,043	$15,048	$17,805	$9,923	$5,041

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.35	% (3)	1.27%	1.14%	1.47%	2.05%	1.98%

After Expense Reimbursement	0.80	% (3)	0.80%	0.80%	0.80%	0.80%	0.80%

Ratio of Net Investment Income to Average Net Assets	5.43	% (3)	4.25%	3.11%	3.46%	3.96%	3.90%

Portfolio Turnover Rate	40.07	% (2)	94.04%	82.13%	111.34%	121.56%	104.21%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2023 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018
Net Asset Value per Share, Beginning of period	$8.08		$8.60	$8.60	$8.59	$8.54	$8.62

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.05		0.10	0.29	0.16	0.25	0.15
Net Realized and Unrealized Gain (Loss) on Investments	0.26		(0.41)	(0.19)	(0.01)	0.07	(0.04)

Total from Investment Operations	0.31		(0.31)	0.10	0.15	0.32	0.11

Less Distributions:
Distributions from Net Investment Income	(0.11)		(0.15)	(0.10)	(0.11)	(0.27)	(0.19)
Distributions from Return of Capital	—		(0.06)	—	(0.03)	—	—

Total Distributions	(0.11)		(0.21)	(0.10)	(0.14)	(0.27)	(0.19)

Net Asset Value per Share, End of period	$8.28		$8.08	$8.60	$8.60	$8.59	$8.54

Total Return	3.79	% (2)	(3.61%)	1.16%	1.70%	3.83%	1.26%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$8,552		$8,270	$18,061	$7,698	$5,644	$7,280

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	2.92	% (3)	2.40%	2.77%	2.77%	3.37%	2.28%

After Expense Reimbursement	0.44	% (3)	0.44%	0.44%	0.44%	0.44%	0.44%

Ratio of Net Investment Income to Average Net Assets	1.16	% (3)	1.21%	3.35%	1.83%	2.94%	1.70%

Portfolio Turnover Rate	284.24	% (2)	542.69%	369.54%	191.22%	248.19%	199.55%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2023 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018
Net Asset Value per Share, Beginning of period	$7.96		$10.14	$10.46	$10.07	$9.46	$9.98

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.21		0.33	0.21	0.26	0.34	0.31
Net Realized and Unrealized Gain (Loss) on Investments	0.43		(2.28)	(0.25)	0.44	0.68	(0.48)

Total from Investment Operations	0.64		(1.95)	(0.04)	0.70	1.02	(0.17)

Less Distributions:
Distributions from Net Investment Income	(0.22)		(0.23)	(0.20)	(0.31)	(0.41)	(0.35)
Distributions from Return of Capital	—		—	(0.01)	—	—	—
Distributions from Net Realized Gain	—		—	(0.07)	—	—	—

Total Distributions	(0.22)		(0.23)	(0.28)	(0.31)	(0.41)	(0.35)

Net Asset Value per Share, End of period	$8.38		$7.96	$10.14	$10.46	$10.07	$9.46

Total Return	8.23	% (2)	(19.58%)	(0.40%)	7.08%	10.82%	(1.67%)

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$2,495,769		$2,595,866	$4,264,583	$5,737,736	$4,898,103	$5,587,668

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.52	% (3)	0.55%	0.52%	0.55%	0.62%	0.62%

After Expense Reimbursement	0.49	% (3)	0.49%	0.49%	0.49%	0.49%	0.49%

Ratio of Net Investment Income to Average Net Assets	5.20	% (3)	3.59%	2.07%	2.50%	3.47%	3.20%

Portfolio Turnover Rate	152.17	% (2)	386.85%	493.39%	269.04%	177.80%	241.76%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2023 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018
Net Asset Value per Share, Beginning of period	$8.21		$10.46	$10.78	$10.37	$9.76	$10.29

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.21		0.33	0.19	0.23	0.32	0.29
Net Realized and Unrealized Gain (Loss) on Investments	0.45		(2.37)	(0.25)	0.47	0.69	(0.49)

Total from Investment Operations	0.66		(2.04)	(0.06)	0.70	1.01	(0.20)

Less Distributions:
Distributions from Net Investment Income	(0.22)		(0.21)	(0.18)	(0.29)	(0.40)	(0.33)
Distributions from Net Realized Gain	—		—	(0.07)	—	—	—
Distributions from Return of Capital	—		—	(0.01)	—	—	—

Total Distributions	(0.22)		(0.21)	(0.26)	(0.29)	(0.40)	(0.33)

Net Asset Value per Share, End of period	$8.65		$8.21	$10.46	$10.78	$10.37	$9.76

Total Return	8.07	% (2)	(19.70)%	(0.58)%	6.86%	10.46%	(1.96)%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$473,989		$506,866	$818,608	$1,844,170	$963,512	$1,121,741

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.80	% (3)	0.79%	0.81%	0.79%	0.88%	0.88%

After Expense Reimbursement	0.70	% (3)	0.70%	0.70%	0.73%	0.79%	0.79%

Ratio of Net Investment Income to Average Net Assets	4.98	% (3)	3.40%	1.83%	2.21%	3.16%	2.89%

Portfolio Turnover Rate	152.17	% (2)	386.85%	493.39%	269.04%	177.80%	241.76%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2023 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Financial Highlights — Plan Class (Unaudited)

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,		February 28, 2020 (Commencement of Operations) through October 31, 2020
			2022	2021
Net Asset Value per Share, Beginning of period	$8.00		$10.19	$10.50	$10.33

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.22		0.36	0.22	0.20
Net Realized and Unrealized Gain (Loss) on Investments	0.42		(2.31)	(0.24)	0.13

Total from Investment Operations	0.64		(1.95)	(0.02)	0.33

Less Distributions:
Distributions from Net Investment Income	(0.22)		(0.24)	(0.21)	(0.16)
Distributions from Net Realized Gain	—		—	(0.07)	—
Return of capital	—		—	(0.01)	—

Total distributions	(0.22)		(0.24)	(0.29)	(0.16)

Net Asset Value per Share, End of period	$8.42		$8.00	$10.19	$10.50

Total Return	8.10	% (3)	(19.43%)	(0.25%)	3.22	% (2)

Ratios/Supplemental Data:

Net assets, end of period (in thousands)	$3,140		$1,522	$571	$0.00	(4)

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.19	% (5)	2.98%	6.69%	14,761.71	% (5)

After Expense Reimbursement	0.44	% (5)	0.44%	0.44%	0.44	% (5)

Ratio of Net Investment Income to Average Net Assets	5.28	% (5)	3.88%	2.13%	2.84	% (5)

Portfolio Turnover Rate	152.17	% (3)	386.85%	493.39%	269.04	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period February 28, 2020 (Commencement of Operations) through October 31, 2020.
(3)	For the six months ended April 30, 2023 and is not indicative of a full year’s operating results.
(4)	Amount Rounds to less than $1,000.
(5)	Annualized.

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

As a shareholder of a Fund, you incur ongoing operational costs of the Fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2022 to April 30, 2023 (181 days).

Actual Expenses:    The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:    The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2022 to April 30, 2023)
TCW Core Fixed Income Fund
I Class Shares
Actual	$1,000.00	$1,076.10	0.49%	$2.52
Hypothetical (5% return before expenses)	1,000.00	1,022.37	0.49%	2.46

N Class Shares
Actual	$1,000.00	$1,075.40	0.64%	$3.29
Hypothetical (5% return before expenses)	1,000.00	1,021.62	0.64%	3.21

Plan Class Shares
Actual	$1,000.00	$1,077.20	0.44%	$2.27
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.44%	2.21

TCW Enhanced Commodity Strategy Fund
I Class Shares
Actual	$1,000.00	$969.70	0.70%	$3.42
Hypothetical (5% return before expenses)	1,000.00	1,021.32	0.70%	$3.51

N Class Shares
Actual	$1,000.00	$969.40	0.75%	$3.66
Hypothetical (5% return before expenses)	1,000.00	1,021.08	0.75%	$3.76

TCW Funds, Inc.

Shareholder Expenses (Unaudited) (Continued)

TCW Funds, Inc.	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio		Expenses Paid During Period (November 1, 2022 to April 30, 2023)

TCW Global Bond Fund
I Class Shares
Actual	$1,000.00	$1,104.20	0.60	% (1)	$3.13	(1)
Hypothetical (5% return before expenses)	1,000.00	1,021.82	0.60	% (1)	3.01	(1)
N Class Shares
Actual	$1,000.00	$1,103.70	0.70	% (1)	$3.65	(1)
Hypothetical (5% return before expenses)	1,000.00	1,021.32	0.70	% (1)	3.51	(1)

TCW High Yield Bond Fund
I Class Shares
Actual	$1,000.00	$1,055.10	0.55%		$2.80
Hypothetical (5% return before expenses)	1,000.00	1,022.07	0.55%		2.76

N Class Shares
Actual	$1,000.00	$1,053.60	0.80%		$4.07
Hypothetical (5% return before expenses)	1,000.00	1,020.83	0.80%		4.01

TCW Short Term Bond Fund
I Class Shares
Actual	$1,000.00	$1,037.90	0.44%		$2.22
Hypothetical (5% return before expenses)	1,000.00	1,022.61	0.44%		2.21

TCW Total Return Bond Fund
I Class Shares
Actual	$1,000.00	$1,082.30	0.49%		$2.53
Hypothetical (5% return before expenses)	1,000.00	1,022.37	0.49%		2.46

N Class Shares
Actual	$1,000.00	$1,080.70	0.70%		$3.61
Hypothetical (5% return before expenses)	1,000.00	1,021.32	0.70%		3.51

Plan Class Shares
Actual	$1,000.00	$1,081.00	0.44%		$2.27
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.44%		2.21

(1)	Does not include expenses of the underlying affiliated investments.

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and files Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form NPORT-P. Such filings occur no later than 60 days after the end of the Funds’ first and third quarters and are available on the SEC’s website at www.sec.gov.

TCW Funds, Inc.

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

800 FUND TCW

(800 386 3829)

www.TCW.com

INVESTMENT ADVISOR

TCW Investment Management Company LLC

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

555 West 5th Street

Los Angeles, California 90013

CUSTODIAN & ADMINISTRATOR

State Street Bank & Trust Company

One Congress Street, Suite 1

Boston, MA 02114-2016

DISTRIBUTOR

TCW Funds Distributors LLC

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

DIRECTORS

Patrick C. Haden

Director and Chairman of the Board

Samuel P. Bell

Director

Peter McMillan

Director

Victoria B. Rogers

Director

Marc I. Stern

Director

Andrew Tarica

Director

OFFICERS

Kathryn Koch

President and Chief Executive Officer

Meredith S. Jackson

Senior Vice President,

General Counsel and Secretary

Richard M. Villa

Treasurer and Principal Financial and Accounting Officer

Gladys Xiques

Chief Compliance Officer and Anti-Money Laundering Officer

Lisa Eisen

Tax Officer

Eric W. Chan

Assistant Treasurer

Peter Davidson

Vice President and Assistant Secretary

TCW FAMILY OF FUNDS

EQUITY FUNDS

TCW Artificial Intelligence Equity Fund

TCW Global Real Estate Fund

TCW New America Premier Equities Fund

TCW Relative Value Dividend Appreciation Fund

TCW Relative Value Large Cap Fund

TCW Relative Value Mid Cap Fund

TCW Select Equities Fund

ASSET ALLOCATION FUND

TCW Conservative Allocation Fund

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

TCW Enhanced Commodity Strategy Fund

TCW Global Bond Fund

TCW High Yield Bond Fund

TCW Short Term Bond Fund

TCW Total Return Bond Fund

INTERNATIONAL FUNDS

TCW Developing Markets Equity Fund

TCW Emerging Markets Income Fund

TCW Emerging Markets Local Currency Income Fund

TCW Emerging Markets Multi-Asset Opportunities Fund

TO COME

INTERNATIONAL FUNDS

TCW Developing Markets Equity Fund

TCW Emerging Markets Income Fund

TCW Emerging Markets Local Currency Income Fund

TCW Emerging Markets Multi-Asset Opportunities Fund

TCW Funds, Inc.

To Our Valued Shareholders

Kathryn Koch President and Chief Executive Officer

Dear Valued Investors,

I am pleased to present the semi-annual report for the TCW Funds, Inc. covering the six-month period ended April 30, 2023. I would like to express our appreciation for your continued investment in the TCW Funds as well as welcome new shareholders to our Fund family. As of April 30, 2023, the TCW Funds held total assets of approximately $9.6 billion.

This report contains information outlining the performance and a list of portfolio holdings as of April 30, 2023 for the TCW Funds’ International fixed income and equity funds.

The International Markets

Emerging Markets (EM) assets have been resilient in 2023, posting positive returns after a challenging 2022. This turn has been driven by a number of factors, including expectations that the Fed is approaching the end of its tightening cycle, a stronger-than-expected economic recovery in China, the normalization of global supply chains, and the diminishing economic and inflationary impact of the Russia-Ukraine war.

We believe that the global growth slowdown will continue in 2023, but continue to see opportunity in Emerging Markets on the back of the widening spread between EM and Developing Markets (DM) growth. Over the next several years, our constructive outlook on Emerging Markets is based upon a number of factors, including looser monetary policy, a weaker U.S. dollar and large EM economies – particularly China – returning to potential growth and inflation targets.

The inflation outlook is improving in most EM countries, thanks in part to an earlier and more decisive monetary policy reaction than in a number of DM countries. Headline inflation has already peaked in most EM countries and the deceleration trend has firmed on the back of declining commodity prices (in particular oil and food), and well-behaved exchange rates. Core inflation is exhibiting a relatively more gradual deceleration as demand-pull factors remain fueled by still tight labor markets, particularly in the crucial services/non-tradable sector. Overall, we believe EM inflation is poised to keep decelerating due to rapid policy normalization and incipient economic slowdown.

We see differentiated opportunities in Emerging Markets. In hard currency fixed income, we view investment grade exposure as an important and defensive core holding of a standalone EM portfolio in the context of the uncertain market environment. We also see value in EM high yield (HY) sovereign spreads, which are at post-GFC1 wides versus U.S. HY. EM corporates have deleveraged at a much quicker pace than U.S. peers since COVID, pushing relative spreads per turn of leverage to attractive levels.

EM local currency has been the weakest performer within EM fixed income over the past decade, but has outperformed in 2023 as the U.S. growth exceptionalism story has started to unwind. We see potential for continued outperformance of EM local currency over the medium term, as less fear around the Fed and lower market volatility enable Emerging Markets currency (EMFX) to perform well vis-à-vis the USD. That said, the dollar tends to be a safe haven during risk-off periods, and we are monitoring U.S. economic data for signs of a more severe recession (not our base case).

In the near term, risk sentiment may remain subdued given continued uncertainty around U.S. economic data, the extent of the banking crisis and volatility around debt ceiling discussions. Geopolitical risks related to Russia/Ukraine and U.S./China loom as well and will likely keep risk premiums higher than long-term averages. We believe that over the coming months, as we get clarity on these issues, better entry points will emerge to add exposure to Emerging Markets.

[1]	Global Financial Crisis (GFC): period of extreme stress in global financial markets and banking systems between mid-2007 and early 2009.

1

Letter to Shareholders (Continued)

We truly value our relationship with you and thank you for making the TCW Funds part of your long-term investment plan. If you have any questions or require further information, I invite you to visit our website at www.tcw.com, or call our shareholder services department at 800-386-3829.

I look forward to further correspondence with you through our annual report later this year.

Sincerely,

Kathryn Koch

President and Chief Executive Officer

2

TCW Funds, Inc.

Performance Summary (Unaudited)

	NAV	Six Months Return as of April 30, 2023	Total Return Annualized as of April 30, 2023(1)					Inception Date
			1-Year	5-Year	10-Year	Since Inception
TCW Developing Markets Equity Fund
I Class	$7.62	5.76%	(17.31)%	(5.99)%	N/A	(1.85)%		06/30/15
N Class	$7.67	5.66%	(16.85)%	(5.92)%	N/A	(1.81)%		06/30/15
TCW Emerging Markets Income Fund
I Class	$6.11	10.67%	(2.85)%	(1.17)%	0.69%	7.29	%(2)	09/04/96	(3)
N Class	$7.89	10.64%	(2.87)%	(1.29)%	0.49%	5.38%		02/27/04
Plan Class	$6.11	10.71%	(2.63)%	N/A	N/A	(5.03)%		02/28/20
TCW Emerging Markets Local Currency Income Fund
I Class	$7.41	15.43%	5.67%	(2.38)%	(1.83)%	0.12%		12/14/10
N Class	$7.39	15.45%	5.48%	(2.44)%	(1.87)%	0.09%		12/14/10
TCW Emerging Markets Multi-Asset Opportunities Fund
I Class	$8.79	10.86%	(7.23)%	(2.58)%	N/A	1.46%		06/28/13
N Class	$8.71	10.82%	(7.71)%	(2.84)%	N/A	1.29%		06/28/13

(1)	Past performance is not indicative of future performance.
(2)

Performance data includes the performance of the predecessor limited partnership for periods before the Fund’s registration became effective. The limited partnership was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership’s performance may have been lower.

(3)	Inception date of the predecessor entity.

3

TCW Developing Markets Equity Fund

Schedule of Investments (Unaudited)

Issues	Shares	Value

COMMON STOCK — 94.6% of Net Assets

China — 54.4%

Beijing Shougang Co., Ltd.	155,000	$82,777

China Green Electricity Investment of Tianjin Co., Ltd.	48,000	80,939

Chinese Universe Publishing and Media Group Co., Ltd.	31,386	80,909

Daqin Railway Co., Ltd.	72,000	80,093

FAW Jiefang Group Co., Ltd.	68,000	79,894

Jardine Matheson Holdings, Ltd.	1,700	81,940

Jiangsu Pacific Quartz Co., Ltd.	7,100	121,797

Jizhong Energy Resources Co., Ltd. — Class A	77,000	82,414

Kingsoft Corp., Ltd.	19,000	83,516

Perfect World Co., Ltd.	27,500	87,007

Shan Xi Hua Yang Group New Energy Co., Ltd.	40,000	80,829

Sinotrans, Ltd.	224,000	77,505

Sinotruk Hong Kong, Ltd.	54,000	82,136

Swire Pacific, Ltd.	10,000	79,379

TangShan Port Group Co., Ltd.	144,940	82,635

Xinte Energy Co., Ltd.	33,000	81,219

Youngy Co., Ltd. (1)	7,700	78,354

Zhuhai Huafa Properties Co., Ltd.	50,000	76,684

Total China

(Cost: $1,480,077)		1,500,027

India — 5.9%

Aurobindo Pharma, Ltd.	10,600	79,659

Hindustan Aeronautics, Ltd.	2,300	82,010

Total India

(Cost: $161,569)		161,669

Russia — 0.0%

Magnitogorsk Iron & Steel Works PJSC (1)(2)	79,000	90

Yandex N.V. (1)(2)	3,100	140

Total Russia

(Cost: $225,147)		230

Singapore — 2.9% (Cost: $82,906)

Yangzijiang Shipbuilding Holdings, Ltd.	86,000	80,210

South Africa — 2.9% (Cost: $80,241)

Aspen Pharmacare Holdings, Ltd.	8,000	79,984

South Korea — 5.5%

CJ Corp.	1,170	80,111

Hanwha Aerospace Co., Ltd.	940	72,334

Total South Korea

(Cost: $159,533)		152,445

Switzerland — 2.9% (Cost: $79,562)

Cie Financiere Richemont S.A.	480	79,163

Issues	Shares	Value

Taiwan — 8.8%

Novatek Microelectronics Corp.	6,000	$82,027

Pou Chen Corp.	77,000	79,523

Teco Electric & Machinery Co., Ltd.	56,000	80,423

Total Taiwan

(Cost: $244,592)		241,973

Thailand — 2.9% (Cost: $80,923)

Charoen Pokphand Foods PCL (NVDR)	135,000	80,255

Turkey — 8.4%

Koza Altin Isletmeleri A.S.	79,000	76,842

Turk Telekomunikasyon A.S.	92,000	77,066

Turkcell Iletisim Hizmetleri A.S.	45,000	76,672

Total Turkey

(Cost: $252,090)		230,580

Total Common Stock

(Cost: $2,846,640)		2,606,536

PREFERRED STOCK — 2.9%

South Korea — 2.9%

Hyundai Motor Co.	950	78,804

Total Preferred Stock

(Cost: $67,702)		78,804

MONEY MARKET INVESTMENTS — 19.3%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.76% (3)	532,151	532,151

Total Money Market Investments

(Cost: $532,151)		532,151

Total Investments (116.8%)

(Cost: $3,446,493)		3,217,491

Liabilities In Excess Of Other Assets (-16.8%)		(463,071)

Total Net Assets (100.0%)		$2,754,420

Notes to the Schedule of Investments:

NVDR	Non-Voting Depository Receipt.
PJSC	Private Joint-Stock Company.
(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(3)	Rate disclosed is the 7-day net yield as of April 30, 2023.

See accompanying Notes to Financial Statements.

4

TCW Developing Markets Equity Fund

Investments by Sector (Unaudited)	April 30, 2023

Sector	Percentage of Net Assets

Aerospace & Defense	5.6%

Air Freight & Logistics	2.8

Automobiles	2.9

Construction & Engineering	3.0

Diversified Telecommunication Services	2.8

Electrical Equipment	2.9

Entertainment	6.2

Food Products	2.9

Ground Transportation	2.9

Industrial Conglomerates	5.8

Interactive Media & Services	0.0

Machinery	8.8

Media	2.9

Metals & Mining	8.7

Oil, Gas & Consumable Fuels	5.9

Pharmaceuticals	5.8

Real Estate Management & Development	8.6

Semiconductors & Semiconductor Equipment	7.4

Textiles, Apparel & Luxury Goods	5.8

Transportation Infrastructure	3.0

Wireless Telecommunication Services	2.8

Money Market Investments	19.3

Total	116.8%

See accompanying Notes to Financial Statements.

5

TCW Developing Markets Equity Fund

Fair Valuation Summary (Unaudited)	April 30, 2023

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$82,010	$72,334	$—	$154,344
Air Freight & Logistics	77,505	—	—	77,505
Construction & Engineering	81,219	—	—	81,219
Diversified Telecommunication Services	—	77,066	—	77,066
Electrical Equipment	80,423	—	—	80,423
Entertainment	87,007	83,516	—	170,523
Food Products	80,255	—	—	80,255
Ground Transportation	—	80,093	—	80,093
Industrial Conglomerates	81,940	80,111	—	162,051
Interactive Media & Services	—	—	140	140
Machinery	162,030	80,210	—	242,240
Media	80,909	—	—	80,909
Metals & Mining	161,132	76,842	90	238,064
Oil, Gas & Consumable Fuels	80,829	82,414	—	163,243
Pharmaceuticals	159,643	—	—	159,643
Real Estate Management & Development	—	237,002	—	237,002
Semiconductors & Semiconductor Equipment	—	203,823	—	203,823
Textiles, Apparel & Luxury Goods	158,686	—	—	158,686
Transportation Infrastructure	82,635	—	—	82,635
Wireless Telecommunication Services	—	76,672	—	76,672

Total Common Stock	1,456,223	1,150,083	230	2,606,536

Preferred Stock
Automobiles	—	78,804	—	78,804

Total Preferred Stock	—	78,804	—	78,804

Money Market Investments	532,151	—	—	532,151

Total Investments	$1,988,374	$1,228,887	$230	$3,217,491

See accompanying Notes to Financial Statements.

6

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	April 30, 2023

Issues	Maturity Date	Principal Amount		Value

FIXED INCOME SECURITIES — 97.1% of Net Assets

Angola — 1.6%

Angolan Government International Bond

8.25% (1)	05/09/28		$32,105,000	$28,287,715

8.75% (1)	04/14/32		41,535,000	34,575,915

Total Angola

(Cost: $65,177,939)				62,863,630

Argentina — 1.1%

Argentine Republic Government International Bond

3.50%	07/09/41		81,565,456	20,627,904

3.88%	01/09/38		86,382,818	23,947,800

Total Argentina

(Cost: $62,220,863)				44,575,704

Bahrain — 3.2%

Bahrain Government International Bond

5.25% (1)	01/25/33		27,286,000	23,684,248

5.63% (2)	05/18/34		30,422,000	26,747,022

7.75% (1)	04/18/35		39,700,000	39,997,750

CBB International Sukuk Programme Co. WLL

6.25% (1)	10/18/30		8,350,000	8,488,510

Oil and Gas Holding Co. BSCC (The)

7.50% (2)	10/25/27		20,835,000	21,397,024

7.50% (1)	10/25/27		3,000,000	3,080,925

Total Bahrain

(Cost: $122,208,181)				123,395,479

Brazil — 3.3%

Acu Petroleo Luxembourg Sarl

7.50% (1)	07/13/35		16,464,615	14,383,035

Banco do Brasil SA

6.25% (1)	04/18/30		11,465,000	11,403,089

Brazil Notas do Tesouro Nacional, Series F

10.00%	01/01/29	BRL	30,046,000	5,711,993

Brazilian Government International Bond

6.00%	10/20/33		$40,000,000	39,365,600

CSN Resources S.A.

4.63% (1)	06/10/31		13,360,000	10,318,701

Globo Communicacoes Part

5.50% (1)	01/14/32		19,607,000	15,708,019

MC Brazil Downstream Trading Sarl

7.25% (1)	06/30/31		17,298,802	13,339,106

MV24 Capital B.V.

6.75% (1)	06/01/34		22,264,718	19,934,242

Total Brazil

(Cost: $135,070,227)				130,163,785

Issues	Maturity Date	Principal Amount		Value

Chile — 3.6%

AES Andes S.A.

7.13% (USD 5-year Swap rate + 4.644%) (1),(3)	03/26/79		$19,856,000	$18,816,042

Chile Government International Bond

2.55%	07/27/33		21,772,000	18,314,606

3.50%	01/31/34		42,210,000	38,347,785

3.86%	06/21/47		30,785,000	25,743,264

Corp Nacional del Cobre de Chile

3.00% (2)	09/30/29		19,610,000	17,661,134

5.13% (2)	02/02/33		19,740,000	20,023,763

Total Chile

(Cost: $140,302,034)				138,906,594

China — 0.6%

CK Hutchison International 23, Ltd.

4.75% (1)	04/21/28		13,265,000	13,384,916

4.88% (1)	04/21/33		10,900,000	11,029,982

Total China

(Cost: $24,087,084)				24,414,898

Colombia — 3.4%

Colombia Government International Bond

3.88%	04/25/27		35,415,000	31,942,471

7.38%	09/18/37		5,600,000	5,229,840

7.50%	02/02/34		56,040,000	53,770,380

Colombian TES

7.50%	08/26/26	COP	18,027,800,000	3,479,931

Ecopetrol S.A.

8.88%	01/13/33		$17,801,000	17,266,970

Gran Tierra Energy International Holdings, Ltd.

6.25% (2)	02/15/25		14,397,000	12,403,627

Gran Tierra Energy, Inc.

7.75% (2)	05/23/27		8,343,000	6,359,869

Total Colombia

(Cost: $134,130,576)				130,453,088

Costa Rica — 1.2% (Cost: $46,825,859)

Costa Rica Government International Bond

6.55% (1)	04/03/34		46,474,000	47,490,619

Dominican Republic — 3.3%

Dominican Republic International Bond

4.50% (1)	01/30/30		15,336,000	13,613,312

4.88% (1)	09/23/32		45,469,000	39,339,779

5.50% (1)	02/22/29		51,200,000	48,912,091

6.00% (2)	07/19/28		17,795,000	17,631,363

7.05% (1)	02/03/31		8,115,000	8,262,084

Total Dominican Republic

(Cost: $121,436,884)				127,758,629

See accompanying Notes to Financial Statements.

7

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

Ecuador — 1.2%

Ecuador Government International Bond

2.50% (1)	07/31/35		$35,159,699	$13,021,940

5.50% (2)	07/31/30		63,833,094	33,994,492

Total Ecuador

(Cost: $69,324,820)				47,016,432

Egypt — 1.4%

Egypt Government International Bond

7.05% (1)	01/15/32		42,087,000	23,417,207

7.30% (2)	09/30/33		60,416,000	32,793,805

Total Egypt

(Cost: $79,882,129)				56,211,012

El Salvador — 1.3%

El Salvador Government International Bond

6.38% (2)	01/18/27		38,314,000	24,325,559

7.12% (2)	01/20/50		30,650,000	15,057,235

8.25% (2)	04/10/32		18,820,000	10,750,926

Total El Salvador

(Cost: $68,115,383)				50,133,720

Gabon — 0.4% (Cost: $22,890,800)

Gabon Government International Bond

6.63% (2)	02/06/31		23,613,000	17,545,227

Guatemala — 0.2% (Cost: $8,256,675)

Banco Industrial S.A.

4.88% (U.S. 5-year Treasury Constant Maturity Rate + 4.442%) (1),(3)	01/29/31		8,400,000	7,858,200

Hungary — 4.1%

Hungary Government Bond

4.75%	11/24/32	HUF	2,575,400,000	6,111,911

Hungary Government International Bond

5.25% (1)	06/16/29		$36,225,000	35,958,529

5.50% (2)	06/16/34		34,548,000	33,981,413

6.13% (1)	05/22/28		20,970,000	21,775,248

6.75% (1)	09/25/52		30,840,000	32,131,348

Magyar Export-Import Bank Zrt

6.13% (1)	12/04/27		12,565,000	12,627,825

OTP Bank Nyrt

8.75% (U.S. 5 year Treasury Constant Maturity Rate + 5.060%) (2),(3)	05/15/33		15,395,000	15,014,743

Total Hungary

(Cost: $150,745,861)				157,601,017

Issues	Maturity Date	Principal Amount		Value

India — 0.8%

Greenko Power II, Ltd.

4.30% (2)	12/13/28		$10,791,500	$9,379,792

India Airport Infra

6.25% (2)	10/25/25		10,950,000	10,515,285

India Green Power Holdings

4.00% (2)	02/22/27		13,970,000	12,258,675

Total India

(Cost: $29,697,836)				32,153,752

Indonesia — 5.5%

Freeport Indonesia PT

5.32% (1)	04/14/32		39,270,000	37,989,798

6.20% (2)	04/14/52		23,075,000	21,422,830

Indonesia Asahan Aluminium Persero PT

4.75% (1)	05/15/25		39,540,000	39,231,588

5.45% (1)	05/15/30		49,136,000	49,253,927

Indonesia Government International Bond

5.25% (2)	01/17/42		21,511,000	21,885,883

5.65%	01/11/53		8,100,000	8,609,490

Indonesia Treasury Bond

7.00%	02/15/33	IDR	54,942,000,000	3,875,302

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara

4.88% (2)	07/17/49		$17,900,000	14,903,540

5.25% (2)	05/15/47		19,477,000	17,178,714

Total Indonesia

(Cost: $221,616,983)				214,351,072

Israel — 1.9%

Bank Leumi Le-Israel BM

7.13% (U.S. 5 year Treasury Constant Maturity Rate + 3.466%) (2)	07/18/33		17,555,000	17,117,442

Energean Israel Finance, Ltd.

4.88% (2)	03/30/26		21,490,700	19,905,761

5.38% (2)	03/30/28		10,230,000	9,173,957

5.88% (2)	03/30/31		19,007,000	16,615,919

Leviathan Bond, Ltd.

6.75% (2)	06/30/30		11,104,000	10,321,634

Total Israel

(Cost: $74,601,458)				73,134,713

Ivory Coast — 0.5% (Cost: $19,201,356)

Ivory Coast Government International Bond

4.88% (1)	01/30/32	EUR	24,535,000	20,596,060

See accompanying Notes to Financial Statements.

8

TCW Emerging Markets Income Fund

April 30, 2023

Issues	Maturity Date	Principal Amount	Value

Jordan — 1.3%

Jordan Government International Bond

4.95% (2)	07/07/25	$11,235,000	$10,844,527

7.50% (1)	01/13/29	13,050,000	13,092,315

7.75% (1)	01/15/28	25,720,000	26,266,550

Total Jordan

(Cost: $48,708,874)			50,203,392

Kazakhstan — 3.1%

KazMunayGas National Co. JSC

4.75% (1)	04/19/27	55,100,000	52,639,785

5.75% (2)	04/19/47	54,300,000	43,060,850

Tengizchevroil Finance Co. International, Ltd.

3.25% (2)	08/15/30	13,875,000	10,536,675

4.00% (2)	08/15/26	15,204,000	13,570,064

Total Kazakhstan

(Cost: $117,695,862)			119,807,374

Mexico — 8.2%

Banco Mercantil del Norte S.A.

7.50% (U.S. 10-year Treasury Constant Maturity Rate + 5.470%) (1),(3),(4)	06/27/29	11,244,000	9,979,837

BBVA Bancomer S.A.

5.13% (U.S. 5-year Treasury Constant Maturity Rate + 2.650%) (2),(3)	01/18/33	11,061,000	9,807,388

Cemex SAB de CV

5.13% (U.S. 5-year Treasury Constant Maturity Rate + 4.534%) (1),(3),(4)	06/08/26	21,993,000	19,501,193

Comision Federal de Electricidad

4.69% (1)	05/15/29	39,140,000	35,535,206

Electricidad Firme de Mexico Holdings SA de CV

4.90% (1)	11/20/26	17,998,000	15,917,431

Mexico Government International Bond

6.34%	05/04/53	19,325,000	19,958,988

6.35%	02/09/35	40,675,000	43,653,122

Petroleos Mexicanos

5.35%	02/12/28	51,174,000	42,611,694

6.49%	01/23/27	63,868,000	57,441,282

6.88%	08/04/26	38,102,000	36,072,070

United Mexican States

3.50%	02/12/34	32,703,000	28,168,091

Total Mexico

(Cost: $317,664,162)			318,646,302

Issues	Maturity Date	Principal Amount	Value

Morocco — 0.6%

Morocco Government International Bond

5.95% (1)	03/08/28	$11,125,000	$11,440,449

6.50% (1)	09/08/33	11,925,000	12,369,475

Total Morocco

(Cost: $22,831,512)			23,809,924

Mozambique — 0.2% (Cost: $6,792,050)

Mozambique International Bond

5.00% (2)	09/15/31	9,930,000	6,984,762

Nigeria — 1.8%

Nigeria Government International Bond

6.13% (1)	09/28/28	41,001,000	31,390,365

7.38% (2)	09/28/33	14,190,000	9,906,039

7.70% (1)	02/23/38	31,954,000	21,184,304

8.38% (2)	03/24/29	9,150,000	7,507,575

Total Nigeria

(Cost: $84,780,234)			69,988,283

Oman — 3.2%

Oman Government International Bond

4.75% (2)	06/15/26	20,900,000	20,555,673

5.38% (2)	03/08/27	15,400,000	15,381,328

6.00% (2)	08/01/29	38,010,000	38,930,982

6.50% (2)	03/08/47	26,200,000	24,669,985

6.75% (2)	01/17/48	25,650,000	24,893,389

Total Oman

(Cost: $122,399,865)			124,431,357

Pakistan — 0.6%

Pakistan Government International Bond

6.00% (1)	04/08/26	35,615,000	13,124,128

6.88% (2)	12/05/27	33,193,000	11,909,648

Total Pakistan

(Cost: $57,476,644)			25,033,776

Panama — 3.6%

Multibank, Inc.

7.75% (1)	02/03/28	3,583,000	3,599,124

Panama Government International Bond

3.16%	01/23/30	12,628,000	11,203,562

4.50%	04/16/50	70,330,000	55,253,006

6.40%	02/14/35	66,451,000	70,492,305

Total Panama

(Cost: $138,332,375)			140,547,997

Paraguay — 0.3% (Cost: $12,009,559)

Paraguay Government International Bond

3.85% (2)	06/28/33	14,315,000	12,544,664

See accompanying Notes to Financial Statements.

9

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

Peru — 1.7%

Peruvian Government International Bond

2.78%	01/23/31		$44,520,000	$38,667,289

3.00%	01/15/34		33,634,000	28,236,500

Total Peru

(Cost: $65,826,885)				66,903,789

Philippines — 2.7%

Philippine Government International Bond

3.20%	07/06/46		26,324,000	20,032,564

3.56%	09/29/32		37,245,000	34,920,912

4.20%	03/29/47		13,000,000	11,563,500

5.00%	07/17/33		23,785,000	24,638,882

5.95%	10/13/47		11,585,000	12,778,220

Total Philippines

(Cost: $103,519,196)				103,934,078

Poland — 2.0%

Republic of Poland Government Bond

1.75%	04/25/32	PLN	33,996,000	5,915,197

Republic of Poland Government International Bond

4.88%	10/04/33		$39,315,000	40,026,602

5.50%	04/04/53		30,448,000	31,650,696

Total Poland

(Cost: $75,736,485)				77,592,495

Qatar — 3.0%

Qatar Energy

2.25% (2)	07/12/31		23,620,000	20,447,834

3.13% (1)	07/12/41		71,641,000	56,642,957

3.30% (2)	07/12/51		17,810,000	13,507,104

Qatar Government International Bond

4.40% (2)	04/16/50		17,436,000	16,424,712

5.75% (2)	01/20/42		7,700,000	8,624,962

Total Qatar

(Cost: $114,232,627)				115,647,569

Romania — 3.4%

Romanian Government International Bond

6.00% (1)	05/25/34		24,060,000	23,948,362

6.63% (1)	02/17/28		38,318,000	39,917,585

7.13% (1)	01/17/33		32,690,000	35,063,294

7.63% (1)	01/17/53		29,028,000	31,387,976

Total Romania

(Cost: $122,964,378)				130,317,217

Saudi Arabia — 5.9%

Gaci First Investment Co.

4.88% (2)	02/14/35		27,371,000	27,165,718

5.13% (2)	02/14/53		8,100,000	7,585,184

5.38% (2)	10/13/22		84,490,000	79,944,649

Issues	Maturity Date	Principal Amount		Value

Saudi Arabia (Continued)

Greensaif Pipelines Bidco Sarl

6.13% (1)	02/23/38		$45,010,000	$47,367,371

6.51% (1)	02/23/42		46,475,000	49,701,381

Saudi Government International Bond

5.00% (2)	01/18/53		16,950,000	16,141,485

Total Saudi Arabia

(Cost: $226,234,104)				227,905,788

Senegal — 0.2% (Cost: $7,777,987)

Senegal Government International Bond

5.38% (1)	06/08/37	EUR	12,919,000	9,098,098

South Africa — 2.9%

Eskom Holdings SOC, Ltd.

6.35% (2)	08/10/28		$43,290,000	40,952,340

8.45% (2)	08/10/28		18,222,000	17,571,475

Republic of South Africa Government International Bond

4.85%	09/30/29		23,645,000	21,301,603

Sasol Financing USA LLC

8.75% (1)	05/03/29		11,210,000	11,266,050

South Africa Government Bond

8.88%	02/28/35	ZAR	81,125,014	3,725,971

Transnet SOC, Ltd.

8.25% (1)	02/06/28		$16,690,000	16,581,515

Total South Africa

(Cost: $110,674,431)				111,398,954

South Korea — 2.3%

Hyundai Capital America

5.50% (1)	03/30/26		23,056,000	23,162,058

5.60% (1)	03/30/28		34,424,000	34,775,639

POSCO

5.75% (1)	01/17/28		17,270,000	17,940,877

SK Hynix, Inc.

6.38% (1)	01/17/28		14,370,000	14,450,759

Total South Korea

(Cost: $88,932,143)				90,329,333

Sri Lanka — 0.3% (Cost: $28,247,537)

Sri Lanka Government International Bond

6.75% (2),(5)	04/18/28		36,568,000	12,246,623

Tunisia — 0.4% (Cost: $20,077,824)

Tunisian Republic

5.75% (2)	01/30/25		27,574,000	14,363,297

Turkey — 5.4%

Turkey Government International Bond

5.88%	06/26/31		27,125,000	22,690,063

9.13%	07/13/30		17,150,000	17,187,730

See accompanying Notes to Financial Statements.

10

TCW Emerging Markets Income Fund

April 30, 2023

Issues	Maturity Date	Principal Amount	Value

Turkey (Continued)

9.38%	03/14/29	$19,925,000	$20,153,365

9.38%	01/19/33	69,550,000	70,523,700

9.88%	01/15/28	76,165,000	78,929,790

Total Turkey

(Cost: $210,188,396)			209,484,648

United Arab Emirates — 3.4%

Abu Dhabi Government International Bond

3.00% (2)	09/15/51	29,250,000	21,558,639

Finance Department Government of Sharjah

6.50% (1)	11/23/32	32,035,000	33,332,418

Galaxy Pipeline Assets Bidco, Ltd.

2.63% (1)	03/31/36	44,326,000	36,663,227

2.94% (1)	09/30/40	23,689,259	19,482,534

UAE International Government Bond

4.95% (2)	07/07/52	19,250,000	19,514,206

Total United Arab Emirates

(Cost: $133,540,679)			130,551,024

Uruguay — 1.5% (Cost: $55,512,441)

Uruguay Government International Bond

5.10%	06/18/50	55,672,000	57,125,039

Venezuela — 0.5%

Venezuela Government International Bond

8.25% (2),(5),(6)	10/13/24	60,057,200	6,306,006

Issues	Maturity Date	Principal Amount	Value

Venezuela (Continued)

9.25% (5),(6)	09/15/27	$60,955,000	$6,400,275

9.25% (2),(5),(6)	05/07/28	49,048,000	5,150,040

Total Venezuela

(Cost: $55,533,009)			17,856,321

Total Fixed Income Securities

(Cost: $3,943,482,207)			3,773,375,735

		Shares

MONEY MARKET INVESTMENTS (2.9% )

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.76% (7)		110,658,902	110,658,902

Total Money Market Investments

(Cost: $110,658,902)			110,658,902

Total Investments (100.0%)

(Cost: $4,054,141,109)			3,884,034,637

Excess Of Other Assets Over Liabilities (0.0%)			545,103

Total Net Assets (100.0%)			$3,884,579,740

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (8)
Barclays Capital	EUR	21,080,000	06/20/23	$22,799,960	$23,336,081	$536,121
Citibank N.A.	THB	130,901,127	07/18/23	3,863,088	3,862,199	(889)
Citibank N.A.	ZAR	343,672,640	05/17/23	18,812,823	18,772,782	(40,041)
Goldman Sachs & Co.	EUR	48,755,000	06/20/23	54,071,245	53,972,988	(98,257)
Goldman Sachs & Co.	MXN	105,767,214	07/18/23	5,751,727	5,773,573	21,846
JP Morgan Chase Bank	EUR	2,650,000	06/20/23	2,908,685	2,933,615	24,930
Standard Chartered Bank	EUR	2,450,000	06/20/23	2,684,827	2,712,210	27,383

				$110,892,355	$111,363,448	$471,093

SELL (9)
Goldman Sachs & Co.	EUR	74,935,000	06/20/23	$79,898,694	$82,954,894	$(3,056,200)
JP Morgan Chase Bank	ZAR	343,672,640	05/17/23	18,880,000	18,772,782	107,218

				$98,778,694	$101,727,676	$(2,948,982)

See accompanying Notes to Financial Statements.

11

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Notes to the Schedule of Investments:

BRL	Brazilian Real.
COP	Colombian Peso.
EUR	Euro Currency.
IDR	Indonesian Rupiah.
MXN	Mexican Peso.
USD	U.S. Dollar.
ZAR	South African Rand.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2023, the value of these securities amounted to $1,484,734,013 or 38.2% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2023, the value of these securities amounted to $1,074,974,457 or 27.7% of net assets.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2023.
(4)	Perpetual maturity.
(5)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(7)	Rate disclosed is the 7-day net yield as of April 30, 2023.
(8)	Fund buys foreign currency, sells U.S. Dollar.
(9)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying Notes to Financial Statements.

12

TCW Emerging Markets Income Fund

Investments by Sector (Unaudited)	April 30, 2023

Sector	Percentage of Net Assets
Auto Manufacturers	1.5%
Banks	1.9
Building Materials	0.5
Chemicals	0.3
Electric	4.1
Energy-Alternate Sources	0.6
Engineering & Construction	0.3
Foreign Government Bonds	60.6
Investment Companies	3.0
Iron & Steel	0.7
Media	0.4
Mining	4.8
Oil & Gas	12.3
Pipelines	4.3
Retail	0.6
Semiconductors	0.4
Transportation	0.9
Money Market Investments	2.8

Total	100.0%

See accompanying Notes to Financial Statements.

13

TCW Emerging Markets Income Fund

Fair Valuation Summary (Unaudited)	April 30, 2023

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Auto Manufacturers	$—	$57,937,696	$—	$57,937,696
Banks	—	74,779,822	—	74,779,822
Building Materials	—	19,501,193	—	19,501,193
Chemicals	—	11,266,050	—	11,266,050
Electric	—	160,874,748	—	160,874,748
Energy-Alternate Sources	—	21,638,467	—	21,638,467
Engineering & Construction	—	10,515,285	—	10,515,285
Foreign Government Bonds	—	2,335,385,893	17,856,321	2,353,242,214
Investment Companies	—	114,695,551	—	114,695,551
Iron & Steel	—	28,259,579	—	28,259,579
Media	—	15,708,019	—	15,708,019
Mining	—	185,583,039	—	185,583,039
Oil & Gas	—	476,395,110	—	476,395,110
Pipelines	—	167,597,548	—	167,597,548
Retail	—	24,414,898	—	24,414,898
Semiconductors	—	14,450,759	—	14,450,759
Transportation	—	36,515,757	—	36,515,757

Total Fixed Income Securities	—	3,755,519,414	17,856,321	3,773,375,735

Money Market Investments	110,658,902	—	—	110,658,902

Total Investments	$110,658,902	$3,755,519,414	$17,856,321	$3,884,034,637

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	717,498	—	717,498

Total	$110,658,902	$3,756,236,912	$17,856,321	$3,884,752,135

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(3,195,387)	$—	$(3,195,387)

Total	$—	$(3,195,387)	$—	$(3,195,387)

See accompanying Notes to Financial Statements.

14

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	April 30, 2023

Issues	Maturity Date	Principal Amount		Value

FIXED INCOME SECURITIES — 97.1% of Net Assets

Brazil — 10.1%

Brazil Letras do Tesouro Nacional

0.00% (1)	01/01/24	BRL	5,710,000	$1,050,230

Brazil Notas do Tesouro Nacional, Series F

10.00%	01/01/25	BRL	29,567,000	5,730,805

10.00%	01/01/27	BRL	22,147,000	4,200,653

10.00%	01/01/29	BRL	22,853,000	4,198,902

10.00%	01/01/31	BRL	2,262,000	419,799

Total Brazil

(Cost: $14,916,743)				15,600,389

Chile — 2.2%

Bonos de la Tesoreria de la Republica en pesos

2.50%	03/01/25	CLP	120,000,000	137,735

4.50%	03/01/26	CLP	655,000,000	775,020

4.70% (2)	09/01/30	CLP	1,295,000,000	1,540,977

5.00% (2)	10/01/28	CLP	370,000,000	445,522

5.00%	03/01/35	CLP	435,000,000	524,385

Total Chile

(Cost: $3,162,751)				3,423,639

China — 4.3%

Agricultural Development Bank of China

2.25%	04/22/25	CNY	8,620,000	1,236,841

China Government Bond

2.75%	06/15/29	CNY	11,460,000	1,656,561

3.27%	11/19/30	CNY	24,600,000	3,698,974

Total China

(Cost: $6,646,515)				6,592,376

Colombia — 3.6%

Colombian TES

5.75%	11/03/27	COP	5,810,100,000	1,010,214

Colombian TES (Treasury) Bond, Series B

6.00%	04/28/28	COP	4,960,700,000	856,992

7.00%	06/30/32	COP	7,418,400,000	1,176,051

7.50%	08/26/26	COP	6,743,300,000	1,301,669

7.75%	09/18/30	COP	6,485,300,000	1,134,569

Total Colombia

(Cost: $6,839,064)				5,479,495

Czech Republic — 5.5%

Czech Republic Government Bond

0.95% (2)	05/15/30	CZK	19,490,000	715,712

1.00% (2)	06/26/26	CZK	24,630,000	1,024,023

1.25%	02/14/25	CZK	6,440,000	281,968

1.75%	06/23/32	CZK	61,430,000	2,288,156

2.00%	10/13/33	CZK	30,900,000	1,148,797

2.40% (2)	09/17/25	CZK	12,100,000	532,344

3.50%	05/30/35	CZK	10,820,000	459,241

Issues	Maturity Date	Principal Amount		Value

Czech Republic (Continued)

5.50%	12/12/28	CZK	41,720,000	$2,041,064

Total Czech Republic

(Cost: $8,387,208)				8,491,305

Hungary — 7.2%

Hungary Government Bond

1.00%	11/26/25	HUF	166,480,000	391,032

2.50%	10/24/24	HUF	1,201,010,000	3,089,803

2.75%	12/22/26	HUF	183,000,000	430,357

3.00%	06/26/24	HUF	1,181,580,000	3,129,665

3.00%	10/27/27	HUF	139,470,000	322,643

3.25%	10/22/31	HUF	217,910,000	466,993

4.75%	11/24/32	HUF	1,358,650,000	3,224,333

Total Hungary

(Cost: $10,347,265)				11,054,826

Indonesia — 10.4%

Indonesia Treasury Bond

6.13%	05/15/28	IDR	56,324,000,000	3,818,552

6.38%	04/15/32	IDR	22,066,000,000	1,489,117

7.00%	09/15/30	IDR	36,103,000,000	2,532,267

7.00%	02/15/33	IDR	11,511,000,000	811,922

7.50%	08/15/32	IDR	29,589,000,000	2,134,714

7.50%	06/15/35	IDR	5,097,000,000	367,224

8.38%	09/15/26	IDR	21,483,000,000	1,560,629

8.38%	03/15/34	IDR	10,669,000,000	820,066

9.00%	03/15/29	IDR	31,593,000,000	2,423,024

Total Indonesia

(Cost: $15,097,302)				15,957,515

Malaysia — 9.7%

Malaysia Government Bond

3.58%	07/15/32	MYR	16,851,000	3,741,183

3.73%	06/15/28	MYR	7,552,000	1,711,538

3.76%	05/22/40	MYR	3,750,000	806,328

3.89%	08/15/29	MYR	10,965,000	2,490,202

3.90%	11/16/27	MYR	9,010,000	2,059,342

3.90%	11/30/26	MYR	4,400,000	1,004,291

3.96%	09/15/25	MYR	6,482,000	1,478,777

4.76%	04/07/37	MYR	3,313,000	806,618

Malaysia Government Investment Issue

3.47%	10/15/30	MYR	3,583,000	787,609

Total Malaysia

(Cost: $14,718,828)				14,885,888

Mexico — 11.0%

Mexico Government Bond (BONOS)

5.00%	03/06/25	MXN	45,938,600	2,318,856

5.75%	03/05/26	MXN	54,645,000	2,743,383

7.75%	05/29/31	MXN	54,000,000	2,811,344

See accompanying Notes to Financial Statements.

15

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

Mexico (Continued)

8.50%	05/31/29	MXN	63,899,500	$3,489,340

8.50%	11/18/38	MXN	48,784,800	2,567,902

10.00%	12/05/24	MXN	33,760,500	1,850,641

10.00%	11/20/36	MXN	18,340,500	1,112,666

Total Mexico

(Cost: $16,239,378)				16,894,132

Peru — 1.5%

Peruvian Government International Bond

6.15%	08/12/32	PEN	3,954,000	977,437

6.90% (2)	08/12/37	PEN	3,176,000	808,737

6.95% (2)	08/12/31	PEN	2,136,000	561,811

Total Peru

(Cost: $2,471,295)				2,347,985

Poland — 6.3%

Republic of Poland Government Bond

0.75%	04/25/25	PLN	6,749,000	1,476,176

1.25%	10/25/30	PLN	8,633,000	1,516,137

2.25%	10/25/24	PLN	10,914,000	2,501,974

2.50%	07/25/26	PLN	11,554,000	2,511,001

2.50%	07/25/27	PLN	3,942,000	832,005

2.75%	10/25/29	PLN	4,301,000	867,694

Total Poland

(Cost: $9,222,130)				9,704,987

Romania — 3.8%

Romania Government Bond

3.25%	06/24/26	RON	7,680,000	1,546,715

3.25%	04/29/24	RON	4,165,000	906,061

4.15%	01/26/28	RON	7,895,000	1,566,500

4.25%	06/28/23	RON	485,000	108,285

4.75%	02/24/25	RON	2,275,000	493,978

6.70%	02/25/32	RON	5,745,000	1,235,767

Total Romania

(Cost: $6,002,627)				5,857,306

South Africa — 10.6%

Republic of South Africa Government International Bond

11.63%	03/31/53	ZAR	41,150,749	2,193,172

South Africa Government Bond

6.25%	03/31/36	ZAR	62,402,550	2,238,932

7.00%	02/28/31	ZAR	53,010,519	2,350,192

8.00%	01/31/30	ZAR	39,949,289	1,957,404

8.25%	03/31/32	ZAR	48,856,308	2,276,109

8.50%	01/31/37	ZAR	50,791,852	2,184,880

8.88%	02/28/35	ZAR	46,511,363	2,136,209

10.50%	12/21/26	ZAR	16,160,000	929,186

Total South Africa

(Cost: $19,417,224)				16,266,084

Issues	Maturity Date	Principal Amount		Value

Thailand — 8.9%

Thailand Government Bond

0.75%	06/17/24	THB	13,248,000	$383,585

1.59%	12/17/35	THB	74,606,000	1,937,931

1.60%	12/17/29	THB	51,440,000	1,442,861

2.00%	12/17/31	THB	130,130,000	3,688,493

2.13%	12/17/26	THB	47,859,000	1,406,136

2.88%	12/17/28	THB	104,423,000	3,165,506

3.30%	06/17/38	THB	12,905,000	397,755

3.35%	06/17/33	THB	28,130,000	883,246

3.78%	06/25/32	THB	9,857,000	318,969

Total Thailand

(Cost: $13,630,693)				13,624,482

Turkey — 2.0% (Cost: $3,058,206)

Turkey Government International Bond

9.38%	03/14/29		$3,000,000	3,034,384

Total Fixed Income Securities

(Cost: $150,157,229)				149,214,793

		Shares

MONEY MARKET INVESTMENTS — 0.1%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.76% (3)			101,119	101,119

Total Money Market Investments

(Cost: $101,119)				101,119

Total Investments (97.2%)

(Cost: $150,258,348)				149,315,912

Excess Of Other Assets Over Liabilities (2.8%)				4,227,129

Total Net Assets (100.0%)				$153,543,041

See accompanying Notes to Financial Statements.

16

TCW Emerging Markets Local Currency Income Fund

April 30, 2023

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (4)
Bank of America	CLP	588,552,250	06/05/23	$715,000	$730,372	$15,372
Bank of America	IDR	32,777,189,764	06/06/23	2,096,801	2,232,423	135,622
Bank of America	KRW	3,028,750,980	07/10/23	2,311,199	2,272,101	(39,098)
Bank of America	PEN	4,206,400	05/30/23	1,100,000	1,132,306	32,306
Barclays Capital	CNH	30,167,584	07/12/23	4,415,357	4,381,293	(34,064)
Barclays Capital	IDR	9,317,516,118	06/06/23	594,571	634,607	40,036
BNP Paribas S.A.	CLP	181,154,380	06/05/23	220,000	224,806	4,806
BNP Paribas S.A.	CNH	2,529,931	07/12/23	369,700	367,427	(2,273)
BNP Paribas S.A.	CZK	44,796,707	05/09/23	2,035,132	2,105,653	70,521
BNP Paribas S.A.	PLN	7,131,586	06/06/23	1,600,445	1,715,415	114,970
Citibank N.A.	KRW	2,004,383,800	07/10/23	1,545,400	1,503,644	(41,756)
JP Morgan Chase Bank	CNH	26,347,451	07/12/23	3,854,602	3,826,488	(28,114)
JP Morgan Chase Bank	IDR	7,689,375,600	06/06/23	486,300	523,716	37,416
JP Morgan Chase Bank	THB	80,373,931	07/07/23	2,365,679	2,368,867	3,188

				$23,710,186	$24,019,118	$308,932

SELL (5)
Barclays Capital	THB	21,105,568	07/07/23	$616,900	$622,046	$(5,146)
BNP Paribas S.A.	CZK	7,870,005	05/09/23	350,854	369,927	(19,073)
Goldman Sachs & Co.	CNH	26,481,287	07/12/23	3,836,700	3,845,925	(9,225)
Goldman Sachs & Co.	CZK	8,014,718	05/09/23	352,652	376,729	(24,077)
ING Baring (U.S.) Capital Markets	CZK	14,463,684	05/09/23	641,810	679,860	(38,050)
JP Morgan Chase Bank	CZK	14,448,300	05/09/23	635,481	679,137	(43,656)
JP Morgan Chase Bank	IDR	11,611,628,573	06/06/23	768,371	790,857	(22,486)
Standard Chartered Bank	IDR	38,172,452,909	06/06/23	2,554,196	2,599,889	(45,693)

				$9,756,964	$9,964,370	$(207,406)

See accompanying Notes to Financial Statements.

17

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited) (Continued)

Notes to the Schedule of Investments:

BRL	Brazilian Real.
CLP	Chilean Peso.
CNH	Chinese Yuan Renminbi.
CNY	Chinese Yuan.
COP	Colombian Peso.
CZK	Czech Koruna.
HUF	Hungarian Forint.
IDR	Indonesian Rupiah.
KRW	South Korean Won.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.
PEN	Peruvian Nuevo Sol.
PLN	Polish Zloty.
RON	Romanian New Leu.
THB	Thai Baht.
TWD	Taiwan Dollar.
ZAR	South African Rand.
(1)	Security is not accruing interest.
(2)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2023, the value of these securities amounted to $5,629,126 or 3.7% of net assets.
(3)	Rate disclosed is the 7-day net yield as of April 30, 2023.
(4)	Fund buys foreign currency, sells U.S. Dollar.
(5)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying Notes to Financial Statements.

18

TCW Emerging Markets Local Currency Income Fund

Investments by Sector (Unaudited)	April 30, 2023

Sector	Percentage of Net Assets
Banks	0.8%
Foreign Government Bonds	96.3
Money Market Investments	0.1

Total	97.2%

See accompanying Notes to Financial Statements.

19

TCW Emerging Markets Local Currency Income Fund

Fair Valuation Summary (Unaudited)	April 30, 2023

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Banks	$—	$1,236,841	$—	$1,236,841
Foreign Government Bonds	—	147,977,952	—	147,977,952

Total Fixed Income Securities	—	149,214,793	—	149,214,793

Money Market Fund	101,119	—	—	101,119

Total Investments	$101,119	$149,214,793	$—	$149,315,912

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	454,238	—	454,238

Total	$101,119	$149,669,031	$—	$149,770,150

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(352,712)	$—	$(352,712)

Total	$—	$(352,712)	$—	$(352,712)

See accompanying Notes to Financial Statements.

20

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	April 30, 2023

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 44.4% of Net Assets

Angola — 0.7% (Cost: $301,675)

Angolan Government International Bond

8.75% (1)	04/14/32	$300,000	$249,736

Argentina — 0.6%

Argentine Republic Government International Bond

3.50%	07/09/41	421,094	106,495

3.88%	01/09/38	346,364	96,022

Total Argentina

(Cost: $290,348)			202,517

Bahrain — 1.0%

Bahrain Government International Bond

5.25% (1)	01/25/33	200,000	173,600

7.75% (1)	04/18/35	200,000	201,500

Total Bahrain

(Cost: $376,300)			375,100

Brazil — 1.0%

Brazilian Government International Bond

6.00%	10/20/33	200,000	196,828

Globo Communicacoes Part

5.50% (1)	01/14/32	200,000	160,229

Total Brazil

(Cost: $393,865)			357,057

Chile — 1.7%

Chile Government International Bond

3.50%	01/31/34	450,000	408,825

Corp Nacional del Cobre de Chile

5.13% (2)	02/02/33	200,000	202,875

Total Chile

(Cost: $585,183)			611,700

Colombia — 1.5%

Colombia Government International Bond

7.38%	09/18/37	300,000	280,170

Ecopetrol S.A.

8.88%	01/13/33	$95,000	92,150

Gran Tierra Energy, Inc.

7.75% (2)	05/23/27	200,000	152,460

Total Colombia

(Cost: $557,876)			524,780

Costa Rica — 0.6% (Cost: $201,393)

Costa Rica Government International Bond

6.55% (1)	04/03/34	200,000	204,375

Dominican Republic — 1.1%

Dominican Republic International Bond

4.50% (1)	01/30/30	150,000	133,151

Issues	Maturity Date	Principal Amount	Value

Dominican Republic (Continued)

4.88% (1)	09/23/32	$150,000	$129,780

5.50% (1)	02/22/29	150,000	143,297

Total Dominican Republic

(Cost: $388,971)			406,228

Ecuador — 0.6%

Ecuador Government International Bond

2.50% (1)	07/31/35	145,458	53,873

5.50% (2)	07/31/30	308,233	164,150

Total Ecuador

(Cost: $360,156)			218,023

Egypt — 0.7% (Cost: $346,561)

Egypt Government International Bond

7.30% (2)	09/30/33	475,000	257,830

El Salvador — 0.8%

El Salvador Government International Bond

6.38% (2)	01/18/27	135,000	85,711

7.12% (2)	01/20/50	300,000	147,379

8.25% (2)	04/10/32	95,000	54,269

Total El Salvador

(Cost: $347,639)			287,359

Gabon — 0.4% (Cost: $185,517)

Gabon Government International Bond

6.63% (2)	02/06/31	200,000	148,607

Hungary — 1.1%

Hungary Government International Bond

5.25% (1)	06/16/29	200,000	198,529

6.13% (1)	05/22/28	200,000	207,680

Total Hungary

(Cost: $396,140)			406,209

India — 1.1%

Greenko Power II, Ltd.

4.30% (2)	12/13/28	191,000	166,014

India Airport Infra

6.25% (2)	10/25/25	250,000	240,075

Total India

(Cost: $382,808)			406,089

Indonesia — 2.6%

Freeport Indonesia PT

6.20% (2)	04/14/52	200,000	185,680

Indonesia Asahan Aluminium Persero PT

5.45% (1)	05/15/30	200,000	200,480

Perusahaan Penerbit SBSN Indonesia III

2.55% (2)	06/09/31	200,000	175,819

4.40% (1)	06/06/27	200,000	200,806

See accompanying Notes to Financial Statements.

21

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

Indonesia (Continued)

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara

4.88% (2)	07/17/49		$200,000	$166,520

Total Indonesia

(Cost: $951,892)				929,305

Israel — 1.1%

Bank Leumi Le-Israel BM

7.13% (U.S. 5-year Treasury Constant Maturity Rate + 3.466%) (2),(3)	07/18/33		200,000	195,015

Energean Israel Finance, Ltd.

4.88% (2)	03/30/26		189,300	175,339

5.38% (2)	03/30/28		45,000	40,355

Total Israel

(Cost: $415,571)				410,709

Ivory Coast — 0.2% (Cost: $78,866)

Ivory Coast Government International Bond

4.88% (1)	01/30/32	EUR	100,000	83,946

Jordan — 0.6% (Cost: $194,767)

Jordan Government International Bond

7.75% (1)	01/15/28		$200,000	204,250

Kazakhstan — 1.4%

KazMunayGas National Co. JSC

4.75% (1)	04/19/27		200,000	191,070

5.75% (2)	04/19/47		200,000	158,603

Tengizchevroil Finance Co. International, Ltd.

3.25% (2)	08/15/30		200,000	151,880

Total Kazakhstan

(Cost: $502,294)				501,553

Mexico — 4.4%

Banco Mercantil del Norte S.A.

7.50% (U.S. 10-year Treasury Constant Maturity Rate + 5.470%) (1),(3),(4)	06/27/29		200,000	177,514

Cemex SAB de CV

5.13% (U.S. 5-year Treasury Constant Maturity Rate + 4.534%) (1),(3),(4)	06/08/26		200,000	177,340

Comision Federal de Electricidad

4.69% (1)	05/15/29		200,000	181,580

Electricidad Firme de Mexico Holdings SA de CV

4.90% (1)	11/20/26		200,000	176,880

Mexico Government International Bond

6.34%	05/04/53		200,000	206,561

Petroleos Mexicanos

5.35%	02/12/28		207,000	172,365

Issues	Maturity Date	Principal Amount	Value

Mexico (Continued)

6.49%	01/23/27	$335,000	$301,291

6.88%	08/04/26	210,000	198,812

Total Mexico

(Cost: $1,690,211)			1,592,343

Morocco — 0.6% (Cost: $197,710)

Morocco Government International Bond

5.95% (1)	03/08/28	200,000	205,671

Nigeria — 0.9% (Cost: $392,400)

Nigeria Government International Bond

6.13% (1)	09/28/28	400,000	306,240

Oman — 1.6%

Oman Government International Bond

6.00% (2)	08/01/29	200,000	204,846

6.50% (2)	03/08/47	200,000	188,321

6.75% (2)	01/17/48	200,000	194,100

Total Oman

(Cost: $568,140)			587,267

Pakistan — 0.2% (Cost: $240,450)

Pakistan Government International Bond

6.88% (2)	12/05/27	235,000	84,318

Panama — 2.1%

Panama Government International Bond

2.25%	09/29/32	200,000	155,101

4.50%	04/16/50	200,000	157,125

6.40%	02/14/35	400,000	424,327

Total Panama

(Cost: $707,383)			736,553

Peru — 0.8%

Peruvian Government International Bond

2.78%	01/23/31	45,000	39,084

3.00%	01/15/34	280,000	235,066

Total Peru

(Cost: $270,388)			274,150

Philippines — 1.6%

Philippine Government International Bond

3.20%	07/06/46	200,000	152,200

3.56%	09/29/32	200,000	187,520

5.95%	10/13/47	200,000	220,599

Total Philippines

(Cost: $529,244)			560,319

See accompanying Notes to Financial Statements.

22

TCW Emerging Markets Multi-Asset Opportunities Fund

April 30, 2023

Issues	Maturity Date	Principal Amount		Value

Poland — 0.4%

Republic of Poland Government International Bond

4.88%	10/04/33		$130,000	$132,353

5.50%	04/04/53		25,000	25,988

Total Poland

(Cost: $154,932)				158,341

Qatar — 1.5%

Qatar Energy

2.25% (2)	07/12/31		430,000	372,251

3.13% (1)	07/12/41		200,000	158,130

Total Qatar

(Cost: $503,629)				530,381

Romania — 1.5%

Romanian Government International Bond

6.00% (1)	05/25/34		70,000	69,675

6.63% (1)	02/17/28		124,000	129,176

7.13% (1)	01/17/33		200,000	214,520

7.63% (1)	01/17/53		116,000	125,431

Total Romania

(Cost: $507,728)				538,802

Saudi Arabia — 2.2%

Gaci First Investment Co.

5.13% (2)	02/14/53		200,000	187,289

5.38% (2)	10/13/22		200,000	189,240

Greensaif Pipelines Bidco Sarl

6.13% (1)	02/23/38		400,000	420,950

Total Saudi Arabia

(Cost: $772,864)				797,479

Senegal — 0.2% (Cost: $60,230)

Senegal Government International Bond

5.38% (1)	06/08/37	EUR	100,000	70,424

South Africa — 1.7%

Eskom Holdings SOC, Ltd.

8.45% (2)	08/10/28		$200,000	192,860

Sasol Financing USA LLC

8.75% (1)	05/03/29		200,000	201,000

Transnet SOC, Ltd.

8.25% (1)	02/06/28		200,000	198,700

Total South Africa

(Cost: $567,265)				592,560

South Korea — 1.4%

Hyundai Capital America

5.50% (1)	03/30/26		120,000	120,552

5.60% (1)	03/30/28		180,000	181,839

Issues	Maturity Date	Principal Amount	Value

South Korea (Continued)

POSCO

5.75% (1)	01/17/28	$200,000	$207,769

Total South Korea

(Cost: $501,733)			510,160

Tunisia — 0.3% (Cost: $153,767)

Tunisian Republic

5.75% (2)	01/30/25	200,000	104,180

Turkey — 2.4%

Turkey Government International Bond

9.38%	03/14/29	200,000	202,292

9.38%	01/19/33	250,000	253,500

9.88%	01/15/28	400,000	414,520

Total Turkey

(Cost: $847,759)			870,312

United Arab Emirates — 1.0%

Finance Department Government of Sharjah

6.50% (1)	11/23/32	200,000	208,100

Galaxy Pipeline Assets Bidco, Ltd.

2.63% (1)	03/31/36	200,000	165,425

Total United Arab Emirates

(Cost: $350,668)			373,525

Uruguay — 0.4% (Cost: $153,737)

Uruguay Government International Bond

5.10%	06/18/50	155,000	159,045

Venezuela — 0.4%

Venezuela Government International Bond

9.25% (5),(6)	09/15/27	550,000	57,750

9.25% (2),(5),(6)	05/07/28	787,000	82,635

Total Venezuela

(Cost: $413,469)			140,385

Total Fixed Income Securities

(Cost: $16,841,529)			15,977,828

		Shares

COMMON STOCK — 52.4%

Argentina — 2.2% (Cost: $443,017)

MercadoLibre, Inc. (7)		620	792,044

Brazil — 1.0% (Cost: $332,126)

Tres Tentos Agroindustrial S.A.		165,500	358,931

China — 22.9%

Beijing Shougang Co., Ltd.		520,000	277,705

BYD Co., Ltd. — Class H		6,505	197,266

China Green Electricity Investment of Tianjin Co., Ltd.		160,000	269,797

Chinese Universe Publishing and Media Group Co., Ltd.		106,314	274,064

See accompanying Notes to Financial Statements.

23

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Shares	Value

China (Continued)

Contemporary Amperex Technology Co., Ltd. — Class A	17,611	$589,310

Daqin Railway Co., Ltd.	260,000	289,224

FAW Jiefang Group Co., Ltd.	230,000	270,229

Galaxy Entertainment Group, Ltd. (7)	119,500	850,489

Jardine Matheson Holdings, Ltd.	5,700	274,740

Jiangsu Pacific Quartz Co., Ltd.	23,000	394,553

Jizhong Energy Resources Co., Ltd. — Class A	280,000	299,688

Kingsoft Corp., Ltd.	56,000	246,153

Perfect World Co., Ltd.	95,000	300,569

Ping An Insurance Group Co. of China, Ltd. — Class H	141,200	1,030,095

Shan Xi Hua Yang Group New Energy Co., Ltd.	140,000	282,902

Sinotrans, Ltd.	800,000	276,182

Sinotruk Hong Kong, Ltd.	180,000	273,787

Swire Pacific, Ltd.	35,000	277,825

TangShan Port Group Co., Ltd.	509,970	290,751

Xinte Energy Co., Ltd.	115,000	283,035

Yifeng Pharmacy Chain Co., Ltd.	63,507	457,524

Youngy Co., Ltd. (7)	26,000	264,571

Zhuhai Huafa Properties Co., Ltd.	170,000	260,726

Total China

(Cost: $8,011,839)		8,231,185

France — 1.9% (Cost: $198,360)

Hermes International	310	674,316

India — 5.7%

Apollo Hospitals Enterprise, Ltd.	4,600	254,989

Aurobindo Pharma, Ltd.	36,000	270,540

Avenue Supermarts, Ltd. (7)	9,505	409,621

Hindustan Aeronautics, Ltd.	8,000	285,253

KPIT Technologies, Ltd.	38,000	427,108

Persistent Systems, Ltd.	7,100	412,733

Total India

(Cost: $1,843,385)		2,060,244

Poland — 0.6% (Cost: $140,806)

Dino Polska S.A. (7)	2,240	229,136

Russia — 0.0%

Magnitogorsk Iron & Steel Works PJSC (6),(7)	580,000	660

Yandex NV (6),(7)	24,400	1,100

Total Russia

(Cost: $1,370,247)		1,760

Singapore — 0.8% (Cost: $290,701)

Yangzijiang Shipbuilding Holdings, Ltd.	300,000	279,803

South Africa — 2.2%

Aspen Pharmacare Holdings, Ltd.	28,000	279,942

Issues	Shares	Value

South Africa (Continued)

Clicks Group, Ltd.	34,500	$504,450

Total South Africa

(Cost: $959,153)		784,392

South Korea — 2.6%

CJ Corp.	4,000	273,883

Hanwha Aerospace Co., Ltd.	3,800	292,415

Samsung SDI Co., Ltd.	700	363,280

Total South Korea

(Cost: $955,254)		929,578

Switzerland — 0.8% (Cost: $281,782)

Cie Financiere Richemont S.A.	1,700	280,367

Taiwan — 8.9%

Alchip Technologies, Ltd.	9,900	384,465

E Ink Holdings, Inc.	108,000	672,852

eMemory Technology, Inc.	5,700	340,813

Novatek Microelectronics Corp.	19,000	259,751

Pou Chen Corp.	260,000	268,521

Taiwan Semiconductor Manufacturing Co., Ltd.	60,190	985,647

Teco Electric & Machinery Co., Ltd.	190,000	272,863

Total Taiwan

(Cost: $2,426,109)		3,184,912

Thailand — 0.8% (Cost: $275,736)

Charoen Pokphand Foods PCL (NVDR)	460,000	273,461

Turkey — 2.0%

Koza Altin Isletmeleri A.S.	240,000	233,446

Turk Telekomunikasyon A.S. (7)	280,000	234,548

Turkcell Iletisim Hizmetleri A.S.	160,000	272,612

Total Turkey

(Cost: $795,964)		740,606

Total Common Stock

(Cost: $18,324,479)		18,820,735

PREFERRED STOCK — 0.8%

South Korea — 0.8% (Cost: $235,177)

Hyundai Motor Co.	3,300	273,741

Total Preferred Stock

(Cost: $235,177)		273,741

MONEY MARKET INVESTMENTS — 5.9%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.76% (8)	2,125,729	2,125,729

Total Money Market Investments

(Cost: $2,125,729)		2,125,729

Total Investments (103.5%)

(Cost: $37,526,914)		37,198,033

Liabilities In Excess Of Other Assets (-3.5%)		(1,255,078)

Total Net Assets (100.0%)		$35,942,955

See accompanying Notes to Financial Statements.

24

TCW Emerging Markets Multi-Asset Opportunities Fund

April 30, 2023

FORWARD CURRENCY CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (9)
Barclays Capital	EUR	150,000	06/20/23	$160,980	$166,054	$5,074
Goldman Sachs & Co.	EUR	215,000	06/20/23	238,443	238,010	(433)
JP Morgan Chase Bank	EUR	72,000	06/20/23	79,029	79,706	677
Standard Chartered Bank	EUR	58,000	06/20/23	63,559	64,207	648

				$542,011	$547,977	$5,966

SELL (10)
Goldman Sachs & Co.	EUR	495,000	06/20/23	$527,788	$547,977	$(20,189)

Notes to the Schedule of Investments:

PJSC	Private Joint-Stock Company.
EUR	Euro Currency.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2023, the value of these securities amounted to $6,433,218 or 17.9% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2023, the value of these securities amounted to $4,668,621 or 13.0% of net assets.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2023.
(4)	Perpetual maturity.
(5)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(7)	Non-income producing security.
(8)	Rate disclosed is the 7-day net yield as of April 30, 2023.
(9)	Fund buys foreign currency, sells U.S. Dollar.
(10)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying Notes to Financial Statements.

25

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Sector (Unaudited)	April 30, 2023

Sector	Percentage of Net Assets
Aerospace & Defense	1.6%
Agriculture	1.0
Apparel	2.6
Auto Manufacturers	3.7
Auto Parts & Equipment	2.8
Banks	1.0
Building Materials	0.5
Chemicals	1.7
Coal	1.6
Commercial Services	0.8
Computers	1.1
Electric	2.0
Electronics	1.9
Energy-Alternate Sources	1.3
Engineering & Construction	0.7
Food	2.5
Foreign Government Bonds	26.5
Health Care-Services	0.7
Holding Companies—Diversified	1.5
Insurance	2.9
Internet	2.2
Investment Companies	1.0
Iron & Steel	1.4
Lodging	2.4
Machinery-Diversified	0.8
Media	1.2
Mining	3.0
Oil & Gas	6.0
Pharmaceuticals	1.5
Pipelines	1.6
Real Estate	1.5
Retail	3.5
Semiconductors	5.5
Shipbuilding	0.8
Software	1.5
Telecommunications	2.4
Transportation	2.9
Money Market Investments	5.9

Total	103.5%

See accompanying Notes to Financial Statements.

26

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Country (Unaudited)	April 30, 2023

Country	Percentage of Net Assets
Angola	0.7%
Argentina	2.8
Bahrain	1.0
Brazil	2.0
Chile	1.7
China	22.9
Colombia	1.5
Costa Rica	0.6
Dominican Republic	1.1
Ecuador	0.6
Egypt	0.7
El Salvador	0.8
France	1.9
Gabon	0.4
Hungary	1.1
India	6.8
Indonesia	2.6
Israel	1.1
Ivory Coast	0.2
Jordan	0.6
Kazakhstan	1.4
Mexico	4.4
Morocco	0.6
Nigeria	0.9
Oman	1.6
Pakistan	0.2
Panama	2.1
Peru	0.8
Philippines	1.6
Poland	1.0
Qatar	1.5
Romania	1.5
Russia	0.0
Saudi Arabia	2.2
Senegal	0.2
Singapore	0.8
South Africa	3.9
South Korea	4.8
Switzerland	0.8
Taiwan	8.9
Thailand	0.8
Tunisia	0.3
Turkey	4.4
United Arab Emirates	1.0
United States	5.9
Uruguay	0.4
Venezuela	0.4

Total	103.5%

See accompanying Notes to Financial Statements.

27

TCW Emerging Markets Multi-Asset Opportunities Fund

Fair Valuation Summary (Unaudited)	April 30, 2023

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Auto Manufacturers	$—	$302,391	$—	$302,391
Banks	—	372,529	—	372,529
Building Materials	—	177,340	—	177,340
Chemicals	—	201,000	—	201,000
Electric	—	717,840	—	717,840
Energy-Alternate Sources	—	166,014	—	166,014
Engineering & Construction	—	240,075	—	240,075
Foreign Government Bonds	—	9,376,911	140,385	9,517,296
Investment Companies	—	376,529	—	376,529
Iron & Steel	—	207,769	—	207,769
Media	—	160,229	—	160,229
Mining	—	589,035	—	589,035
Oil & Gas	—	2,164,706	—	2,164,706
Pipelines	—	586,375	—	586,375
Transportation	—	198,700	—	198,700

Total Fixed Income Securities	—	15,837,443	140,385	15,977,828

Total Preferred Stock
Auto Manufacturers	—	273,741	—	273,741

Total Preferred Stock	—	273,741	—	273,741

Common Stock
Aerospace & Defense	285,253	292,415	—	577,668
Agriculture	358,930	—	—	358,930
Apparel	268,521	674,316	—	942,837
Auto Manufacturers	544,016	197,266	—	741,282
Auto Parts & Equipment	—	1,016,418	—	1,016,418
Chemicals	—	394,553	—	394,553
Coal	282,902	299,688	—	582,590
Commercial Services	290,751	—	—	290,751
Computers	—	412,733	—	412,733
Electronics	—	672,852	—	672,852
Energy-Alternate Sources	283,035	—	—	283,035
Food	273,461	638,757	—	912,218
Health Care-Services	—	254,989	—	254,989
Holding Companies—Diversified	274,740	277,826	—	552,566
Insurance	—	1,030,095	—	1,030,095
Internet	792,044	—	1,100	793,144
Iron & Steel	277,706	—	659	278,365
Lodging	—	850,489	—	850,489
Machinery-Diversified	272,863	—	—	272,863
Media	274,064	—	—	274,064
Mining	264,571	233,446	—	498,017
Pharmaceuticals	550,483	—	—	550,483
Real Estate	—	530,523	—	530,523
Retail	784,817	457,524	—	1,242,341

See accompanying Notes to Financial Statements.

28

TCW Emerging Markets Multi-Asset Opportunities Fund

Fair Valuation Summary (Unaudited) (Continued)	April 30, 2023

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Semiconductors	$—	$1,970,676	$—	$1,970,676
Shipbuilding	—	279,803	—	279,803
Software	300,569	246,152	—	546,721
Telecommunications	—	870,440	—	870,440
Transportation	276,182	563,107	—	839,289

Total Common Stock	6,654,908	12,164,068	1,759	18,820,735

Money Market Investments	2,125,729	—	—	2,125,729

Total Investments	$8,780,637	$28,275,252	$142,144	$37,198,033

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	6,399	—	6,399

Total	$8,780,637	$28,281,651	$142,144	$37,204,432

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(20,622)	$—	$(20,622)

Total	$—	$(20,622)	$—	$(20,622)

See accompanying Notes to Financial Statements.

29

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2023

	TCW Developing Markets Equity Fund	TCW Emerging Markets Income Fund	TCW Emerging Markets Local Currency Income Fund	TCW Emerging Markets Multi-Asset Opportunities Fund
ASSETS
Investments, at Value (1)	$3,217,491	$3,884,034,637	$149,315,912	$37,198,033
Foreign Currency, at Value (2)	2,176	3	1,055,172	8,189
Receivable for Securities Sold	1,090,641	19,140,952	—	4,119,294
Receivable for Fund Shares Sold	—	9,788,996	85,260	100
Interest and Dividends Receivable	9,262	55,259,676	3,060,445	271,539
Foreign Tax Reclaims Receivable	256	—	—	3,524
Receivable from Investment Advisor	17,430	139,383	21,215	17,277
Unrealized Appreciation on Open Forward Foreign Currency Contracts	—	717,498	454,238	6,399
Cash Collateral Held for Brokers	—	3,489,997	270,000	23
Prepaid Expenses	10,816	98,857	47,229	9,604

Total Assets	4,348,072	3,972,669,999	154,309,471	41,633,982

LIABILITIES
Distributions Payable	—	4,310,298	1,072	—
Payable for Securities Purchased	1,545,013	69,285,139	—	5,457,691
Payable for Fund Shares Redeemed	—	6,148,520	147,628	65,831
Accrued Capital Gain Withholding Taxes	—	2,575	21,061	12,618
Accrued Directors’ Fees and Expenses	10,648	10,132	10,630	10,643
Deferred Accrued Directors’ Fees and Expenses	1,987	1,987	1,987	1,987
Accrued Management Fees	1,830	2,382,763	94,979	27,045
Accrued Distribution Fees	102	92,268	9,006	687
Collateral Pledged by Brokers	—	330,000	—	—
Unrealized Depreciation on Open Forward Foreign Currency Contracts	—	3,195,387	352,712	20,622
Transfer Agent Fees Payable	2,066	1,155,874	34,458	15,995
Administration Fee Payable	844	232,385	8,678	3,152
Audit Fees Payable	16,120	42,718	25,291	23,409
Accounting Fees Payable	289	228,167	7,758	2,674
Custodian Fees Payable	11,966	196,993	35,638	39,875
Legal Fees Payable	89	17,410	560	299
Other Accrued Expenses	2,698	457,643	14,972	8,499

Total Liabilities	1,593,652	88,090,259	766,430	5,691,027

NET ASSETS	$2,754,420	$3,884,579,740	$153,543,041	$35,942,955

NET ASSETS CONSIST OF:
Paid-in Capital	$4,162,685	$6,374,156,355	$211,710,021	$45,476,546
Accumulated Earnings (Loss)	(1,408,265)	(2,489,576,615)	(58,166,980)	(9,533,591)

NET ASSETS	$2,754,420	$3,884,579,740	$153,543,041	$35,942,955

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$2,263,717	$2,414,575,218	$110,673,104	$32,614,451

N Class Share	$490,703	$450,481,189	$42,869,937	$3,328,504

Plan Class Share	$—	$1,019,523,333	$—	$—

See accompanying Notes to Financial Statements.

30

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited) (Continued)	April 30, 2023

	TCW Developing Markets Equity Fund	TCW Emerging Markets Income Fund	TCW Emerging Markets Local Currency Income Fund	TCW Emerging Markets Multi-Asset Opportunities Fund
CAPITAL SHARES OUTSTANDING: (3)
I Class Share	297,005	394,942,783	14,944,058	3,710,342

N Class Share	63,993	57,072,287	5,802,923	382,310

Plan Class Share	—	166,873,009	—	—

NET ASSET VALUE PER SHARE: (4)
I Class Share	$7.62	$6.11	$7.41	$8.79

N Class Share	$7.67	$7.89	$7.39	$8.71

Plan Class Share	$—	$6.11	$—	$—

(1)

The identified cost for the TCW Developing Markets Equity Fund, the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund and the TCW Emerging Markets Multi-Asset Opportunities Fund at April 30, 2023 was $3,446,493, $4,054,141,109, $150,258,348 and $37,526,914, respectively.

(2)

The identified cost for the TCW Developing Markets Equity Fund, the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund and the TCW Emerging Markets Multi-Asset Opportunities Fund at April 30, 2023 was $2,175, $3, $1,053,206 and $8,192, respectively.

(3)	The number of authorized shares, with a par value of $0.001 per share is 4,000,000,000 for each of the I Class, N Class and Plan Class shares.
(4)	Represents offering price and redemption price per share.

See accompanying Notes to Financial Statements.

31

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2023

	TCW Developing Markets Equity Fund		TCW Emerging Markets Income Fund		TCW Emerging Markets Local Currency Income Fund		TCW Emerging Markets Multi-Asset Opportunities Fund
INVESTMENT INCOME
Income:
Dividends	$52,709	(1)	$—		$—		$213,782	(1)
Interest	—		146,242,874	(2)	4,653,139	(2)	691,858	(2)

Total	52,709		146,242,874		4,653,139		905,640

Expenses:
Management Fees	16,776		14,603,906		551,570		172,282
Accounting Services Fees	174		194,644		6,600		2,031
Administration Fees	123		180,293		6,050		1,536
Transfer Agent Fees:
I Class	3,057		864,606		23,426		6,899
N Class	3,021		210,124		20,902		4,531
Plan Class	—		73,767		—		—
Custodian Fees	12,164		165,381		18,196		28,779
Professional Fees	15,750		97,690		24,401		23,704
Directors’ Fees and Expenses	23,047		23,048		23,047		23,047
Registration Fees:
I Class	7,979		29,976		9,478		8,089
N Class	7,979		13,339		10,240		8,067
Plan Class	—		18,576		—		—
Distribution Fees:
N Class	1,508		539,668		52,986		4,565
Compliance Expense	9,203		3,139		3,139		3,139
Shareholder Reporting Expense	2,022		14,170		2,164		1,202
Other	2,351		254,837		15,772		9,998

Total	105,154		17,287,164		767,971		297,869

Less Expenses Borne by Investment Advisor:
I Class	55,714		279,880		51,898		82,169
N Class	28,326		429,660		80,377		20,628
Plan Class	—		269,165		—		—

Net Expenses	21,114		16,308,459		635,696		195,072

Net Investment Income	31,595		129,934,415		4,017,443		710,568

See accompanying Notes to Financial Statements.

32

TCW Funds, Inc.

Statements of Operations (Unaudited) (Continued)	Six Months Ended April 30, 2023

	TCW Developing Markets Equity Fund		TCW Emerging Markets Income Fund	TCW Emerging Markets Local Currency Income Fund		TCW Emerging Markets Multi-Asset Opportunities Fund
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	$71,731	(3)	$(224,655,022)	$(3,771,788	) (3)	$(1,333,621)
Foreign Currency	(26,006)		362,843	(72,343)		(88,776)
Foreign Currency Forward Contracts	—		(7,438,639)	(82,925)		(44,441)
Futures Contracts	—		(875)	—		—
Options Written	—		982,694	—		5,146
Change in Unrealized Appreciation (Depreciation) on:
Investments	145,468		506,435,049 (4)	20,800,637	(4)	4,929,297 (4)
Foreign Currency	2,610		303,826	156,814		10,051
Foreign Currency Forward Contracts	—		(2,385,383)	46,179		(13,346)
Options Written	—		(576,693)	—		(3,020)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	193,803		273,027,800	17,076,574		3,461,290

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$225,398		$402,962,215	$21,094,017		$4,171,858

(1)	Net of foreign taxes withheld. Total amounts withheld for the TCW Developing Markets Equity Fund and the TCW Emerging Markets Multi-Asset Opportunities Fund were $6,061 and $27,733, respectively.
(2)

Net of foreign taxes withheld of $92,134, $46,680 and $90 for the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund and the TCW Emerging Markets Multi-Asset Opportunities Fund, respectively.

(3)	Net of capital gain withholding taxes of $229 and $516 for the TCW Developing Markets Equity Fund and the TCW Emerging Markets Local Currency Income Fund, respectively.
(4)

Net of capital gain withholding taxes of $2,575, $21,061 and $12,618 for the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund and the TCW Emerging Markets Multi-Asset Opportunities Fund, respectively.

See accompanying Notes to Financial Statements.

33

TCW Funds, Inc.

Statements of Changes in Net Assets (Unaudited)

	TCW Developing Markets Equity Fund		TCW Emerging Markets Income Fund
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
OPERATIONS
Net Investment Income	$31,595	$140,680	$129,934,415	$263,031,375
Net Realized Gain (Loss) on Investments, Futures Contracts, Options Written and Foreign Currency Transactions	45,725	(1,166,179)	(230,748,999)	(1,236,883,602)
Change in Unrealized Appreciation (Depreciation) on Investments, Options Written and Foreign Currency Transactions	148,078	(2,162,482)	503,776,799	(547,198,195)

Increase (Decrease) in Net Assets Resulting from Operations	225,398	(3,187,981)	402,962,215	(1,521,050,422)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(127,370)	(449,659)	(104,283,504)	(228,258,436)
Return of Capital	—	—	—	(22,694,796)

Total Distributions to Shareholders	(127,370)	(449,659)	(104,283,504)	(250,953,232)

NET CAPITAL SHARE TRANSACTIONS
I Class	(701,251)	301,064	(277,516,828)	(1,075,983,840)
N Class	(785,826)	53,381	30,136,569	(289,669)
Plan Class	—	—	(93,533,757)	(488,386,713)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(1,487,077)	354,445	(340,914,016)	(1,564,660,222)

Decrease in Net Assets	(1,389,049)	(3,283,195)	(42,235,305)	(3,336,663,876)
NET ASSETS
Beginning of period	4,143,469	7,426,664	3,926,815,045	7,263,478,921

End of period	$2,754,420	$4,143,469	$3,884,579,740	$3,926,815,045

See accompanying Notes to Financial Statements.

34

TCW Funds, Inc.

Statements of Changes in Net Assets (Unaudited)

	TCW Emerging Markets Local Currency Income Fund		TCW Emerging Markets Multi-Asset Opportunities Fund
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
OPERATIONS
Net Investment Income	$4,017,443	$8,658,590	$710,568	$2,035,218
Net Realized Loss on Investments, Options Written and Foreign Currency Transactions	(3,927,056)	(39,003,843)	(1,461,692)	(7,211,360)
Change in Unrealized Appreciation (Depreciation) on Investments, Options Written and Foreign Currency Transactions	21,003,630	(12,774,182)	4,922,982	(20,343,770)

Increase (Decrease) in Net Assets Resulting from Operations	21,094,017	(43,119,435)	4,171,858	(25,519,912)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(1,848,255)	(2,830,965)	(1,777,078)	(3,961,910)
Return of Capital	—	(3,893,084)	—	—

Total Distributions to Shareholders	(1,848,255)	(6,724,049)	(1,777,078)	(3,961,910)

NET CAPITAL SHARE TRANSACTIONS
I Class	(4,628,164)	(58,769,672)	(4,306,231)	(14,247,647)
N Class	(2,313,420)	10,286,694	(701,223)	(1,070,744)

Decrease in Net Assets Resulting from Net Capital Shares Transactions	(6,941,584)	(48,482,978)	(5,007,454)	(15,318,391)

Increase (Decrease) in Net Assets	12,304,178	(98,326,462)	(2,612,674)	(44,800,213)
NET ASSETS
Beginning of period	141,238,863	239,565,325	38,555,629	83,355,842

End of period	$153,543,041	$141,238,863	$35,942,955	$38,555,629

See accompanying Notes to Financial Statements.

35

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that currently offers 18 no-load mutual funds (each series, a “Fund” and collectively, the “Funds”). TCW Investment Management Company LLC (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940, as amended. Each Fund has its own investment objective and strategies. The following is a brief description of the investment objectives and principal investment strategies for the Funds that are covered in this report:

TCW Fund	Investment Objectives and Principal Investment Strategies
Diversified Fixed Income Fund

TCW Emerging Markets Income Fund	Seeks high total return from current income and capital appreciation by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities issued or guaranteed by companies, financial institutions and government entities in emerging market countries. The Fund generally invests in at least four emerging market countries.
Non-Diversified Fixed Income Fund

TCW Emerging Markets Local Currency Income Fund	Seeks to provide high total return from current income and capital appreciation through investment in debt securities denominated in the local currencies of various emerging market countries; invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities issued or guaranteed by non-financial companies, financial institutions and government entities in emerging market countries denominated in the local currencies of an issuer, and in derivative instruments that provide investment exposure to such securities.
Diversified International Equity Fund

TCW Developing Markets Equity Fund	Seeks long-term capital appreciation by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of companies or financial institutions domiciled or with primary business operations in, or with the majority of their net assets in or revenues or net income deriving from, a developing market country. The Fund may invest up to 20% of its net assets, plus any borrowings for investment purposes, in derivative instruments.
Diversified Balanced Fund

TCW Emerging Markets Multi-Asset Opportunities Fund	Seeks current income and long-term capital appreciation by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt and equity securities issued or guaranteed by companies, financial institutions and government entities in emerging market countries.

36

TCW Funds, Inc.

April 30, 2023

Note 1 — Organization (Continued)

All of the Funds currently offer two classes of shares: I Class and N Class, except for the TCW Emerging Markets Income Fund, which also offers Plan Class shares. The three classes of a Fund are substantially the same except that the Class N shares are subject to a distribution fee (see Note 7).

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 946, Financial Services — Investment Companies. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements.

Principles of Accounting:    The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value:    The net asset value (“NAV”) per share of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading.

Security Valuations:    Securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ, which may not have been the last sale price. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which over the-counter (“OTC”) market quotations were readily available, including short-term securities, swap agreements and forward currency contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

Pursuant to Rule 2a-5 under the 1940 Act, the Company’s Board of Directors (the “Board”, and each member thereof, a “Director”) has designated the Advisor as the “valuation designee” with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Advisor that prices received were not reflective of their market values.

The Advisor, as the valuation designee, uses a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on foreign exchanges that have been closed for a period of time due to time zone differences. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model was utilized each trading day and was not dependent on certain thresholds or triggers.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or

37

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments.
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements:    Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate bonds.    The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Credit default swaps.    Credit default swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

38

TCW Funds, Inc.

April 30, 2023

Note 2 — Significant Accounting Policies (Continued)

Equity securities.    Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized as Level 2 of the fair value hierarchy; if a discount is applied and significant, they are categorized as Level 3. Restricted securities held in non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Certain foreign securities that are fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets are categorized as Level 2 of the fair value hierarchy.

Foreign currency contracts.    The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts.    Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. They are categorized as Level 1.

Money market funds.    Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized as Level 1 of the fair value hierarchy.

Options and Swaptions contracts.    Exchange-listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange-listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over-the-counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted securities.    Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments.    Short-term investments are valued using market price quotations, and are categorized as Level 1 or Level 2 of the fair value hierarchy.

U.S. and foreign government and agency securities.    Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. and foreign government and agency securities are normally categorized as Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

39

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

The summary of the inputs used as of April 30, 2023 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

TCW DEVELOPING MARKETS EQUITY FUND	COMMON STOCK	TOTAL
Balance as of October 31, 2022	$257	$257
Accrued Discounts (Premiums)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)*	(27)	(27)
Purchases	—	—
Sales	—	—
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—

Balance as of April 30, 2023	$230	$230

*

The change in unrealized appreciation (depreciation) on securities still held at April 30, 2023 was $(27) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

TCW EMERGING MARKETS INCOME FUND	FOREIGN GOVERNMENT BONDS	TOTAL
Balance as of October 31, 2022	$13,179,666	$13,179,666
Accrued Discounts (Premiums)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)*	4,676,655	4,676,655
Purchases	—	—
Sales	—	—
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—

Balance as of April 30, 2023	$17,856,321	$17,856,321

*

The change in unrealized appreciation (depreciation) on securities still held at April 30, 2023 was $4,676,655 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

TCW EMERGING MARKETS MULTI-ASSET OPPORTUNITIES FUND	COMMON STOCK	FOREIGN GOVERNMENT BONDS	TOTAL
Balance as of October 31, 2022	$1,958	$103,618	$105,576
Accrued Discounts (Premiums)	—	—	—
Realized Gain (Loss)	—	—	—
Change in Unrealized Appreciation (Depreciation)*	(199)	36,767	36,568
Purchases	—	—	—
Sales	—	—	—
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of April 30, 2023	$1,759	$140,385	$142,144

*

The change in unrealized appreciation (depreciation) on securities still held at April 30, 2023 was $36,568 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

40

TCW Funds, Inc.

April 30, 2023

Note 2 — Significant Accounting Policies (Continued)

Significant unobservable valuation inputs for Level 3 investments as of April 30, 2023 are as follows:

Description	Fair Value at 4/30/2023	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
TCW Developing Markets Equity
Common Stock	$230	Third-party Vendor	Fair Valuation	$0.001–$0.045	$0.003	Increase
TCW Emerging Markets Income Fund
Government Issues	$17,856,321	Third-party Vendor	Vendor Prices	$10.500	$10.500	Increase
TCW Emerging Markets Multi-Asset Opportunities Fund
Common Stock	$1,759	Third-party Vendor	Fair Valuation	$0.001–$0.045	$0.003	Increase
Government Issues	$140,385	Third-party Vendor	Vendor Prices	$10.500	$10.500	Increase

Security Transactions and Related Investment Income:    Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

Allocation of Operating Activity for Multiple Classes:    Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of that class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class- specific fees and expenses will result in differences in net investment income for each class, and in turn differences in dividends paid by each class.

Dividends and Distributions:    Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund declare and pay, or reinvest, dividends from net investment income monthly. The other International Funds declare and pay, or reinvest, dividends from net investment income annually. Capital gains realized by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions, derivative transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in subsequent periods. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following year.

Use of Estimates:    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Foreign Currency Translation:    The books and records of each Fund are maintained in U.S. dollars as follows: (1) foreign currency denominated securities and other assets and liabilities stated in foreign currencies are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant

41

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes:    The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Derivative Instruments:    Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark -to -market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended April 30, 2023, the following Funds had derivatives and transactions in derivatives, grouped in the following risk categories:

TCW Emerging Markets Income Fund

	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Forward Contracts	$—	$717,498	$—	$717,498

Total Value	$—	$717,498	$—	$717,498

Liability Derivatives
Forward Contracts	$—	$(3,195,387)	$—	$(3,195,387)

Total Value	$—	$(3,195,387)	$—	$(3,195,387)

Statement of Operations:
Net Realized Gain (Loss)
Forward Contracts	$—	$(7,438,639)	$—	$(7,438,639)
Investments (1)	—	(5,012,706)	(2,311,334)	(7,324,040)
Futures	—	—	875	875
Options Written	—	982,694	—	982,694

Net Realized Gain (Loss)	$—	$(11,468,651)	$(2,310,459)	$(13,779,110)

Net Change in Appreciation (Depreciation)
Forward Contracts	$—	(2,385,383)	—	(2,385,383)
Investments (2)	—	2,176,734	1,217,584	3,394,318
Options Written	—	(576,693)	—	(576,693)

Net Change in Appreciation (Depreciation)	$—	$(785,342)	$1,217,584	$432,242

Notional Amounts (3)
Forward Currency Contracts	$ —	$191,858,338	$ —	$191,858,338
Options Purchased	$ —	$248,250,000	$8,750,000	$257,000,000
Options Written	$ —	$248,250,000	$ —	$248,250,000

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TCW Funds, Inc.

April 30, 2023

Note 2 — Significant Accounting Policies (Continued)

TCW Emerging Markets Local Currency Income Fund

	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Forward Contracts	$—	$454,238	$—	$454,238

Total Value	$—	$454,238	$—	$454,238

Liability Derivatives
Forward Contracts	$—	$(352,712)	$—	$(352,712)

Total Value	$—	$(352,712)	$—	$(352,712)

Statement of Operations:
Net Realized Gain (Loss)
Forward Contracts	$—	$(82,925)	$—	$(82,925)
Investments (1)	—	(49,404)	—	(49,404)

Net Realized Gain (Loss)	$—	$(132,329)	$—	$(132,329)

Net Change in Appreciation (Depreciation)
Forward Contracts	$—	$46,179	$—	$46,179

Net Change in Appreciation (Depreciation)	$—	$46,179	$—	$46,179

Number of Contracts or Notional Amounts (3)
Forward Currency Contracts	$ —	$34,039,536	$ —	$34,039,536
Options Purchased	$ —	$6,164,500	$ —	$6,164,500

TCW Emerging Markets Multi-Asset Opportunities Fund

	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Forward Contracts	$—	$6,399	$—	$6,399

Total Value	$—	$6,399	$—	$6,399

Liability Derivatives
Forward Contracts	$—	$(20,622)	$—	$(20,622)

Total Value	$—	$(20,622)	$—	$(20,622)

Statement of Operations:
Net Realized Gain (Loss)
Forward Contracts	$—	$(44,441)	$—	$(44,441)
Investments (1)	—	(26,250)	(11,887)	(38,137)
Options Written	—	5,146	—	5,146

Net Realized Gain (Loss)	$—	$(65,545)	$(11,887)	$(77,432)

Net Change in Appreciation (Depreciation)
Forward Contracts	$—	$(13,346)	$—	$(13,346)
Investments (2)	—	11,399	6,262	17,661
Options Written	—	(3,020)	—	(3,020)

Net Change in Appreciation (Depreciation)	$—	$(4,967)	$6,262	$1,295

Number of Contracts or Notional Amounts (3)
Forward Currency Contracts	$ —	$1,056,968	$ —	$1,056,968
Options Purchased	$ —	$1,300,000	$45,000	$1,345,000
Options Written	$ —	$1,300,000	$ —	$1,300,000

(1)	Represents realized gain (loss) for purchased options.
(2)	Represents change in unrealized appreciation (depreciation) for purchased options during the year.
(3)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended April 30, 2023.

43

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Counterparty Credit Risk:    Derivative contracts may be exposed to counterparty risk. Losses can occur if the counterparty does not perform under the contract.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

For OTC derivatives the Funds mitigate their counterparty risk by entering into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with each counterparty. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets declines by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements:    For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by a Fund.

Cash collateral that has been pledged to cover obligations of a Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold, typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to

44

TCW Funds, Inc.

April 30, 2023

Note 2 — Significant Accounting Policies (Continued)

mitigate counterparty risk by entering into agreements only with counterparties that the Advisor believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The Funds have implemented the disclosure requirements pursuant to FASB Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards.

Master Agreements and Netting Arrangements.    Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit-related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, typically $250,000 or $500,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Fund, the Fund’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

45

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

The following table presents the Funds’ OTC derivatives assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral received by the Funds as of April 30, 2023:

TCW Emerging Markets Income Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)		Net Amount (1)
Barclays Capital	$536,121	$—	$536,121	$(330,000)		$206,121
Citibank N.A.	—	(40,930)	(40,930)	—		(40,930)
Goldman Sachs & Co.	21,846	(3,154,457)	(3,132,611)	3,132,611	(2)	—
JP Morgan Chase Bank	132,148	—	132,148	—		132,148
Standard Chartered Bank	27,383	—	27,383	—		27,383

Total	$717,498	$(3,195,387)	$(2,477,889)	$2,802,611		$324,722

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
(2)	Amount does not include excess collateral pledged or received.

TCW Emerging Markets Local Currency Income Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)		Net Amount (1)
Bank of America	$183,300	$(39,098)	$144,202	$—		$144,202
Barclays Capital	40,037	(39,210)	827	—		827
BNP Paribas S.A.	190,297	(21,346)	168,951	—		168,951
Citibank N.A.	—	(41,756)	(41,756)	—		(41,756)
Goldman Sachs & Co.	—	(33,302)	(33,302)	—		(33,302)
ING Baring (U.S.) Capital Markets	—	(38,050)	(38,050)	—		(38,050)
JP Morgan Chase Bank	40,604	(94,257)	(53,653)	53,653	(2)	—
Standard Chartered Bank	—	(45,693)	(45,693)	—		(45,693)

Total	$454,238	$(352,712)	$101,526	$53,653		$155,179

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
(2)	Amount does not include excess collateral pledged or received.

TCW Emerging Markets Multi-Asset Opportunities Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount (1)
Barclays Capital	$5,074	$—	$5,074	$—	$5,074
Goldman Sachs & Co.	—	(20,622)	(20,622)	—	(20,622)
JP Morgan Chase Bank	677	—	677	—	677
Standard Chartered Bank	648	—	648	—	648

Total	$6,399	$(20,622)	$(14,223)	$—	$(14,223)

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

46

TCW Funds, Inc.

April 30, 2023

Note 3 — Portfolio Investments

When-Issued, Delayed-Delivery, and Forward Commitment Transactions:    The Funds may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them.

Repurchase Agreements:    The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of April 30, 2023.

Participation Notes:    The Funds may invest in participation notes of equity-linked instruments (collectively, participation notes), through which a counterparty provides exposure to common stock, in the form of an unsecured interest, in markets where direct investment by a Fund is not possible. Participation notes provide the economic benefit of common stock ownership to a Fund, while legal ownership and voting rights are retained by the counterparty. Although participation notes are usually structured with a defined maturity or termination date, early redemption may be possible. Risks associated with participation notes include possible failure of the counterparty to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock. None of the Funds held participation notes as of April 30, 2023.

Securities Lending:    The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending

47

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Portfolio Investments (Continued)

their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended April 30, 2023.

Derivatives:

Forward Foreign Currency Contracts:    The Funds enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding foreign currency forward contracts at April 30, 2023 are disclosed in the Schedule of Investments.

Futures Contracts:    The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. There were no futures contracts outstanding at April 30, 2023.

Options:    The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by

48

TCW Funds, Inc.

April 30, 2023

Note 3 — Portfolio Investments (Continued)

it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

During the period ended April 30, 2023, the TCW Emerging Markets Income Fund and the TCW Emerging Markets Multi-Asset Opportunities Fund entered into options to hedge the currency exposure of the Funds.

Swap Agreements:    The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

49

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Portfolio Investments (Continued)

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost

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April 30, 2023

Note 3 — Portfolio Investments (Continued)

of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. There were no swap agreements outstanding at April 30, 2023.

Note 4 — Risk Considerations

Market Risk:    The Funds’ investments will fluctuate with market conditions, and so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk:    The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high-yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Interest Rate Risk:    The values of the Funds’ investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of a Fund’s investment portfolio, the greater the change in value.

Investment Style Risk:    Certain Funds may also be subject to investment style risk. The Advisor’s investment styles may be out of favor at times or may not produce the best results over short or longer time periods and may increase the volatility of a Fund’s share price.

LIBOR Risk:    The London Interbank Offer Rate (“LIBOR”) historically has been and currently is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage related securities, interest rate swaps and other derivatives. For example, debt securities in which a Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. A Fund’s derivative investments may also reference LIBOR. In July 2017, the head of the United Kingdom Financial Conduct Authority announced the intention to phase out the use of LIBOR by the end of 2021. Most LIBOR settings were published for the final time on December 31, 2021, although the publication of 1-month, 3-month, and 6-month USD LIBOR was extended until June 2023. It is expected that market participants will transition to the use of different alternative reference or benchmark rates. However, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate (“SOFR”), there is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement reference rate. Abandonment of or

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Notes to Financial Statements (Unaudited) (Continued)

Note 4 — Risk Considerations (Continued)

modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments that reference LIBOR. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including investment companies such as the Funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain how such changes would be implemented and the effects such changes would have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.

Derivatives Risk:    Use of derivatives, which at times is an important part of the Funds’ investment strategies, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will achieve their objective through the use of the derivatives.

Credit Risk:    The values of any of the Funds’ investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which a Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions.

Counterparty Risk:    The Funds may be exposed to counterparty risk, the risk that an entity with which the Funds have unsettled or open transactions may not fulfill its obligations.

Foreign Currency Risk:    The Funds may be exposed to the risk that the value of the Funds’ investments denominated in foreign currencies will decline in value because the foreign currencies have declined in value relative to the U.S. dollar.

Foreign and Developing/Emerging Markets Investing Risk:    The Funds may be exposed to the risk that the Funds’ share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Funds invest. The Funds are also subject to risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, and political changes or diplomatic developments, which can all negatively impact the securities markets and cause a Fund to lose value. As one current example, Russia’s recent military incursions in Ukraine have led to sanctions being levied against Russia by the United States, European Union and other countries, which has adversely affected European and global energy and financial markets and thus could affect the value of a Fund’s investments.

China Investing Risk:    The risks of investing in companies located or operating in China, including Hong Kong, such as nationalization, expropriation, or confiscation of property; difficulty in obtaining and/or enforcing judgments; alteration or discontinuation of economic reforms; military conflicts; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of China; and China’s dependency on the economies of other Asian countries, many of which are developing countries. Health events, such as the recent coronavirus outbreak, may cause uncertainty and volatility in the Chinese economy. Certain securities issued by companies located or operating in China are subject to trading restrictions, quota limitations, and clearing and

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April 30, 2023

Note 4 — Risk Considerations (Continued)

settlement risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, or as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

For more information on risks related to investing in the Funds, please refer to the Funds’ prospectus and the Statement of Additional Information which can be obtained on the Funds’ website (www.tcw.com) or by calling customer service at 800-FUND-TCW (800-386-3829).

Note 5 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2023, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Developing Markets Equity Fund	$54,810	$(283,812)	$(229,002)	$3,446,493
TCW Emerging Markets Income Fund	95,631,168	(291,756,815)	(196,125,647)	4,080,160,284
TCW Emerging Markets Local Currency Income Fund	6,474,824	(11,906,343)	(5,431,519)	154,747,431
TCW Emerging Markets Multi-Asset Opportunities Fund	2,912,623	(3,292,820)	(380,197)	37,578,230

At October 31, 2022, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Developing Markets Equity Fund	$76,614	$—	$76,614
TCW Emerging Markets Multi-Asset Opportunities Fund	1,376,707	—	1,376,707

During the year ended October 31, 2022, the tax character of distributions paid was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distributions
TCW Developing Markets Equity Fund	$276,623	$173,036	—	$449,659
TCW Emerging Markets Income Fund	228,258,436	—	22,694,796	250,953,232
TCW Emerging Markets Local Currency Income Fund	2,830,965	—	3,893,084	6,724,049
TCW Emerging Markets Multi-Asset Opportunities Fund	3,961,910	—	—	3,961,910

At October 31, 2022, the following Funds had net realized losses that will be carried forward indefinitely for federal income tax purposes:

	Short-Term Capital Losses	Long-Term Capital Losses	Total
TCW Developing Markets Equity Fund	$1,147,951	—	$1,147,951
TCW Emerging Markets Income Fund	1,336,151,864	717,620,745	2,053,772,609
TCW Emerging Markets Local Currency Income Fund	31,685,369	19,265,687	50,951,056
TCW Emerging Markets Multi-Asset Opportunities Fund	7,708,926	—	7,708,926

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TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 5 — Federal Income Taxes (Continued)

The Funds did not have any unrecognized tax benefits at April 30, 2023, nor were there any increases or decreases in unrecognized tax benefits for the period ended April 30, 2023. The Funds are subject to examination by the U.S. Federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 6 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net assets:

TCW Developing Markets Equity Fund	0.80%
TCW Emerging Markets Income Fund	0.75%
TCW Emerging Markets Local Currency Income Fund	0.75%
TCW Emerging Markets Multi-Asset Opportunities Fund	0.90%

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets:

TCW Developing Markets Equity Fund
I Class	0.95	% (1)
N Class	1.15	% (1)
TCW Emerging Markets Income Fund
I Class	0.85	% (1)
N Class	0.95	% (1)
Plan Class	0.77	% (1)
TCW Emerging Markets Local Currency Income Fund
I Class	0.85	% (1)
N Class	0.90	% (1)
TCW Emerging Markets Multi-Asset Opportunities Fund
I Class	1.00	% (1)
N Class	1.20	% (1)

(1)	These limitations are based on an agreement between the Advisor and Company.

Any advisory fee reduced or withheld, or expense reimbursement paid, pursuant to the Expense Limitation Agreement will be reimbursed by the appropriate Fund to the Advisor in the first, second or third fiscal year after the fiscal year of the reduction or reimbursement. The Advisor may not receive reimbursement for previous reductions or reimbursements before payment of a Fund’s operating expenses for the current year, and cannot cause a Fund to exceed the expense limitation in effect for that Fund (i) at the time the fees and expenses would have been incurred or (ii) at the time the Advisor would recoup that reduction or reimbursement. In addition, any recoupment may not exceed any more restrictive limitation to which the Advisor has agreed.

Directors’ Fees:    Directors who are not affiliated with the Advisor receive compensation from the Funds which are shown on the Statements of Operations. Directors may elect to defer receipt of their fees in accordance with the terms of a Non-Qualified Deferred Compensation Plan. Deferred compensation is included within directors’ fees and expenses in the Statements of Assets and Liabilities.

Note 7 — Distribution Plan

TCW Funds Distributors LLC (“Distributor”), an affiliate of the Advisor and the Funds, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the

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April 30, 2023

Note 7 — Distribution Plan (Continued)

plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

Note 8 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the period ended April 30, 2023 were as follows:

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Developing Markets Equity Fund	$12,383,877	$13,698,153	$—	$—
TCW Emerging Markets Income Fund	3,413,574,362	3,665,825,532	—	—
TCW Emerging Markets Local Currency Income Fund	85,391,980	88,121,140	—	—
TCW Emerging Markets Multi-Asset Opportunities Fund	51,761,181	57,191,262	—	—

Note 9 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Developing Markets Equity Fund	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
I Class	Shares	Amount	Shares	Amount
Shares Sold	1,007	$7,907	72	$549
Shares Issued upon Reinvestment of Dividends	11,661	90,842	25,395	313,375
Shares Redeemed	(106,383)	(800,000)	(951)	(12,860)

Net Increase (Decrease)	(93,715)	$(701,251)	24,516	$301,064

N Class	Shares	Amount	Shares	Amount
Shares Sold	—	$—	180	$1,944
Shares Issued upon Reinvestment of Dividends	4,653	36,527	11,044	136,285
Shares Redeemed	(108,602)	(822,353)	(7,152)	(84,848)

Net Increase (Decrease)	(103,949)	$(785,826)	4,072	$53,381

TCW Emerging Markets Income Fund	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
I Class	Shares	Amount	Shares	Amount
Shares Sold	87,149,859	$531,182,837	216,629,505	$1,474,180,966
Shares Issued upon Reinvestment of Dividends	9,672,824	58,611,571	19,244,065	132,388,695
Shares Redeemed	(142,839,236)	(867,311,236)	(394,714,567)	(2,682,553,501)

Net Decrease	(46,016,553)	$(277,516,828)	(158,840,997)	$(1,075,983,840)

N Class	Shares	Amount	Shares	Amount
Shares Sold	7,963,257	$63,336,657	21,222,788	$186,846,363
Shares Issued upon Reinvestment of Dividends	1,646,147	12,888,245	2,509,111	22,043,204
Shares Redeemed	(5,825,661)	(46,088,333)	(24,289,272)	(209,179,236)

Net Increase (Decrease)	3,783,743	$30,136,569	(557,373)	$(289,669)

Plan Class	Shares	Amount	Shares	Amount
Shares Sold	18,522,141	$112,555,481	51,708,975	$353,620,135
Shares Issued upon Reinvestment of Dividends	3,122,764	18,914,772	4,639,507	31,452,790
Shares Redeemed	(37,572,898)	(225,004,010)	(127,362,071)	(873,459,638)

Net Decrease	(15,927,993)	$(93,533,757)	(71,013,589)	$(488,386,713)

55

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 9 — Capital Share Transactions (Continued)

TCW Emerging Markets Local Currency Income Fund	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
I Class	Shares	Amount	Shares	Amount
Shares Sold	1,837,060	$12,962,382	4,953,513	$38,450,053
Shares Issued upon Reinvestment of Dividends	216,160	1,530,347	709,095	5,526,890
Shares Redeemed	(2,738,500)	(19,120,893)	(13,661,596)	(102,746,615)

Net Decrease	(685,280)	$(4,628,164)	(7,998,988)	$(58,769,672)

N Class	Shares	Amount	Shares	Amount
Shares Sold	698,360	$4,993,918	5,205,699	$37,181,265
Shares Issued upon Reinvestment of Dividends	85,476	603,594	175,441	1,344,419
Shares Redeemed	(1,108,640)	(7,910,932)	(3,936,505)	(28,238,990)

Net Increase (Decrease)	(324,804)	$(2,313,420)	1,444,635	$10,286,694

TCW Emerging Markets Multi-Asset Opportunities Fund	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
I Class	Shares	Amount	Shares	Amount
Shares Sold	70,350	$622,737	59,544	$714,288
Shares Issued upon Reinvestment of Dividends	188,115	1,604,621	297,095	3,618,611
Shares Redeemed	(735,145)	(6,533,589)	(1,831,153)	(18,580,546)

Net Decrease	(476,680)	$(4,306,231)	(1,474,514)	$(14,247,647)

N Class	Shares	Amount	Shares	Amount
Shares Sold	7,627	$66,981	22,044	$235,131
Shares Issued upon Reinvestment of Dividends	20,402	172,394	28,325	343,298
Shares Redeemed	(108,119)	(940,598)	(156,631)	(1,649,173)

Net Decrease	(80,090)	$(701,223)	(106,262)	$(1,070,744)

Note 10 — Affiliate Ownership

As of April 30, 2023, affiliates of the Funds and Advisor owned 98.92% and 15.07% of the net assets of the TCW Developing Markets Equity Fund and the TCW Emerging Markets Multi-Asset Opportunities Fund, respectively.

Note 11 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities held by the Funds at April 30, 2023.

Note 12 — Committed Line of Credit

The Funds have entered into a $100,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”) for temporary borrowing purposes, renewable annually. The interest rate on borrowing is the higher of the Federal Funds rate plus 0.10% plus 1.25% or the Overnight

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April 30, 2023

Note 12 — Committed Line of Credit (Continued)

Bank Funding rate plus 0.10% plus 1.25%. There were no borrowings from the line of credit as of or during the period ended April 30, 2023. The Funds pay the Bank a commitment fee equal to 0.25% per annum on the daily unused portion of the committed line amount. The commitment fees incurred by the Funds are presented in the Statements of Operations. The commitment fees are allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable portfolio.

Note 13 — Liquidity Risk Management Program

Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) requires that all registered open-end management investment companies, including the Funds, establish a written liquidity risk management program (a “Liquidity Program”). Under a fund’s Liquidity Program, a fund must assess, manage and periodically review the fund’s liquidity risk, classify the liquidity of each of the fund’s portfolio investments, determine whether to specify highly liquid investment minimum (and, if so, at what level), limit illiquid investments to 15% of fund investments, and establish policies and procedures regarding how and when a fund will engage in redemptions in-kind. Consistent with the Liquidity Rule, the Board has approved the written Liquidity Program for the Funds and has designated a committee of professionals associated with the Advisor to administer the Funds’ Liquidity Program (the “Program Administrator”).

On March 6, 2023, the Board reviewed the Program Administrator’s written annual report (the “Report”) concerning the operation of the Funds’ Liquidity Program for the calendar year ended December 31, 2022 (the “Reporting Period”). The Report addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s Highly Liquid Investment Minimum (“HLIM”). The Report discussed, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment; (2) the methodology and inputs for classifying each of the Fund’s investments into liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined under the Liquidity Rule) and the operation and monitoring of the HLIM assigned to a Fund, as applicable; (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined under the Liquidity Rule) and the procedures for monitoring for this limit; and (5) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions. The Report concluded that the Liquidity Program was reasonably designed to assess and manage each Fund’s liquidity risk and was adequately and effectively implemented with respect to each Fund during the Reporting Period.

There can be no assurance that the Liquidity Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Note 14 — Indemnifications

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by such Director in any proceeding arising out of or in connection with the Director’s services to the Company, to the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General

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TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 14 — Indemnifications (Continued)

Corporation Law, the Securities Act, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Company enters into agreements with service providers that may contain indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification.

Note 15 — New Accounting Pronouncements

In January 2021, the Financial Accounting Standards Board issued Accounting Standards Update No. 2021- 01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848).” ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR; regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2022, for all entities. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848, which deferred the sunset day of this guidance to December 31, 2024. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU No. 2022-03, “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“ASU 2022-03”). ASU 2022-03 (1) clarifies the guidance in ASC 820 on the fair value measurement of an equity security that is subject to a contractual sale restriction and (2) requires specific disclosures related to such an equity security. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and interim periods within that fiscal year, with early adoption permitted. We are currently evaluating the impact of the adoption of ASU 2022-03 on our consolidated financial statements.

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TCW Developing Markets Equity Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018
Net Asset Value per Share, Beginning of period	$7.40		$14.02	$11.86	$10.14	$9.39	$11.17

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.06		0.26	0.08	0.02	0.10	0.06
Net Realized and Unrealized Gain (Loss) on Investments	0.39		(6.02)	2.10	1.79	0.69	(1.78)

Total from Investment Operations	0.45		(5.76)	2.18	1.81	0.79	(1.72)

Less Distributions:
Distributions from Net Investment Income	(0.23)		(0.53)	(0.02)	(0.09)	(0.04)	(0.06)
Distributions from Net Realized Gain	—		(0.33)	—	—	—	—

Total Distributions	(0.23)		(0.86)	(0.02)	(0.09)	(0.04)	(0.06)

Net Asset Value per Share, End of period	$7.62		$7.40	$14.02	$11.86	$10.14	$9.39

Total Return	5.76	% (2)	(43.40%)	18.36%	17.90%	8.46%	(15.51%)

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$2,264		$2,893	$5,133	$4,314	$4,071	$3,750

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	4.68	% (3)	4.39%	3.57%	4.06%	4.88%	3.45%

After Expense Reimbursement	0.95	% (3)	0.95%	1.04%	1.25%	1.25%	1.25%

Ratio of Net Investment Income to Average Net Assets	1.61	% (3)	2.56%	0.57%	0.15%	1.03%	0.49%

Portfolio Turnover Rate	327.58	% (2)	333.47%	175.10%	148.22%	207.48%	163.33%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2023 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

59

TCW Developing Markets Equity Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018
Net Asset Value per Share, Beginning of period	$7.45		$14.00	$11.85	$10.14	$9.39	$11.17

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.05		0.24	0.06	0.02	0.10	0.06
Net Realized and Unrealized Gain (Loss) on Investments	0.39		(5.95)	2.11	1.78	0.69	(1.78)

Total from Investment Operations	0.44		(5.71)	2.17	1.80	0.79	(1.72)

Less Distributions:
Distributions from Net Investment Income	(0.22)		(0.51)	(0.02)	(0.09)	(0.04)	(0.06)
Distributions from Net Realized Gain	—		(0.33)	—	—	—	—

Total Distributions	(0.22)		(0.84)	(0.02)	(0.09)	(0.04)	(0.06)

Net Asset Value per Share, End of period	$7.67		$7.45	$14.00	$11.85	$10.14	$9.39

Total Return	5.66	% (2)	(43.10)%	18.29%	17.80%	8.46%	(15.51)%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$491		$1,250	$2,293	$1,861	$1,575	$1,468

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	5.84	% (3)	5.41%	4.39%	5.17%	6.11%	4.51%

After Expense Reimbursement	1.15	% (3)	1.15%	1.18%	1.25%	1.25%	1.25%

Ratio of Net Investment Income to Average Net Assets	1.26	% (3)	2.35%	0.45%	0.16%	1.03%	0.49%

Portfolio Turnover Rate	327.58	% (2)	333.47%	175.10%	148.22%	207.48%	163.33%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2023 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

60

TCW Emerging Markets Income Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018
Net Asset Value per Share, Beginning of period	$5.67		$7.87	$7.93	$8.33	$7.77	$8.54

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.20		0.33	0.35	0.39	0.46	0.43
Net Realized and Unrealized Gain (Loss) on Investments	0.40		(2.22)	(0.02)	(0.46)	0.54	(0.83)

Total from Investment Operations	0.60		(1.89)	0.33	(0.07)	1.00	(0.40)

Less Distributions:
Distributions from Net Investment Income	(0.16)		(0.28)	(0.37)	(0.33)	(0.44)	(0.37)
Distributions from Return of Capital	—		(0.03)	(0.02)	—	—	—

Total Distributions	(0.16)		(0.31)	(0.39)	(0.33)	(0.44)	(0.37)

Net Asset Value per Share, End of period	$6.11		$5.67	$7.87	$7.93	$8.33	$7.77

Total Return	10.67	% (2)	(24.47%)	4.04%	(0.69%)	13.13%	(4.85%)

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$2,414,575		$2,500,689	$4,720,489	$5,877,348	$5,668,552	$4,365,456

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.87	% (3)	0.90%	0.85%	0.85%	0.84%	0.86%

After Expense Reimbursement	0.85	% (3)	N/A	N/A	N/A	N/A	N/A

Ratio of Net Investment Income to Average Net Assets	6.66	% (3)	4.79%	4.23%	4.95%	5.62%	5.33%

Portfolio Turnover Rate	90.52	% (2)	119.10%	150.31%	135.46%	136.47%	149.50%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2023 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

61

TCW Emerging Markets Income Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018
Net Asset Value per Share, Beginning of period	$7.32		$10.16	$10.23	$10.72	$10.00	$11.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.26		0.41	0.44	0.49	0.57	0.53
Net Realized and Unrealized Gain (Loss) on Investments	0.52		(2.86)	(0.03)	(0.57)	0.69	(1.08)

Total from Investment Operations	0.78		(2.45)	0.41	(0.08)	1.26	(0.55)

Less Distributions:
Distributions from Net Investment Income	(0.21)		(0.36)	(0.46)	(0.41)	(0.54)	(0.45)
Distributions from Return of Capital	—		(0.03)	(0.02)	—	—	—

Total Distributions	(0.21)		(0.39)	(0.48)	(0.41)	(0.54)	(0.45)

Net Asset Value per Share, End of period	$7.89		$7.32	$10.16	$10.23	$10.72	$10.00

Total Return	10.64	% (2)	(24.57)%	3.97%	(0.69)%	12.85%	(5.16)%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$450,481		$390,155	$546,887	$261,520	$320,492	$342,660

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.15	% (3)	1.17%	1.13%	1.14%	1.14%	1.16%

After Expense Reimbursement	0.95	% (3)	0.95%	0.95%	0.98%	1.05%	1.10%

Ratio of Net Investment Income to Average Net Assets	6.58	% (3)	4.72%	4.20%	4.82%	5.41%	5.03%

Portfolio Turnover Rate	90.52	% (2)	119.10%	150.31%	135.46%	136.47%	149.50%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2023 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

62

TCW Emerging Markets Income Fund

Financial Highlights — Plan Class (Unaudited)

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,		March 2, 2020 (Commencement of Operations) through October 31, 2020
			2022	2021
Net Asset Value per Share, Beginning of period	$5.67		$7.86	$7.93	$8.34

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.20		0.33	0.36	0.26
Net Realized and Unrealized Gain (Loss) on Investments	0.41		(2.20)	(0.04)	(0.48)

Total from Investment Operations	0.61		(1.87)	0.32	(0.22)

Less Distributions:
Distributions from Net Investment Income	(0.17)		(0.29)	(0.37)	(0.19)
Distributions from Return of Capital	—		(0.03)	(0.02)	—

Total distributions	(0.17)		(0.32)	(0.39)	(0.19)

Net Asset Value per Share, End of period	$6.11		$5.67	$7.86	$7.93

Total Return	10.71	% (2)	(24.41%)	4.12%	(2.59	%) (3)

Ratios/Supplemental Data:

Net assets, end of period (in thousands)	$1,019,523		$1,035,971	$1,996,103	$489,106

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.82	% (4)	0.81%	0.80%	0.79	% (4)

After Expense Reimbursement	0.77	% (4)	0.77%	0.77%	0.77	% (4)

Ratio of Net Investment Income to Average Net Assets	6.75	% (4)	4.86%	4.43%	4.96	% (4)

Portfolio Turnover Rate	90.52	% (2)	119.10%	150.31%	135.46	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2023 and is not indicative of a full year’s operating results.
(3)	For the period March 2, 2020 (Commencement of Operations) through October 31, 2020.
(4)	Annualized.

See accompanying Notes to Financial Statements.

63

TCW Emerging Markets Local Currency Income Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018
Net Asset Value per Share, Beginning of period	$6.50		$8.47	$8.57	$9.17	$8.14	$9.30

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.19		0.35	0.37	0.42	0.58	0.53
Net Realized and Unrealized Gain (Loss) on Investments	0.81		(2.06)	(0.25)	(0.89)	0.57	(1.19)

Total from Investment Operations	1.00		(1.71)	0.12	(0.47)	1.15	(0.66)

Less Distributions:
Distributions from Net Investment Income	(0.09)		(0.10)	(0.22)	(0.09)	(0.12)	(0.23)
Distributions from Return of Capital	—		(0.16)	—	(0.04)	—	(0.27)

Total Distributions	(0.09)		(0.26)	(0.22)	(0.13)	(0.12)	(0.50)

Net Asset Value per Share, End of period	$7.41		$6.50	$8.47	$8.57	$9.17	$8.14

Total Return	15.43	% (2)	(20.57%)	1.34%	(5.26%)	14.26%	(7.74%)

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$110,673		$101,530	$200,019	$192,679	$220,968	$264,754

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.95	% (3)	1.02%	0.96%	0.97%	1.03%	0.95%

After Expense Reimbursement	0.85	% (3)	0.85%	0.85%	0.85%	0.88%	0.00%

Ratio of Net Investment Income to Average Net Assets	5.47	% (3)	4.65%	4.14%	4.90%	6.66%	5.90%

Portfolio Turnover Rate	60.29	% (2)	122.49%	117.18%	135.99%	127.74%	185.72%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2023 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

64

TCW Emerging Markets Local Currency Income Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018
Net Asset Value per Share, Beginning of period	$6.48		$8.44	$8.55	$9.15	$8.13	$9.29

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.19		0.34	0.36	0.42	0.57	0.51
Net Realized and Unrealized Gain (Loss) on Investments	0.81		(2.04)	(0.25)	(0.89)	0.57	(1.17)

Total from Investment Operations	1.00		(1.70)	0.11	(0.47)	1.14	(0.66)

Less Distributions:
Distributions from Net Investment Income	(0.09)		(0.10)	(0.22)	(0.09)	(0.12)	(0.23)
Distributions from Return of Capital	—		(0.16)	—	(0.04)	—	(0.27)

Total Distributions	(0.09)		(0.26)	(0.22)	(0.13)	(0.12)	(0.50)

Net Asset Value per Share, End of period	$7.39		$6.48	$8.44	$8.55	$9.15	$8.13

Total Return	15.45	% (2)	(20.66)%	1.30%	(5.28)%	14.14%	(7.75)%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$42,870		$39,709	$39,546	$25,329	$28,011	$47,664

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.28	% (3)	1.38%	1.32%	1.35%	1.40%	1.32%

After Expense Reimbursement	0.90	% (3)	0.90%	0.90%	0.90%	0.92%	0.99%

Ratio of Net Investment Income to Average Net Assets	5.44	% (3)	4.64%	4.05%	4.84%	6.63%	5.78%

Portfolio Turnover Rate	60.29	% (2)	122.49%	117.18%	135.99%	127.74%	185.72%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2023 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

65

TCW Emerging Markets Multi-Asset Opportunities Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018
Net Asset Value per Share, Beginning of period	$8.30		$13.39	$12.09	$11.31	$10.39	$11.70

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.16		0.36	0.22	0.22	0.38	0.25
Net Realized and Unrealized Gain (Loss) on Investments	0.74		(4.80)	1.26	0.93	0.69	(1.30)

Total from Investment Operations	0.90		(4.44)	1.48	1.15	1.07	(1.05)

Less Distributions:
Distributions from Net Investment Income	(0.41)		(0.65)	(0.18)	(0.37)	(0.15)	(0.26)

Net Asset Value per Share, End of period	$8.79		$8.30	$13.39	$12.09	$11.31	$10.39

Total Return	10.86	% (2)	(34.64%)	12.30%	10.34%	10.50%	(9.23%)

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$32,614		$34,758	$75,793	$84,387	$87,430	$43,338

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.47	% (3)	1.47%	1.29%	1.28%	1.31%	1.34%

After Expense Reimbursement	1.00	% (3)	1.00%	1.00%	1.00%	1.02%	1.23%

Ratio of Net Investment Income to Average Net Assets	3.73	% (3)	3.43%	1.67%	2.01%	3.51%	2.13%

Portfolio Turnover Rate	139.45	% (2)	234.29%	165.68%	164.55%	188.64%	160.85%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2023 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

66

TCW Emerging Markets Multi-Asset Opportunities Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018
Net Asset Value per Share, Beginning of period	$8.21		$13.30	$12.01	$11.24	$10.35	$11.66

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.15		0.34	0.20	0.20	0.28	0.26
Net Realized and Unrealized Gain (Loss) on Investments	0.74		(4.81)	1.25	0.92	0.76	(1.31)

Total from Investment Operations	0.89		(4.47)	1.45	1.12	1.04	(1.05)

Less Distributions:
Distributions from Net Investment Income	(0.39)		(0.62)	(0.16)	(0.35)	(0.15)	(0.26)

Net Asset Value per Share, End of period	$8.71		$8.21	$13.30	$12.01	$11.24	$10.35

Total Return	10.82	% (2)	(35.05)%	12.06%	10.08%	10.25%	(9.26)%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$3,329		$3,798	$7,562	$8,803	$11,784	$74,677

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	2.33	% (3)	2.19%	1.83%	1.80%	1.65%	1.67%

After Expense Reimbursement	1.20	% (3)	1.20%	1.20%	1.20%	1.21%	1.23%

Ratio of Net Investment Income to Average Net Assets	3.53	% (3)	3.27%	1.47%	1.80%	2.64%	2.25%

Portfolio Turnover Rate	139.45	% (2)	234.29%	165.68%	164.55%	188.64%	160.85%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2023 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

67

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

As a shareholder of a Fund, you incur ongoing operational costs of the Fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2022 to April 30, 2023 (181 days).

Actual Expenses:    The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:    The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2022 to April 30, 2023)
TCW Developing Markets Equity Fund
I Class Shares
Actual	$1,000.00	$1,057.60	0.95%	$4.85
Hypothetical (5% return before expenses)	1,000.00	1,020.08	0.95%	4.76

N Class Shares
Actual	$1,000.00	$1,056.60	1.15%	$5.86
Hypothetical (5% return before expenses)	1,000.00	1,019.09	1.15%	5.76

TCW Emerging Markets Income Fund
I Class Shares
Actual	$1,000.00	$1,106.70	0.85%	$4.44
Hypothetical (5% return before expenses)	1,000.00	1,020.58	0.85%	4.26

N Class Shares
Actual	$1,000.00	$1,106.40	0.95%	$4.96
Hypothetical (5% return before expenses)	1,000.00	1,020.08	0.95%	4.76

Plan Class Shares
Actual	$1,000.00	$1,107.10	0.77%	$4.02
Hypothetical (5% return before expenses)	1,000.00	1,021.00	0.77%	3.86

68

TCW Funds, Inc.

TCW Funds, Inc.	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2022 to April 30, 2023)
TCW Emerging Markets Local Currency Income Fund
I Class Shares
Actual	$1,000.00	$1,154.30	0.85%	$4.54
Hypothetical (5% return before expenses)	1,000.00	1,020.58	0.85%	4.26
N Class Shares
Actual	$1,000.00	$1,154.50	0.90%	$4.81
Hypothetical (5% return before expenses)	1,000.00	1,020.33	0.90%	4.51

TCW Emerging Markets Multi-Asset Opportunities Fund
I Class Shares
Actual	$1,000.00	$1,108.60	1.00%	$5.23
Hypothetical (5% return before expenses)	1,000.00	1,019.84	1.00%	5.01

N Class Shares
Actual	$1,000.00	$1,108.20	1.20%	$6.27
Hypothetical (5% return before expenses)	1,000.00	1,018.84	1.20%	6.01

69

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and files Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form NPORT-P. Such filings occur no later than 60 days after the end of the Funds’ first and third quarters and are available on the SEC’s website at www.sec.gov.

70

TCW Funds, Inc.

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

800 FUND TCW

(800 386 3829)

www.TCW.com

INVESTMENT ADVISOR

TCW Investment Management Company LLC

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

555 West 5th Street

Los Angeles, California 90013

CUSTODIAN & ADMINISTRATOR

State Street Bank & Trust Company

One Congress Street, Suite 1

Boston, MA 02114-2016

DISTRIBUTOR

TCW Funds Distributors LLC

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

DIRECTORS

Patrick C. Haden

Director and Chairman of the Board

Samuel P. Bell

Director

Peter McMillan

Director

Victoria B. Rogers

Director

Marc I. Stern

Director

Andrew Tarica

Director

OFFICERS

Kathryn Koch

President and Chief Executive Officer

Meredith S. Jackson

Senior Vice President,

General Counsel and Secretary

Richard M. Villa

Treasurer and Principal Financial and Accounting Officer

Gladys Xiques

Chief Compliance Officer and Anti-Money Laundering Officer

Lisa Eisen

Tax Officer

Eric W. Chan

Assistant Treasurer

Peter Davidson

Vice President and Assistant Secretary

TCW FAMILY OF FUNDS

EQUITY FUNDS

TCW Artificial Intelligence Equity Fund

TCW Global Real Estate Fund

TCW New America Premier Equities Fund

TCW Relative Value Dividend Appreciation Fund

TCW Relative Value Large Cap Fund

TCW Relative Value Mid Cap Fund

TCW Select Equities Fund

ASSET ALLOCATION FUND

TCW Conservative Allocation Fund

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

TCW Enhanced Commodity Strategy Fund

TCW Global Bond Fund

TCW High Yield Bond Fund

TCW Short Term Bond Fund

TCW Total Return Bond Fund

INTERNATIONAL FUNDS

TCW Developing Markets Equity Fund

TCW Emerging Markets Income Fund

TCW Emerging Markets Local Currency Income Fund

TCW Emerging Markets Multi-Asset Opportunities Fund

TO COME

(b)	Not applicable.

Item 2.	Code of Ethics.

Not required for this filing.

Item 3.	Audit Committee Financial Expert.

Not required for this filing.

Item 4.	Principal Accountant Fees and Services.

Not required for this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a)

The Chief Executive Officer and Principal Financial and Accounting Officer have concluded, as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, as of such date, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not required for this filing.

(a)(2)	EX-99.CERT – The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	EX-99.906CERT – The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)

/s/ Kathryn Koch
Kathryn Koch
President and Chief Executive Officer

Date	June 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kathryn Koch
Kathryn Koch
President and Chief Executive Officer

Date	June 30, 2023

By (Signature and Title)

/s/ Richard M. Villa
Richard M. Villa
Treasurer and Principal Financial and Accounting Officer

Date	June 30, 2023